UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-05514

                                         Wilmington Funds

(Exact name of registrant as specified in charter)

Wilmington Funds Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, DE 19890

(Address of principal executive offices) (Zip code)

John McDonnell

Wilmington Funds Management Corporation

Rodney Square North

1100 North Market Street

Wilmington, DE 19890-0001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 302-651-8409

Date of fiscal year end: April 30

Date of reporting period: October 31, 2023

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a) The Report to Shareholders is attached herewith.

FUNDS October 31, 2023 (unaudited) PRESIDENT’S MESSAGE AND Semi-Annual Report WILMINGTON FUNDS Equity Funds Wilmington Enhanced Dividend Income Strategy Fund Wilmington Large-Cap Strategy Fund

Wilmington Enhanced Dividend Income Strategy Fund (“Enhanced Dividend Income Strategy Fund”)

Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Enhanced Dividend Income Strategy Fund and Large-Cap Strategy Fund (the “Funds”), covering the semi-annual fiscal period of May 1, 2023, through October 31, 2023. Inside you will find a comprehensive review of the Funds’ holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

The semi-annual fiscal period between May and October proved challenging as higher interest rates continued to pass through into the economy. There were, however, areas of improvement as consumer prices showed broad based disinflation as evidenced by the closely monitored U.S. Consumer Price Index (“CPI”) which declined from 4.9% year-over-year to 3.2% year-over-year in October (reported in November). The labor market softened as the October payrolls number declined to 150,000 and wage pressures continued to relent, boosting the likelihood of an economic soft landing. Labor unions made major headlines during the period as the Writers Guild of America (WGA) reached a labor agreement with Hollywood studios, ending a five-month strike. In addition, thousands of United Auto Workers (UAW) walked off factory floors across 20 states. In late October, UAW members reached a tentative agreement with the Detroit Three automakers (Ford, General Motors, and Stellantis) after securing 25% pay increases over the next 4 ½ years. It’s estimated that the strikes cost the automakers several billion dollars in lost production.

The Federal Reserve (the “Fed”) raised interest rates by 25 basis points1 twice during the period, in May and July, but encouragingly left rates unchanged since as inflation dropped closer to the Fed’s 2% target level and the U.S. economy showed signs of slowing. Consumers remained in focus as retail sales largely came in better-than-expected despite excess savings being drained from the economy. Signs of weakening consumers became apparent in high frequency data as delinquency rates ticked up across several categories, though not yet to alarming levels. In addition, millions of student loan borrowers resumed monthly payments starting in October. Despite much of the noise, consumer spending was the largest contributor to growth of the U.S. economy in Q3 (defined as June 30-September 30) which surged 4.9% on a quarter-over-quarter basis. The surprise Gross Domestic Product (“GDP”) print was also helped by the inventories line item which suggested that companies undertook massive restocking efforts. The inventory component of GDP is notoriously volatile, and it is the firm view that growth will likely slow sharply in Q4 as a “give back” for the strong numbers in Q3.

Abroad, the economic picture continued to deteriorate. In Europe, activity in both the services and manufacturing economies continues to lose momentum as evidenced by Purchasing Managers Index (PMI) data materially below 50 and Eurozone GDP which contracted in Q3. There was positive news on the inflationary front as the economic contraction led to the lowest inflation reading since July 2021 (2.9%). Deflationary energy prices, in part driven by base effects, and easing food price inflation were the main driver of the decline in the headline inflation rate. The positive inflationary developments are likely to cast doubt on the European Central Bank’s (ECB) “higher for longer approach” to interest rates. Risks remain across the Eurozone as the war in Ukraine showed no signs of relenting and instability across China, a major European trading partner, could prolong growth concerns. Geopolitics remained a pressing concern during the period following attacks by the terrorist organization, known as Hamas, on Israeli civilians. The Israeli Defense Forces launched counterattacks into Gaza and the conflict remains ongoing.

In Asia, China’s teetering property market continued to sap investors’ risk appetite across the region. One of China’s largest developers, Country Garden Holdings, fought to stave off default amid a slump in property sales. In addition, China’s youth unemployment rate reached a record high of 21.3% in June, after rising for the first five months of the calendar year. Following the dismal June report, the Chinese government decided to suspend future data releases indefinitely.

Bond markets

Fixed income markets declined significantly during the period as yields pushed higher across the curve. The 10-year Treasury yield advanced 136 basis points to 4.93% while the 2-year Treasury yield pushed 95 basis points higher ending the period at 5.09%. Overall, the Bloomberg U.S. Aggregate Bond Index declined 6.1% in what was a difficult environment for fixed income assets. As for yield curve slopes, the 10y-minus-2y remained negative at -16 basis points but steepened after being inverted by 106 basis points in June. The 10y-minus-3m slope ended the period in deeply inverted territory at -71 basis points. Volatility in the bond market remained heightened, as measured by the MOVE Index, a gauge in volatility in the Treasury market, ending the period at 126.9 compared to its five-year average of 83.9, but volatility decreased significantly following the banking turmoil in March.

PRESIDENT’S MESSAGE / October 31, 2023 (unaudited)

ii

For the six-month period May 1, 2023 to October 31, 2023, certain Bloomberg indices performed as follows:2

Bloomberg U.S. Treasury Bond Index[3]	Bloomberg U.S. Aggregate Bond Index[4]	Bloomberg U.S. Credit Bond Index[5]	Bloomberg Municipal Bond Index[6]	Bloomberg U.S. Corporate High Yield Bond Index[7]

-6.05%	-6.13%	-5.77%	-4.65%	0.02%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Equity markets

Equity markets were a mixed bag as the performance of U.S. large-cap stocks was driven by a handful of mega cap tech companies. Overall, the S&P 500 gained 1.4% while the so called “magnificent 7” stocks increased 20.8% during the period. The magnificent 7 includes companies such as Apple, Microsoft, Nvidia, and Alphabet which benefitted from their strong balance sheets and investor enthusiasm around artificial intelligence (“AI”). Elsewhere in markets, U.S. small-cap stocks (as measured by the Russell 2000 index) declined 5.3% as higher interest rates continued to weigh on the smaller and less profitable companies. In international markets, returns were dismal with developed and emerging market equities down 7.9% and 4.8%, respectively.

For the six-month period May 1, 2023 to October 31, 2023, certain stock market indices performed as follows:

S&P 500® Index[8]	Russell 2000® Index[9]	MSCI EAFE (Net) Index[10]	MSCI Emerging Markets (Net) Index[11]

1.39%	-5.29%	-7.88%	-4.78%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Eric Taylor,

President

November 17, 2023

October 31, 2023 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

9.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $152.3 million to $5 billion. The index is unmanaged and investments cannot be made directly in an index.

10.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

11.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2023 (unaudited)

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 to October 31, 2023.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Expenses Paid During Period(1)	Annualized Net Expense Ratio

WILMINGTON ENHANCED DIVIDEND INCOME STRATEGY FUND

Actual

Class A	$1,000.00	$ 937.30	$3.65	0.75%

Class I	$1,000.00	$ 937.40	$2.43	0.50%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,021.37	$3.81	0.75%

Class I	$1,000.00	$1,022.62	$2.54	0.50%

WILMINGTON LARGE-CAP STRATEGY FUND

Actual

Class I	$1,000.00	$1,012.60	$1.26	0.25%

Hypothetical (assuming a 5% return before expenses)

Class I	$1,000.00	$1,023.88	$1.27	0.25%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent one-half year period).

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Enhanced Dividend Income Strategy Fund

At October 31, 2023, the Fund’s sector classifications were as follows (unaudited):

	Percentage of Total Net Assets
Common Stocks

Financials	16.0%

Health Care	14.8%

Information Technology	12.7%

Industrials	10.7%

Consumer Staples	10.3%

Energy	8.8%

Materials	5.6%

Consumer Discretionary	4.7%

Utilities	4.4%

Real Estate	4.2%

Communication Services	1.8%

Cash Equivalents(1)	1.0%

Repurchase Agreements	0.0	%(2)

Other Assets and Liabilities - Net(3)	5.0%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Represents less than 0.05%.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2023 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 94.0%

COMMUNICATION SERVICES – 1.8%

ENTERTAINMENT – 0.0%**

Warner Bros Discovery, Inc.*	1	$10

MEDIA – 1.8%

Omnicom Group, Inc.	15,700	1,176,087

TOTAL COMMUNICATION SERVICES		$1,176,097

CONSUMER DISCRETIONARY – 4.7%

HOTELS, RESTAURANTS & LEISURE – 3.0%

McDonald’s Corp.	3,350	878,270

Restaurant Brands International, Inc.	1	67

Starbucks Corp.	12,150	1,120,716

		$1,999,053

SPECIALTY RETAIL – 1.7%

Home Depot, Inc. (The)	3,850	1,096,056

TOTAL CONSUMER DISCRETIONARY		$3,095,109

CONSUMER STAPLES – 10.3%

BEVERAGES – 2.0%

PepsiCo., Inc.	7,775	1,269,502

Description	Number of Shares	Value

FOOD PRODUCTS – 1.6%

Conagra Brands, Inc.	38,025	$1,040,364

HOUSEHOLD PRODUCTS – 2.8%

Procter & Gamble Co. (The)	12,150	1,822,865

PERSONAL CARE PRODUCTS – 2.0%

Unilever PLC, ADR	28,175	1,334,086

TOBACCO – 1.9%

Philip Morris International, Inc.	14,175	1,263,843

TOTAL CONSUMER STAPLES		$6,730,660

ENERGY – 8.8%

OIL, GAS & CONSUMABLE FUELS – 8.8%

Chevron Corp.	13,900	2,025,647

ConocoPhillips	7,699	914,641

Exxon Mobil Corp.	14,200	1,503,070

Valero Energy Corp.	10,200	1,295,400

TOTAL ENERGY		$5,738,758

FINANCIALS – 16.0%

BANKS – 8.1%

Bank of America Corp.	58,052	1,529,089

JPMorgan Chase & Co.	19,000	2,642,140

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

3	PORTFOLIOS OF INVESTMENTS

Wilmington Enhanced Dividend Income Strategy Fund (continued)

Description	Number of Shares	Value

Toronto-Dominion Bank (The)	19,400	$1,083,296

		$5,254,525

CAPITAL MARKETS – 4.0%

BlackRock, Inc.	1,960	1,200,069

Morgan Stanley	20,100	1,423,482

		$2,623,551

INSURANCE – 3.9%

MetLife, Inc.	24,100	1,446,241

Old Republic International Corp.	39,539	1,082,578

		$2,528,819

TOTAL FINANCIALS		$10,406,895

HEALTH CARE – 14.8%

BIOTECHNOLOGY – 3.8%

AbbVie, Inc.	9,525	1,344,739

Amgen, Inc.	4,525	1,157,043

		$2,501,782

HEALTH CARE EQUIPMENT & SUPPLIES – 1.5%

Medtronic PLC	13,600	959,616

HEALTH CARE PROVIDERS & SERVICES – 1.9%

CVS Health Corp.	18,450	1,273,235

PHARMACEUTICALS – 7.6%

Bristol-Myers Squibb Co.	17,875	921,099

Johnson & Johnson	11,825	1,754,120

Merck & Co., Inc.	13,850	1,422,395

Pfizer, Inc.	27,175	830,468

		$4,928,082

TOTAL HEALTH CARE		$9,662,715

INDUSTRIALS – 10.7%

AEROSPACE & DEFENSE – 3.1%

Lockheed Martin Corp.	4,410	2,004,962

AIR FREIGHT & LOGISTICS – 1.7%

United Parcel Service, Inc.	8,050	1,137,062

BUILDING PRODUCTS – 1.8%

Johnson Controls International PLC	24,400	1,196,088

ELECTRICAL EQUIPMENT – 2.4%

nVent Electric PLC	32,100	1,544,973

MACHINERY – 1.7%

Caterpillar, Inc.	4,850	1,096,343

TOTAL INDUSTRIALS		$6,979,428

INFORMATION TECHNOLOGY – 12.7%

COMMUNICATIONS EQUIPMENT – 2.9%

Cisco Systems, Inc.	36,650	1,910,565

IT SERVICES – 2.0%

International Business Machines Corp.	8,875	1,283,680

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 7.8%

Broadcom, Inc.	4,025	3,386,514

Description	Number of Shares	Value

QUALCOMM, Inc.	15,500	$1,689,345

		$5,075,859

TOTAL INFORMATION TECHNOLOGY		$8,270,104

MATERIALS – 5.6%

CHEMICALS – 5.6%

Air Products & Chemicals, Inc.	4,958	1,400,337

Dow, Inc.	28,100	1,358,354

International Flavors & Fragrances, Inc.	13,225	903,929

TOTAL MATERIALS		$3,662,620

REAL ESTATE – 4.2%

RESIDENTIAL REITS – 1.4%

AvalonBay Communities, Inc.	5,500	911,570

SPECIALIZED REITS – 2.8%

Crown Castle, Inc.	8,050	748,489

VICI Properties, Inc.	37,524	1,046,920

		$1,795,409

TOTAL REAL ESTATE		$2,706,979

UTILITIES – 4.4%

ELECTRIC UTILITIES – 4.4%

American Electric Power Co., Inc.	14,550	1,099,107

Duke Energy Corp.	10,700	951,123

NextEra Energy, Inc.	14,175	826,403

TOTAL UTILITIES		$2,876,633

TOTAL COMMON STOCKS (COST $58,948,288)		$61,305,998

MONEY MARKET FUND – 1.0%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%^	670,825	670,825

TOTAL MONEY MARKET FUND (COST $670,825)		$670,825

	Par Value

REPURCHASE AGREEMENTS – 0.0%**

Bank of America Securities, Inc., 5.31%, dated 10/31/23, due 11/01/23, repurchase price $507, collateralized by U.S. Government Agency Securities, 2.00% to 6.50%, maturing 4/01/48 to 10/01/53; total market value of $517.	$507	507

BNP Paribas SA, 5.30%, dated 10/31/23, due 11/01/23, repurchase price $139, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 11/30/23 to 11/01/53; total market value of $142.	139	139

Deutsche Bank Securities, Inc., 5.31%, dated 10/31/23, due 11/01/23, repurchase price $507, collateralized by U.S. Government Agency Securities, 1.00% to 7.00%, maturing 9/01/28 to 1/01/61; total market value of $517.	507	507

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	4

Wilmington Enhanced Dividend Income Strategy Fund (concluded)

Description	Par Value	Value

HSBC Securities USA, Inc., 5.31%, dated 10/31/23, due 11/01/23, repurchase price $497, collateralized by U.S. Government Agency Securities, 2.50% to 7.00%, maturing 6/20/33 to 10/20/53; total market value of $507.	$497	$497

National Bank Financial, 5.34%, dated 10/31/23, due 11/01/23, repurchase price $507, collateralized by U.S. Treasury Securities, 0.00% to 4.38%, maturing 11/01/23 to 9/09/49; total market value of $517.	507	507

RBC Dominion Securities, Inc., 5.31%, dated 10/31/23, due 11/01/23, repurchase price $507, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/07/23 to 8/20/53; total market value of $517.	507	507

TOTAL REPURCHASE AGREEMENTS (COST $2,664)		$2,664

TOTAL INVESTMENTS – 95.0% (COST $59,621,777)		$61,979,487
COLLATERAL FOR SECURITIES ON LOAN – (0.0%)**		(2,664)
OTHER ASSETS LESS LIABILITIES – 5.0%		3,241,848

TOTAL NET ASSETS – 100.0%		$65,218,671

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Common Stocks	$61,305,998	$—	$—	$61,305,998

Money Market Fund	670,825	—	—	670,825

Repurchase Agreements	—	2,664	—	2,664

Total	$61,976,823	$2,664	$—	$61,979,487

**	Represents less than 0.05%.

*	Non-income producing security.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

PLC	Public Limited Company

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

5

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Large-Cap Strategy Fund

At October 31, 2023, the Fund’s sector classifications were as follows (unaudited):

	Percentage of Total Net Assets

Common Stocks

Information Technology	27.0%

Financials	13.0%

Health Care	12.8%

Consumer Discretionary	10.6%

Industrials	9.4%

Communication Services	8.4%

Consumer Staples	6.2%

Energy	4.4%

Real Estate	2.7%

Materials	2.6%

Utilities	2.3%

Investment Companies	0.5%

Warrants	0.0	%(1)

Preferred Stock	0.0	%(1)

Rights	0.0	%(1)

Cash Equivalents(2)	0.2%

Cash Collateral Invested for Securities on Loan(3)	0.4%

Other Assets and Liabilities - Net(4)	(0.5)%

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Equivalents include investments in a money market fund.

(3)	Cash Collateral Invested for Securities on Loan include investments in repurchase agreements.

(4)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2023 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 99.4%

COMMUNICATION SERVICES – 8.4%

DIVERSIFIED TELECOMMUNICATION SERVICES – 0.7%

AT&T, Inc.	90,712	$1,396,965

Frontier Communications Parent, Inc.*	2,500	44,800

Iridium Communications, Inc.	1,150	42,608

Lumen Technologies, Inc.*	4,885	7,132

Verizon Communications, Inc.	53,270	1,871,375

		$3,362,880

ENTERTAINMENT – 1.2%

AMC Entertainment Holdings, Inc., Class A*	1,787	19,085

Atlanta Braves Holdings, Inc., Class C*	80	2,782

Electronic Arts, Inc.	3,410	422,124

Liberty Media Corp. - Liberty Formula One, Class C*	2,585	167,224

Description	Number of Shares	Value

Liberty Media Corp. - Liberty Formula One, Class A*	105	$6,043

Liberty Media Corp. - Liberty Live, Class C*	535	17,050

Liberty Media Corp. - Liberty Live, Class A*	314	9,809

Live Nation Entertainment, Inc.*	1,870	149,637

Madison Square Garden Sports Corp.*	229	38,504

Netflix, Inc.*	5,450	2,243,711

Playtika Holding Corp.*	100	840

ROBLOX Corp., Class A*	5,600	178,136

Roku, Inc.*	1,600	95,312

Spotify Technology SA*	1,720	283,387

Take-Two Interactive Software, Inc.*	2,018	269,908

Walt Disney Co. (The)*	23,033	1,879,262

Warner Bros Discovery, Inc.*	28,124	279,553

		$6,062,367

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	6

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

INTERACTIVE MEDIA & SERVICES – 5.4%

Alphabet, Inc., Class A*	74,550	$9,250,164

Alphabet, Inc., Class C*	63,830	7,997,899

IAC, Inc.*	950	40,423

Match Group, Inc.*	3,392	117,363

Meta Platforms, Inc., Class A*	27,755	8,361,749

Pinterest, Inc., Class A*	7,693	229,867

TripAdvisor, Inc.*	1,100	16,236

ZoomInfo Technologies, Inc.*	3,500	45,360

		$26,059,061

MEDIA – 0.9%

Altice USA, Inc., Class A*	2,700	7,803

Cable One, Inc.	90	49,488

Charter Communications, Inc., Class A*	1,302	524,446

Comcast Corp., Class A	51,950	2,145,016

DISH Network Corp., Class A*,#	1,246	6,105

Fox Corp., Class A	3,526	107,155

Fox Corp., Class B	1,550	43,261

GCI Liberty, Inc. Escrow Shares*,(1)	1,461	—

Interpublic Group of Cos., Inc. (The)	4,768	135,411

Liberty Broadband Corp., Class A*	185	15,414

Liberty Broadband Corp., Class C*	1,518	126,465

Liberty Media Corp. - Liberty SiriusXM*	1,686	41,391

Liberty Media Corp. - Liberty SiriusXM, Class A*,#	1,243	30,441

New York Times Co. (The), Class A	1,800	72,558

News Corp., Class A	5,007	103,545

News Corp., Class B#	898	19,253

Nexstar Media Group, Inc.	450	63,036

Omnicom Group, Inc.	2,490	186,526

Sirius XM Holdings, Inc.#	7,240	30,987

Trade Desk, Inc. (The), Class A*	5,450	386,732

Paramount Global, Class B#	7,146	77,748

		$4,172,781

WIRELESS TELECOMMUNICATION SERVICES – 0.2%

T-Mobile US, Inc.*	6,719	966,595

TOTAL COMMUNICATION SERVICES		$40,623,684

CONSUMER DISCRETIONARY – 10.6%

AUTOMOBILE COMPONENTS – 0.1%

Aptiv PLC*	3,350	292,120

BorgWarner, Inc.	3,080	113,652

Gentex Corp.	2,830	81,164

Lear Corp.	700	90,832

QuantumScape Corp.*,#	3,450	18,009

		$595,777

AUTOMOBILES – 1.7%

Ford Motor Co.	49,550	483,112

General Motors Co.	17,600	496,320

Harley-Davidson, Inc.	1,820	48,867

Lucid Group, Inc.*,#	8,850	36,462

Rivian Automotive, Inc., Class A*	7,400	120,028

Tesla, Inc.*	35,245	7,078,606

Thor Industries, Inc.	700	61,551

		$8,324,946

Description	Number of Shares	Value

BROADLINE RETAIL – 3.3%

Amazon.com, Inc.*	115,150	$15,325,314

Coupang, Inc.*	13,400	227,800

eBay, Inc.	6,640	260,487

Etsy, Inc.*	1,600	99,680

Kohl’s Corp.	1,660	37,433

Macy’s, Inc.	3,550	43,239

Nordstrom, Inc.#	1,380	19,292

Ollie’s Bargain Outlet Holdings, Inc.*	673	51,983

		$16,065,228

DISTRIBUTORS – 0.1%

Genuine Parts Co.	1,720	221,639

LKQ Corp.	3,268	143,531

Pool Corp.	500	157,885

		$523,055

DIVERSIFIED CONSUMER SERVICES – 0.0%**

ADT, Inc.#	2,560	14,490

Bright Horizons Family Solutions, Inc.*	783	57,989

Grand Canyon Education, Inc.*	400	47,332

H&R Block, Inc.	1,800	73,890

Mister Car Wash, Inc.*,#	750	3,900

Service Corp. International	1,970	107,207

		$304,808

HOTELS, RESTAURANTS & LEISURE – 2.2%

Airbnb, Inc., Class A*	5,000	591,450

Aramark	2,983	80,332

Booking Holdings, Inc.*	480	1,338,989

Boyd Gaming Corp.	1,000	55,250

Caesars Entertainment, Inc.*	2,660	106,107

Carnival Corp.*	12,950	148,407

Chipotle Mexican Grill, Inc.*	350	679,770

Choice Hotels International, Inc.#	360	39,780

Churchill Downs, Inc.	900	98,856

Darden Restaurants, Inc.	1,450	211,018

Domino’s Pizza, Inc.	450	152,546

DoorDash, Inc., Class A*	3,720	278,814

DraftKings, Inc., Class A*	5,120	141,414

Expedia Group, Inc.*	1,902	181,242

Hilton Worldwide Holdings, Inc.	3,203	485,351

Hyatt Hotels Corp., Class A	650	66,586

Las Vegas Sands Corp.	4,320	205,027

Marriott International, Inc., Class A	3,086	581,896

Marriott Vacations Worldwide Corp.	500	44,930

McDonald’s Corp.	9,249	2,424,810

MGM Resorts International	3,710	129,553

Norwegian Cruise Line Holdings Ltd.*,#	5,600	76,160

Penn Entertainment, Inc.*	2,050	40,447

Planet Fitness, Inc., Class A*	1,028	56,818

Restaurant Brands International LP	47	3,214

Royal Caribbean Cruises Ltd.*	2,880	244,022

Starbucks Corp.	14,290	1,318,110

Texas Roadhouse, Inc.	600	60,924

Travel + Leisure Co.	810	27,564

Vail Resorts, Inc.	528	112,068

Wendy’s Co. (The)	2,065	39,276

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

7	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Wingstop, Inc.	350	$63,970

Wyndham Hotels & Resorts, Inc.	1,160	83,984

Wynn Resorts Ltd.	1,368	120,083

Yum! Brands, Inc.	3,700	447,182

		$10,735,950

HOUSEHOLD DURABLES – 0.4%

DR Horton, Inc.	4,020	419,688

Garmin Ltd.	1,840	188,655

Leggett & Platt, Inc.	1,770	41,471

Lennar Corp., Class A	3,260	347,777

Lennar Corp., Class B	76	7,494

Mohawk Industries, Inc.*	655	52,649

Newell Brands, Inc.	5,269	35,408

NVR, Inc.*	45	243,568

PulteGroup, Inc.	2,840	208,996

Tempur Sealy International, Inc.	2,100	83,853

Toll Brothers, Inc.	1,450	102,529

TopBuild Corp.*	400	91,504

Whirlpool Corp.	685	71,624

		$1,895,216

LEISURE PRODUCTS – 0.1%

Brunswick Corp.	950	65,997

Hasbro, Inc.	1,690	76,303

Mattel, Inc.*	4,600	87,768

Peloton Interactive, Inc., Class A*	3,650	17,374

Polaris, Inc.	700	60,494

YETI Holdings, Inc.*	1,050	44,646

		$352,582

SPECIALTY RETAIL – 2.1%

Advance Auto Parts, Inc.	800	41,624

AutoNation, Inc.*	330	42,926

AutoZone, Inc.*	240	594,511

Bath & Body Works, Inc.	2,960	87,764

Best Buy Co., Inc.	2,430	162,373

Burlington Stores, Inc.*	850	102,876

CarMax, Inc.*	2,000	122,180

Dick’s Sporting Goods, Inc.	700	74,865

Five Below, Inc.*	628	109,259

Floor & Decor Holdings, Inc., Class A*	1,360	112,064

GameStop Corp., Class A*,#	3,500	48,195

Gap, Inc. (The)#	2,800	35,840

Home Depot, Inc. (The)	12,770	3,635,491

Lithia Motors, Inc.	350	84,774

Lowe’s Cos., Inc.	7,350	1,400,689

Murphy USA, Inc.	300	108,807

O’Reilly Automotive, Inc.*	750	697,830

Penske Automotive Group, Inc.	200	28,616

Petco Health & Wellness Co., Inc.*	1,150	3,979

RH*	190	41,412

Ross Stores, Inc.	4,190	485,914

TJX Cos., Inc. (The)	14,430	1,270,850

Tractor Supply Co.	1,350	259,956

Ulta Beauty, Inc.*	650	247,852

Valvoline, Inc.	2,250	66,758

Victoria’s Secret & Co.*	1,003	17,934

Description	Number of Shares	Value

Wayfair, Inc., Class A*,#	1,048	$44,655

Williams-Sonoma, Inc.	760	114,182

		$10,044,176

TEXTILES, APPAREL & LUXURY GOODS – 0.6%

Capri Holdings Ltd.*	1,400	71,652

Carter’s, Inc.	450	30,222

Columbia Sportswear Co.	468	34,538

Crocs, Inc.*	650	58,058

Deckers Outdoor Corp.*	350	208,971

Hanesbrands, Inc.	2,000	8,380

Lululemon Athletica, Inc.*	1,400	550,872

NIKE, Inc., Class B	14,940	1,535,384

PVH Corp.	820	60,967

Ralph Lauren Corp.	535	60,204

Skechers USA, Inc., Class A*	1,793	86,458

Tapestry, Inc.	3,230	89,019

Under Armour, Inc., Class A*	2,678	18,344

Under Armour, Inc., Class C*	2,150	13,825

VF Corp.	4,300	63,339

		$2,890,233

TOTAL CONSUMER DISCRETIONARY		$51,731,971

CONSUMER STAPLES – 6.2%

BEVERAGES – 1.5%

Boston Beer Co., Inc. (The), Class A*	100	33,395

Brown-Forman Corp., Class A#	550	31,581

Brown-Forman Corp., Class B	2,525	141,804

Celsius Holdings, Inc.*	550	83,650

Coca-Cola Co. (The)	48,450	2,736,940

Constellation Brands, Inc., Class A	1,950	456,592

Keurig Dr. Pepper, Inc.	12,200	370,026

Molson Coors Beverage Co., Class B	2,300	132,871

Monster Beverage Corp.*	9,600	490,560

PepsiCo., Inc.	17,150	2,800,252

		$7,277,671

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.8%

Albertsons Cos., Inc., Class A	4,950	107,415

BJ’s Wholesale Club Holdings, Inc.*	1,700	115,804

Casey’s General Stores, Inc.	485	131,876

Costco Wholesale Corp.	5,550	3,066,042

Dollar General Corp.	2,800	333,312

Dollar Tree, Inc.*	2,712	301,276

Grocery Outlet Holding Corp.*	1,350	37,355

Kroger Co. (The)	8,050	365,229

Performance Food Group Co.*	1,800	103,968

Sysco Corp.	6,250	415,563

Target Corp.	5,860	649,229

U.S. Foods Holding Corp.*	2,950	114,873

Walgreens Boots Alliance, Inc.	9,050	190,774

Walmart, Inc.	17,750	2,900,527

		$8,833,243

FOOD PRODUCTS – 0.9%

Archer-Daniels-Midland Co.	6,700	479,519

Bunge Ltd.	1,945	206,131

Campbell Soup Co.	2,500	101,025

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	8

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Conagra Brands, Inc.	5,950	$162,792

Darling Ingredients, Inc.*	2,050	90,795

Flowers Foods, Inc.	2,300	50,439

Freshpet, Inc.*	550	31,570

General Mills, Inc.	7,350	479,514

Hershey Co. (The)	1,850	346,597

Hormel Foods Corp.	3,400	110,670

Ingredion, Inc.	800	74,864

J.M. Smucker Co. (The)	1,300	147,992

Kellanova	3,150	158,980

Kraft Heinz Co. (The)	9,750	306,735

Lamb Weston Holdings, Inc.	1,900	170,620

McCormick & Co., Inc.	3,000	191,700

Mondelez International, Inc., Class A	16,800	1,112,328

Pilgrim’s Pride Corp.*	550	14,025

Post Holdings, Inc.*	738	59,247

Tyson Foods, Inc., Class A	3,500	162,225

WK Kellogg Co.*	787	7,886

		$4,465,654

HOUSEHOLD PRODUCTS – 1.3%

Church & Dwight Co., Inc.	3,150	286,461

Clorox Co. (The)	1,600	188,320

Colgate-Palmolive Co.	10,150	762,468

Kimberly-Clark Corp.	4,150	496,506

Procter & Gamble Co. (The)	29,600	4,440,888

Reynolds Consumer Products, Inc.	350	8,900

Spectrum Brands Holdings, Inc.	400	30,128

		$6,213,671

PERSONAL CARE PRODUCTS – 0.2%

Coty, Inc., Class A*	4,890	45,819

Estee Lauder Cos., Inc. (The), Class A	2,950	380,167

Kenvue, Inc.	21,100	392,460

Olaplex Holdings, Inc.*	1,700	2,414

		$820,860

TOBACCO – 0.5%

Altria Group, Inc.	22,050	885,749

Philip Morris International, Inc.	19,250	1,716,330

		$2,602,079

TOTAL CONSUMER STAPLES		$30,213,178

ENERGY – 4.4%

ENERGY EQUIPMENT & SERVICES – 0.4%

Baker Hughes Co.	12,600	433,692

Halliburton Co.	11,263	443,087

NOV, Inc.	4,398	87,784

Schlumberger NV	17,596	979,393

TechnipFMC PLC	5,000	107,600

		$2,051,556

OIL, GAS & CONSUMABLE FUELS – 4.0%

Antero Midstream Corp.	3,300	40,722

Antero Resources Corp.*	3,200	94,208

APA Corp.	3,940	156,497

Cheniere Energy, Inc.	3,030	504,253

Chesapeake Energy Corp.#	1,550	133,424

Description	Number of Shares	Value

Chevron Corp.	21,470	$3,128,823

ConocoPhillips	15,028	1,785,326

Coterra Energy, Inc.	9,274	255,035

Devon Energy Corp.	7,836	364,923

Diamondback Energy, Inc.	2,297	368,255

DT Midstream, Inc.	1,075	58,018

Enviva, Inc.	450	1,629

EOG Resources, Inc.	7,430	938,037

EQT Corp.	4,350	184,353

Exxon Mobil Corp.	48,693	5,154,154

Hess Corp.	3,540	511,176

HF Sinclair Corp.	1,640	90,823

Kinder Morgan, Inc.	24,405	395,361

Marathon Oil Corp.	7,450	203,459

Marathon Petroleum Corp.	5,400	816,750

New Fortress Energy, Inc.#	400	12,120

Occidental Petroleum Corp.	8,760	541,456

ONEOK, Inc.	5,510	359,252

Ovintiv, Inc.	2,850	136,800

Phillips 66	5,640	643,355

Pioneer Natural Resources Co.	2,926	699,314

Range Resources Corp.	3,050	109,312

Southwestern Energy Co.*	12,050	85,917

Targa Resources Corp.	2,750	229,927

Texas Pacific Land Corp.	100	184,595

Valero Energy Corp.	4,520	574,040

Vitesse Energy, Inc.	299	7,083

Williams Cos., Inc. (The)	14,770	508,088

		$19,276,485

TOTAL ENERGY		$21,328,041

FINANCIALS – 13.0%

BANKS – 2.9%

Bank of America Corp.	85,700	2,257,338

Bank OZK	1,450	51,925

BOK Financial Corp.	270	17,690

Citigroup, Inc.	23,782	939,151

Citizens Financial Group, Inc.	5,550	130,036

Columbia Banking System, Inc.	2,348	46,185

Comerica, Inc.	1,730	68,162

Commerce Bancshares, Inc.	1,358	59,562

Cullen/Frost Bankers, Inc.	490	44,585

East West Bancorp, Inc.	1,473	78,982

Fifth Third Bancorp	8,350	197,978

First Citizens BancShares, Inc., Class A	150	207,111

First Hawaiian, Inc.	1,750	31,378

First Horizon Corp.	6,450	69,337

First Republic Bank	2,400	42

FNB Corp.	4,250	45,433

Huntington Bancshares, Inc.	17,646	170,284

JPMorgan Chase & Co.	35,720	4,967,223

KeyCorp.	11,794	120,535

M&T Bank Corp.§	2,323	261,918

New York Community Bancorp, Inc.	9,633	91,321

NU Holdings Ltd., Class A*	27,600	226,320

Pinnacle Financial Partners, Inc.	1,000	62,360

PNC Financial Services Group, Inc. (The)	4,860	556,324

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

9	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Popular, Inc.	938	$61,008

Prosperity Bancshares, Inc.	923	50,340

Regions Financial Corp.	11,806	171,541

Synovus Financial Corp.	1,744	45,466

Truist Financial Corp.	16,257	461,049

U.S. Bancorp	19,420	619,110

Webster Financial Corp.	2,012	76,396

Wells Fargo & Co.	45,075	1,792,633

Western Alliance Bancorp	1,150	47,265

Wintrust Financial Corp.	800	59,752

Zions Bancorp NA	1,840	56,764

		$14,142,504

CAPITAL MARKETS – 2.9%

Affiliated Managers Group, Inc.	570	69,973

Ameriprise Financial, Inc.	1,340	421,524

Ares Management Corp., Class A	2,100	207,039

Bank of New York Mellon Corp. (The)	9,670	410,975

BlackRock, Inc.	1,860	1,138,841

Blackstone, Inc.	8,920	823,762

Blue Owl Capital, Inc.#	6,000	73,980

Carlyle Group, Inc. (The)	2,700	74,358

Cboe Global Markets, Inc.	1,350	221,251

Charles Schwab Corp. (The)	18,505	963,000

CME Group, Inc.	4,400	939,224

Coinbase Global, Inc., Class A*	2,100	161,952

Evercore, Inc., Class A	450	58,581

FactSet Research Systems, Inc.	490	211,626

Franklin Resources, Inc.	3,770	85,918

Goldman Sachs Group, Inc. (The)	3,990	1,211,404

Houlihan Lokey, Inc.	600	60,312

Interactive Brokers Group, Inc., Class A	1,198	95,924

Intercontinental Exchange, Inc.	7,290	783,238

Invesco Ltd.	4,620	59,921

Janus Henderson Group PLC	1,800	41,526

Jefferies Financial Group, Inc.	2,548	81,995

KKR & Co., Inc.	8,234	456,164

Lazard Ltd., Class A	1,250	34,713

LPL Financial Holdings, Inc.	950	213,294

MarketAxess Holdings, Inc.	500	106,875

Moody’s Corp.	1,990	612,920

Morgan Stanley	14,726	1,042,895

Morningstar, Inc.	300	75,972

MSCI, Inc.	970	457,403

Nasdaq, Inc.	4,340	215,264

Northern Trust Corp.	2,480	163,457

Raymond James Financial, Inc.	2,415	230,488

Robinhood Markets, Inc., Class A*	8,000	73,120

S&P Global, Inc.	4,039	1,410,863

SEI Investments Co.	1,340	71,904

State Street Corp.	3,970	256,581

Stifel Financial Corp.	1,300	74,100

T Rowe Price Group, Inc.	2,830	256,115

Tradeweb Markets, Inc., Class A	1,400	126,014

Virtu Financial, Inc., Class A	1,350	24,962

XP, Inc., Class A	4,300	86,000

		$14,185,428

Description	Number of Shares	Value

CONSUMER FINANCE – 0.5%

Ally Financial, Inc.	3,913	$94,655

American Express Co.	7,340	1,071,860

Capital One Financial Corp.	4,700	476,063

Credit Acceptance Corp.*	100	40,243

Discover Financial Services	3,030	248,702

OneMain Holdings, Inc.	1,550	55,692

SLM Corp.	3,510	45,630

SoFi Technologies, Inc.*	12,250	92,488

Synchrony Financial	5,500	154,275

		$2,279,608

FINANCIAL SERVICES – 4.2%

Affirm Holdings, Inc.*,#	2,650	46,666

Apollo Global Management, Inc.	6,576	509,245

Berkshire Hathaway, Inc., Class B*	22,696	7,746,826

Block, Inc.*	6,800	273,700

Equitable Holdings, Inc.	4,443	118,051

Euronet Worldwide, Inc.*	665	51,099

Fidelity National Information Services, Inc.	7,400	363,414

Fiserv, Inc.*	7,660	871,325

FleetCor Technologies, Inc.*	950	213,911

Global Payments, Inc.	3,263	346,596

Jack Henry & Associates, Inc.	950	133,940

Mastercard, Inc., Class A	10,420	3,921,567

MGIC Investment Corp.	3,600	60,624

NCR Atleos Corp.*	810	17,869

PayPal Holdings, Inc.*	14,165	733,747

Rocket Cos., Inc., Class A*	1,500	11,085

Shift4 Payments, Inc., Class A*	750	33,390

Toast, Inc., Class A*	4,600	73,554

UWM Holdings Corp.	1,900	9,215

Visa, Inc., Class A	20,070	4,718,457

Voya Financial, Inc.	1,330	88,804

Western Union Co. (The)	5,990	67,627

WEX, Inc.*	565	94,061

		$20,504,773

INSURANCE – 2.4%

Aflac, Inc.	7,450	581,919

Allstate Corp. (The)	3,230	413,860

American Financial Group, Inc.	950	103,892

American International Group, Inc.	8,830	541,367

Aon PLC, Class A	2,500	773,500

Arch Capital Group Ltd.*	4,620	400,462

Arthur J. Gallagher & Co.	2,680	631,113

Assurant, Inc.	730	108,697

Assured Guaranty Ltd.	750	46,800

Axis Capital Holdings Ltd.	930	53,103

Brighthouse Financial, Inc.*	950	43,035

Brown & Brown, Inc.	2,940	204,095

Chubb Ltd.	5,097	1,093,918

Cincinnati Financial Corp.	2,006	199,938

CNA Financial Corp.	150	6,060

Everest Group Ltd.	370	146,379

F&G Annuities & Life, Inc.	237	7,274

Fidelity National Financial, Inc.	3,191	124,736

First American Financial Corp.	1,328	68,312

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	10

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Globe Life, Inc.	1,043	$121,363

Hanover Insurance Group, Inc. (The)	500	58,605

Hartford Financial Services Group, Inc. (The)	3,740	274,703

Kemper Corp.	778	31,027

Kinsale Capital Group, Inc.	250	83,478

Lincoln National Corp.	2,458	53,511

Loews Corp.	2,300	147,223

Markel Group, Inc.*	180	264,694

Marsh & McLennan Cos., Inc.	6,140	1,164,451

MetLife, Inc.	8,101	486,141

Old Republic International Corp.	3,468	94,954

Primerica, Inc.	473	90,419

Principal Financial Group, Inc.	2,840	192,211

Progressive Corp. (The)	7,280	1,150,895

Prudential Financial, Inc.	4,480	409,651

Reinsurance Group of America, Inc.	790	118,081

RenaissanceRe Holdings Ltd.	678	148,882

RLI Corp.	350	46,634

Ryan Specialty Holdings, Inc.*	1,200	51,840

Travelers Cos., Inc. (The)	2,780	465,483

Unum Group	2,360	115,404

W.R. Berkley Corp.	2,480	167,202

White Mountains Insurance Group Ltd.	30	42,923

Willis Towers Watson PLC	1,350	318,451

		$11,646,686

MORTGAGE REAL ESTATE INVESTMENT TRUSTS (REITS) – 0.1%

AGNC Investment Corp.#	8,385	61,881

Annaly Capital Management, Inc.	6,082	94,940

Starwood Property Trust, Inc.#	3,768	66,882

		$223,703

TOTAL FINANCIALS		$62,982,702

HEALTH CARE – 12.8%

BIOTECHNOLOGY – 2.2%

2seventy bio, Inc.*,#	16	39

AbbVie, Inc.	21,711	3,065,159

Alnylam Pharmaceuticals, Inc.*	1,550	235,290

Amgen, Inc.	6,614	1,691,200

Apellis Pharmaceuticals, Inc.*,#	1,250	60,825

Biogen, Inc.*	1,750	415,695

BioMarin Pharmaceutical, Inc.*	2,400	195,480

Exact Sciences Corp.*	2,300	141,657

Exelixis, Inc.*	4,200	86,478

Gilead Sciences, Inc.	15,294	1,201,191

Incyte Corp.*	2,410	129,971

Ionis Pharmaceuticals, Inc.*	1,800	79,686

Karuna Therapeutics, Inc.*	450	74,974

Mirati Therapeutics, Inc.*	550	30,542

Moderna, Inc.*	4,150	315,234

Natera, Inc.*	1,350	53,285

Neurocrine Biosciences, Inc.*	1,250	138,675

Novavax, Inc.*,#	880	5,861

Regeneron Pharmaceuticals, Inc.*	1,300	1,013,857

Sarepta Therapeutics, Inc.*	1,115	75,051

Seagen, Inc.*	1,750	372,417

Ultragenyx Pharmaceutical, Inc.*	950	33,630

Description	Number of Shares	Value

United Therapeutics Corp.*	540	$120,344

Vertex Pharmaceuticals, Inc.*	3,193	1,156,217

		$10,692,758

HEALTH CARE EQUIPMENT & SUPPLIES – 2.4%

Abbott Laboratories	21,295	2,013,442

Align Technology, Inc.*	960	177,206

Baxter International, Inc.	6,330	205,282

Becton Dickinson & Co.	3,534	893,325

Boston Scientific Corp.*	18,400	941,896

Cooper Cos., Inc. (The)	650	202,637

DENTSPLY SIRONA, Inc.	2,729	82,989

DexCom, Inc.*	4,950	439,708

Edwards Lifesciences Corp.*	7,566	482,106

Enovis Corp.*	650	29,835

Envista Holdings Corp.*	2,250	52,358

GE HealthCare Technologies, Inc.	4,850	322,864

Globus Medical, Inc., Class A*	1,100	50,281

Hologic, Inc.*	3,190	211,082

ICU Medical, Inc.*	250	24,515

IDEXX Laboratories, Inc.*	1,030	411,454

Inspire Medical Systems, Inc.*	400	58,864

Insulet Corp.*	900	119,313

Integra LifeSciences Holdings Corp.*	848	30,494

Intuitive Surgical, Inc.*	4,400	1,153,768

Masimo Corp.*	550	44,622

Medtronic PLC	16,226	1,144,907

Novocure Ltd.*	1,350	17,955

Penumbra, Inc.*	450	86,018

QuidelOrtho Corp.*	668	40,801

ResMed, Inc.	1,870	264,081

Shockwave Medical, Inc.*	450	92,817

STERIS PLC	1,300	272,974

Stryker Corp.	4,450	1,202,479

Tandem Diabetes Care, Inc.*	900	15,570

Teleflex, Inc.	610	112,698

Zimmer Biomet Holdings, Inc.	2,660	277,731

		$11,476,072

HEALTH CARE PROVIDERS & SERVICES – 2.9%

Acadia Healthcare Co., Inc.*	1,150	84,536

agilon health, Inc.*,#	3,400	61,200

Amedisys, Inc.*	400	36,596

Cardinal Health, Inc.	3,020	274,820

Cencora, Inc.	2,120	392,518

Centene Corp.*	6,680	460,786

Chemed Corp.	200	112,530

Cigna Group (The)	3,592	1,110,646

CVS Health Corp.	15,771	1,088,357

DaVita, Inc.*	738	56,996

Elevance Health, Inc.	2,910	1,309,762

Encompass Health Corp.	1,230	76,949

Enhabit, Inc.*	740	5,454

Guardant Health, Inc.*	135	3,494

HCA Healthcare, Inc.	2,600	587,964

Henry Schein, Inc.*	1,720	111,765

Humana, Inc.	1,530	801,246

Laboratory Corp. of America Holdings	1,157	231,088

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

11	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

McKesson Corp.	1,700	$774,112

Molina Healthcare, Inc.*	750	249,712

Premier, Inc., Class A	1,150	22,103

Quest Diagnostics, Inc.	1,400	182,140

R1 RCM, Inc.*	1,200	14,148

Tenet Healthcare Corp.*	1,250	67,125

UnitedHealth Group, Inc.	11,470	6,142,873

Universal Health Services, Inc., Class B	830	104,489

		$14,363,409

HEALTH CARE TECHNOLOGY – 0.1%

Certara, Inc.*	1,450	17,676

Definitive Healthcare Corp.*	450	2,592

Doximity, Inc., Class A*	1,550	31,666

Teladoc Health, Inc.*	2,087	34,519

Veeva Systems, Inc., Class A*	1,820	350,732

		$437,185

LIFE SCIENCES TOOLS & SERVICES – 1.4%

10X Genomics, Inc., Class A*	1,240	43,747

Agilent Technologies, Inc.	3,740	386,604

Avantor, Inc.*	8,395	146,325

Azenta, Inc.*	950	43,178

Bio-Rad Laboratories, Inc., Class A*	290	79,831

Bio-Techne Corp.	2,000	109,260

Bruker Corp.	1,400	79,800

Charles River Laboratories International, Inc.*	670	112,801

Danaher Corp.	8,330	1,599,527

Fortrea Holdings, Inc.*	657	18,659

ICON PLC*	1,000	243,960

Illumina, Inc.*	2,040	223,217

IQVIA Holdings, Inc.*	2,230	403,251

Maravai LifeSciences Holdings, Inc., Class A*	1,500	10,290

Medpace Holdings, Inc.*	250	60,667

Mettler-Toledo International, Inc.*	270	266,004

QIAGEN NV*	3,000	112,290

Repligen Corp.*	650	87,464

Revvity, Inc.	1,520	125,932

Sotera Health Co.*	1,100	13,926

Thermo Fisher Scientific, Inc.	4,820	2,143,791

Waters Corp.*	760	181,283

West Pharmaceutical Services, Inc.	950	302,375

		$6,794,182

PHARMACEUTICALS – 3.8%

AstraZeneca PLC, ADR	51	3,225

Bristol-Myers Squibb Co.	25,776	1,328,237

Catalent, Inc.*	2,400	82,536

Elanco Animal Health, Inc.*	5,800	51,098

Eli Lilly & Co.	10,430	5,777,490

Jazz Pharmaceuticals PLC*	810	102,886

Johnson & Johnson	29,700	4,405,698

Merck & Co., Inc.	31,266	3,211,018

Organon & Co.	3,266	48,304

Perrigo Co. PLC	1,458	40,299

Pfizer, Inc.	69,403	2,120,956

Royalty Pharma PLC, Class A	4,600	123,602

Viatris, Inc.	13,455	119,750

Description	Number of Shares	Value

Zoetis, Inc.	5,731	$899,767

		$18,314,866

TOTAL HEALTH CARE		$62,078,472

INDUSTRIALS – 9.4%

AEROSPACE & DEFENSE – 1.7%

Axon Enterprise, Inc.*	850	173,816

Boeing Co. (The)*	6,990	1,305,872

BWX Technologies, Inc.	1,105	82,079

Curtiss-Wright Corp.	465	92,447

General Dynamics Corp.	3,130	755,300

HEICO Corp.#	550	87,125

HEICO Corp., Class A	1,052	133,741

Hexcel Corp.	1,000	61,920

Howmet Aerospace, Inc.	4,916	216,796

Huntington Ingalls Industries, Inc.	495	108,811

L3Harris Technologies, Inc.	2,432	436,325

Lockheed Martin Corp.	2,840	1,291,178

Mercury Systems, Inc.*	650	23,387

Northrop Grumman Corp.	1,820	858,003

RTX Corp.	18,554	1,510,110

Spirit AeroSystems Holdings, Inc., Class A*,#	1,240	28,024

Textron, Inc.	2,603	197,828

TransDigm Group, Inc.*	690	571,382

Woodward, Inc.	775	96,642

		$8,030,786

AIR FREIGHT & LOGISTICS – 0.5%

C.H. Robinson Worldwide, Inc.	1,384	113,253

Expeditors International of Washington, Inc.	1,980	216,315

FedEx Corp.	2,960	710,696

GXO Logistics, Inc.*	1,500	75,765

United Parcel Service, Inc., Class B	9,230	1,303,737

		$2,419,766

BUILDING PRODUCTS – 0.6%

A.O. Smith Corp.	1,700	118,592

Advanced Drainage Systems, Inc.	700	74,781

Allegion PLC	1,133	111,442

Armstrong World Industries, Inc.	428	32,481

AZEK Co., Inc. (The)*	1,350	35,370

Builders FirstSource, Inc.*	1,600	173,632

Carlisle Cos., Inc.	640	162,617

Carrier Global Corp.	10,600	505,196

Fortune Brands Innovations, Inc.	1,510	84,258

Hayward Holdings, Inc.*	1,350	14,175

Johnson Controls International PLC	8,731	427,994

Lennox International, Inc.	400	148,216

Masco Corp.	2,730	142,206

Masterbrand, Inc.*	160	1,778

Owens Corning	1,098	124,480

Trane Technologies PLC	2,850	542,383

Trex Co., Inc.*	1,494	83,978

		$2,783,579

COMMERCIAL SERVICES & SUPPLIES – 0.6%

Cintas Corp.	1,120	567,975

Clean Harbors, Inc.*	650	99,886

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	12

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Copart, Inc.*	11,200	$487,424

Driven Brands Holdings, Inc.*	750	8,535

MSA Safety, Inc.	450	71,046

RB Global, Inc.	2,226	145,580

Rentokil Initial PLC, ADR	35	896

Republic Services, Inc.	2,590	384,589

Rollins, Inc.	3,050	114,711

Stericycle, Inc.*	1,235	50,931

Tetra Tech, Inc.	700	105,637

Veralto Corp.*	2,793	192,717

Vestis Corp.*	1,491	22,797

Waste Management, Inc.	5,140	844,656

		$3,097,380

CONSTRUCTION & ENGINEERING – 0.2%

AECOM	1,725	132,049

EMCOR Group, Inc.	550	113,657

MasTec, Inc.*	700	41,608

MDU Resources Group, Inc.	2,500	46,525

Quanta Services, Inc.	1,788	298,810

Valmont Industries, Inc.	260	51,197

WillScot Mobile Mini Holdings Corp.*	2,700	106,407

		$790,253

ELECTRICAL EQUIPMENT – 0.7%

Acuity Brands, Inc.	400	64,788

AMETEK, Inc.	2,810	395,564

ChargePoint Holdings, Inc.*	3,350	8,509

Eaton Corp. PLC	5,028	1,045,371

Emerson Electric Co.	7,290	648,591

Generac Holdings, Inc.*	697	58,597

Hubbell, Inc.	690	186,369

nVent Electric PLC	2,216	106,656

Plug Power, Inc.*,#	6,950	40,936

Regal Rexnord Corp.	800	94,728

Rockwell Automation, Inc.	1,470	386,331

Sensata Technologies Holding PLC	2,098	66,884

Sunrun, Inc.*	2,400	23,160

Vertiv Holdings Co.	4,400	172,788

		$3,299,272

GROUND TRANSPORTATION – 1.1%

Avis Budget Group, Inc.*	250	40,700

CSX Corp.	25,900	773,115

Hertz Global Holdings, Inc.*	1,900	16,017

JB Hunt Transport Services, Inc.	980	168,433

Knight-Swift Transportation Holdings, Inc.	2,035	99,491

Landstar System, Inc.	390	64,264

Lyft, Inc., Class A*	4,300	39,431

Norfolk Southern Corp.	2,960	564,738

Old Dominion Freight Line, Inc.	1,250	470,825

Ryder System, Inc.	540	52,672

Saia, Inc.*	340	121,887

Schneider National, Inc., Class B	623	15,781

Uber Technologies, Inc.*	24,400	1,056,032

U-Haul Holding Co.*	213	10,462

U-Haul Holding Co.*	17	802

Union Pacific Corp.	7,770	1,613,130

Description	Number of Shares	Value

XPO, Inc.*	1,450	$109,924

		$5,217,704

INDUSTRIAL CONGLOMERATES – 0.8%

3M Co.	6,930	630,284

General Electric Co.	13,615	1,478,997

Honeywell International, Inc.	8,450	1,548,547

		$3,657,828

MACHINERY – 1.8%

AGCO Corp.	845	96,888

Allison Transmission Holdings, Inc.	1,200	60,504

Caterpillar, Inc.	6,500	1,469,325

CNH Industrial NV	11,800	129,564

Crane Co.	500	48,665

Cummins, Inc.	1,780	385,014

Deere & Co.	3,390	1,238,570

Donaldson Co., Inc.	1,410	81,301

Dover Corp.	1,710	222,215

Esab Corp.	649	41,082

Flowserve Corp.	1,798	66,023

Fortive Corp.	4,390	286,579

Gates Industrial Corp. PLC*	1,200	13,104

Graco, Inc.	2,020	150,187

IDEX Corp.	920	176,097

Illinois Tool Works, Inc.	3,800	851,656

Ingersoll Rand, Inc.	4,944	300,002

ITT, Inc.	985	91,950

Lincoln Electric Holdings, Inc.	650	113,620

Middleby Corp. (The)*	700	79,009

Nordson Corp.	700	148,813

Oshkosh Corp.	790	69,307

Otis Worldwide Corp.	5,425	418,864

PACCAR, Inc.	6,710	553,776

Parker-Hannifin Corp.	1,610	593,945

Pentair PLC	2,064	119,960

RBC Bearings, Inc.*	350	76,944

Snap-on, Inc.	680	175,399

Stanley Black & Decker, Inc.	1,920	163,296

Timken Co. (The)	800	55,296

Toro Co. (The)	1,380	111,559

Westinghouse Air Brake Technologies Corp.	2,315	245,436

Xylem, Inc.	2,910	272,201

		$8,906,151

MARINE TRANSPORTATION – 0.0%**

Kirby Corp.*	800	59,760

PASSENGER AIRLINES – 0.1%

Alaska Air Group, Inc.*	1,625	51,399

American Airlines Group, Inc.*,#	8,943	99,714

Delta Air Lines, Inc.	8,340	260,625

Southwest Airlines Co.	7,680	170,726

United Airlines Holdings, Inc.*	4,283	149,948

		$732,412

PROFESSIONAL SERVICES – 0.9%

Automatic Data Processing, Inc.	5,230	1,141,291

Booz Allen Hamilton Holding Corp.	1,750	209,877

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

13	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Broadridge Financial Solutions, Inc.	1,530	$261,079

CACI International, Inc., Class A*	303	98,402

Ceridian HCM Holding, Inc.*	1,875	120,019

Clarivate PLC*,#	6,400	40,832

Concentrix Corp.	543	41,382

Dun & Bradstreet Holdings, Inc.	3,100	27,156

Equifax, Inc.	1,610	273,008

FTI Consulting, Inc.*	450	95,517

Genpact Ltd.	2,245	75,297

Jacobs Solutions, Inc.	1,550	206,615

KBR, Inc.	1,900	110,485

Leidos Holdings, Inc.	1,800	178,416

ManpowerGroup, Inc.	510	35,685

Paychex, Inc.	4,120	457,526

Paycom Software, Inc.	650	159,231

Paycor HCM, Inc.*	450	9,711

Paylocity Holding Corp.*	525	94,185

Robert Half, Inc.	1,398	104,528

Science Applications International Corp.	700	76,468

SS&C Technologies Holdings, Inc.	2,800	140,700

TransUnion	2,600	114,088

Verisk Analytics, Inc.	1,800	409,248

		$4,480,746

TRADING COMPANIES & DISTRIBUTORS – 0.4%

Air Lease Corp.	1,450	50,214

Core & Main, Inc., Class A*	1,000	30,080

Fastenal Co.	7,090	413,631

Ferguson PLC	2,550	383,010

MSC Industrial Direct Co., Inc., Class A	590	55,902

SiteOne Landscape Supply, Inc.*	550	75,773

United Rentals, Inc.	870	353,455

Watsco, Inc.#	400	139,556

WESCO International, Inc.	600	76,920

WW Grainger, Inc.	590	430,600

		$2,009,141

TOTAL INDUSTRIALS		$45,484,778

INFORMATION TECHNOLOGY – 27.0%

COMMUNICATIONS EQUIPMENT – 0.9%

Arista Networks, Inc.*	3,100	621,147

Ciena Corp.*	1,973	83,261

Cisco Systems, Inc.	51,150	2,666,449

F5, Inc.*	763	115,663

Juniper Networks, Inc.	4,240	114,141

Lumentum Holdings, Inc.*	900	35,289

Motorola Solutions, Inc.	2,080	579,197

Ubiquiti, Inc.	50	6,072

Viasat, Inc.*,#	950	17,518

		$4,238,737

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.5%

Amphenol Corp., Class A	7,300	588,015

Arrow Electronics, Inc.*	685	77,686

Avnet, Inc.	1,100	50,963

CDW Corp.	1,690	338,676

Cognex Corp.	2,250	80,978

Coherent Corp.*	1,418	41,973

Description	Number of Shares	Value

Corning, Inc.	9,620	$257,431

Crane NXT Co.	400	20,800

IPG Photonics Corp.*	400	34,360

Jabil, Inc.	1,608	197,462

Keysight Technologies, Inc.*	2,250	274,612

Littelfuse, Inc.	293	63,484

TD SYNNEX Corp.	543	49,782

Teledyne Technologies, Inc.*	593	222,132

Trimble, Inc.*	2,930	138,091

Vontier Corp.	1,956	57,819

Zebra Technologies Corp., Class A*	650	136,130

		$2,630,394

IT SERVICES – 1.5%

Accenture PLC, Class A	8,000	2,376,720

Akamai Technologies, Inc.*	1,900	196,327

Amdocs Ltd.	1,470	117,835

Cloudflare, Inc., Class A*	3,650	206,918

Cognizant Technology Solutions Corp., Class A	6,510	419,700

DXC Technology Co.*	2,826	57,000

EPAM Systems, Inc.*	700	152,299

Gartner, Inc.*	950	315,438

Globant SA*	500	85,145

GoDaddy, Inc., Class A*	1,900	139,137

International Business Machines Corp.	11,460	1,657,574

Kyndryl Holdings, Inc.*	2,412	35,288

MongoDB, Inc.*	815	280,841

Okta, Inc.*	1,950	131,450

Snowflake, Inc., Class A*	3,830	555,848

Thoughtworks Holding, Inc.*	1,150	3,899

Twilio, Inc., Class A*	2,100	107,646

VeriSign, Inc.*	1,100	219,626

Wix.com Ltd.*	40	3,196

		$7,061,887

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 6.5%

Advanced Micro Devices, Inc.*	19,918	1,961,923

Allegro MicroSystems, Inc.*	750	19,470

Analog Devices, Inc.	6,342	997,787

Applied Materials, Inc.	10,480	1,387,028

Broadcom, Inc.	5,108	4,297,718

Cirrus Logic, Inc.*	700	46,851

Enphase Energy, Inc.*	1,700	135,286

Entegris, Inc.	1,800	158,472

First Solar, Inc.*	1,300	185,185

GLOBALFOUNDRIES, Inc.*,#	800	39,696

Intel Corp.	52,070	1,900,555

KLA Corp.	1,700	798,490

Lam Research Corp.	1,680	988,210

Lattice Semiconductor Corp.*	1,650	91,757

Marvell Technology, Inc.	10,611	501,051

Microchip Technology, Inc.	6,678	476,075

Micron Technology, Inc.	13,650	912,775

MKS Instruments, Inc.	733	48,129

Monolithic Power Systems, Inc.	580	256,209

NVIDIA Corp.	29,845	12,170,791

ON Semiconductor Corp.*	5,378	336,878

Qorvo, Inc.*	1,250	109,275

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	14

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

QUALCOMM, Inc.	13,930	$1,518,231

Skyworks Solutions, Inc.	2,000	173,480

Teradyne, Inc.	1,900	158,213

Texas Instruments, Inc.	11,350	1,611,813

Universal Display Corp.	500	69,590

Wolfspeed, Inc.*,#	1,575	53,298

		$31,404,236

SOFTWARE – 10.8%

Adobe, Inc.*	5,710	3,038,063

Alteryx, Inc., Class A*	850	27,209

ANSYS, Inc.*	1,080	300,521

AppLovin Corp., Class A*	2,600	94,744

Aspen Technology, Inc.*	317	56,347

Atlassian Corp., Class A*	1,800	325,152

Autodesk, Inc.*	2,680	529,648

Bentley Systems, Inc., Class B	2,300	111,872

BILL Holdings, Inc.*,#	1,300	118,677

Cadence Design Systems, Inc.*	3,360	805,896

CCC Intelligent Solutions Holdings, Inc.*	2,300	24,771

Confluent, Inc., Class A*	2,300	66,493

Crowdstrike Holdings, Inc., Class A*	2,569	454,122

Datadog, Inc., Class A*	3,348	272,762

DocuSign, Inc.*	2,550	99,144

Dolby Laboratories, Inc., Class A	640	51,802

DoubleVerify Holdings, Inc.*	1,350	37,570

Dropbox, Inc., Class A*	3,100	81,530

Dynatrace, Inc.*	2,723	121,745

Elastic NV*	1,050	78,792

Fair Isaac Corp.*	300	253,761

Five9, Inc.*	893	51,678

Fortinet, Inc.*	8,150	465,935

Gen Digital, Inc.	6,920	115,287

Gitlab, Inc., Class A*	100	4,328

Guidewire Software, Inc.*	950	85,623

HubSpot, Inc.*	553	234,345

Informatica, Inc., Class A*	500	9,590

Intuit, Inc.	3,400	1,682,830

Jamf Holding Corp.*	100	1,606

Manhattan Associates, Inc.*	773	150,720

Microsoft Corp.	93,769	31,704,237

N-Able, Inc.*	436	5,651

nCino, Inc.*	800	22,480

NCR Voyix Corp.*	1,620	24,770

New Relic, Inc.*	750	65,002

Nutanix, Inc., Class A*	2,950	106,760

Oracle Corp.	18,960	1,960,464

Palantir Technologies, Inc., Class A*	23,220	343,656

Palo Alto Networks, Inc.*	3,770	916,185

Pegasystems, Inc.	320	13,677

Procore Technologies, Inc.*	1,000	61,090

PTC, Inc.*	1,350	189,567

RingCentral, Inc., Class A*	1,050	27,909

Roper Technologies, Inc.	1,300	635,141

Salesforce, Inc.*	11,766	2,362,966

SentinelOne, Inc., Class A*	2,350	36,731

ServiceNow, Inc.*	2,550	1,483,717

Smartsheet, Inc., Class A*	1,705	67,416

Description	Number of Shares	Value

Splunk, Inc.*	1,900	$279,604

Synopsys, Inc.*	1,900	891,936

Teradata Corp.*	1,370	58,526

Tyler Technologies, Inc.*	500	186,450

UiPath, Inc., Class A*	4,700	72,991

Unity Software, Inc.*,#	3,610	91,586

VMware, Inc., Class A*,#	2,719	396,022

Workday, Inc., Class A*	2,500	529,275

Zoom Video Communications, Inc., Class A*	3,128	187,617

Zscaler, Inc.*	1,100	174,559

		$52,648,548

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 6.8%

Apple, Inc.	188,190	32,137,206

Hewlett Packard Enterprise Co.	16,090	247,464

HP, Inc.	11,140	293,316

NetApp, Inc.	2,703	196,724

Pure Storage, Inc., Class A*	3,495	118,166

Western Digital Corp.*	3,983	159,918

		$33,152,794

TOTAL INFORMATION TECHNOLOGY		$131,136,596

MATERIALS – 2.6%

CHEMICALS – 1.7%

Air Products & Chemicals, Inc.	2,800	790,832

Albemarle Corp.	1,500	190,170

Ashland, Inc.	600	45,978

Axalta Coating Systems Ltd.*	2,710	71,083

Celanese Corp.	1,400	160,314

CF Industries Holdings, Inc.	2,500	199,450

Chemours Co. (The)	1,850	44,604

Corteva, Inc.	9,112	438,652

Dow, Inc.	9,029	436,462

DuPont de Nemours, Inc.	5,912	430,867

Eastman Chemical Co.	1,500	112,095

Ecolab, Inc.	3,200	536,768

Element Solutions, Inc.	2,550	46,487

FMC Corp.	1,450	77,140

Ginkgo Bioworks Holdings, Inc.*,#	15,500	21,235

Huntsman Corp.	2,150	50,159

International Flavors & Fragrances, Inc.	3,190	218,036

Linde PLC	6,130	2,342,641

LyondellBasell Industries NV, Class A	3,200	288,768

Mosaic Co. (The)	4,165	135,279

NewMarket Corp.	100	48,215

Olin Corp.	1,450	61,944

PPG Industries, Inc.	2,900	356,033

RPM International, Inc.	1,500	136,905

Scotts Miracle-Gro Co. (The)	495	21,998

Sherwin-Williams Co. (The)	2,950	702,719

Westlake Corp.	400	46,144

		$8,010,978

CONSTRUCTION MATERIALS – 0.1%

Eagle Materials, Inc.	400	61,564

Knife River Corp.*	62	3,120

Martin Marietta Materials, Inc.	750	306,705

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

15	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

Vulcan Materials Co.	1,650	$324,208

		$695,597

CONTAINERS & PACKAGING – 0.3%

Amcor PLC	17,851	158,695

AptarGroup, Inc.	815	99,650

Ardagh Metal Packaging SA	1,850	6,235

Avery Dennison Corp.	1,000	174,070

Ball Corp.	3,700	178,155

Berry Global Group, Inc.	1,393	76,615

Crown Holdings, Inc.	1,218	98,171

Graphic Packaging Holding Co.	4,055	87,223

International Paper Co.	4,350	146,725

Packaging Corp. of America	1,100	168,355

Sealed Air Corp.	1,750	53,883

Silgan Holdings, Inc.	805	32,248

Sonoco Products Co.	1,030	53,364

Westrock Co.	3,050	109,587

		$1,442,976

METALS & MINING – 0.5%

Alcoa Corp.	2,250	57,690

Cleveland-Cliffs, Inc.*	6,700	112,426

Freeport-McMoRan, Inc.	18,000	608,040

MP Materials Corp.*,#	1,150	18,860

Newmont Corp.	13,250	496,477

Nucor Corp.	3,200	472,928

Reliance Steel & Aluminum Co.	750	190,785

Royal Gold, Inc.	758	79,082

Southern Copper Corp.	950	67,355

SSR Mining, Inc.	2,450	34,006

Steel Dynamics, Inc.	1,950	207,695

United States Steel Corp.	2,850	96,587

		$2,441,931

PAPER & FOREST PRODUCTS – 0.0%**

Louisiana-Pacific Corp.	650	33,332

TOTAL MATERIALS		$12,624,814

REAL ESTATE – 2.7%

DIVERSIFIED REITS – 0.0%**

WP Carey, Inc.	2,700	144,855

HEALTH CARE REITS – 0.2%

Healthcare Realty Trust, Inc.	5,030	72,180

Healthpeak Properties, Inc.	7,130	110,871

Medical Properties Trust, Inc.#	7,200	34,416

Omega Healthcare Investors, Inc.	3,200	105,920

Ventas, Inc.	4,936	209,583

Welltower, Inc.	6,270	524,235

		$1,057,205

HOTEL & RESORT REITS – 0.1%

Host Hotels & Resorts, Inc.	9,730	150,620

Park Hotels & Resorts, Inc.	3,150	36,320

		$186,940

INDUSTRIAL REITS – 0.3%

Americold Realty Trust, Inc.	3,440	90,197

EastGroup Properties, Inc.	500	81,625

Description	Number of Shares	Value

First Industrial Realty Trust, Inc.	1,750	$74,025

Prologis, Inc.	11,578	1,166,483

Rexford Industrial Realty, Inc.	2,600	112,424

STAG Industrial, Inc.	2,150	71,423

		$1,596,177

OFFICE REITS – 0.1%

Alexandria Real Estate Equities, Inc.	2,165	201,626

Boston Properties, Inc.	1,900	101,783

Cousins Properties, Inc.	1,833	32,756

Highwoods Properties, Inc.	1,290	23,078

Kilroy Realty Corp.	1,525	43,585

Vornado Realty Trust	2,176	41,779

		$444,607

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.2%

CBRE Group, Inc., Class A*	3,860	267,652

CoStar Group, Inc.*	5,150	378,062

Howard Hughes Holdings, Inc.*	508	33,696

Jones Lang LaSalle, Inc.*	628	80,334

Opendoor Technologies, Inc.*	1,600	3,040

WeWork, Inc., Class A*	41	93

Zillow Group, Inc., Class A*	500	17,765

Zillow Group, Inc., Class C*	2,295	83,194

		$863,836

RESIDENTIAL REITS – 0.4%

American Homes 4 Rent, Class A	4,140	135,544

Apartment Income REIT Corp.	1,904	55,616

Apartment Investment & Management Co., Class A*	2,854	16,724

AvalonBay Communities, Inc.	1,772	293,691

Camden Property Trust	1,320	112,042

Equity LifeStyle Properties, Inc.	2,500	164,500

Equity Residential	4,700	260,051

Essex Property Trust, Inc.	823	176,056

Invitation Homes, Inc.	8,050	239,004

Mid-America Apartment Communities, Inc.	1,471	173,799

Sun Communities, Inc.	1,600	177,984

UDR, Inc.	4,280	136,147

		$1,941,158

RETAIL REITS – 0.3%

Agree Realty Corp.	1,050	58,737

Brixmor Property Group, Inc.	4,200	87,318

Federal Realty Investment Trust	1,048	95,567

Kimco Realty Corp.	7,456	133,761

NNN REIT, Inc.	2,315	84,104

Realty Income Corp.	8,640	409,363

Regency Centers Corp.	2,233	134,561

Simon Property Group, Inc.	4,043	444,285

Spirit Realty Capital, Inc.	1,850	66,581

		$1,514,277

SPECIALIZED REITS – 1.1%

American Tower Corp.	5,860	1,044,193

Crown Castle, Inc.	5,440	505,811

CubeSmart	2,933	99,986

Digital Realty Trust, Inc.	3,660	455,158

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	16

Wilmington Large-Cap Strategy Fund (continued)

Description	Number of Shares	Value

EPR Properties	1,000	$42,700

Equinix, Inc.	1,161	847,112

Extra Space Storage, Inc.	2,712	280,936

Gaming and Leisure Properties, Inc.	3,209	145,657

Iron Mountain, Inc.	3,656	215,960

Lamar Advertising Co., Class A	1,150	94,611

National Storage Affiliates Trust	1,100	31,372

Public Storage	1,960	467,872

Rayonier, Inc.	1,965	49,597

SBA Communications Corp.	1,350	281,650

VICI Properties, Inc.	12,688	353,995

Weyerhaeuser Co.	9,392	269,456

		$5,186,066

TOTAL REAL ESTATE		$12,935,121

UTILITIES – 2.3%

ELECTRIC UTILITIES – 1.5%

Alliant Energy Corp.	3,000	146,370

American Electric Power Co., Inc.	6,300	475,902

Avangrid, Inc.	550	16,429

Constellation Energy Corp.	4,033	455,406

Duke Energy Corp.	9,350	831,121

Edison International	4,550	286,923

Entergy Corp.	2,650	253,313

Evergy, Inc.	2,700	132,678

Eversource Energy	4,350	233,986

Exelon Corp.	12,050	469,227

FirstEnergy Corp.	6,750	240,300

Hawaiian Electric Industries, Inc.	1,100	14,278

IDACORP, Inc.	550	52,091

NextEra Energy, Inc.	25,200	1,469,160

NRG Energy, Inc.	2,750	116,545

OGE Energy Corp.	2,213	75,685

PG&E Corp.*	22,900	373,270

Pinnacle West Capital Corp.	1,300	96,434

PPL Corp.	8,950	219,902

Southern Co. (The)	13,150	884,995

Xcel Energy, Inc.	6,850	405,999

		$7,250,014

GAS UTILITIES – 0.1%

Atmos Energy Corp.	1,800	193,788

National Fuel Gas Co.	1,150	58,593

UGI Corp.	2,650	55,120

		$307,501

INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS – 0.0%**

AES Corp. (The)	8,100	120,690

Brookfield Renewable Corp., Class A	1,250	28,450

Vistra Corp.	4,400	143,968

		$293,108

MULTI-UTILITIES – 0.6%

Ameren Corp.	3,250	246,058

CenterPoint Energy, Inc.	7,650	205,632

CMS Energy Corp.	3,550	192,907

Consolidated Edison, Inc.	4,250	373,107

Dominion Energy, Inc.	10,343	417,030

Description	Number of Shares	Value

DTE Energy Co.	2,600	$250,588

NiSource, Inc.	4,800	120,768

Public Service Enterprise Group, Inc.	6,150	379,147

Sempra	7,600	532,228

WEC Energy Group, Inc.	3,800	309,282

		$3,026,747

WATER UTILITIES – 0.1%

American Water Works Co., Inc.	2,450	288,243

Essential Utilities, Inc.	2,900	97,034

		$385,277

TOTAL UTILITIES		$11,262,647

TOTAL COMMON STOCKS (COST $155,949,565)		$482,402,004

PREFERRED STOCK – 0.0%**

REAL ESTATE – 0.0%**

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.0%**

Brookfield Property Preferred LP 6.25%*	400	4,800

TOTAL REAL ESTATE		$4,800

TOTAL PREFERRED STOCK (COST $9,880)		$4,800

RIGHTS – 0.0%**

ABIOMED, Inc. CVR, Expire 12/31/49*,(1)	150	—

Bristol-Myers Squibb Co. CVR, Expire 12/31/30*	89	10

TOTAL RIGHTS (COST $0)		$10

WARRANTS – 0.0%**

Occidental Petroleum Corp. CW27, Expire 08/03/27*	1,645	65,570

TOTAL WARRANTS (COST $0)		$65,570

INVESTMENT COMPANIES – 0.5%

EQUITY FUNDS – 0.5%

iShares Russell 1000 ETF	5,010	1,148,843

iShares Russell 1000 Growth ETF	2,170	568,778

iShares Russell 1000 Value ETF	3,940	576,895

TOTAL EQUITY FUNDS		$2,294,516

TOTAL INVESTMENT COMPANIES (COST $2,283,701)		$2,294,516

MONEY MARKET FUND – 0.2%

Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%^	990,618	990,618

TOTAL MONEY MARKET FUND (COST $990,618)		$990,618
	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.4%

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

17	PORTFOLIOS OF INVESTMENTS

Wilmington Large-Cap Strategy Fund (continued)

Description	Par Value	Value

REPURCHASE AGREEMENTS – 0.4%

Bank of Montreal, 5.30%, dated 10/31/23, due 11/01/23, repurchase price $130,494, collateralized by U.S. Government Agency Securities, 4.50% to 6.50%, maturing 9/01/52 to 10/01/53; total market value of $133,085.	$130,475	$130,475

BNP Paribas SA, 5.30%, dated 10/31/23, due 11/01/23, repurchase price $419,582, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 11/30/23 to 11/01/53; total market value of $427,910.	419,520	419,520

HSBC Securities USA, Inc., 5.31%, dated 10/31/23, due 11/01/23, repurchase price $411,190, collateralized by U.S. Government Agency Securities, 2.50% to 7.00%, maturing 6/20/33 to 10/20/53; total market value of $419,352.	411,129	411,129

National Bank Financial, 5.34%, dated 10/31/23, due 11/01/23, repurchase price $419,582, collateralized by U.S. Treasury Securities, 0.00% to 4.38%, maturing 11/01/23 to 9/09/49; total market value of $427,912.	419,520	419,520

Nomura Securities International, Inc., 5.30%, dated 10/31/23, due 11/01/23, repurchase price $419,582, collateralized by U.S. Government Agency & Treasury Securities, 2.00% to 6.50%, maturing 4/30/25 to 10/15/58; total market value of $427,911.	419,520	419,520

Description	Par Value	Value

TD Securities, Inc., 5.32%, dated 10/31/23, due 11/01/23, repurchase price $419,582, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 2/20/38 to 10/20/53; total market value of $427,910.	$419,520	$419,520

TOTAL REPURCHASE AGREEMENTS (COST $2,219,684)		$2,219,684

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $2,219,684)		$2,219,684

TOTAL INVESTMENTS – 100.5% (COST $161,453,448)		$487,977,202
COLLATERAL FOR SECURITIES ON LOAN – (0.5%)		(2,219,684)
OTHER ASSETS LESS LIABILITIES – 0.0%**		(380,278)

TOTAL NET ASSETS – 100.0%		$485,377,240

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3		Total

Investments in Securities

Common Stocks	$482,402,004	$—	$—	(a)	$482,402,004

Preferred Stock	4,800	—	—		4,800

Rights	10	—	—	(a)	10

Warrants	65,570	—	—		65,570

Investment Companies	2,294,516	—	—		2,294,516

Money Market Fund	990,618	—	—		990,618

Repurchase Agreements	—	2,219,684	—		2,219,684

Total	$485,757,518	$2,219,684	$—		$487,977,202

(a)	Includes internally fair valued securities currently priced at zero ($0).

*	Non-income producing security.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

**	Represents less than 0.05%.

§	Affiliated company. See Note 4 in Notes to Financial Statements.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	18

Wilmington Large-Cap Strategy Fund (concluded)

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CVR	Contingent Value Rights

ETF	Exchange-Traded Fund

LP	Limited Partnership

NA	National Association

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

19	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2023 (unaudited)	Wilmington Enhanced Dividend Income Strategy Fund		Wilmington Large–Cap Strategy Fund
ASSETS:
Investments, at identified cost	$59,621,777		$161,453,448	(a)

Investments in securities, at value	$61,979,487		$487,977,202	(b),(c)
Cash	31,578,922		—
Cash denominated in foreign currencies	5,884	(d)	—
Income receivable	47,027		345,188
Due from advisor	10,886		—
Receivable for shares sold	900,736		803,780
Receivable for investments sold	505,665		—
Prepaid assets	23,314		23,626

TOTAL ASSETS	95,051,921		489,149,796

LIABILITIES:
Collateral for securities on loan	—		2,219,684
Due to custodian	—26
Payable for investments purchased	29,740,845		1,179,355
Payable for shares redeemed	8,731		150,402
Payable for Trustees’ fees	2,799		2,799
Payable for administration fees	838		12,108
Payable for distribution services fees	6,417		—
Payable for investment advisory fees	—		56,674
Other accrued expenses	73,620		151,508

TOTAL LIABILITIES	29,833,250		3,772,556

NET ASSETS	$65,218,671		$485,377,240

NET ASSETS CONSIST OF:

Paid–in capital	$63,382,120		$140,036,489
Distributable earnings (loss)	1,836,551		345,340,751

TOTAL NET ASSETS	$65,218,671		$485,377,240

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$29,360,940		$—

Shares outstanding (unlimited shares authorized)	2,765,364		—

Net Asset Value per share	$10.62		$—

Offering Price per share*	$11.24	**	$—

Class I
Net Assets	$35,857,731		$485,377,240

Shares outstanding (unlimited shares authorized)	3,366,568		19,131,025

Net Asset Value and Offering Price per share	$10.65		$25.37

(a)	Includes $197,846 of investments in affiliated issuers.
(b)	Includes $261,918 of investments in affiliated issuers.
(c)	Including $2,180,340 of securities on loan (Note 2).
(d)	Cost of cash denominated in foreign currencies was $5,903.
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS	20

Six Months Ended October 31, 2023 (unaudited)	Wilmington Enhanced Dividend Income Strategy Fund	Wilmington Large–Cap Strategy Fund
INVESTMENT INCOME:
Dividends	$607,714 (a)	$4,028,847	(a),(b)
Securities lending income, net	1,286	21,983

TOTAL INVESTMENT INCOME	609,000	4,050,830

EXPENSES:
Investment advisory fees	70,847	655,847
Administration fees	5,088	75,359
Portfolio accounting and administration fees	13,046	67,098
Custodian fees	573	11,912
Transfer and dividend disbursing agent fees and expenses	16,443	12,886
Trustees’ fees	31,346	31,346
Professional fees	52,589	50,444
Distribution services fee—Class A	40,360	—
Shareholder services fee—Class A	40,360	—
Share registration costs	11,781	11,371
Printing and postage	5,997	8,637
Miscellaneous	15,729	31,563

TOTAL EXPENSES	304,159	956,463

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(134,880)	(300,616)
Waiver of shareholder services fee—Class A	(40,360)	—

TOTAL WAIVERS AND REIMBURSEMENTS	(175,240)	(300,616)

Net expenses	128,919	655,847

Net investment income	480,081	3,394,983

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on unaffiliated investments	(690,552)	17,684,903
Net realized gain (loss) on foreign currency transactions	1,104	—

Net realized gain (loss)	(689,448)	17,684,903

Net change in unrealized appreciation (depreciation) on unaffiliated investments	(1,680,449)	(13,012,514)
Net change in unrealized appreciation (depreciation) on affiliated investments	—	(30,316)
Net change in unrealized appreciation (depreciation) on foreign currency transactions	26	—

Net change in unrealized appreciation (depreciation)	(1,680,423)	(13,042,830)

Net realized and unrealized gain (loss)	(2,369,871)	4,642,073

Change in net assets resulting from operations	$(1,889,790)	$8,037,056

(a)	Net of foreign withholding taxes withheld of $1,070 and $287, respectively.
(b)	Includes $6,040 received from affiliated issuers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

21	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Enhanced Dividend Income Strategy Fund		Wilmington Large–Cap Strategy Fund

	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
OPERATIONS:
Net investment income	$480,081	$937,514	$3,394,983	$7,095,938
Net realized gain (loss)	(689,448)	49,973	17,684,903	31,396,351
Net change in unrealized appreciation (depreciation)	(1,680,423)	(393,821)	(13,042,830)	(30,364,437)

Change in net assets resulting from operations	(1,889,790)	593,666	8,037,056	8,127,852

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(455,800)	(1,080,484)	—	—
Class I	(45,819)	(66,758)	(3,512,282)	(54,830,455)

Total distributions to shareholders	(501,619)	(1,147,242)	(3,512,282)	(54,830,455)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	194,833	304,275	—	—
Class I	33,056,773	2,726,284	18,249,476	51,269,312
Distributions reinvested
Class A	451,904	1,067,482	—	—
Class I	17,720	34,696	1,106,523	41,005,261
Cost of shares redeemed
Class A	(1,992,277)	(2,865,099)	—	—
Class I	(214,545)	(375,061)	(49,470,148)	(88,254,437)

Change in net assets resulting from share transactions	31,514,408	892,577	(30,114,149)	4,020,136

Change in net assets	29,122,999	339,001	(25,589,375)	(42,682,467)

NET ASSETS:
Beginning of period	36,095,672	35,756,671	510,966,615	553,649,082

End of period	$65,218,671	$36,095,672	$485,377,240	$510,966,615

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	17,158	26,182	—	—
Class I	3,128,363	230,262	694,020	2,044,488
Distributions reinvested
Class A	39,261	94,571	—	—
Class I	1,535	3,023	41,246	1,689,136
Shares redeemed
Class A	(175,169)	(247,041)	—	—
Class I	(18,801)	(31,967)	(1,863,485)	(3,361,913)

Net change resulting from share transactions	2,992,347	75,030	(1,128,219)	371,711

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	22

For a share outstanding throughout each period:

WILMINGTON ENHANCED DIVIDEND INCOME STRATEGY FUND

CLASS A	Six Months Ended October 31, 2023 (Unaudited)		Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019

Net Asset Value, Beginning of Period	$11.49		$11.67	$11.55		$9.54	$10.54	$10.47
Income (Loss) From Operations:
Net Investment Income(a)	0.15		0.30	0.31		0.29	0.40	0.36
Net Realized and Unrealized Gain (Loss)	(0.86)		(0.12)	0.15		2.04	(1.02)	0.11

Total Income (Loss) From Operations	(0.71)		0.18	0.46		2.33	(0.62)	0.47

Less Distributions From:
Net Investment Income	(0.16)		(0.29)	(0.34)		(0.32)	(0.38)	(0.36)
Net Realized Gains	—		(0.07)	—		—	—	(0.04)

Total Distributions	(0.16)		(0.36)	(0.34)		(0.32)	(0.38)	(0.40)

Net Asset Value, End of Period	$10.62		$11.49	$11.67		$11.55	$9.54	$10.54

Total Return(b)	(6.27)%		1.69%	3.99%		24.86%	(6.17)%	4.66%
Net Assets, End of Period (000’s)	$29,361		$33,151	$35,124		$37,388	$32,708	$38,943
Ratios to Average Net Assets
Gross Expense(c)	1.76	%(d)	1.76%	1.85%		1.69%	1.68%	1.67%
Net Expense(c),(e)	0.75	%(d)	0.75%	0.67%		0.60%	0.60%	0.60%
Net Investment Income	2.68	%(d)	2.58%	2.61%		2.81%	3.86%	3.45%
Portfolio Turnover Rate	9%		10%	66	%(f)	12%	14%	14%

CLASS I	Six Months Ended October 31, 2023 (Unaudited)		Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019

Net Asset Value, Beginning of Period	$11.53		$11.69	$11.56		$9.55	$10.54	$10.48
Income (Loss) From Operations:
Net Investment Income(a)	0.16		0.32	0.34		0.32	0.44	0.39
Net Realized and Unrealized Gain (Loss)	(0.87)		(0.10)	0.15		2.03	(1.02)	0.10

Total Income (Loss) From Operations	(0.71)		0.22	0.49		2.35	(0.58)	0.49

Less Distributions From:
Net Investment Income	(0.17)		(0.31)	(0.36)		(0.34)	(0.41)	(0.39)
Net Realized Gains	—		(0.07)	—		—	—	(0.04)

Total Distributions	(0.17)		(0.38)	(0.36)		(0.34)	(0.41)	(0.43)

Net Asset Value, End of Period	$10.65		$11.53	$11.69		$11.56	$9.55	$10.54

Total Return(b)	(6.26)%		2.03%	4.25%		25.09%	(5.83)%	4.82%
Net Assets, End of Period (000’s)	$35,858		$2,945	$633		$629	$498	$637
Ratios to Average Net Assets
Gross Expense(c)	1.28	%(d)	1.25%	1.37%		1.38%	1.44%	1.40%
Net Expense(c),(e)	0.50	%(d)	0.50%	0.42%		0.35%	0.35%	0.35%
Net Investment Income	3.01	%(d)	2.78%	2.82%		3.06%	4.20%	3.72%
Portfolio Turnover Rate	9%		10%	66	%(f)	12%	14%	14%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

(f)

In November 2021, the Fund transitioned to the equity focused Wilmington Enhanced Dividend Income Strategy Fund from the Wilmington Diversified Income Fund. As a result, the portfolio turnover rate for the year ended April 30, 2022 was significantly higher than that of previous fiscal years.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

23	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each period:

WILMINGTON LARGE–CAP STRATEGY FUND

CLASS I	Six Months Ended October 31, 2023 (Unaudited)		Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019

Net Asset Value, Beginning of Period	$25.22		$27.84	$30.08	$22.08	$23.36	$21.98
Income (Loss) From Operations:
Net Investment Income(a)	0.17		0.36	0.33	0.35	0.39	0.37
Net Realized and Unrealized Gain (Loss)	0.16		(0.04)	(0.80)	10.11	(0.32)	2.32

Total Income (Loss) From Operations	0.33		0.32	(0.47)	10.46	0.07	2.69

Less Distributions From:
Net Investment Income	(0.18)		(0.34)	(0.33)	(0.37)	(0.41)	(0.38)
Net Realized Gains	—		(2.60)	(1.44)	(2.09)	(0.94)	(0.93)

Total Distributions	(0.18)		(2.94)	(1.77)	(2.46)	(1.35)	(1.31)

Net Asset Value, End of Period	$25.37		$25.22	$27.84	$30.08	$22.08	$23.36

Total Return	1.26	%(b)	1.72%	(2.24)%	49.12%	0.09%	12.93%
Net Assets, End of Period (000’s)	$485,377		$510,967	$553,649	$623,538	$467,392	$527,818
Ratios to Average Net Assets
Gross Expense(c)	0.36	%(d)	0.37%	0.53%	0.80%	0.86%	0.89%
Net Expense(c), (e)	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%
Net Investment Income	1.29	%(d)	1.42%	1.07%	1.34%	1.69%	1.65%
Portfolio Turnover Rate	5%		13%	9%	14%	26%	13%

(a)	Per share amounts have been calculated using the average shares method.
(b)	Total returns for periods of less than one year are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI–ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	24

Wilmington Funds

October 31, 2023 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Enhanced Dividend Income Strategy Fund (“Enhanced Dividend Income Strategy Fund”)(d)	The Fund seeks a high level of total return consistent with a moderate level of risk.

Wilmington Large-Cap Strategy Fund (“Large-Cap Strategy Fund”)(d)	The Fund seeks to achieve long-term capital appreciation.

(d) Diversified

The Enhanced Dividend Income Strategy Fund offers Class A and Class I shares, and the Large-Cap Strategy Fund offers Class I shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Board of Trustees (“Trustees”) has adopted Valuation Policies and Procedures (“Valuation Procedures”) and has delegated responsibilities to Wilmington Funds Management Corporation (“WFMC” or the “Advisor”), in its role as the Trust’s investment advisor, with respect to the valuation of the Funds’ investments. The Advisor, acting through its Pricing Committee, carries out all of the functions set forth below to determine fair value in good faith with respect to a Fund’s investments. The fair value of the Funds’ portfolio securities are determined as follows:

•

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

•	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

•	investments in open-end regulated investment companies are valued at NAV;

•

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value;

•	price information on listed securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded; and

•	for all other securities, at fair value as determined by the Advisor in accordance with the Valuation Procedures.

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

25	NOTES TO FINANCIAL STATEMENTS (continued)

security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (Systematic International Fair Value Pricing (“SIFVP”)).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Funds may utilize SIFVP which could result in certain equity securities being categorized as Level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with the Valuation Procedures. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2023, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

Enhanced Dividend Income Strategy Fund
Bank of America Securities, Inc.	$507	$507	$—	$—
BNP Paribas SA	139	139	—	—
Deutsche Bank Securities, Inc.	507	507	—	—
HSBC Securities USA, Inc.	497	497	—	—
National Bank Financial	507	507	—	—
RBC Dominion Securities, Inc.	507	507	—	—

	$2,664	$2,664	$—	$—

Large-Cap Strategy Fund
Bank of Montreal	$130,475	$130,475	$—	$—
BNP Paribas SA	419,520	419,520	—	—
HSBC Securities USA, Inc.	411,129	411,129	—	—
National Bank Financial	419,520	419,520	—	—
Nomura Securities International, Inc.	419,520	419,520	—	—
TD Securities, Inc.	419,520	419,520	—	—

	$2,219,684	$2,219,684	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	26

recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Distributions received from real estate investment trusts (“REITS”) are recorded as dividend income, capital gain, or return of capital as reported by such REITs, or based on management’s estimates to the extent actual information has not been reported. Estimates are adjusted to the actual amounts when the amounts are determined. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis and includes proceeds from litigation, if any. Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

The Enhanced Dividend Income Strategy Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income, if any, are declared and paid quarterly for the Funds.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At October 31, 2023, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)

Large-Cap Strategy Fund	$2,180,340	$2,180,340	$—

(1)

Collateral with a value of $2,219,684 has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2023.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

27	NOTES TO FINANCIAL STATEMENTS (continued)

As of October 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

Enhanced Dividend Income Strategy Fund	$ 59,633,331	$ 4,315,869	$ (1,969,713)	$ 2,346,156
Large-Cap Strategy Fund	171,136,632	336,622,639	(19,782,069)	316,840,570

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – WFMC serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

Enhanced Dividend Income Strategy Fund	0.40%
Large-Cap Strategy Fund	0.25%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2024 so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations

Fund	Class A	Class I

Enhanced Dividend Income Strategy Fund	0.75%	0.50%
Large-Cap Strategy Fund	—	0.25%

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. BNYM fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2023, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable, for the sale, distribution, administration, customer servicing and record keeping of these shares.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	28

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2023, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees

Enhanced Dividend Income Strategy Fund	$388

Sales Charges – The Funds’ Class A shares, as applicable, bear front-end sales charges.

For the six months ended October 31, 2023, M&T received sales charges on the sale of Class A shares as follows:

Fund	Sales Charges

Enhanced Dividend Income Strategy Fund	$8

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable, to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares, as applicable. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2023, M&T did not receive any shareholder service fees from the Funds.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

Other Affiliated Parties and Transactions – Affiliated holdings are securities and mutual funds which are managed by the Advisor or an affiliate of the Advisor or which are distributed by an affiliate of the Fund’s distributor. Transactions with affiliated companies during the six months ended October 31, 2023 are as follows:

Fund/ Affiliated Investment Name	Value 4/30/23	Purchases	Sales	Net Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ Depreciation	Value 10/31/23	Number of Shares 10/31/23	Dividend Income	Capital Gain Distributions

Large-Cap Strategy Fund

Common Stock - 0.0%*
M&T Bank Corp.	$292,234	$—	$—	$—	$(30,316)	$261,918	2,323	$6,040	$—

*	As a percentage of Net Assets as of October 31, 2023.

The Funds may execute trades for security purchase and sale transactions through brokers that are affiliates of the Advisor or sub-advisors. Commissions paid on those trades for the six months ended October 31, 2023 were as follows:

Fund	Commissions

Large-Cap Strategy Fund	$4,300

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

29	NOTES TO FINANCIAL STATEMENTS (concluded)

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2023 were as follows:

Fund	Purchases	Sales

Enhanced Dividend Income Strategy Fund	$ 31,682,393	$ 3,480,594
Large-Cap Strategy Fund	24,509,366	53,530,046

6.	MARKET RISK IN GENERAL

There is a risk that the value of a Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

7.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

8.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. The LOC expires on March 27, 2024.

The Funds did not utilize the LOC during the six months ended October 31, 2023.

9.	NEW REGULATORY PRONOUNCEMENT

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds. The rule and form amendments will require mutual funds to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The compliance date for the amendments is for shareholder reports filed on or after July 24, 2024.

10.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

30

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 26-27, 2023 (the “September Meeting”), the Board agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 24, 2023, the Board held a special meeting (the “August Meeting”) with personnel of the Adviser and Counsel to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the Wilmington Global Alpha Equities Fund, Wilmington International Fund and Wilmington Real Asset Fund (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel that was sent on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;
•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;
•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;
•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;
•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment performance, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements. The Board generally concluded that, for each Fund, the consideration of each factor above supported the renewal of each Advisory Agreement.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and
•	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington Large-Cap Strategy Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2023.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

31	Semi-Annual Report

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Enhanced Dividend Income Strategy Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2023. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be explained by the Fund’s allocation to higher-paying dividend stocks, which significantly lagged lower- and non-dividend paying stocks during the period. The Board considered that the Fund maintains a greater allocation to higher-paying dividend stocks versus its peers and tends to underperform when lower-yielding and lower quality stocks are favored.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

32

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov.

Important information about the access and delivery of shareholder reports

Beginning on June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them. You will be notified by mail each time a report is posted on the Funds’ website and you will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive other communications electronically from the Fund by contacting your financial intermediary or, if you hold shares directly with the Fund, by calling 1-800-836-2211.

You may elect to receive paper copies of all future shareholder reports free of charge. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to receive paper copies of your shareholder reports. If you are a direct investor you can inform the Wilmington Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-836-2211. Your election to receive paper reports will apply to all funds held directly with Wilmington Funds and may apply to all funds held with your financial intermediary.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

33

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 1, 2023

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; insure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

34

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained.

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836- 2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information, username, or password to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement

The effective date of this Notice is March 1, 2023. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

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Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent
Sub-Advisor	and Dividend Disbursing Agent
Wilmington Trust Investment Advisors, Inc.	BNY Mellon Investment Servicing (U.S.) Inc.
1100 North Market Street	301 Bellevue Parkway
9th Floor	Wilmington, DE 19809
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP
Wilmington Funds Management Corp.	Two Commerce Square
1100 North Market Street	2001 Market Street, Suite 1800
9th Floor	Philadelphia, PA 19103
Wilmington, DE 19890
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

WT-SAR-EQ-1023
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

October 31, 2023 (unaudited)
PRESIDENT’S MESSAGE AND
Semi-Annual Report
WILMINGTON FUNDS
Equity Fund
Wilmington International Fund
Alternatives Fund
Wilmington Global Alpha Equities Fund
Asset Allocation Fund
Wilmington Real Asset Fund

                                                         Wilmington International Fund (“International Fund”)

                                                         Wilmington Global Alpha Equities Fund (“Global Alpha Equities Fund”)

                                                         Wilmington Real Asset Fund (“Real Asset Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the International Fund, Global Alpha Equities Fund, and Real Asset Fund (the “Funds”), covering the semi-annual fiscal period of May 1, 2023, through October 31, 2023. Inside you will find a comprehensive review of the Funds’’ holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

The semi-annual fiscal period between May and October proved challenging as higher interest rates continued to pass through into the economy. There were, however, areas of improvement as consumer prices showed broad based disinflation as evidenced by the closely monitored U.S. Consumer Price Index (“CPI”) which declined from 4.9% year-over-year to 3.2% year-over-year in October (reported in November). The labor market softened as the October payrolls number declined to 150,000 and wage pressures continued to relent, boosting the likelihood of an economic soft landing. Labor unions made major headlines during the period as the Writers Guild of America (WGA) reached a labor agreement with Hollywood studios, ending a five-month strike. In addition, thousands of United Auto Workers (UAW) walked off factory floors across 20 states. In late October, UAW members reached a tentative agreement with the Detroit Three automakers (Ford, General Motors, and Stellantis) after securing 25% pay increases over the next 4 1⁄2 years. It’s estimated that the strikes cost the automakers several billion dollars in lost production.

The Federal Reserve (the “Fed”) raised interest rates by 25 basis points1 twice during the period, in May and July, but encouragingly left rates unchanged since as inflation dropped closer to the Fed’s 2% target level and the U.S. economy showed signs of slowing. Consumers remained in focus as retail sales largely came in better-than-expected despite excess savings being drained from the economy. Signs of weakening consumers became apparent in high frequency data as delinquency rates ticked up across several categories, though not yet to alarming levels. In addition, millions of student loan borrowers resumed monthly payments starting in October. Despite much of the noise, consumer spending was the largest contributor to growth of the U.S. economy in Q3 (defined as June 30-September 30) which surged 4.9% on a quarter-over-quarter basis. The surprise Gross Domestic Product (“GDP”) print was also helped by the inventories line item which suggested that companies undertook massive restocking efforts. The inventory component of GDP is notoriously volatile, and it is the firm view that growth will likely slow sharply in Q4 as a “give back” for the strong numbers in Q3.

Abroad, the economic picture continued to deteriorate. In Europe, activity in both the services and manufacturing economies continues to lose momentum as evidenced by Purchasing Managers Index (PMI) data materially below 50 and Eurozone GDP which contracted in Q3. There was positive news on the inflationary front as the economic contraction led to the lowest inflation reading since July 2021 (2.9%). Deflationary energy prices, in part driven by base effects, and easing food price inflation were the main driver of the decline in the headline inflation rate. The positive inflationary developments are likely to cast doubt on the European Central Bank’s (ECB) “higher for longer approach” to interest rates. Risks remain across the Eurozone as the war in Ukraine showed no signs of relenting and instability across China, a major European trading partner, could prolong growth concerns. Geopolitics remained a pressing concern during the period following attacks by the terrorist organization, known as Hamas, on Israeli civilians. The Israeli Defense Forces launched counterattacks into Gaza and the conflict remains ongoing.

In Asia, China’s teetering property market continued to sap investors’ risk appetite across the region. One of China’s largest developers, Country Garden Holdings, fought to stave off default amid a slump in property sales. In addition, China’s youth unemployment rate reached a record high of 21.3% in June, after rising for the first five months of the calendar year. Following the dismal June report, the Chinese government decided to suspend future data releases indefinitely.

Bond markets

Fixed income markets declined significantly during the period as yields pushed higher across the curve. The 10-year Treasury yield advanced 136 basis points to 4.93% while the 2-year Treasury yield pushed 95 basis points higher ending the period at 5.09%. Overall, the Bloomberg U.S. Aggregate Bond Index declined 6.1% in what was a difficult environment for fixed income assets. As for yield curve slopes, the 10y-minus-2y remained negative at -16 basis points but steepened after being inverted by 106 basis points in June. The 10y-minus-3m slope ended the period in deeply inverted territory at -71 basis points. Volatility in the bond market remained heightened, as measured by the MOVE Index, a gauge in volatility in the Treasury market, ending the period at 126.9 compared to its five-year average of 83.9, but volatility decreased significantly following the banking turmoil in March.

PRESIDENT’S MESSAGE / October 31, 2023 (unaudited)

ii

For the six-month period May 1, 2023 to October 31, 2023, certain Bloomberg indices performed as follows:2

Bloomberg U.S. Treasury Bond Index[3]	Bloomberg U.S. Aggregate Bond Index[4]	Bloomberg U.S. Credit Bond Index[5]	Bloomberg Municipal Bond Index[6]	Bloomberg U.S. Corporate High Yield Bond Index[7]

-6.05%	-6.13%	-5.77%	-4.65%	0.02%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Equity markets

Equity markets were a mixed bag as the performance of U.S. large-cap stocks was driven by a handful of mega cap tech companies. Overall, the S&P 500 gained 1.4% while the so called “magnificent 7” stocks increased 20.8% during the period. The magnificent 7 includes companies such as Apple, Microsoft, Nvidia, and Alphabet which benefitted from their strong balance sheets and investor enthusiasm around artificial intelligence (“AI”). Elsewhere in markets, U.S. small-cap stocks (as measured by the Russell 2000 index) declined 5.3% as higher interest rates continued to weigh on the smaller and less profitable companies. In international markets, returns were dismal with developed and emerging market equities down 7.9% and 4.8%, respectively.

For the six-month period May 1, 2023 to October 31, 2023, certain stock market indices performed as follows:

S&P 500® Index[8]	Russell 2000® Index[9]	MSCI EAFE (Net) Index[10]	MSCI Emerging Markets (Net) Index[11]

1.39%	-5.29%	-7.88%	-4.78%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Eric Taylor,

President

November 17, 2023

October 31, 2023 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

9.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $152.3 million to $5 billion. The index is unmanaged and investments cannot be made directly in an index.

10.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

11.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2023 (unaudited)

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 to October 31, 2023.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)

WILMINGTON INTERNATIONAL FUND

Actual

Class A	$1,000.00	$ 924.60	$5.22	1.08%

Class I	$1,000.00	$ 926.20	$4.02	0.83%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,019.71	$5.48	1.08%

Class I	$1,000.00	$1,020.96	$4.22	0.83%

WILMINGTON GLOBAL ALPHA EQUITIES FUND

Actual

Class A	$1,000.00	$ 999.10	$7.49	1.49%

Class I	$1,000.00	$1,000.00	$6.23	1.24%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,017.65	$7.56	1.49%

Class I	$1,000.00	$1,018.90	$6.29	1.24%

WILMINGTON REAL ASSET FUND

Actual

Class A	$1,000.00	$ 951.30	$4.02	0.82%

Class I	$1,000.00	$ 952.10	$2.80	0.57%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,021.01	$4.17	0.82%

Class I	$1,000.00	$1,022.27	$2.90	0.57%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which the Funds invest.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington International Fund

At October 31, 2023, the Fund’s sector classifications and country allocations were as follows (unaudited):

	Percentage of Total Net Assets
Common Stocks
Financials	21.4%
Industrials	14.7%
Consumer Discretionary	10.9%
Information Technology	9.9%
Health Care	9.5%
Consumer Staples	6.3%
Materials	5.9%
Energy	5.7%
Communication Services	5.4%
Utilities	3.0%
Real Estate	1.1%
Exchange-Traded Funds	3.3%
Preferred Stock	0.2%
Rights	0.0	%(1)
Cash Equivalents(2)	2.2%
Other Assets and Liabilities - Net(3)	0.5%

TOTAL	100.0%

Country Allocation	Percentage of Total Net Assets
Common Stocks
Japan	12.9%
United Kingdom	10.3%
China	8.1%
France	7.5%
Canada	6.0%
United States	5.0%
Germany	4.4%
Taiwan	4.3%
Switzerland	3.9%
South Korea	3.3%
Australia	3.3%
Netherlands	2.2%
Spain	2.0%
Brazil	2.0%
Hong Kong	1.8%
South Africa	1.7%
United Arab Emirates	1.6%
Norway	1.4%
Thailand	1.3%
Austria	1.2%
All other countries less than 1.0%	9.6%
Exchange-Traded Funds	3.3%
Preferred Stocks	0.2%
Rights	0.0	%(1)
Cash Equivalents(2)	2.2%
Other Assets and Liabilities - Net(3)	0.5%

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Equivalents include investments in a money market fund.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS¢

October 31, 2023 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 93.8%

AUSTRALIA – 3.3%
ANZ Group Holdings Ltd.	41,010	$646,686
Aristocrat Leisure Ltd.	10,792	265,269
BHP Group Ltd.	67,128	1,900,224
BlueScope Steel Ltd.	9,929	119,023
Brambles Ltd.	27,196	226,971
Coles Group Ltd.	21,584	209,488
Commonwealth Bank of Australia	21,153	1,301,246
Flutter Entertainment PLC*	2,480	389,502
Fortescue Metals Group Ltd.	25,901	368,463

Description	Number of Shares	Value

Goodman Group	30,866	$408,416
IGO Ltd.	13,598	82,341
Insurance Australia Group Ltd.	51,155	184,544
Macquarie Group Ltd.	6,044	621,263
Mineral Resources Ltd.	3,454	127,305
Mirvac Group	147,422	171,047
National Australia Bank Ltd.	40,795	730,812
Northern Star Resources Ltd.	31,945	233,926
Pilbara Minerals Ltd.	39,931	93,798
Ramsay Health Care Ltd.	4,317	133,672
REA Group Ltd.	2,806	257,604
Rio Tinto Ltd.	6,259	467,535

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

3	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Rio Tinto PLC	60,120	$3,835,687
SEEK Ltd.	17,483	230,648
Stockland	78,352	176,836
Suncorp Group Ltd.	29,571	251,698
Telstra Group Ltd.	74,035	179,526
Transurban Group	47,702	359,124
Wesfarmers Ltd.	14,893	479,165
Westpac Banking Corp.	48,133	632,072
Woolworths Group Ltd.	17,699	396,188

TOTAL AUSTRALIA		$15,480,079

AUSTRIA – 1.2%
BAWAG Group AG*	54,776	2,439,746
Erste Group Bank AG	52,599	1,883,531
Wienerberger AG	48,252	1,168,999

TOTAL AUSTRIA		$5,492,276

BELGIUM – 0.6%
KBC Group NV	26,151	1,439,216
UCB SA	21,551	1,576,241

TOTAL BELGIUM		$3,015,457

BRAZIL – 2.0%
Atacadao SA	363,100	646,727
Banco BTG Pactual SA	235,000	1,385,273
Cyrela Brazil Realty SA Empreendimentos e Participacoes	283,900	1,013,014
Localiza Rent a Car SA	131,100	1,325,887
Magazine Luiza SA*	1,257,200	334,139
Rede D’Or Sao Luiz SA	159,000	682,769
Vale SA	142,700	1,953,802
Vibra Energia SA	327,000	1,285,494
Wheaton Precious Metals Corp.	14,462	610,809

TOTAL BRAZIL		$9,237,914

CANADA – 6.0%
Agnico Eagle Mines Ltd.	2,590	121,474
Alimentation Couche-Tard, Inc.	12,519	681,492
AltaGas Ltd.	9,497	176,414
ARC Resources Ltd.	21,800	350,718
Bank of Montreal	10,361	782,931
Bank of Nova Scotia (The)	78,552	3,180,598
Brookfield Asset Management Ltd., Class A	7,770	222,720
CAE, Inc.*	6,691	139,731
Canadian Imperial Bank of Commerce	14,030	494,831
Canadian National Railway Co.	7,986	844,987
Canadian Natural Resources Ltd.	19,858	1,261,003
Canadian Pacific Kansas City Ltd.	11,871	842,847
CGI, Inc.*	3,669	354,214
Constellation Software, Inc.	216	433,014
Dollarama, Inc.	4,964	338,987
Enbridge, Inc.	102,138	3,273,130
Fortis, Inc.	12,303	488,483
Franco-Nevada Corp.	2,590	315,077
GFL Environmental, Inc.	4,317	124,366
Gildan Activewear, Inc.	5,396	153,271
iA Financial Corp., Inc.	3,022	175,839
Imperial Oil Ltd.	4,749	270,642

Description	Number of Shares	Value

Ivanhoe Mines Ltd., Class A*	19,642	$144,757
Keyera Corp.	8,634	200,791
Loblaw Cos. Ltd.	3,238	264,831
Magna International, Inc.	5,828	280,063
Manulife Financial Corp.	33,888	589,909
National Bank of Canada	3,885	241,547
Onex Corp.	5,828	326,629
Open Text Corp.	6,907	230,607
Parex Resources, Inc.	74,889	1,435,406
Pembina Pipeline Corp.	15,541	478,305
Power Corp. of Canada	6,259	150,794
Restaurant Brands International, Inc.	4,749	318,997
RioCan REIT	16,836	204,569
Rogers Communications, Inc., Class B	6,044	223,934
Royal Bank of Canada	48,420	3,867,315
Saputo, Inc.	5,828	117,674
Shopify, Inc., Class A*	16,836	795,089
Sun Life Financial, Inc.	9,281	423,911
Suncor Energy, Inc.	3,022	97,868
TC Energy Corp.	16,620	572,397
Thomson Reuters Corp.	2,374	284,366
Toronto-Dominion Bank (The)	23,095	1,290,022
Tourmaline Oil Corp.	7,986	422,292
WSP Global, Inc.	1,511	197,751

TOTAL CANADA		$28,186,593

CAYMAN ISLANDS – 0.3%
Patria Investments Ltd.	104,060	1,341,333

CHINA – 8.1%
Alibaba Group Holding Ltd.*	48,028	494,452
Alibaba Group Holding Ltd., ADR*	41,031	3,386,699
China Pacific Insurance Group Co. Ltd., Class H	341,400	840,995
CSC Financial Co. Ltd., Class H	134,500	121,115
CSC Financial Co. Ltd., Class A	132,400	436,392
ENN Energy Holdings Ltd.	241,200	1,827,125
Fuyao Glass Industry Group Co. Ltd., Class A	254,400	1,290,141
Guangzhou Tinci Materials Technology Co. Ltd., Class A	136,400	517,230
Hangzhou Tigermed Consulting Co. Ltd., Class A	37,200	338,262
JD.com, Inc., ADR	17,771	451,739
JD.com, Inc., Class A	13,741	174,692
Kanzhun Ltd., ADR*	60,590	896,732
Kunlun Energy Co. Ltd.	708,000	589,838
Kweichow Moutai Co. Ltd., Class A	3,900	895,213
Li Ning Co. Ltd.	161,500	494,901
Meituan, Class B*	190,860	2,705,443
Midea Group Co. Ltd.*	239,200	1,724,655
NetEase, Inc., ADR	14,473	1,547,453
NetEase, Inc.	15,000	321,023
PICC Property & Casualty Co. Ltd., Class H	2,934,000	3,350,497
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	993,200	921,880
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	232,300	570,451
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	40,000	1,558,221

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	4

Wilmington International Fund (continued)

Description	Number of Shares	Value

Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	18,100	$192,875
Tencent Holdings Ltd.	149,017	5,514,934
Tsingtao Brewery Co. Ltd., Class H	86,000	652,183
Will Semiconductor Co. Ltd. Shanghai*	66,640	1,002,097
Xinyi Glass Holdings Ltd.	109,433	125,741
YTO Express Group Co. Ltd., Class A	864,000	1,599,117
Yum China Holdings, Inc.	16,818	883,954
Yum China Holdings, Inc.	17,800	932,757
ZTO Express Cayman, Inc., ADR	48,823	1,150,758
ZTO Express Cayman, Inc.	28,800	674,570

TOTAL CHINA		$38,184,135

DENMARK – 0.9%
Novo Nordisk A/S, Class B	32,217	3,108,175
Scandinavian Tobacco Group A/S	64,012	950,481

TOTAL DENMARK		$4,058,656

FINLAND – 0.5%
Nordea Bank Abp	55,195	581,326
Wartsila OYJ Abp	158,008	1,885,588

TOTAL FINLAND		$2,466,914

FRANCE – 7.5%
AXA SA	173,744	5,148,108
Bureau Veritas SA	182,085	4,147,491
Capgemini SE	6,987	1,234,804
Cie de Saint-Gobain SA	30,817	1,677,497
Cie Generale des Etablissements Michelin SCA	49,939	1,483,610
Elis SA	86,599	1,420,222
Engie SA	222,457	3,538,154
LVMH Moet Hennessy Louis Vuitton SE	2,723	1,949,479
Publicis Groupe SA	22,359	1,702,489
Technip Energies NV	74,488	1,632,013
Thales SA	11,236	1,658,182
TotalEnergies SE	83,177	5,561,005
Veolia Environnement SA	62,007	1,699,017
Vinci SA	20,892	2,310,120

TOTAL FRANCE		$35,162,191

GERMANY – 4.4%
Bayer AG	30,432	1,314,923
Brenntag SE	75,127	5,586,566
Daimler Truck Holding AG	40,644	1,277,044
Hensoldt AG	36,142	1,070,967
Jenoptik AG	31,148	739,864
Rheinmetall AG	6,978	2,003,338
SAP SE	10,505	1,409,060
Siemens AG	12,022	1,595,306
Talanx AG	64,070	4,037,645
United Internet AG	79,371	1,652,778

TOTAL GERMANY		$20,687,491

GREECE – 0.4%
Hellenic Telecommunications Organization SA	86,232	1,208,661
Piraeus Financial Holdings SA*	305,191	904,630

TOTAL GREECE		$2,113,291

Description	Number of Shares	Value

HONG KONG – 1.8%
AIA Group Ltd.	536,184	$4,656,119
CK Asset Holdings Ltd.	50,939	254,610
Hong Kong &China Gas Co. Ltd.	356,143	247,914
Hong Kong Exchanges &Clearing Ltd.	17,699	619,158
Jardine Matheson Holdings Ltd.	3,454	139,960
Link REIT	49,644	227,823
Prudential PLC	148,155	1,549,166
Sun Hung Kai Properties Ltd.	22,880	234,948
Techtronic Industries Co. Ltd.	27,628	252,231
Wharf Real Estate Investment Co. Ltd.	33,240	116,275

TOTAL HONG KONG		$8,298,204

HUNGARY – 0.5%
MOL Hungarian Oil &Gas PLC	125,415	998,320
OTP Bank Nyrt	38,765	1,442,834

TOTAL HUNGARY		$2,441,154

INDIA – 1.0%
HDFC Bank Ltd., ADR	40,652	2,298,871
ICICI Bank Ltd., ADR	90,082	1,998,920
Infosys Ltd., ADR	29,268	480,580

TOTAL INDIA		$4,778,371

INDONESIA – 0.7%
Bank Central Asia Tbk PT	2,772,900	1,527,648
Bank Mandiri Persero Tbk PT	2,525,900	902,383
Telkom Indonesia Persero Tbk PT	3,746,000	821,182

TOTAL INDONESIA		$3,251,213

IRELAND – 0.6%
AIB Group PLC	295,185	1,281,552
Smurfit Kappa Group PLC	46,303	1,509,290

TOTAL IRELAND		$2,790,842

ISRAEL – 0.2%
Bank Hapoalim BM	23,743	169,833
Bank Leumi Le-Israel BM	41,442	266,925
Check Point Software Technologies Ltd.*	2,158	289,711
Israel Discount Bank Ltd., Class A	43,385	190,692
Nice Ltd.*	1,079	165,406

TOTAL ISRAEL		$1,082,567

ITALY – 0.6%
FinecoBank Banca Fineco SpA	243,671	2,874,501

JAPAN – 12.9%
ABC-Mart, Inc.	1,600	24,782
ADEKA Corp.	26,600	444,705
ARE Holdings, Inc.	33,300	421,572
Asahi Group Holdings Ltd.	12,400	448,513
ASKUL Corp.	48,500	633,138
Astellas Pharma, Inc.	197,356	2,496,529
BIPROGY Inc	22,800	568,684
BML, Inc.	13,200	249,801
Canon Marketing Japan, Inc.	16,800	402,873
Casio Computer Co. Ltd.	32,700	262,025
Chugai Pharmaceutical Co. Ltd.	29,200	865,972
Dai-ichi Life Holdings, Inc.	41,000	866,126

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

5	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

Daiichi Sankyo Co. Ltd.	30,300	$781,261
Daito Trust Construction Co. Ltd.	5,100	547,059
Ebara Corp.	8,300	367,554
Elecom Co. Ltd.	6,900	78,237
en Japan, Inc.	28,400	423,609
Fuji Corp.	35,300	531,542
Fuso Chemical Co. Ltd.	20,800	565,178
Future Corp.	71,200	812,604
Hikari Tsushin, Inc.	4,075	587,912
Hitachi Ltd.	10,751	681,470
Honda Motor Co. Ltd.	121,659	1,246,855
Isuzu Motors Ltd.	321,500	3,584,934
ITOCHU Corp.	19,300	695,206
JGC Holdings Corp.	33,208	409,022
Kamigumi Co. Ltd.	15,400	312,413
KDDI Corp.	135,170	4,043,576
Keyence Corp.	2,232	864,049
KH Neochem Co. Ltd.	28,674	434,346
Kirin Holdings Co. Ltd.	54,500	765,906
Koa Corp.	18,500	178,274
Kokuyo Co. Ltd.	17,900	277,450
Kyocera Corp.	5,246	258,583
Kyowa Kirin Co. Ltd.	34,800	545,813
LaSalle Logiport REIT	629	616,874
Lintec Corp.	20,200	333,891
Marui Group Co. Ltd.	35,900	567,692
Maruwa Co. Ltd.	1,533	268,986
Mebuki Financial Group, Inc.	109,000	329,966
MEITEC Group Holdings, Inc.	21,700	381,922
Mitsubishi Corp.	21,776	1,015,100
Mitsubishi Estate Co. Ltd.	65,300	835,861
Mitsubishi Gas Chemical Co., Inc.	47,100	636,597
Mitsubishi UFJ Financial Group, Inc.	536,000	4,496,583
MS&AD Insurance Group Holdings, Inc.	10,403	381,172
NET One Systems Co. Ltd.	26,500	404,467
Nippon Carbon Co. Ltd.	9,400	275,346
Nippon Shinyaku Co. Ltd.	13,700	555,618
Nippon Telegraph &Telephone Corp.	780,700	918,709
Nippon Television Holdings, Inc.	23,100	224,730
NS Solutions Corp.	9,900	287,491
OKUMA Corp.	6,000	247,023
Open Up Group, Inc.	36,200	449,020
OSG Corp.	23,800	271,572
Rohm Co. Ltd.	30,000	480,659
San-In Godo Bank Ltd. (The)	62,100	427,730
Sankyu, Inc.	7,500	225,826
Sekisui House Ltd.	33,299	652,086
Shimamura Co. Ltd.	4,100	404,628
Shin-Etsu Chemical Co. Ltd.	48,884	1,461,797
Shionogi &Co. Ltd.	13,500	628,623
Sompo Holdings, Inc.	9,000	389,880
Sony Group Corp.	30,163	2,507,718
Square Enix Holdings Co. Ltd.	11,600	385,373
Sumitomo Mitsui Financial Group, Inc.	14,566	702,197
Sumitomo Mitsui Trust Holdings, Inc.	20,700	776,184
Suzuki Motor Corp.	16,800	652,042
T&D Holdings, Inc.	19,800	353,217

Description	Number of Shares	Value

THK Co. Ltd.	21,600	$386,027
Tokio Marine Holdings, Inc.	121,500	2,718,227
Tokyo Electron Ltd.	15,007	1,982,990
Toyo Suisan Kaisha Ltd.	11,000	507,440
Toyota Motor Corp.	121,513	2,125,718
Ushio, Inc.	59,000	719,530
Yamaha Motor Co. Ltd.	62,700	1,532,191
Yamato Holdings Co. Ltd.	16,800	279,821
Yamato Kogyo Co. Ltd.	6,000	287,465

TOTAL JAPAN		$60,763,562

KAZAKHSTAN – 0.1%
Kaspi.KZ JSC	6,860	619,919

MACAO – 0.4%
Galaxy Entertainment Group Ltd.	53,529	300,911
Sands China Ltd.*	546,800	1,472,013

TOTAL MACAO		$1,772,924

MALAYSIA – 0.3%
Malayan Banking Bhd	783,500	1,483,603

MEXICO – 0.2%
Grupo Financiero Banorte SAB de CV	129,400	1,048,248

NETHERLANDS – 2.2%
ASML Holding NV	4,003	2,406,285
Heineken NV	18,570	1,668,393
ING Groep NV	143,464	1,839,284
Koninklijke KPN NV	582,640	1,958,358
Koninklijke Philips NV*	58,744	1,117,456
Wolters Kluwer NV	10,213	1,310,389

TOTAL NETHERLANDS		$10,300,165

NEW ZEALAND – 0.1%
Fisher &Paykel Healthcare Corp. Ltd.	16,620	201,594
Xero Ltd.*	3,885	265,607

TOTAL NEW ZEALAND		$467,201

NORWAY – 1.4%
DNB Bank ASA	110,463	1,992,958
Equinor ASA	140,680	4,716,046

TOTAL NORWAY		$6,709,004

PERU – 0.3%
Credicorp Ltd.	10,416	1,301,583

SINGAPORE – 0.5%
CapitaLand Ascendas REIT	184,763	351,058
DBS Group Holdings Ltd.	28,276	679,284
Keppel Corp. Ltd.	50,292	228,293
Keppel REIT	10,058	5,840
Oversea-Chinese Banking Corp. Ltd.	59,789	554,311
Singapore Telecommunications Ltd.	191,454	332,685

TOTAL SINGAPORE		$2,151,471

SOUTH AFRICA – 1.7%
Anglo American Platinum Ltd.	7,670	256,267
Anglo American PLC	154,233	3,929,797

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	6

Wilmington International Fund (continued)

Description	Number of Shares	Value

Naspers Ltd., Class N	23,604	$3,690,225

TOTAL SOUTH AFRICA		$7,876,289

SOUTH KOREA – 3.3%
BGF retail Co. Ltd.	5,462	558,553
Coupang, Inc.*	128,071	2,177,207
Hanon Systems	162,606	829,734
Samsung Electronics Co. Ltd.	146,671	7,300,531
Samsung Engineering Co. Ltd.*	34,178	602,375
SK Hynix, Inc.	34,098	2,961,143
SK Telecom Co. Ltd.	31,886	1,162,785

TOTAL SOUTH KOREA		$15,592,328

SPAIN – 2.0%
Bankinter SA	222,478	1,406,831
Iberdrola SA	230,343	2,561,879
Industria de Diseno Textil SA	124,359	4,292,621
Laboratorios Farmaceuticos Rovi SA	19,573	1,046,748

TOTAL SPAIN		$9,308,079

SWEDEN – 1.2%
AAK AB	61,043	1,160,882
Alfa Laval AB	47,580	1,541,915
Trelleborg AB, Class B	46,552	1,177,258
Volvo AB, Class B	79,899	1,583,214

TOTAL SWEDEN		$5,463,269

SWITZERLAND – 3.9%
ABB Ltd.	45,436	1,526,546
DSM-Firmenich AG	16,800	1,523,017
Novartis AG	113,494	10,625,259
UBS Group AG	197,907	4,650,111

TOTAL SWITZERLAND		$18,324,933

TAIWAN – 4.3%
Advantech Co. Ltd.	140,000	1,437,764
ASPEED Technology, Inc.	17,000	1,358,601
China Development Financial Holding Corp.*	2,188,000	764,835
Realtek Semiconductor Corp.	208,000	2,592,278
Taiwan Semiconductor Manufacturing Co. Ltd.	660,000	10,779,462
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	25,079	2,164,568
Unimicron Technology Corp.	317,000	1,413,793

TOTAL TAIWAN		$20,511,301

THAILAND – 1.3%
Airports of Thailand PCL*	410,900	762,884
Central Pattana PCL	632,300	1,099,976
Kasikornbank PCL	721,200	2,638,349
PTT Exploration &Production PCL	394,400	1,801,158

TOTAL THAILAND		$6,302,367

TURKEY – 0.2%
KOC Holding AS	183,551	887,851

UNITED ARAB EMIRATES – 1.6%
Abu Dhabi Islamic Bank PJSC	1,502,593	4,210,473
Abu Dhabi National Oil Co. for Distribution PJSC	245,576	224,670

Description	Number of Shares	Value

ADNOC Drilling Co. PJSC	745,065	$738,499
Americana Restaurants International PLC	1,788,613	1,800,513
Salik Co. PJSC	444,407	386,180

TOTAL UNITED ARAB EMIRATES		$7,360,335

UNITED KINGDOM – 10.3%
Abcam PLC, ADR*	36,293	831,836
AstraZeneca PLC	19,407	2,429,829
Babcock International Group PLC*	423,844	2,016,662
BAE Systems PLC	394,073	5,298,856
Beazley PLC	189,689	1,188,282
British American Tobacco PLC	56,790	1,696,456
Bunzl PLC	53,325	1,902,434
CK Hutchison Holdings Ltd.	54,825	277,540
CNH Industrial NV	26,797	296,964
HSBC Holdings PLC	299,769	2,164,460
John Wood Group PLC*	933,313	1,616,292
National Grid PLC	264,847	3,157,765
Next PLC	21,270	1,783,329
Oxford Nanopore Technologies PLC*	293,880	727,411
QinetiQ Group PLC	386,806	1,559,351
Reckitt Benckiser Group PLC	57,290	3,833,100
Rotork PLC	501,227	1,792,351
RS Group PLC	306,556	2,529,832
Smith &Nephew PLC	155,411	1,739,225
Smiths Group PLC	79,847	1,566,250
Standard Chartered PLC	23,145	177,460
Standard Chartered PLC	325,250	2,449,386
Tate &Lyle PLC	210,208	1,612,969
Tesco PLC	443,639	1,455,829
Unilever PLC	60,013	2,842,257
WPP PLC	203,571	1,752,997

TOTAL UNITED KINGDOM		$48,699,123

UNITED STATES – 5.0%
CRH PLC	29,337	1,574,425
CRH PLC	30,629	1,640,795
CSL Ltd.	5,828	861,332
Ferrovial SE	15,376	462,757
GSK PLC	156,938	2,797,698
Haleon PLC	436,976	1,751,440
James Hardie Industries PLC, CDI*	9,065	226,167
Nestle SA	26,613	2,869,913
Newmont Corp.*	8,116	310,999
Philip Morris International, Inc.	40,292	3,592,435
QIAGEN NV*	37,818	1,409,406
Roche Holding AG	12,781	3,293,787
Roche Holding AG	317	86,386
Sanofi SA	11,209	1,017,847
Schlumberger NV	24,575	1,367,844
Stellantis NV	21,208	396,215

TOTAL UNITED STATES		$23,659,446

TOTAL COMMON STOCKS
(Cost $418,744,906)		$441,546,183

EXCHANGE-TRADED FUNDS – 3.3%
iShares MSCI India ETF	357,600	15,462,624

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

7	PORTFOLIOS OF INVESTMENTS

Wilmington International Fund (continued)

Description	Number of Shares	Value

TOTAL EXCHANGE-TRADED FUNDS (Cost $15,954,373)		$15,462,624

PREFERRED STOCK – 0.2%

CHILE – 0.2%
Embotelladora Andina SA, 7.18%	595,309	$1,210,572

TOTAL PREFERRED STOCK (Cost $1,299,697)		$1,210,572

RIGHTS – 0.0%**

BRAZIL – 0.0%**
Localiza Rent a Car SA, Expire 11/17/23*	962	1,043

TOTAL RIGHTS (Cost $0)		$1,043

Description	Number of Shares	Value

MONEY MARKET FUND – 2.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%^	10,354,379	$10,354,379

TOTAL MONEY MARKET FUND (Cost $10,354,379)		$10,354,379

TOTAL INVESTMENTS – 99.5% (Cost $446,353,355)		$468,574,801
OTHER ASSETS LESS LIABILITIES – 0.5%		2,288,138

TOTAL NET ASSETS – 100.0%		$470,862,939

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets

Investments in Securities
Common Stocks
Australia	$—	$15,480,079	$—	$15,480,079
Austria	—	5,492,276	—	5,492,276
Belgium	—	3,015,457	—	3,015,457
Brazil	9,237,914	—	—	9,237,914
Canada	28,186,593	—	—	28,186,593
Cayman Islands	1,341,333	—	—	1,341,333
China	8,317,335	29,866,800	—	38,184,135
Denmark	—	4,058,656	—	4,058,656
Finland	—	2,466,914	—	2,466,914
France	—	35,162,191	—	35,162,191
Germany	—	20,687,491	—	20,687,491
Greece	—	2,113,291	—	2,113,291
Hong Kong	—	8,298,204	—	8,298,204
Hungary	—	2,441,154	—	2,441,154
India	4,778,371	—	—	4,778,371
Indonesia	—	3,251,213	—	3,251,213
Ireland	—	2,790,842	—	2,790,842
Israel	289,711	792,856	—	1,082,567
Italy	—	2,874,501	—	2,874,501
Japan	—	60,763,562	—	60,763,562
Kazakhstan	—	619,919	—	619,919
Macao	—	1,772,924	—	1,772,924
Malaysia	—	1,483,603	—	1,483,603
Mexico	1,048,248	—	—	1,048,248
Netherlands	—	10,300,165	—	10,300,165
New Zealand	—	467,201	—	467,201
Norway	—	6,709,004	—	6,709,004
Peru	1,301,583	—	—	1,301,583
Singapore	—	2,151,471	—	2,151,471
South Africa	—	7,876,289	—	7,876,289
South Korea	2,177,207	13,415,121	—	15,592,328
Spain	—	9,308,079	—	9,308,079

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	8

Wilmington International Fund (concluded)

	Level 1	Level 2	Level 3	Total
Sweden	$—	$5,463,269	$—	$5,463,269
Switzerland	—	18,324,933	—	18,324,933
Taiwan	2,164,568	18,346,733	—	20,511,301
Thailand	—	6,302,367	—	6,302,367
Turkey	—	887,851	—	887,851
United Arab Emirates	—	7,360,335	—	7,360,335
United Kingdom	831,836	47,867,287	—	48,699,123
United States	6,912,073	16,747,373	—	23,659,446
Exchange-Traded Funds	15,462,624	—	—	15,462,624
Preferred Stock
Chile	1,210,572	—	—	1,210,572
Rights
Brazil	1,043	—	—	1,043
Money Market Fund	10,354,379	—	—	10,354,379

Total Investments in Securities	$93,615,390	$374,959,411	$—	$468,574,801

Liabilities

Other Financial Instruments!
Financial Futures Contracts	$(278,965)	$—	$—	$(278,965)

Total Liabilities - Other Financial Instruments	$(278,965)	$—	$—	$(278,965)

!	Other financial instruments are derivative instruments, such as financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

¢	Country classifications are based on primary country of risk.

*	Non-income producing security.

**	Represents less than 0.05%.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CDI	CREST Depository Interest

ETF	Exchange-Traded Fund

MSCI	Morgan Stanley Capital International

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

  At October 31, 2023, the International Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation(a)	Unrealized (Depreciation)(a)

LONG POSITIONS:

EXCHANGE-TRADED:

SPI 200 Index DEC23	December 2023	64	$7,163,439	$6,884,474	$—	$(278,965)

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$—	$(278,965)

(a)

The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open through October 31, 2023. Only current day variation margin is reported on the Fund’s Statement of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

9

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Global Alpha Equities Fund

At October 31, 2023, the Fund’s portfolio composition was as follows (unaudited):

Common Stocks	Percentage of Total Net Assets
Insurance	7.7%
Pharmaceuticals	6.4%
Banks	5.5%
Software	4.0%
Oil, Gas & Consumable Fuels	3.8%
Interactive Media & Services	3.0%
Health Care Providers & Services	3.0%
Aerospace & Defense	2.7%
Machinery	2.5%
Semiconductors & Semiconductor Equipment	2.4%
Capital Markets	2.4%
Professional Services	2.2%
Financial Services	1.9%
Specialty Retail	1.8%
Broadline Retail	1.7%
Chemicals	1.7%
Hotels, Restaurants & Leisure	1.7%
Trading Companies & Distributors	1.7%
Health Care Equipment & Supplies	1.6%
Beverages	1.6%
Commercial Services & Supplies	1.5%
IT Services	1.4%
Household Products	1.3%
Ground Transportation	1.3%
Food Products	1.2%
Specialized REITs	1.2%
Technology Hardware, Storage & Peripherals	1.2%
Multi-Utilities	1.2%
Automobiles	1.2%
Consumer Staples Distribution & Retail	1.1%
Electric Utilities	1.0%
Media	1.0%
Diversified Telecommunication Services	1.0%
Tobacco	0.9%
Household Durables	0.9%
Electronic Equipment, Instruments & Components	0.9%
Air Freight & Logistics	0.8%
Metals & Mining	0.8%
Communications Equipment	0.8%
Building Products	0.8%
Wireless Telecommunication Services	0.7%
Entertainment	0.7%
Gas Utilities	0.7%
Life Sciences Tools & Services	0.6%
Automobile Components	0.6%
Construction & Engineering	0.6%
Textiles, Apparel & Luxury Goods	0.5%
Distributors	0.5%
Personal Care Products	0.5%
Consumer Finance	0.4%
Energy Equipment & Services	0.4%

Common Stocks	Percentage of Total Net Assets
Biotechnology	0.4%
Real Estate Management & Development	0.3%
Construction Materials	0.3%
Passenger Airlines	0.3%
Containers & Packaging	0.2%
Industrial Conglomerates	0.2%
Electrical Equipment	0.2%
Health Care Technology	0.1%
Paper & Forest Products	0.1%
Diversified REITs	0.1%
Industrial REITs	0.1%
Water Utilities	0.1%
Leisure Products	0.1%
Office REITs	0.0	%(1)
Transportation Infrastructure	0.0	%(1)
Retail REITs	0.0	%(1)
Diversified Consumer Services	0.0	%(1)
Marine Transportation	0.0	%(1)
Preferred Stock	0.3%
Exchange-Traded Funds	0.1%
Warrants	0.0	%(1)
Cash Equivalents(2)	7.5%
Other Assets and Liabilities - Net(3)	2.6%

TOTAL	100.0%

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	10

Wilmington Global Alpha Equities Fund (continued)

Country Allocation	Percentage of Total Net Assets
Common Stocks
United States	45.6%
Japan	10.0%
France	5.9%
United Kingdom	5.7%
Canada	3.8%
China	3.4%
Germany	2.4%
Switzerland	2.3%
Netherlands	1.6%
Hong Kong	1.1%
Italy	1.0%
All other countries less than 1.0%	6.7%
Preferred Stocks	0.3%
Exchange-Traded Funds	0.1%
Warrants	0.0	%(1)
Cash Equivalents(2)	7.5%
Other Assets and Liabilities - Net(3)	2.6%

TOTAL	100.0%

(1)	Represents less than 0.05%.
(2)	Cash Equivalents include investments in a money market fund.
(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2023 (unaudited)

Description	Number of Shares	Value

COMMON STOCKS – 89.5%

AEROSPACE & DEFENSE – 2.7%
Airbus SE	3,736	$500,909
Austal Ltd.	43,562	47,039
Babcock International Group PLC*	18,281	86,981
BAE Systems PLC	119,634	1,608,644
BWX Technologies, Inc.	11,607	862,168
General Dynamics Corp.	419	101,109
Lockheed Martin Corp.	1,187	539,658
Northrop Grumman Corp.	1,110	523,287
Rheinmetall AG	2,187	627,873
RTX Corp.	5,943	483,701
Thales SA	2,134	314,931

TOTAL AEROSPACE & DEFENSE		$5,696,300

AIR FREIGHT & LOGISTICS – 0.8%
Bpost SA	6,361	34,492
C.H. Robinson Worldwide, Inc.	200	16,366
DSV A/S	2,152	321,597
Expeditors International of Washington, Inc.	4,085	446,286
Sankyu, Inc.	1,651	49,712
SG Holdings Co. Ltd.	2,037	28,874
United Parcel Service, Inc., Class B	3,057	431,801
Yamato Holdings Co. Ltd.	12,897	214,813
ZTO Express Cayman, Inc., ADR	4,426	104,321
ZTO Express Cayman, Inc.	4,728	110,742

TOTAL AIR FREIGHT & LOGISTICS		$1,759,004

Description	Number of Shares	Value

AUTOMOBILE COMPONENTS – 0.6%
Continental AG	1,476	$96,366
Fuyao Glass Industry Group Co. Ltd., Class H	41,988	191,427
Hankook Tire &Technology Co. Ltd.	3,677	104,322
Hyundai Mobis Co. Ltd.	964	149,290
NOK Corp.	2,563	30,381
Nokian Renkaat OYJ	7,309	55,275
Stanley Electric Co. Ltd.	6,637	106,156
Sumitomo Electric Industries Ltd.	12,307	129,202
Sumitomo Rubber Industries Ltd.	9,561	96,993
Tachi-S Co. Ltd.	4,551	49,932
Tokai Rika Co. Ltd.	5,050	79,246
Toyota Boshoku Corp.	2,080	36,173
TS Tech Co. Ltd.	7,136	79,925
Unipres Corp.	6,981	49,205
Valeo SE	7,986	105,520

TOTAL AUTOMOBILE COMPONENTS		$1,359,413

AUTOMOBILES – 1.2%
Dongfeng Motor Group Co. Ltd., Class H	159,344	70,147
Honda Motor Co. Ltd.	33,784	346,245
Isuzu Motors Ltd.	82,950	924,947
Mercedes-Benz Group AG	3,756	220,981
Nissan Motor Co. Ltd.	41,618	160,145
Renault SA	3,236	113,532
Subaru Corp.	6,599	114,231
Suzuki Motor Corp.	3,714	144,148

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

11	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Tesla, Inc.*	2,180	$437,831
Yamaha Motor Co. Ltd.	2,518	61,532

TOTAL AUTOMOBILES		$2,593,739

BANKS – 5.5%
ABN AMRO Bank NV	13,156	177,193
AIB Group PLC	28,061	121,827
Axis Bank Ltd., GDR	6,660	388,101
Banco Bradesco SA, ADR	61,657	172,023
Bank of America Corp.	19,305	508,494
Bank of Ireland Group PLC	13,476	120,768
Bank of Nova Scotia (The)	13,362	541,032
Bank of Nova Scotia (The)	15,414	623,805
BNP Paribas SA	4,068	233,926
BPER Banca	39,122	127,309
CaixaBank SA	12,780	51,958
CIMB Group Holdings Bhd	96,301	115,378
Dah Sing Financial Holdings Ltd.	16,488	37,321
DGB Financial Group, Inc.	11,894	69,273
DNB Bank ASA	29,207	526,949
Erste Group Bank AG	5,105	182,806
FinecoBank Banca Fineco SpA	90,517	1,067,797
First Citizens BancShares, Inc., Class A	219	302,382
HDFC Bank Ltd., ADR	11,960	676,338
HSBC Holdings PLC	66,909	483,111
ING Groep NV	15,390	197,308
JPMorgan Chase & Co.	3,298	458,620
Kasikornbank PCL	29,784	108,958
Kasikornbank PCL, NVDR	20,214	73,928
KB Financial Group, Inc., ADR	5,228	199,500
KBC Group NV	1,880	103,466
Mebuki Financial Group, Inc.	24,143	73,086
Mitsubishi UFJ Financial Group, Inc.	115,420	968,275
Mizuho Financial Group, Inc.	6,435	109,256
PNC Financial Services Group, Inc. (The)	2,246	257,100
Resona Holdings, Inc.	25,931	138,558
Royal Bank of Canada	5,855	467,640
San-In Godo Bank Ltd. (The)	13,763	94,796
Sberbank of Russia PJSC, ADR*,(1)	3,982	—
Security Bank Corp.	37,728	51,219
Shinhan Financial Group Co. Ltd., ADR	7,587	193,393
Societe Generale SA	8,138	182,875
Standard Chartered PLC	72,944	559,286
Sumitomo Mitsui Trust Holdings, Inc.	9,908	371,518
Tochigi Bank Ltd. (The)	9,980	23,414
U.S. Bancorp	3,244	103,419
Unicaja Banco SA	73,950	77,050
UniCredit SpA	16,737	419,590

TOTAL BANKS		$11,760,046

BEVERAGES – 1.6%
Asahi Group Holdings Ltd.	2,763	99,939
Cia Cervecerias Unidas SA	4,806	27,322
Coca-Cola Co. (The)	6,897	389,612
Coca-Cola Icecek AS	5,292	68,845
Diageo PLC	16,718	632,208
Embotelladora Andina SA, Class B, ADR	6,176	75,471
Heineken NV	7,081	636,181

Description	Number of Shares	Value
Kirin Holdings Co. Ltd.	26,981	$379,173
Monster Beverage Corp.*	6,980	356,678
PepsiCo., Inc.	3,012	491,799
Suntory Beverage & Food Ltd.	1,286	38,700
Tsingtao Brewery Co. Ltd., Class H	14,313	108,543

TOTAL BEVERAGES		$3,304,471

BIOTECHNOLOGY – 0.4%
Genmab A/S*	144	40,706
Keymed Biosciences, Inc.*	5,322	39,540
Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.*	1,400	14,919
United Therapeutics Corp.*	1,167	260,078
Vertex Pharmaceuticals, Inc.*	1,122	406,287

TOTAL BIOTECHNOLOGY		$761,530

BROADLINE RETAIL – 1.7%
Alibaba Group Holding Ltd.*	30,282	311,755
Alibaba Group Holding Ltd., ADR*	7,455	615,336
Amazon.com, Inc.*	17,043	2,268,253
ASKUL Corp.	17,156	223,961
JD.com, Inc., ADR	3,240	82,361
JD.com, Inc., Class A	4,024	51,158
Seria Co. Ltd.	5,560	77,064

TOTAL BROADLINE RETAIL		$3,629,888

BUILDING PRODUCTS – 0.8%
AGC, Inc.	945	32,148
Assa Abloy AB, Class B	17,837	380,197
Builders FirstSource, Inc.*	2,344	254,371
Cie de Saint-Gobain SA	3,525	191,880
Geberit AG	30	13,968
Johnson Controls International PLC	6,226	305,199
Lennox International, Inc.	1,144	423,898

TOTAL BUILDING PRODUCTS		$1,601,661

CAPITAL MARKETS – 2.4%
Ares Management Corp., Class A	9,897	975,745
Cboe Global Markets, Inc.	235	38,514
Charles Schwab Corp. (The)	4,663	242,663
CME Group, Inc.	806	172,049
CSC Financial Co. Ltd., Class H	261,779	235,728
Deutsche Boerse AG	672	110,609
Hargreaves Lansdown PLC	586	5,047
Hong Kong Exchanges & Clearing Ltd.	5,517	192,999
Houlihan Lokey, Inc.	3,620	363,882
Intercontinental Exchange, Inc.	1,313	141,069
Japan Exchange Group, Inc.	695	13,743
London Stock Exchange Group PLC	3,392	342,236
MarketAxess Holdings, Inc.	81	17,314
Moody’s Corp.	419	129,052
Morgan Stanley	4,307	305,022
MSCI, Inc.	660	311,223
Nomura Holdings, Inc.	20,919	80,819
S&P Global, Inc.	1,411	492,876
Schroders PLC	4,093	18,431
SEI Investments Co.	259	13,898

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	12

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
UBS Group AG	39,687	$932,503

TOTAL CAPITAL MARKETS		$5,135,422

CHEMICALS – 1.7%
ADEKA Corp.	5,916	98,905
Air Liquide SA	568	97,328
BASF SE	4,326	199,892
Celanese Corp.	2,876	329,331
China BlueChemical Ltd., Class H	131,112	30,683
Croda International PLC	706	37,627
Element Solutions, Inc.	10,928	199,218
EMS-Chemie Holding AG	37	25,310
Evonik Industries AG	7,445	137,024
FMC Corp.	5,089	270,735
Fuso Chemical Co. Ltd.	4,620	125,535
Givaudan SA	24	79,885
KH Neochem Co. Ltd.	10,499	159,036
Linde PLC	2,065	789,160
Lintec Corp.	4,483	74,101
LyondellBasell Industries NV, Class A	450	40,608
Mitsubishi Gas Chemical Co., Inc.	19,151	258,842
Nissan Chemical Corp.	274	11,175
Sherwin-Williams Co. (The)	1,125	267,986
Shin-Etsu Chemical Co. Ltd.	9,649	288,538
Symrise AG	704	71,941
Tosoh Corp.	831	10,175

TOTAL CHEMICALS		$3,603,035

COMMERCIAL SERVICES & SUPPLIES – 1.5%
Aeon Delight Co. Ltd.	2,994	66,017
Cintas Corp.	856	434,095
Clean Harbors, Inc.*	3,797	583,485
Copart, Inc.*	28,770	1,252,070
Kokuyo Co. Ltd.	3,969	61,519
Prosegur Cia de Seguridad SA	28,150	42,092
Rollins, Inc.	527	19,821
Secom Co. Ltd.	1,012	70,288
Waste Connections, Inc.	5,769	747,086

TOTAL COMMERCIAL SERVICES & SUPPLIES		$3,276,473

COMMUNICATIONS EQUIPMENT – 0.8%
Arista Networks, Inc.*	330	66,122
Cisco Systems, Inc.	14,436	752,549
Motorola Solutions, Inc.	2,141	596,183
Nokia OYJ	36,914	122,949
Telefonaktiebolaget LM Ericsson, Class B	29,099	130,355

TOTAL COMMUNICATIONS EQUIPMENT		$1,668,158

CONSTRUCTION & ENGINEERING – 0.6%
Bouygues SA	1,097	38,591
Chiyoda Corp.*	9,211	21,654
Fugro NV*	4,229	69,850
Implenia AG	588	18,290
JGC Holdings Corp.	16,070	197,934
Obayashi Corp.	609	5,217
Vinci SA	7,561	836,053

TOTAL CONSTRUCTION & ENGINEERING		$1,187,589

Description	Number of Shares	Value
CONSTRUCTION MATERIALS – 0.3%
Heidelberg Materials AG	3,152	$228,814
Holcim AG*	2,134	131,941
Imerys SA	1,943	51,519
Semen Indonesia Persero Tbk PT	154,878	59,512
Taiheiyo Cement Corp.	4,006	68,654
Vicat SACA	1,702	52,257

TOTAL CONSTRUCTION MATERIALS		$592,697

CONSUMER FINANCE – 0.4%
American Express Co.	2,393	349,450
Credit Acceptance Corp.*	869	349,712
Marui Group Co. Ltd.	7,928	125,366
Vanquis Banking Group PLC	18,114	25,464

TOTAL CONSUMER FINANCE		$849,992

CONSUMER STAPLES DISTRIBUTION & RETAIL – 1.1%
Alimentation Couche-Tard, Inc.	12,627	687,371
Atacadao SA	53,557	95,392
Carrefour SA	9,137	160,185
Costco Wholesale Corp.	149	82,314
J Sainsbury PLC	31,163	97,503
Jeronimo Martins SGPS SA	1,454	33,522
Koninklijke Ahold Delhaize NV	3,863	114,390
Performance Food Group Co.*	13,154	759,775
Sundrug Co. Ltd.	1,259	34,235
Tesco PLC	2,579	8,463
Tsuruha Holdings, Inc.	1,722	126,492
Walmart, Inc.	1,055	172,398

TOTAL CONSUMER STAPLES DISTRIBUTION & RETAIL		$2,372,040

CONTAINERS & PACKAGING – 0.2%
Ball Corp.	3,498	168,429
Nampak Ltd.*	731	6,889
Silgan Holdings, Inc.	7,575	303,454

TOTAL CONTAINERS & PACKAGING		$478,772

DISTRIBUTORS – 0.5%
Genuine Parts Co.	320	41,235
LKQ Corp.	24,710	1,085,263

TOTAL DISTRIBUTORS		$1,126,498

DIVERSIFIED CONSUMER SERVICES – 0.0%**
Benesse Holdings, Inc.	592	6,999

DIVERSIFIED REITS – 0.1%
British Land Co. PLC (The)	14,231	51,592
Daiwa House REIT Investment Corp.	20	35,395
Land Securities Group PLC	9,751	67,591
Nomura Real Estate Master Fund, Inc.	39	43,035

DIVERSIFIED REITS		$197,613

DIVERSIFIED TELECOMMUNICATION SERVICES – 1.0%
BT Group PLC	87,783	120,564
Deutsche Telekom AG	3,274	71,058
Elisa OYJ	754	31,989
Koninklijke KPN NV	122,703	412,427
KT Corp., ADR	11,882	143,534

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

13	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Magyar Telekom Telecommunications PLC, ADR	6,004	$47,311
Nippon Telegraph & Telephone Corp.	247,400	291,134
Orange Polska SA	48,512	89,985
Orange SA	27,181	319,704
Proximus SADP	13,863	114,904
Swisscom AG	138	82,688
Telefonica Brasil SA	16,978	152,075
Telia Co. AB	13,345	28,291
Verizon Communications, Inc.	3,777	132,686

TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES		$2,038,350

ELECTRIC UTILITIES – 1.0%
American Electric Power Co., Inc.	3,346	252,757
Chubu Electric Power Co., Inc.	301	3,637
Duke Energy Corp.	7,297	648,630
Edison International	7,017	442,492
Exelon Corp.	14,841	577,909
Iberdrola SA	11,801	131,251
Kansai Electric Power Co., Inc. (The)	1,180	15,109
Redeia Corp. SA	2,044	31,876

TOTAL ELECTRIC UTILITIES		$2,103,661

ELECTRICAL EQUIPMENT – 0.2%
AMETEK, Inc.	163	22,945
Cosel Co. Ltd.	5,774	42,999
Nippon Carbon Co. Ltd.	2,094	61,338
Ushio, Inc.	16,988	207,176
Zumtobel Group AG	2,522	15,379

TOTAL ELECTRICAL EQUIPMENT		$349,837

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS – 0.9%
Alps Alpine Co. Ltd.	8,175	67,086
Amphenol Corp., Class A	1,367	110,112
Canon Marketing Japan, Inc.	3,712	89,016
CDW Corp.	310	62,124
Foxconn Technology Co. Ltd.	37,581	60,976
Halma PLC	1,888	42,458
Hon Hai Precision Industry Co. Ltd.	29,136	86,963
Jabil, Inc.	7,448	914,614
Keyence Corp.	129	49,938
Koa Corp.	4,100	39,509
Kyocera Corp.	1,167	57,523
Maruwa Co. Ltd.	399	70,010
Maxell Ltd.	6,351	67,929
Nippon Chemi-Con Corp.*	4,751	40,282
PAX Global Technology Ltd.	43,334	29,911
Shimadzu Corp.	1,675	39,608

TOTAL ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS		$1,828,059

ENERGY EQUIPMENT & SERVICES – 0.4%
China Oilfield Services Ltd., Class H	320,500	378,933
Schlumberger NV	6,838	380,603
Trican Well Service Ltd.	13,737	46,459

TOTAL ENERGY EQUIPMENT & SERVICES		$805,995

ENTERTAINMENT – 0.7%
Capcom Co. Ltd.	514	16,545

Description	Number of Shares	Value
DeNA Co. Ltd.	6,468	$63,187
NetEase, Inc., ADR	4,869	520,594
NetEase, Inc.	13,323	285,133
Netflix, Inc.*	1,050	432,275
Nintendo Co. Ltd.	1,728	71,391
Square Enix Holdings Co. Ltd.	2,592	86,111
Universal Music Group NV	1,733	42,439

TOTAL ENTERTAINMENT		$1,517,675

FINANCIAL SERVICES – 1.9%
Berkshire Hathaway, Inc., Class B*	2,061	703,481
Edenred SE	17,509	932,030
FleetCor Technologies, Inc.*	2,085	469,480
Investor AB, Class B	2,134	39,174
Jack Henry & Associates, Inc.	166	23,404
Mastercard, Inc., Class A	2,141	805,766
Mitsubishi HC Capital, Inc.	6,106	40,252
Visa, Inc., Class A	4,570	1,074,407
Worldline SA*	2,833	36,024

TOTAL FINANCIAL SERVICES		$4,124,018

FOOD PRODUCTS – 1.2%
Astral Foods Ltd.	6,601	51,777
Barry Callebaut AG	19	28,808
Campbell Soup Co.	437	17,659
Chocoladefabriken Lindt & Spruengli AG	5	55,356
Conagra Brands, Inc.	1,077	29,467
Danone SA	513	30,519
General Mills, Inc.	1,327	86,573
Hershey Co. (The)	336	62,950
Hormel Foods Corp.	678	22,069
J.M. Smucker Co. (The)	236	26,866
JDE Peet’s NV	431	11,970
Kellanova	6,732	339,764
Kerry Group PLC, Class A	416	32,133
Kraft Heinz Co. (The)	1,186	37,312
McCormick & Co., Inc.	573	36,615
MEIJI Holdings Co. Ltd.	1,482	36,478
Mondelez International, Inc., Class A	1,569	103,883
Nestle SA	6,111	659,003
Nisshin Seifun Group, Inc.	1,804	27,211
Nissin Foods Holdings Co. Ltd.	575	50,030
Nomad Foods Ltd.*	9,567	132,216
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	366,830	21,130
Thai Union Group PCL, Class F	190,433	71,526
Toyo Suisan Kaisha Ltd.	2,427	111,960
Tyson Foods, Inc., Class A	5,972	276,802
Ulker Biskuvi Sanayi AS*	31,482	80,668
WH Group Ltd.	235,038	140,372
Yihai International Holding Ltd.*	39,229	71,393

TOTAL FOOD PRODUCTS		$2,652,510

GAS UTILITIES – 0.7%
Atmos Energy Corp.	8,572	922,861
China Gas Holdings Ltd.	39,259	35,294
Enagas SA	1,244	20,810
ENN Energy Holdings Ltd.	32,269	244,442

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	14

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
Kunlun Energy Co. Ltd.	140,000	$116,635
Osaka Gas Co. Ltd.	3,498	65,965
Snam SpA	10,214	46,837

TOTAL GAS UTILITIES		$1,452,844

GROUND TRANSPORTATION – 1.3%
ALD SA	9,258	62,272
Canadian National Railway Co.	13,658	1,445,133
Central Japan Railway Co.	3,280	73,828
East Japan Railway Co.	488	25,345
Knight-Swift Transportation Holdings, Inc.	7,805	381,586
Tobu Railway Co. Ltd.	158	3,803
Uber Technologies, Inc.*	10,852	469,675
U-Haul Holding Co.*	4,713	222,501
West Japan Railway Co.	128	4,879

TOTAL GROUND TRANSPORTATION		$2,689,022

HEALTH CARE EQUIPMENT & SUPPLIES – 1.6%
Abbott Laboratories	6,283	594,058
Asahi Intecc Co. Ltd.	179	3,008
Becton Dickinson & Co.	146	36,906
Coloplast A/S, Class B	619	64,552
DiaSorin SpA	129	11,561
Hologic, Inc.*	3,060	202,480
Hoya Corp.	479	46,113
ICU Medical, Inc.*	3,259	319,577
IDEXX Laboratories, Inc.*	234	93,476
Koninklijke Philips NV*	11,155	212,196
Medtronic PLC	11,532	813,698
Paramount Bed Holdings Co. Ltd.	2,831	48,234
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	139,991	129,938
Siemens Healthineers AG	907	44,621
Stryker Corp.	2,907	785,529
Sysmex Corp.	385	18,443

TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		$3,424,390

HEALTH CARE PROVIDERS & SERVICES – 3.0%
Alfresa Holdings Corp.	6,385	101,142
BML, Inc.	2,916	55,183
Cencora, Inc.	185	34,253
Chemed Corp.	1,091	613,851
Fresenius SE & Co. KGaA	6,209	159,716
HCA Healthcare, Inc.	2,831	640,202
Humana, Inc.	281	147,157
McKesson Corp.	1,546	703,987
Molina Healthcare, Inc.*	4,253	1,416,037
Netcare Ltd.	113,036	78,343
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	61,500	89,470
UnitedHealth Group, Inc.	4,455	2,385,920

TOTAL HEALTH CARE PROVIDERS & SERVICES		$6,425,261

HEALTH CARE TECHNOLOGY – 0.1%
Veeva Systems, Inc., Class A*	1,546	297,930

HOTELS, RESTAURANTS & LEISURE – 1.7%
Choice Hotels International, Inc.	2,464	272,272
Compass Group PLC	22,202	559,743

Description	Number of Shares	Value
Darden Restaurants, Inc.	2,880	$419,126
Evolution AB	40	3,564
Flutter Entertainment PLC*	2,112	332,145
H World Group Ltd., ADR*	4,595	173,048
La Francaise des Jeux SAEM	569	18,354
McDonald’s Corp.	3,611	946,696
McDonald’s Holdings Co. Japan Ltd.	806	31,360
Meituan, Class B*	41,291	585,301
Sands China Ltd.*	66,200	178,214
Yum! Brands, Inc.	611	73,845

TOTAL HOTELS, RESTAURANTS & LEISURE		$3,593,668

HOUSEHOLD DURABLES – 0.9%
Casio Computer Co. Ltd.	7,268	58,239
Coway Co. Ltd.	2,568	82,178
Crest Nicholson Holdings PLC	24,269	47,237
De’ Longhi SpA	3,481	77,888
Garmin Ltd.	352	36,091
Lennar Corp., Class A	2,146	228,935
Nikon Corp.	5,865	55,685
NVR, Inc.*	117	633,276
Persimmon PLC	1,655	20,495
Rinnai Corp.	5,420	99,562
Sekisui Chemical Co. Ltd.	3,073	42,090
Sekisui House Ltd.	11,209	219,503
Sony Group Corp.	3,468	288,326

TOTAL HOUSEHOLD DURABLES		$1,889,505

HOUSEHOLD PRODUCTS – 1.3%
Church & Dwight Co., Inc.	375	34,102
Clorox Co. (The)	167	19,656
Colgate-Palmolive Co.	5,957	447,490
Henkel AG & Co. KGaA	1,498	94,674
Procter & Gamble Co. (The)	5,861	879,326
Reckitt Benckiser Group PLC	17,795	1,190,609
Unicharm Corp.	969	32,926

TOTAL HOUSEHOLD PRODUCTS		$2,698,783

INDUSTRIAL CONGLOMERATES – 0.2%
3M Co.	1,245	113,233
CK Hutchison Holdings Ltd.	26,040	131,822
Hikari Tsushin, Inc.	906	130,711
Honeywell International, Inc.	378	69,272

TOTAL INDUSTRIAL CONGLOMERATES		$445,038

INDUSTRIAL REITS – 0.1%
LaSalle Logiport REIT	140	137,301

INSURANCE – 7.7%
Admiral Group PLC	916	27,217
Ageas SA	4,304	165,329
AIA Group Ltd.	199,209	1,729,893
Allianz SE	226	52,939
Arch Capital Group Ltd.*	4,222	365,963
Arthur J. Gallagher & Co.	6,223	1,465,454
AXA SA	47,178	1,397,904
Baloise Holding AG	205	29,435
Brown & Brown, Inc.	555	38,528
Caixa Seguridade Participacoes S/A	49,265	105,824

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

15	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

China Pacific Insurance Group Co. Ltd., Class H	103,606	$255,220
China Reinsurance Group Corp., Class H	966,716	54,423
Chubb Ltd.	5,154	1,106,152
Dai-ichi Life Holdings, Inc.	18,103	382,426
Enstar Group Ltd.*	1,623	384,602
Gjensidige Forsikring ASA	596	8,938
Globe Life, Inc.	6,293	732,254
Intact Financial Corp.	11,262	1,582,324
Markel Group, Inc.*	407	598,502
Marsh & McLennan Cos., Inc.	3,503	664,344
MS&AD Insurance Group Holdings, Inc.	9,953	364,683
Muenchener Rueckversicherungs AG	19	7,625
NN Group NV	4,658	149,393
Old Mutual Ltd.	171,843	109,286
Phoenix Group Holdings PLC	751	4,148
PICC Property & Casualty Co. Ltd., Class H	517,039	590,435
Principal Financial Group, Inc.	5,609	379,617
Progressive Corp. (The)	2,887	456,406
Sampo OYJ, Class A	2,235	87,900
Sompo Holdings, Inc.	1,751	75,853
Swiss Life Holding AG	31	19,911
T&D Holdings, Inc.	72,228	1,288,492
Talanx AG	11,712	738,082
Tokio Marine Holdings, Inc.	30,527	682,957
Tongyang Life Insurance Co. Ltd.*	7,848	25,530
Travelers Cos., Inc. (The)	436	73,004
Tryg A/S	1,932	37,727
Willis Towers Watson PLC	243	57,321
Zurich Insurance Group AG	279	132,523

TOTAL INSURANCE		$16,428,564

INTERACTIVE MEDIA & SERVICES – 3.0%
Alphabet, Inc., Class A*	22,963	2,849,249
Alphabet, Inc., Class C*	4,050	507,465
Baidu, Inc., Class A*	1,342	17,619
Kanzhun Ltd., ADR*	11,150	165,020
Meta Platforms, Inc., Class A*	5,472	1,648,549
Tencent Holdings Ltd.	34,112	1,262,443

TOTAL INTERACTIVE MEDIA & SERVICES		$6,450,345

IT SERVICES – 1.4%
Accenture PLC, Class A	2,535	753,123
BIPROGY Inc	5,047	125,884
Capgemini SE	3,021	533,898
Cognizant Technology Solutions Corp., Class A	6,187	398,876
EPAM Systems, Inc.*	68	14,795
Future Corp.	15,234	173,865
Gartner, Inc.*	1,700	564,468
International Business Machines Corp.	662	95,752
Itochu Techno-Solutions Corp.	185	5,306
NET One Systems Co. Ltd.	5,874	89,654
Nomura Research Institute Ltd.	454	11,918
NS Solutions Corp.	2,197	63,800
Obic Co. Ltd.	358	52,918
Otsuka Corp.	401	16,078

TOTAL IT SERVICES		$2,900,335

Description	Number of Shares	Value

LEISURE PRODUCTS – 0.1%
Bandai Namco Holdings, Inc.	2,538	$52,583
Hasbro, Inc.	304	13,726
Shimano, Inc.	247	35,545

TOTAL LEISURE PRODUCTS		$101,854

LIFE SCIENCES TOOLS & SERVICES – 0.6%
Agilent Technologies, Inc.	672	69,465
CMIC Holdings Co. Ltd.	3,030	34,355
Danaher Corp.	3,102	595,646
Hangzhou Tigermed Consulting Co. Ltd., Class H	15,158	85,177
ICON PLC*	1,694	413,268
Mettler-Toledo International, Inc.*	96	94,579
Thermo Fisher Scientific, Inc.	182	80,948

TOTAL LIFE SCIENCES TOOLS & SERVICES		$1,373,438

MACHINERY – 2.5%
Amada Co. Ltd.	8,850	85,849
Daimler Truck Holding AG	5,717	179,629
Duerr AG	2,953	60,760
Ebara Corp.	1,840	81,482
Fortive Corp.	11,696	763,515
Fuji Corp.	7,803	117,496
Graco, Inc.	2,803	208,403
Hino Motors Ltd.*	16,572	48,235
Hisaka Works Ltd.	3,030	18,972
IDEX Corp.	1,822	348,749
Kone OYJ, Class B	14,941	646,996
Kubota Corp.	10,620	142,831
Makino Milling Machine Co. Ltd.	1,124	46,903
Makita Corp.	4,821	124,608
Nordson Corp.	117	24,873
OKUMA Corp.	2,483	102,226
OSG Corp.	12,008	137,018
PACCAR, Inc.	6,705	553,364
Schindler Holding AG	201	40,667
SKF AB, Class B	12,344	200,127
SMC Corp.	133	61,414
Spirax-Sarco Engineering PLC	384	38,328
Sumitomo Heavy Industries Ltd.	4,160	95,221
Tadano Ltd.	5,100	38,342
THK Co. Ltd.	11,728	209,599
Volvo AB, Class B	16,646	329,844
Wartsila OYJ Abp	4,394	52,436
Westinghouse Air Brake Technologies Corp.	5,697	603,996

TOTAL MACHINERY		$5,361,883

MARINE TRANSPORTATION – 0.0%**
Kuehne + Nagel International AG	20	5,393

MEDIA – 1.0%
Cable One, Inc.	287	157,813
Hakuhodo DY Holdings, Inc.	9,320	75,634
Megacable Holdings SAB de CV	33,780	66,233
Metropole Television SA	5,265	65,991
Nippon Television Holdings, Inc.	15,878	154,470
Omnicom Group, Inc.	5,521	413,578
Publicis Groupe SA	4,033	307,086

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	16

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

RTL Group SA	2,577	$90,133
Television Francaise 1 SA	12,138	85,633
TV Asahi Holdings Corp.	7,929	85,475
WPP PLC	62,572	538,822

TOTAL MEDIA		$2,040,868

METALS & MINING – 0.8%
Anglo American PLC	4,733	120,595
ARE Holdings, Inc.	7,386	93,506
Barrick Gold Corp.	9,217	147,220
Centamin PLC	59,062	59,196
Centerra Gold, Inc.	11,571	58,825
Dowa Holdings Co. Ltd.	2,990	91,405
Endeavour Mining PLC	3,728	76,267
Fresnillo PLC	10,481	70,543
Kyoei Steel Ltd.	1,856	23,544
Maruichi Steel Tube Ltd.	3,577	88,768
Neturen Co. Ltd.	5,815	38,667
Norsk Hydro ASA	4,017	22,908
OceanaGold Corp.	29,938	50,086
Rio Tinto PLC	11,696	746,211
Yamato Kogyo Co. Ltd.	1,332	63,817

TOTAL METALS & MINING		$1,751,558

MULTI-UTILITIES – 1.2%
Engie SA	122,214	1,943,800
National Grid PLC	58,579	698,436

TOTAL MULTI-UTILITIES		$2,642,236

OFFICE REITS – 0.0%**
Japan Real Estate Investment Corp.	12	44,572
Nippon Building Fund, Inc.	12	48,215

TOTAL OFFICE REITS		$92,787

OIL, GAS & CONSUMABLE FUELS – 3.8%
ARC Resources Ltd.	5,140	82,692
BP PLC	66,824	408,029
Chevron Corp.	4,711	686,534
ConocoPhillips	4,167	495,040
Coterra Energy, Inc.	20,485	563,337
Diamondback Energy, Inc.	2,644	423,886
Enbridge, Inc.	17,246	552,668
Eni SpA	28,951	473,281
Equinor ASA	25,290	847,802
Exxon Mobil Corp.	1,847	195,505
Shell PLC	21,486	692,426
TotalEnergies SE	30,595	2,045,505
TotalEnergies SE, ADR	8,881	591,475
Ultrapar Participacoes SA	16,756	67,765

TOTAL OIL, GAS & CONSUMABLE FUELS		$8,125,945

PAPER & FOREST PRODUCTS – 0.1%
Mondi PLC	8,278	133,901
Oji Holdings Corp.	1,550	6,629
UPM-Kymmene OYJ	1,816	61,156

TOTAL PAPER & FOREST PRODUCTS		$201,686

Description	Number of Shares	Value

PASSENGER AIRLINES – 0.3%
easyJet PLC*	23,389	$104,338
Japan Airlines Co. Ltd.	4,917	90,393
Southwest Airlines Co.	17,408	386,980

TOTAL PASSENGER AIRLINES		$581,711

PERSONAL CARE PRODUCTS – 0.5%
Beiersdorf AG	335	44,059
Kenvue, Inc.	18,593	345,830
Kobayashi Pharmaceutical Co. Ltd.	473	19,527
Unilever PLC	13,129	621,798

TOTAL PERSONAL CARE PRODUCTS		$1,031,214

PHARMACEUTICALS – 6.4%
Almirall SA	9,120	83,033
Astellas Pharma, Inc.	13,334	168,673
AstraZeneca PLC	10,353	1,296,234
AstraZeneca PLC, ADR	12,862	813,264
Bristol-Myers Squibb Co.	2,128	109,656
Chugai Pharmaceutical Co. Ltd.	6,500	192,768
Daiichi Sankyo Co. Ltd.	6,728	173,476
Eisai Co. Ltd.	1,089	57,693
Eli Lilly & Co.	1,277	707,369
Genomma Lab Internacional SAB de CV, Class B	112,785	83,952
GSK PLC	23,737	423,154
Johnson & Johnson	9,462	1,403,593
Kissei Pharmaceutical Co. Ltd.	1,663	35,174
Kyowa Kirin Co. Ltd.	7,737	121,349
Merck & Co., Inc.	13,234	1,359,132
Merck KGaA	3,686	556,728
Nippon Shinyaku Co. Ltd.	3,032	122,966
Novartis AG	32,358	3,029,342
Novo Nordisk A/S, Class B	974	93,968
Ono Pharmaceutical Co. Ltd.	6,412	110,732
Otsuka Holdings Co. Ltd.	2,138	71,935
Pfizer, Inc.	34,837	1,064,619
Roche Holding AG	1,964	506,142
Roche Holding AG	176	47,962
Sandoz Group AG*	1,012	26,311
Sanofi SA	1,637	148,650
Shionogi & Co. Ltd.	2,993	139,368
Takeda Pharmaceutical Co. Ltd.	8,334	226,224
UCB SA	1,630	119,218
Zoetis, Inc.	1,969	309,133

TOTAL PHARMACEUTICALS		$13,601,818

PROFESSIONAL SERVICES – 2.2%
Adecco Group AG	4,179	158,148
Automatic Data Processing, Inc.	2,686	586,139
BayCurrent Consulting, Inc.	7,900	198,343
Bureau Veritas SA	42,609	970,538
en Japan, Inc.	6,339	94,551
Experian PLC	15,706	476,501
Hays PLC	71,574	83,874
MEITEC Group Holdings, Inc.	4,830	85,008
Open Up Group, Inc.	7,999	99,219
Pagegroup PLC	14,477	66,344

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

17	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value

Paychex, Inc.	742	$82,399
Recruit Holdings Co. Ltd.	1,336	38,307
RELX PLC	2,993	104,539
Science Applications International Corp.	6,400	699,136
SGS SA	771	62,968
SThree PLC	7,836	33,453
TransUnion	2,137	93,772
Wolters Kluwer NV	5,196	666,678

TOTAL PROFESSIONAL SERVICES		$4,599,917

REAL ESTATE MANAGEMENT & DEVELOPMENT – 0.3%
CK Asset Holdings Ltd.	24,387	121,894
Daito Trust Construction Co. Ltd.	1,274	136,657
Daiwa House Industry Co. Ltd.	863	23,737
Mitsubishi Estate Co. Ltd.	25,531	326,805
Swiss Prime Site AG	384	35,692
Wharf Holdings Ltd. (The)	28,387	72,031

TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		$716,816

RETAIL REITS – 0.0%**
Japan Metropolitan Fund Invest	16	10,326

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT – 2.4%
ams-OSRAM AG*	11,700	41,750
ASM Pacific Technology Ltd.	10,105	85,585
Broadcom, Inc.	655	551,097
Disco Corp.	486	85,827
Intel Corp.	13,453	491,034
KLA Corp.	869	408,169
Miraial Co. Ltd.	2,160	19,592
NVIDIA Corp.	3,165	1,290,687
QUALCOMM, Inc.	2,921	318,360
Rohm Co. Ltd.	6,672	106,899
Taiwan Semiconductor Manufacturing Co. Ltd.	27,000	440,978
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4,426	382,008
Texas Instruments, Inc.	6,486	921,077

TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		$5,143,063

SOFTWARE – 4.0%
ANSYS, Inc.*	196	54,539
Cadence Design Systems, Inc.*	269	64,520
Constellation Software, Inc.	905	1,814,248
Dassault Systemes SE	2,658	109,492
Intuit, Inc.	167	82,657
Lumine Group, Inc.*	1,068	13,431
Microsoft Corp.	15,040	5,085,174
Roper Technologies, Inc.	242	118,234
Sage Group PLC (The)	730	8,624
Salesforce, Inc.*	3,153	633,217
Synopsys, Inc.*	349	163,835
Topicus.com, Inc.*	515	33,910
Trend Micro, Inc.	537	20,237
Tyler Technologies, Inc.*	96	35,798
Workday, Inc., Class A*	1,673	354,191

TOTAL SOFTWARE		$8,592,107

Description	Number of Shares	Value

SPECIALIZED REITS – 1.2%
American Tower Corp.	5,242	$934,072
Crown Castle, Inc.	5,034	468,062
Public Storage	2,344	559,536
VICI Properties, Inc.	24,697	689,046

TOTAL SPECIALIZED REITS		$2,650,716

SPECIALTY RETAIL – 1.8%
AutoZone, Inc.*	161	398,818
CarMax, Inc.*	2,587	158,040
CECONOMY AG*	14,050	26,733
China Meidong Auto Holdings Ltd.	102,315	54,871
Home Depot, Inc. (The)	2,449	697,206
Industria de Diseno Textil SA	15,086	520,738
Kingfisher PLC	40,546	103,535
Nitori Holdings Co. Ltd.	553	59,887
O’Reilly Automotive, Inc.*	549	510,811
Ross Stores, Inc.	3,505	406,475
Shimamura Co. Ltd.	905	89,314
TJX Cos., Inc. (The)	7,084	623,888
USS Co. Ltd.	1,918	33,524
Xebio Holdings Co. Ltd.	7,098	45,683

TOTAL SPECIALTY RETAIL		$3,729,523

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS – 1.2%
Apple, Inc.	14,039	2,397,440
Canon, Inc.	3,347	79,125
Catcher Technology Co. Ltd.	15,497	86,937
Quadient SA	3,911	81,768

TOTAL TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS		$2,645,270

TEXTILES, APPAREL & LUXURY GOODS – 0.5%
Deckers Outdoor Corp.*	60	35,824
Hermes International SCA	69	128,742
Li Ning Co. Ltd.	19,207	58,858
Lululemon Athletica, Inc.*	214	84,205
NIKE, Inc., Class B	5,843	600,485
Sanyo Shokai Ltd.	1,400	25,269
Swatch Group AG - BR (The)	625	159,985
Yue Yuen Industrial Holdings Ltd.	36,351	42,501

TOTAL TEXTILES, APPAREL & LUXURY GOODS		$1,135,869

TOBACCO – 0.9%
British American Tobacco PLC	12,862	384,219
Japan Tobacco, Inc.	4,108	95,630
Philip Morris International, Inc.	16,912	1,507,874

TOTAL TOBACCO		$1,987,723

TRADING COMPANIES & DISTRIBUTORS – 1.7%
AerCap Holdings NV*	14,755	916,581
Brenntag SE	17,309	1,287,125
Fastenal Co.	4,314	251,679
ITOCHU Corp.	5,697	205,212
Marubeni Corp.	2,025	29,609
Mitsubishi Corp.	4,421	206,087
RS Group PLC	53,768	443,717
Sumitomo Corp.	4,163	81,835
Travis Perkins PLC	8,779	79,100

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	18

Wilmington Global Alpha Equities Fund (continued)

Description	Number of Shares	Value
WW Grainger, Inc.	76	$55,467

TOTAL TRADING COMPANIES & DISTRIBUTORS		$3,556,412

TRANSPORTATION INFRASTRUCTURE – 0.0%**
Kamigumi Co. Ltd.	3,418	69,339

WATER UTILITIES – 0.1%
Cia de Saneamento Basico do Estado de Sao
Paulo SABESP	8,097	93,709
Severn Trent PLC	902	29,142

TOTAL WATER UTILITIES		$122,851

WIRELESS TELECOMMUNICATION SERVICES – 0.7%
Empresa Nacional de Telecomunicaciones SA	17,644	59,445
KDDI Corp.	42,815	1,280,800
MTN Group Ltd.	12,643	61,773
SoftBank Corp.	8,701	98,381
T-Mobile US, Inc.*	204	29,347
VEON Ltd., ADR*	2,051	32,242

TOTAL WIRELESS TELECOMMUNICATION SERVICES		$1,561,988

TOTAL COMMON STOCKS (Cost $ 163,400,402)		$190,648,742

EXCHANGE-TRADED FUNDS – 0.1%

EQUITY FUNDS – 0.1%
iShares Core MSCI EAFE ETF	1,969	122,787
Next Funds Topix ETF	190	2,990

TOTAL EXCHANGE-TRADED FUNDS (Cost $ 119,799)		$125,777

PREFERRED STOCKS – 0.3%

CONSUMER DISCRETIONARY – 0.1%
Bayerische Motoren Werke AG 8.84%	1,208	102,716

Description	Number of Shares	Value
Volkswagen AG 8.76%	1,860	$197,254

TOTAL CONSUMER DISCRETIONARY		$299,970

CONSUMER STAPLES – 0.1%
Henkel AG & Co. KGaA 2.64%	1,935	139,582

ENERGY – 0.1%
Raizen SA 6.01%	167,800	120,148

MATERIALS – 0.0%**
Fuchs SE 3.05%	2,275	92,399

TOTAL PREFERRED STOCKS (Cost $ 653,119)		$652,099

WARRANTS – 0.0%
Constellation Software, Inc., Expire 03/31/40*	905	—

TOTAL WARRANTS (Cost $ —)		$—

MONEY MARKET FUND – 7.5%
Dreyfus Government Cash Management Fund, Institutional Shares 5.23%^	16,045,841	16,045,841

TOTAL MONEY MARKET FUND (Cost $ 16,045,841)		$16,045,841

TOTAL INVESTMENTS – 97.4% (COST $ 180,219,161)		$207,472,459
OTHER ASSETS LESS LIABILITIES – 2.6%		5,618,465

TOTAL NET ASSETS – 100.0%		$213,090,924

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s assets and liabilities carried at fair value:

	Level 1	Level 2	Level 3		Total
Assets

Investments in Securities
Common Stocks
Aerospace & Defense	$2,509,923	$3,186,377	$—		$5,696,300
Air Freight & Logistics	998,774	760,230	—		1,759,004
Automobile Components	—	1,359,413	—		1,359,413
Automobiles	437,831	2,155,908	—		2,593,739
Banks	4,503,746	7,256,300	—	(a)	11,760,046
Beverages	1,340,882	1,963,589	—		3,304,471
Biotechnology	666,365	95,165	—		761,530
Broadline Retail	2,965,950	663,938	—		3,629,888
Building Products	983,468	618,193	—		1,601,661
Capital Markets	3,203,307	1,932,115	—		5,135,422
Chemicals	1,897,038	1,705,997	—		3,603,035
Commercial Services & Supplies	3,036,557	239,916	—		3,276,473
Communications Equipment	1,414,854	253,304	—		1,668,158

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

19	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total
Construction & Engineering	$—	$1,187,589	$—	$1,187,589
Construction Materials	—	592,697	—	592,697
Consumer Finance	699,162	150,830	—	849,992
Consumer Staples Distribution & Retail	1,797,250	574,790	—	2,372,040
Containers & Packaging	471,883	6,889	—	478,772
Distributors	1,126,498	—	—	1,126,498
Diversified Consumer Services	—	6,999	—	6,999
Diversified REITs	—	197,613	—	197,613
Diversified Telecommunication Services	475,606	1,562,744	—	2,038,350
Electric Utilities	1,921,788	181,873	—	2,103,661
Electrical Equipment	22,945	326,892	—	349,837
Electronic Equipment, Instruments & Components	1,086,850	741,209	—	1,828,059
Energy Equipment & Services	427,062	378,933	—	805,995
Entertainment	952,869	564,806	—	1,517,675
Financial Services	3,076,538	1,047,480	—	4,124,018
Food Products	1,172,176	1,480,334	—	2,652,510
Gas Utilities	922,861	529,983	—	1,452,844
Ground Transportation	2,518,895	170,127	—	2,689,022
Health Care Equipment & Supplies	2,845,724	578,666	—	3,424,390
Health Care Providers & Services	5,941,407	483,854	—	6,425,261
Health Care Technology	297,930	—	—	297,930
Hotels, Restaurants & Leisure	1,884,987	1,708,681	—	3,593,668
Household Durables	898,302	991,203	—	1,889,505
Household Products	1,380,574	1,318,209	—	2,698,783
Industrial Conglomerates	182,505	262,533	—	445,038
Industrial REITs	—	137,301	—	137,301
Insurance	8,010,295	8,418,269	—	16,428,564
Interactive Media & Services	5,170,283	1,280,062	—	6,450,345
IT Services	1,827,014	1,073,321	—	2,900,335
Leisure Products	13,726	88,128	—	101,854
Life Sciences Tools & Services	1,253,906	119,532	—	1,373,438
Machinery	2,502,900	2,858,983	—	5,361,883
Marine Transportation	—	5,393	—	5,393
Media	637,624	1,403,244	—	2,040,868
Metals & Mining	332,398	1,419,160	—	1,751,558
Multi-Utilities	—	2,642,236	—	2,642,236
Office REITs	—	92,787	—	92,787
Oil, Gas & Consumable Fuels	3,658,902	4,467,043	—	8,125,945
Paper & Forest Products	—	201,686	—	201,686
Passenger Airlines	386,980	194,731	—	581,711
Personal Care Products	345,830	685,384	—	1,031,214
Pharmaceuticals	5,877,029	7,724,789	—	13,601,818
Professional Services	1,461,446	3,138,471	—	4,599,917
Real Estate Management & Development	—	716,816	—	716,816
Retail REITs	—	10,326	—	10,326
Semiconductors & Semiconductor Equipment	4,362,432	780,631	—	5,143,063
Software	8,453,754	138,353	—	8,592,107
Specialized REITs	2,650,716	—	—	2,650,716
Specialty Retail	2,795,238	934,285	—	3,729,523
Technology Hardware, Storage & Peripherals	2,397,440	247,830	—	2,645,270
Textiles, Apparel & Luxury Goods	720,514	415,355	—	1,135,869
Tobacco	1,507,874	479,849	—	1,987,723
Trading Companies & Distributors	1,223,727	2,332,685	—	3,556,412
Transportation Infrastructure	—	69,339	—	69,339
Water Utilities	93,709	29,142	—	122,851
Wireless Telecommunication Services	121,034	1,440,954	—	1,561,988

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	20

Wilmington Global Alpha Equities Fund (continued)

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$122,787	$2,990	$—	$125,777
Preferred Stocks	120,148	531,951	—	652,099
Warrants	—	—	—	—
Money Market Fund	16,045,841	—	—	16,045,841

Total Investments in Securities	$126,156,054	$81,316,405	$—	$207,472,459

Other Financial Instruments!
Forward Foreign Currency Contracts	$—	$683,443	$—	$683,443
Financial Futures Contracts	6,034,704	—	—	6,034,704

Total Assets - Other Financial Instruments	$6,034,704	$683,443	$—	$6,718,147

Liabilities
Other Financial Instruments!
Financial Futures Contracts	$(19,628)	$—	$—	$(19,628)

Total Liabilities - Other Financial Instruments	$(19,628)	$—	$—	$(19,628)

(a)	Includes internally fair valued securities currently priced at zero ($0).
!

Other financial instruments are derivative instruments, such as forward foreign currency contracts and financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

*	Non-income producing security.
**	Represents less than 0.05%.
^	7-Day net yield.
(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ADR	American Depositary Receipt

CAD	Canadian Dollar

ETF	Exchange-Traded Fund

EUR	Euro

GBP	British Pound Sterling

GDR	Global Depositary Receipt

JPY	Japanese Yen

MSCI	Morgan Stanley Capital International

NVDR	Non-Voting Depositary Receipt

OYJ	Public Limited Company

PCL	Public Company Limited

PLC	Public Limited Company

REIT	Real Estate Investment Trust

S&P	Standards & Poor’s

SCA	Limited Partnership With Share Capital

SpA	Societa per Azioni

At October 31, 2023, the Global Alpha Equities Fund had the following outstanding forward foreign currency contracts, which contractually obligates the Fund to deliver or receive currencies at specified future dates:

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)

CONTRACTS SOLD

12/20/2023	Morgan Stanley	8,975,000 CAD	$6,618,439	$6,477,740	$140,699	$—

12/20/2023	Deutsche Bank AG	7,066,000 EUR	7,600,166	7,494,401	105,765	—

12/20/2023	UBS AG	938,700,000 JPY	6,507,727	6,246,627	261,100	—

12/20/2023	Hong Kong & Shanghai Bank	42,695,000 HKD	5,464,065	5,460,472	3,593	—

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

21	PORTFOLIOS OF INVESTMENTS

Wilmington Global Alpha Equities Fund (concluded)

Settlement Date	Counterparty	Contracts to Deliver/Receive	Contract Amount	Contract at Value	Unrealized Appreciation	Unrealized (Depreciation)

CONTRACTS SOLD

12/20/2023	Morgan Stanley	5,445,000 GBP	$6,793,127	$6,620,841	$172,286	$—

UNREALIZED APPRECIATION (DEPRECIATION) ON FORWARD FOREIGN CURRENCY CONTRACTS					$683,443	$—

    At October 31, 2023, the Global Alpha Equities Fund had open financial futures contracts as follows:

Underlying Contracts to Buy/Sell	Expiration Date	Number of Contracts	Notional Amount	Notional Value	Unrealized Appreciation(a)	Unrealized (Depreciation)(a)

SHORT POSITIONS:

EXCHANGE-TRADED:

E-Mini Russell 2000 Index	December 2023	67	$6,287,274	$5,589,140	$698,134	$—

E-Mini S&P 500 Index	December 2023	94	21,202,206	19,797,575	1,404,631	—

E-Mini S&P Mid 400 Index	December 2023	37	9,625,160	8,787,870	837,290	—

Euro STOXX 50 Index	December 2023	56	2,531,200	2,411,622	119,578	—

FTSE 100 Index	December 2023	41	3,784,041	3,651,795	132,246	—

HSCE Index	November 2023	147	5,511,716	5,531,344	—	(19,628)

MSCI EAFE Index	December 2023	324	34,219,772	31,980,420	2,239,352	—

S&P TSX 60 Index	December 2023	28	4,875,642	4,583,378	292,264	—

TOPIX Index	December 2023	57	8,787,409	8,476,200	311,209	—

UNREALIZED APPRECIATION (DEPRECIATION) ON FINANCIAL FUTURES CONTRACTS					$6,034,704	$(19,628)

(a)

The unrealized appreciation (depreciation) presented above is the cumulative change in unrealized appreciation (depreciation) from the date the contract was open through October 31, 2023. Only current day variation margin is reported on the Fund’s Statement of Assets and Liabilities.

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

22

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Real Asset Fund

At October 31, 2023, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
Commodity Related Securities:
Investment Companies	49.5%
Exchange-Traded Funds	1.6%
Real Estate Related Securities:
Real Estate Investment Trusts	28.2%
Exchange-Traded Funds	11.0%
Common Stocks	6.4%
Investment Companies	2.1%
Cash Equivalents(1)	1.2%
Cash Collateral Invested for Securities on Loan(2)	3.9%
Other Assets and Liabilities -Net(3)	(3.9)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Cash Collateral Invested for Securities on Loan include investments in repurchase agreements.

(3)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2023 (unaudited)

Description	Number of Shares	Value

REAL ESTATE RELATED SECURITIES – 47.7%

COMMON STOCKS – 6.4%

CONSTRUCTION & ENGINEERING – 0.0%**

Ashtrom Group Ltd.[0]	—	$1

DIVERSIFIED – 0.0%**

Argosy Property Ltd.	78,356	48,432

Centuria Capital Group	52,289	38,255

Star Holdings*	1,373	15,721

TOTAL DIVERSIFIED		$102,408

DIVERSIFIED REAL ESTATE ACTIVITIES – 2.9%

Airport City Ltd.*	6,600	86,910

Allreal Holding AG	1,360	218,233

City Developments Ltd.	45,500	210,019

Daito Trust Construction Co. Ltd.	6,100	654,325

Daiwa House Industry Co. Ltd.	58,600	1,611,833

Heiwa Real Estate Co. Ltd.	4,300	110,075

Isras Investment Co. Ltd.	124	20,971

JINUSHI Co. Ltd.	1,900	25,170

Kerry Properties Ltd.	65,000	109,381

Lendlease Corp. Ltd.	60,928	241,305

Mitsubishi Estate Co. Ltd.	119,600	1,530,918

Mitsui Fudosan Co. Ltd.	84,000	1,820,688

New World Development Co. Ltd.	124,000	227,580

Nomura Real Estate Holdings, Inc.	11,500	268,595

Property & Building Corp. Ltd.*	345	10,594

SAMTY Co. Ltd.	3,100	50,975

Description	Number of Shares	Value

Shun Tak Holdings Ltd.*	224,000	$29,217

St. Joe Co. (The)	3,145	146,683

Starts Corp., Inc.	3,100	58,877

Sumitomo Realty & Development Co. Ltd.	42,100	1,056,455

Sun Frontier Fudousan Co. Ltd.	3,900	37,842

Sun Hung Kai Properties Ltd.	133,000	1,365,738

Tokyo Tatemono Co. Ltd.	17,900	237,682

Tokyu Fudosan Holdings Corp.	53,600	312,291

UOL Group Ltd.	40,500	174,427

Wharf Holdings Ltd. (The)	122,000	309,569

YH Dimri Construction & Development Ltd.	637	34,208

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$10,960,561

OFFICE – 0.0%**

Precinct Properties Group	110,972	71,835

REAL ESTATE DEVELOPMENT – 0.6%

Aedas Homes SA	1,862	29,719

CK Asset Holdings Ltd.	172,000	859,712

DREAM Unlimited Corp., Class A	3,356	40,971

Forestar Group, Inc.*	2,103	49,946

Goldcrest Co. Ltd.	1,500	21,391

Henderson Land Development Co. Ltd.	114,735	300,200

Howard Hughes Holdings, Inc.*	3,529	234,079

Katitas Co. Ltd.	4,800	64,068

Lifestyle Communities Ltd.	11,047	109,898

Mirarth Holdings, Inc.	11,700	34,105

Nexity SA	4,592	64,162

Sino Land Co. Ltd.	274,000	273,542

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

23	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Tosei Corp.	2,300	$27,178

TOTAL REAL ESTATE DEVELOPMENT		$2,108,971

REAL ESTATE OPERATING COMPANIES – 2.9%
Aeon Mall Co. Ltd.	10,600	120,536
Alony Hetz Properties & Investments Ltd.	15,256	74,422
Amot Investments Ltd.	22,738	95,223
Aroundtown SA*	64,736	146,292
Atrium Ljungberg AB, Class B	6,191	95,204
Azrieli Group Ltd.	3,773	162,455
Big Shopping Centers Ltd.*	1,300	91,120
Blue Square Real Estate Ltd.	878	43,024
CA Immobilien Anlagen AG	4,455	150,638
Capitaland India Trust	86,834	60,866
Capitaland Investment Ltd.	232,400	499,005
Castellum AB	37,419	358,615
Catena AB	3,309	109,615
Cibus Nordic Real Estate AB publ	6,754	63,386
Citycon OYJ*	7,281	38,513
CTP NV	9,505	138,577
Deutsche Wohnen SE	5,914	127,260
DigitalBridge Group, Inc.	12,599	199,694
Dios Fastigheter AB	11,065	59,900
Electra Real Estate Ltd.	5,139	41,437
Entra ASA	13,038	101,901
Fabege AB	23,153	172,746
Fastighets AB Balder, Class B*	43,542	185,001
FRP Holdings, Inc.*	573	30,822
G City, Ltd.	15,860	38,414
Gav-Yam Lands Corp. Ltd.	5,012	28,353
Grainger PLC	65,116	180,223
Grand City Properties SA*	8,002	71,555
Hang Lung Group Ltd.	79,000	105,223
Hang Lung Properties Ltd.	157,000	206,370
Hongkong Land Holdings Ltd.	99,700	316,221
Hufvudstaden AB, Class A	11,486	122,457
Hulic Co. Ltd.	52,200	478,577
Hysan Development Co. Ltd.	56,001	103,084
Ichigo, Inc.	19,800	43,328
Intershop Holding AG	171	113,464
Israel Canada T.R Ltd.	21,299	44,816
Keihanshin Building Co. Ltd.	4,900	44,960
Kennedy-Wilson Holdings, Inc.	10,343	133,114
Kojamo OYJ	15,835	135,276
LEG Immobilien SE*	6,546	409,201
Leopalace21 Corp.*	25,000	53,777
Mega Or Holdings Ltd.	1,802	24,723
Melisron Ltd.	2,063	111,822
Mivne Real Estate KD Ltd.	54,842	118,333
Mobimo Holding AG	620	171,252
NP3 Fastigheter AB	3,830	51,181
Nyfosa AB	13,690	66,249
Pandox AB	7,952	78,272
Platzer Fastigheter Holding AB, Class B	8,600	45,159
PSP Swiss Property AG	3,995	491,542
Sagax AB, Class D	19,966	44,949
Sagax AB, Class B	19,108	345,911
Sirius Real Estate Ltd.	80,598	78,313

Description	Number of Shares	Value
StorageVault Canada, Inc.	20,835	$64,605
Summit Real Estate Holdings Ltd.	2,479	23,761
Swire Properties Ltd.	93,400	180,842
Swiss Prime Site AG	6,660	619,033
TAG Immobilien AG*	15,501	169,488
TKP Corp.*	1,700	23,134
TOC Co. Ltd.	5,500	23,197
Tricon Residential, Inc.	24,106	159,751
VGP NV	1,230	100,130
Vonovia SE	73,297	1,687,450
Wallenstam AB, Class B	29,894	101,109
WeWork, Inc., Class A*,#	725	1,653
Wharf Real Estate Investment Co. Ltd.	140,000	489,726
Wihlborgs Fastigheter AB	24,243	157,144

TOTAL REAL ESTATE OPERATING COMPANIES		$11,223,394

RETAIL – 0.0%**

Kiwi Property Group Ltd.	181,673	82,063

TOTAL COMMON STOCKS (COST $31,154,158)		$24,549,233

EXCHANGE-TRADED FUNDS – 11.0%

REAL ESTATE – 11.0%
Balanced Commercial Property Trust Ltd.	64,435	49,540
Schwab U.S. REIT ETF#	1,423,000	24,489,830
Vanguard Global ex-U.S. Real Estate ETF	480,700	17,973,373

TOTAL REAL ESTATE		$42,512,743

TOTAL EXCHANGE-TRADED FUNDS (COST $48,797,260)		$42,512,743

INVESTMENT COMPANY – 2.1%

EQUITY FUNDS – 2.1%
Tortoise Energy Infrastructure Total Return Fund, Institutional Class	600,533	8,209,288

TOTAL INVESTMENT COMPANY (COST $7,285,652)		$8,209,288

REAL ESTATE INVESTMENT TRUSTS – 28.2%

DATA CENTER – 2.5%
Digital Realty Trust, Inc.	26,872	3,341,802

Equinix, Inc.	8,265	6,030,475

Keppel DC REIT	117,495	145,000

TOTAL DATA CENTER		$9,517,277

DIVERSIFIED – 2.2%
ABRDN Property Income Trust Ltd.	30,168	17,109
Activia Properties, Inc.	64	173,151
AEW UK REIT PLC	21,753	24,809
Alexander & Baldwin, Inc.	7,229	114,218
American Assets Trust, Inc.	4,901	86,993
Armada Hoffler Properties, Inc.	5,648	56,254
Artis REIT	9,473	42,079
British Land Co. PLC (The)	91,984	333,468
Broadstone Net Lease, Inc.	16,554	234,239
Charter Hall Group	44,505	246,557
Charter Hall Long Wale REIT	60,658	116,532
Cromwell European REIT	48,300	58,755
CTO Realty Growth, Inc.	1,616	26,163

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	24

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
Custodian Property Income REIT PLC	42,620	$42,616
Daiwa House REIT Investment Corp.	186	329,173
Empire State Realty Trust, Inc., Class A	16,562	133,987
ESCON Japan REIT Investment Corp.	25	19,585
Essential Properties Realty Trust, Inc.	13,843	303,854
Gladstone Commercial Corp.	4,528	54,110
Global Net Lease, Inc.	22,056	175,125
GPT Group (The)	166,819	384,990
Growthpoint Properties Australia Ltd.	26,398	33,143
H&R REIT	12,857	79,084
Hankyu Hanshin REIT, Inc.	53	49,795
Heiwa REIT, Inc.	110	102,830
Hulic REIT, Inc.	120	122,411
ICADE	3,089	100,934
Land Securities Group PLC	66,809	463,100
Lar Espana Real Estate Socimi SA	4,971	28,859
LXI REIT PLC	162,828	170,174
Merlin Properties Socimi SA	28,879	240,787
Mirvac Group	349,883	405,953
Mori Trust REIT, Inc.	256	124,804
NIPPON REIT Investment Corp.	49	113,206
Nomura Real Estate Master Fund, Inc.	412	454,625
NTT UD REIT Investment Corp.	141	116,235
One Liberty Properties, Inc.	890	16,376
Picton Property Income Ltd.	63,920	50,578
REIT 1 Ltd.	18,315	66,238
Schroder REIT Ltd.	45,679	22,518
Sekisui House REIT, Inc.	383	201,717
Sella Capital Real Estate Ltd.	19,590	34,814
Star Asia Investment Corp.	162	61,038
Stockland	211,405	477,129
Sunlight REIT	139,000	38,445
Suntec REIT	186,000	149,471
Takara Leben Real Estate Investment Corp.	43	28,159
Tokyu REIT, Inc.	96	114,556
Tosei REIT Investment Corp.	34	30,641
UK Commercial Property REIT Ltd.	66,143	42,428
United Urban Investment Corp.	276	278,255
WP Carey, Inc.	18,985	1,018,545
Yuexiu REIT	325,000	46,524

TOTAL DIVERSIFIED		$8,257,139

HEALTH CARE – 2.5%
Aedifica SA	4,276	233,280
Assura PLC	251,668	125,359
CareTrust REIT, Inc.	8,743	188,149
Cofinimmo SA	3,001	186,619
Community Healthcare Trust, Inc.	2,215	63,504
Diversified Healthcare Trust	35,676	73,849
Global Medical REIT, Inc.	6,614	57,277
Health Care & Medical Investment Corp.	33	30,901
Healthcare Realty Trust, Inc.	33,984	487,670
Healthpeak Properties, Inc.	48,382	752,340
Impact Healthcare REIT PLC	38,181	38,505
LTC Properties, Inc.	4,111	129,949
Medical Properties Trust, Inc.#	53,254	254,554
National Health Investors, Inc.	3,914	195,857
NorthWest Healthcare Properties REIT	12,608	36,458

Description	Number of Shares	Value
Omega Healthcare Investors, Inc.	21,729	$719,230
Parkway Life REIT	42,700	104,754
Physicians Realty Trust	20,954	227,560
Primary Health Properties PLC	117,554	128,442
Sabra Health Care REIT, Inc.	20,424	278,583
Target Healthcare REIT PLC	77,461	67,969
Universal Health Realty Income Trust	1,459	56,084
Ventas, Inc.	35,705	1,516,034
Welltower, Inc.	45,508	3,804,924

TOTAL HEALTH CARE		$9,757,851

HOTEL & RESORT – 1.0%
Apple Hospitality REIT, Inc.	18,758	294,125
Ashford Hospitality Trust, Inc.*,#	14,238	30,042
Braemar Hotels & Resorts, Inc.	15,550	40,741
CapitaLand Ascott Trust	186,749	122,789
CDL Hospitality Trusts	59,214	41,867
Chatham Lodging Trust	5,931	54,862
DiamondRock Hospitality Co.	18,163	140,400
Far East Hospitality Trust	94,900	40,977
Hersha Hospitality Trust, Class A	6,231	61,812
Hoshino Resorts REIT, Inc.	27	106,229
Host Hotels & Resorts, Inc.	62,856	973,011
Hotel Property Investments Ltd., REIT	17,262	28,040
Invincible Investment Corp.	578	222,299
Japan Hotel REIT Investment Corp.	382	173,670
Park Hotels & Resorts, Inc.	20,186	232,745
Pebblebrook Hotel Trust	10,735	128,069
RLJ Lodging Trust	14,219	133,659
Ryman Hospitality Properties, Inc.	5,274	451,454
Service Properties Trust	15,958	115,696
Summit Hotel Properties, Inc.	11,188	63,100
Sunstone Hotel Investors, Inc.	18,168	168,962
Xenia Hotels & Resorts, Inc.	9,642	112,136

TOTAL HOTEL & RESORT		$3,736,685

INDUSTRIAL – 5.1%
Advance Logistics Investment Corp.	45	36,657
AIMS APAC REIT	43,700	38,296
Americold Realty Trust, Inc.	22,771	597,056
CapitaLand Ascendas REIT	314,500	597,564
Centuria Industrial REIT	60,763	109,971
CRE Logistics REIT, Inc.	77	80,908
Dexus Industria REIT	20,663	31,232
Dream Industrial REIT	12,380	104,539
EastGroup Properties, Inc.	3,904	637,328
ESR-LOGOS REIT	212,393	42,602
First Industrial Realty Trust, Inc.	11,753	497,152
Frasers Logistics & Commercial Trust	286,420	217,567
GLP J-REIT	420	376,176
Goodman Group	152,560	2,018,660
Goodman Property Trust	90,440	105,927
Granite REIT	2,802	127,598
Industrial & Infrastructure Fund Investment Corp.	187	168,076
Innovative Industrial Properties, Inc.	2,496	179,288
Intervest Offices & Warehouses NV	2,822	59,919
Japan Logistics Fund, Inc.	83	153,740

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

25	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
LaSalle Logiport REIT	161	$157,896
LondonMetric Property PLC	87,894	177,120
LXP Industrial Trust	25,717	203,421
Mapletree Industrial Trust	188,570	296,414
Mapletree Logistics Trust	273,250	293,430
Mitsubishi Estate Logistics REIT Investment Corp.	46	115,769
Mitsui Fudosan Logistics Park, Inc.	49	148,138
Montea NV	1,482	104,744
Nexus Industrial REIT	3,140	14,718
Nippon Prologis REIT, Inc.	242	430,609
Plymouth Industrial REIT, Inc.	3,225	64,306
Prologis, Inc.	81,727	8,233,995
Rexford Industrial Realty, Inc.	18,235	788,481
Segro PLC	108,176	940,282
SOSiLA Logistics REIT, Inc.	61	48,328
STAG Industrial, Inc.	15,691	521,255
Terreno Realty Corp.	6,445	343,390
Tritax Big Box REIT PLC	170,697	284,197
Urban Logistics REIT PLC	57,207	72,544
Warehouses De Pauw	13,501	334,049

TOTAL INDUSTRIAL		$19,753,342

MULTI-FAMILY RESIDENTIAL – 2.9%
Advance Residence Investment Corp.	123	267,427
Altarea SCA	322	22,926
Apartment Income REIT Corp.	13,631	398,162
Apartment Investment & Management Co., Class A*	16,412	96,174
AvalonBay Communities, Inc.	12,437	2,061,308
Boardwalk REIT	2,414	112,732
BRT Apartments Corp.	1,574	25,546
Camden Property Trust	9,650	819,092
Canadian Apartment Properties REIT	7,253	213,497
Care Property Invest NV	2,766	34,182
Centerspace	1,616	78,505
Clipper Realty, Inc.	9,929	47,163
Comforia Residential REIT, Inc.	60	127,336
Daiwa Securities Living Investments Corp.	192	141,967
Elme Communities	8,533	108,881
Empiric Student Property PLC	51,684	53,113
Equity Residential	30,156	1,668,532
Essex Property Trust, Inc.	5,669	1,212,712
Home REIT PLC(1)	42,087	15,551
Independence Realty Trust, Inc.	19,494	241,531
Ingenia Communities Group	45,700	113,747
InterRent REIT	6,334	53,714
Irish Residential Properties REIT PLC	33,709	32,468
Killam Apartment REIT	4,993	56,420
Mid-America Apartment Communities, Inc.	10,317	1,218,954
Minto Apartment REIT	1,676	15,712
Morguard North American Residential REIT	1,808	17,105
NexPoint Residential Trust, Inc.	2,726	73,575
Nippon Accommodations Fund, Inc.	43	173,238
Samty Residential Investment Corp.	61	45,545
Starts Proceed Investment Corp.	19	26,100
Triple Point Social Housing REIT PLC	36,682	24,214
UDR, Inc.	27,362	870,385

Description	Number of Shares	Value
UNITE Group PLC (The)	34,895	$369,277
Veris Residential, Inc.	9,191	123,068
Xior Student Housing NV	2,488	71,587

TOTAL MULTI-FAMILY RESIDENTIAL		$11,031,446

OFFICE – 2.3%
Alexandria Real Estate Equities, Inc.	13,922	1,296,556
Allied Properties REIT	6,285	71,835
Boston Properties, Inc.	13,394	717,517
Centuria Office REIT	38,286	26,655
Champion REIT	160,000	50,542
City Office REIT, Inc.	9,220	35,128
CLS Holdings PLC	25,558	26,999
COPT Defense Properties	9,985	227,658
Cousins Properties, Inc.	15,320	273,768
Covivio SA	4,282	183,502
Cromwell Property Group	136,773	27,893
Daiwa Office Investment Corp.	30	131,234
Derwent London PLC	9,890	219,795
Dexus	93,667	386,862
Douglas Emmett, Inc.	15,127	169,574
Dream Office REIT	5,053	27,693
Easterly Government Properties, Inc.	8,883	95,581
Equity Commonwealth	9,699	183,699
GDI Property Group Partnership	37,938	12,427
Gecina SA	4,735	464,934
Global One Real Estate Investment Corp.	81	61,445
Great Portland Estates PLC	24,043	114,146
Helical PLC	17,407	40,659
Highwoods Properties, Inc.	9,851	176,234
Hudson Pacific Properties, Inc.	10,581	47,191
Ichigo Office REIT Investment Corp.	168	94,254
Inmobiliaria Colonial Socimi SA	26,612	149,301
Japan Excellent, Inc.	143	125,514
Japan Prime Realty Investment Corp.	89	208,464
Japan Real Estate Investment Corp.	125	464,290
JBG SMITH Properties	9,549	122,896
KDX Realty Investment Corp.	381	397,879
Keppel REIT	160,800	93,371
Kilroy Realty Corp.	10,577	302,291
Mirai Corp.	131	39,557
Mori Hills REIT Investment Corp.	139	130,097
Nippon Building Fund, Inc.	150	602,690
NSI NV	1,341	24,223
One REIT, Inc.	24	41,581
Orix JREIT, Inc.	244	280,420
Paramount Group, Inc.	17,642	75,508
Peakstone Realty Trust	4,798	61,990
Prosperity REIT	87,000	15,031
Sankei Real Estate, Inc.	41	24,838
SL Green Realty Corp.	7,490	219,382
Vornado Realty Trust	11,182	214,694
Workspace Group PLC	21,828	128,292

TOTAL OFFICE		$8,886,090

OTHER SPECIALIZED – 1.5%
Arena REIT	35,122	71,052
Charter Hall Social Infrastructure REIT	35,768	54,200

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	26

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value
EPR Properties	6,617	$282,546
Farmland Partners, Inc.	3,836	39,971
Four Corners Property Trust, Inc.	7,695	163,903
Gaming and Leisure Properties, Inc.	23,087	1,047,919
Gladstone Land Corp.	3,854	52,646
Iron Mountain, Inc.	25,796	1,523,770
Rural Funds Group	32,605	37,167
Safehold, Inc.	4,115	66,951
Uniti Group, Inc.	24,080	110,768
VICI Properties, Inc.	88,268	2,462,677

TOTAL OTHER SPECIALIZED		$5,913,570

REAL ESTATE OPERATING COMPANIES – 0.0%**
Seritage Growth Properties, Class A*,#	5,575	40,363
Shurgard Self Storage Ltd.	2,600	97,304

TOTAL REAL ESTATE OPERATING COMPANIES		$137,667

RETAIL – 5.2%
Acadia Realty Trust	8,750	125,300
AEON REIT Investment Corp.	157	149,463
Agree Realty Corp.	8,192	458,261
Alexander’s, Inc.	134	25,191
Brixmor Property Group, Inc.	26,404	548,939
BWP Trust	49,254	101,858
CapitaLand China Trust	120,900	69,749
CapitaLand Integrated Commercial Trust	447,347	574,940
Carmila SA*	7,784	109,073
CBL & Associates Properties, Inc.#	2,691	55,785
Charter Hall Retail REIT	49,743	96,657
Choice Properties REIT	15,157	131,596
Crombie REIT	4,825	42,379
CT REIT	6,101	55,654
Eurocommercial Properties NV	4,984	106,998
Federal Realty Investment Trust	6,499	592,644
First Capital REIT	10,254	96,421
Fortune REIT	131,000	73,293
Frasers Centrepoint Trust	104,623	158,269
Frontier Real Estate Investment Corp.	44	131,632
Fukuoka REIT Corp.	64	68,906
Getty Realty Corp.	4,149	110,446
Hamborner REIT AG	9,415	62,291
Hammerson PLC	292,015	78,355
HMC Capital Ltd.	32,361	87,912
HomeCo Daily Needs REIT	152,785	104,190
InvenTrust Properties Corp.	6,157	154,541
Japan Metropolitan Fund Invest	610	393,662
Kimco Realty Corp.	55,027	987,184
Kite Realty Group Trust	19,182	408,960
Klepierre SA	17,223	418,239
Lendlease Global Commercial REIT	145,125	54,053
Link REIT	224,800	1,031,639
Macerich Co. (The)	18,914	183,844
Mapletree Pan Asia Commercial Trust	187,123	181,866
Mercialys SA	4,343	36,995
NETSTREIT Corp.	5,918	84,332
NewRiver REIT PLC	17,295	16,437
NNN REIT, Inc.	15,976	580,408
Phillips Edison & Co., Inc.	10,352	365,529

Description	Number of Shares	Value
Primaris REIT	2,451	$21,969
Realty Income Corp.	62,290	2,951,300
Regency Centers Corp.	14,717	886,846
Region RE Ltd.	98,776	123,509
Retail Estates NV	1,199	73,003
Retail Opportunity Investments Corp.	10,776	126,510
RioCan REIT	12,827	155,857
RPT Realty	7,659	82,641
Sasseur REIT	61,100	27,897
Saul Centers, Inc.	944	32,823
Scentre Group	454,429	703,998
Shaftesbury Capital PLC	175,036	221,893
Simon Property Group, Inc.	29,033	3,190,436
SITE Centers Corp.	16,242	189,382
Slate Grocery REIT, Class U	2,915	20,705
SmartCentres REIT	7,835	121,416
Spirit Realty Capital, Inc.	12,494	449,659
Starhill Global REIT	158,600	51,597
Supermarket Income REIT PLC	106,288	93,843
Tanger Factory Outlet Centers, Inc.	9,484	213,864
Unibail-Rodamco-Westfield*	9,347	463,136
Urban Edge Properties	10,097	160,138
Vastned Retail NV	2,088	41,836
Vicinity Ltd.	330,292	357,750
Waypoint REIT Ltd.	71,780	96,942
Wereldhave NV	2,996	45,178
Whitestone REIT	4,055	40,347

TOTAL RETAIL		$20,058,366

SELF-STORAGE – 1.7%
Abacus Storage King*	34,498	21,818
Big Yellow Group PLC	15,433	179,487
CubeSmart	19,878	677,641
Extra Space Storage, Inc.	18,802	1,947,699
National Storage Affiliates Trust	7,434	212,018
National Storage REIT	108,509	138,347
Public Storage	13,908	3,319,979
Safestore Holdings PLC	19,154	159,390

TOTAL SELF-STORAGE		$6,656,379

SINGLE-FAMILY RESIDENTIAL – 1.3%
American Homes 4 Rent, Class A	27,617	904,181
Equity LifeStyle Properties, Inc.	16,007	1,053,261
Invitation Homes, Inc.	52,446	1,557,122
PRS REIT PLC (The)	46,884	41,151
Sun Communities, Inc.	11,002	1,223,862
UMH Properties, Inc.	5,237	72,323

TOTAL SINGLE-FAMILY RESIDENTIAL		$4,851,900

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $129,942,412)		$108,557,712

TOTAL REAL ESTATE RELATED SECURITIES (COST $217,179,482)		$183,828,976

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

27	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

COMMODITY RELATED SECURITIES – 51.1%

EXCHANGE-TRADED FUNDS – 1.6%

COMMODITY – 1.6%
SPDR S&P Global Natural Resources ETF#	119,300	$6,349,146

TOTAL EXCHANGE-TRADED FUNDS (COST $5,102,946)		$6,349,146

INVESTMENT COMPANIES – 49.5%

COMMODITY – 49.5%
Vanguard Commodity Strategy Fund, Admiral Shares	2,385,740	62,076,961
DFA Commodity Strategy Portfolio, Institutional Class	25,627,731	119,681,503
Parametric Commodity Strategy Fund, Institutional Class	495,132	3,129,233
Credit Suisse Commodity Return Strategy Fund, Class I	252,514	5,886,101

TOTAL COMMODITY		$190,773,798

TOTAL INVESTMENT COMPANIES (COST $203,274,280)		$190,773,798

TOTAL COMMODITY RELATED SECURITIES (COST $208,377,226)		$197,122,944

SHORT-TERM INVESTMENTS – 1.2%

MONEY MARKET FUND – 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%^	4,675,534	4,675,534

TOTAL SHORT-TERM INVESTMENT (COST $4,675,534)		$4,675,534

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.9%

	Par Value
REPURCHASE AGREEMENTS – 3.9%
Bank of Montreal, 5.30%, dated 10/31/23, due 11/01/23, repurchase price $884,799, collateralized by U.S. Government Agency Securities, 4.50% to 6.50%, maturing 9/01/52 to 10/01/53; total market value of $902,362.	$884,669	884,669

Description	Par Value	Value
BNP Paribas SA, 5.30%, dated 10/31/23, due 11/01/23, repurchase price $2,844,957, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 11/30/23 to 11/01/53; total market value of $2,901,429.	$2,844,538	$2,844,538
HSBC Securities USA, Inc., 5.31%, dated 10/31/23, due 11/01/23, repurchase price $2,788,059, collateralized by U.S. Government Agency Securities, 2.50% to 7.00%, maturing 6/20/33 to 10/20/53; total market value of $2,843,401.	2,787,648	2,787,648
National Bank Financial, 5.34%, dated 10/31/23, due 11/01/23, repurchase price $2,844,960, collateralized by U.S. Treasury Securities, 0.00% to 4.38%, maturing 11/01/23 to 9/09/49; total market value of $2,901,439.	2,844,538	2,844,538
Nomura Securities International, Inc., 5.30%, dated 10/31/23, due 11/01/23, repurchase price $2,844,957, collateralized by U.S. Government Agency & Treasury Securities, 2.00% to 6.50%, maturing 4/30/25 to 10/15/58; total market value of $2,901,432.	2,844,538	2,844,538
TD Securities, Inc., 5.32%, dated 10/31/23, due 11/01/23, repurchase price $2,844,958, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 2/20/38 to 10/20/53; total market value of $2,901,429.	2,844,538	2,844,538

TOTAL REPURCHASE AGREEMENTS (COST $15,050,469)		$15,050,469

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $15,050,469)		$15,050,469

TOTAL INVESTMENTS –103.9%
(Cost $445,282,711)		$400,677,923
COLLATERAL FOR SECURITIES ON LOAN – (3.9%)		(15,050,469)
OTHER ASSETS LESS LIABILITIES – 0.0%**		(3,680)

TOTAL NET ASSETS – 100.0%		$385,623,774

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	28

Wilmington Real Asset Fund (continued)

  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

  The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities
Real Estate Related Securities
Common Stocks
Construction & Engineering	$—	$1	$—	$1
Diversified	15,721	86,687	—	102,408
Diversified Real Estate Activities	146,683	10,813,878	—	10,960,561
Office	—	71,835	—	71,835
Real Estate Development	324,996	1,783,975	—	2,108,971
Real Estate Operating Companies	589,639	10,633,755	—	11,223,394
Retail	—	82,063	—	82,063
Exchange-Traded Funds	42,463,203	49,540	—	42,512,743
Investment Company	8,209,288	—	—	8,209,288
Real Estate Investment Trusts
Data Center	9,372,277	145,000	—	9,517,277
Diversified	2,341,027	5,916,112	—	8,257,139
Health Care	8,842,022	915,829	—	9,757,851
Hotel & Resort	3,000,814	735,871	—	3,736,685
Industrial	12,312,527	7,440,815	—	19,753,342
Multi-Family Residential	9,512,768	1,503,127	15,551	11,031,446
Office	4,319,195	4,566,895	—	8,886,090
Other Specialized	5,751,151	162,419	—	5,913,570
Real Estate Operating Companies	40,363	97,304	—	137,667
Retail	13,651,307	6,407,059	—	20,058,366
Self-Storage	6,157,337	499,042	—	6,656,379
Single-Family Residential	4,810,749	41,151	—	4,851,900
Commodity Related Securities
Exchange-Traded Funds	6,349,146	—	—	6,349,146
Investment Companies	190,773,798	—	—	190,773,798
Money Market Fund	4,675,534	—	—	4,675,534
Repurchase Agreements	—	15,050,469	—	15,050,469

Total Investments in Securities	$333,659,545	$67,002,827	$15,551	$400,677,923

**	Represents less than 0.05%.
[0]	Rounds to less than 1 share.
*	Non-income producing security.
#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.
^	7-Day net yield.
(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

29	PORTFOLIOS OF INVESTMENTS

Wilmington Real Asset Fund (continued)

The following acronyms are used throughout this Portfolio of Investments:

ETF	Exchange-Traded Fund

J-REIT	Japanese Real Estate Investment Trust

OYJ	Public Limited Company

PLC	Public Limited Company

RE	Reinsurance

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SPDR	Standard & Poor’s Depositary Receipt

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF ASSETS AND LIABILITIES	30

October 31, 2023 (unaudited)	Wilmington International Fund		Wilmington Global Alpha Equities Fund		Wilmington Real Asset Fund

ASSETS:
Investments, at identified cost	$446,353,355		$180,219,161		$445,282,711

Investments in securities, at value	$468,574,801		$207,472,459		$400,677,923	(a)
Cash	—		181		—
Deposits for financial futures contracts	650,000		4,739,207		—
Cash denominated in foreign currencies	—		395,117	(b)	48,966	(b)
Variation margin receivable for financial futures contracts	2,089		—		—
Income receivable	1,173,402		382,148		320,277
Foreign tax reclaim receivable	2,038,839		389,433		201,367
Due from broker	—		60		167
Receivable for shares sold	431,917		100,442		147,685
Unrealized appreciation on forward foreign currency contracts	—		683,443		—
Receivable for investments sold	22,879		1,026,281		—
Prepaid and other assets	30,768		22,960		20,930

TOTAL ASSETS	472,924,695		215,211,731		401,417,315

LIABILITIES:
Collateral for securities on loan	—		—		15,050,469
Due to custodian	1,131,622		—		—
Deferred foreign capital gains tax payable	26,903		2,516		—
Variation margin payable for financial futures contracts	—		336,673		—
Payable for investments purchased	197,706		914,636		—
Payable for shares redeemed	106,419		456,837		344,680
Payable to sub-advisors	132,815		100,092		19,891
Payable for Trustees’ fees	2,889		2,888		2,382
Payable for administration fees	11,540		5,210		9,482
Payable for distribution services fees	616		64		181
Payable for investment advisory fees	108,203		73,240		123,644
Other accrued expenses	343,043		228,651		242,812

TOTAL LIABILITIES	2,061,756		2,120,807		15,793,541

NET ASSETS	$470,862,939		$213,090,924		$385,623,774

NET ASSETS CONSIST OF:

Paid-in capital	$482,207,734		$199,156,330		$450,834,492
Distributable earnings (loss)	(11,344,795)		13,934,594		(65,210,718)

TOTAL NET ASSETS	$470,862,939		$213,090,924		$385,623,774

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$2,863,632		$302,182		$849,113

Shares outstanding (unlimited shares authorized)	375,302		25,726		67,533

Net Asset Value per share	$7.63		$11.75		$12.57

Offering Price per share*	$8.07	**	$12.43	**	$13.30	**

Class I
Net Assets	$467,999,307		$212,788,742		$384,774,661

Shares outstanding (unlimited shares authorized)	60,596,841		17,746,117		30,098,591

Net Asset Value and Offering Price per share	$7.72		$11.99		$12.78

(a)	Including $14,772,824 of securities on loan (Note 2).
(b)	Cost of cash denominated in foreign currencies was $398,472 and $55,057, respectively.
*	See “How are Shares Priced?” in the Prospectus.
**	Computation of offering price per share: 100/94.50 of net asset value.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

31	STATEMENTS OF OPERATIONS

Six Months Ended October 31, 2023 (unaudited)	Wilmington International Fund		Wilmington Global Alpha Equities Fund		Wilmington Real Asset Fund

INVESTMENT INCOME:
Dividends	$7,388,442	(a)	$2,514,672	(a)	$4,256,228 (a)
Interest	9,870		95,821		195
Securities lending income, net	31,715		—		22,588

TOTAL INVESTMENT INCOME	7,430,027		2,610,493		4,279,011

EXPENSES:
Investment advisory fees	1,858,723		1,246,956		1,035,151
Administration fees	72,358		31,135		58,108
Portfolio accounting and administration fees	111,375		49,074		62,729
Custodian fees	139,002		57,697		35,065
Transfer and dividend disbursing agent fees and expenses	29,613		11,834		11,930
Trustees’ fees	31,346		31,346		31,346
Professional fees	100,861		88,606		76,943
Distribution services fee—Class A	3,684		383		1,132
Shareholder services fee—Class A	3,684		383		1,132
Share registration costs	18,516		16,195		18,264
Printing and postage	9,591		7,130		8,173
Miscellaneous	28,968		21,324		24,928

TOTAL EXPENSES	2,407,721		1,562,063		1,364,901

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(289,279)		(217,153)		(190,752)
Waiver by sub-advisor	(20,360)		—		(18,711)
Waiver of shareholder services fee—Class A	(3,684)		(383)		(1,132)

TOTAL WAIVERS AND REIMBURSEMENTS	(313,323)		(217,536)		(210,595)

Net expenses	2,094,398		1,344,527		1,154,306

Net investment income	5,335,629		1,265,966		3,124,705

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	18,639,291		2,134,966		(3,115,760)
Net realized gain (loss) on forward foreign currency contracts	(706)		324,106		—
Net realized gain (loss) on foreign currency transactions	(386,965)		(108,356)		(19,515)
Net realized gain (loss) on financial futures contracts	1,435,210		(4,342,155)		—

Net realized gain (loss)	19,686,830		(1,991,439)		(3,135,275)

Net change in unrealized appreciation (depreciation) on investments	(59,743,241	)(b)	(10,803,383	)(b)	(19,578,824)
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts	—		1,364,380		—
Net change in unrealized appreciation (depreciation) on foreign currency transactions	(34,565)		(9,067)		(14,336)
Net change in unrealized appreciation (depreciation) on financial futures contracts	(755,602)		10,071,556		—

Net change in unrealized appreciation (depreciation)	(60,533,408)		623,486		(19,593,160)

Net realized and unrealized gain (loss)	(40,846,578)		(1,367,953)		(22,728,435)

Change in net assets resulting from operations	$(35,510,949)		$(101,987)		$(19,603,730)

(a)	Net of foreign withholding taxes of $752,621, $229,859 and $120,189, respectively.
(b)	Net of change in deferred foreign capital gains tax accrued of $(9,435) and $(464), respectively.

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS	32

	Wilmington International Fund		Wilmington Global Alpha Equities Fund

	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023

OPERATIONS:
Net investment income	$5,335,629	$11,339,216	$1,265,966	$2,327,010
Net realized gain (loss)	19,686,830	(46,448,998)	(1,991,439)	3,508,935
Net change in unrealized appreciation (depreciation)	(60,533,408)	45,978,600	623,486	1,667,356

Change in net assets resulting from operations	(35,510,949)	10,868,818	(101,987)	7,503,301

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(51,868)	(101,891)	—	(8,022)
Class I	(9,641,288)	(20,772,925)	—	(5,525,066)

Total distributions to shareholders	(9,693,156)	(20,874,816)	—	(5,533,088)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	367,230	25,393	673	850
Class I	24,627,806	125,541,950	15,568,749	58,243,535
Distributions reinvested
Class A	47,385	94,660	—	8,022
Class I	1,701,407	8,676,649	—	2,030,500
Cost of shares redeemed
Class A	(104,035)	(210,821)	(1,010)	(3,418)
Class I	(28,440,869)	(223,549,803)	(15,705,908)	(61,171,203)

Change in net assets resulting from share transactions	(1,801,076)	(89,421,972)	(137,496)	(891,714)

Change in net assets	(47,005,181)	(99,427,970)	(239,483)	1,078,499

NET ASSETS:
Beginning of period	517,868,120	617,296,090	213,330,407	212,251,908

End of period	$470,862,939	$517,868,120	$213,090,924	$213,330,407

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	43,518	3,105	57	73
Class I	3,000,813	15,579,933	1,288,139	4,928,523
Distributions reinvested
Class A	5,684	12,174	—	706
Class I	201,778	1,098,909	—	175,194
Shares redeemed
Class A	(12,783)	(26,747)	(86)	(304)
Class I	(3,449,025)	(27,904,440)	(1,302,877)	(5,189,505)

Net change resulting from share transactions	(210,015)	(11,237,066)	(14,767)	(85,313)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

33	STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Wilmington Real Asset Fund

	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023

OPERATIONS:
Net investment income	$3,124,705	$22,098,301
Net realized gain (loss)	(3,135,275)	(6,208,975)
Net change in unrealized appreciation (depreciation)	(19,593,160)	(85,159,972)

Change in net assets resulting from operations	(19,603,730)	(69,270,646)

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income and net realized gains
Class A	(3,189)	(48,529)
Class I	(1,749,562)	(21,016,869)
Tax return of capital
Class A	—	(211)
Class I	—	(89,490)

Total distributions to shareholders	(1,752,751)	(21,155,099)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	15,594	138,429
Class I	31,478,378	82,657,040
Distributions reinvested
Class A	3,119	47,127
Class I	722,014	8,786,738
Cost of shares redeemed
Class A	(64,200)	(194,392)
Class I	(35,450,527)	(78,861,084)

Change in net assets resulting from share transactions	(3,295,622)	12,573,858

Change in net assets	(24,652,103)	(77,851,887)
NET ASSETS:
Beginning of period	410,275,877	488,127,764

End of period	$385,623,774	$410,275,877

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	1,179	9,154
Class I	2,360,410	5,724,533
Distributions reinvested
Class A	234	3,487
Class I	53,337	639,668
Shares redeemed
Class A	(4,853)	(13,389)
Class I	(2,683,719)	(5,437,549)

Net change resulting from share transactions	(273,412)	925,904

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS	34

For a share outstanding throughout each period:

WILMINGTON INTERNATIONAL FUND

CLASS A	Six Months Ended October 31, 2023 (Unaudited)		Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019

Net Asset Value, Beginning of Period	$8.37		$8.44	$10.47	$7.35	$8.52	$9.11
Income (Loss) From Operations:
Net Investment Income(a)	0.07		0.15	0.10	0.10	0.13	0.14
Net Realized and Unrealized Gain (Loss)	(0.66)		0.08	(1.75)	3.16	(1.17)	(0.51)

Total Income (Loss) From Operations	(0.59)		0.23	(1.65)	3.26	(1.04)	(0.37)

Less Distributions From:
Net Investment Income	(0.15)		(0.13)	(0.16)	(0.14)	(0.13)	(0.14)
Net Realized Gains	—		(0.17)	(0.22)	—	—	(0.08)

Total Distributions	(0.15)		(0.30)	(0.38)	(0.14)	(0.13)	(0.22)

Net Asset Value, End of Period	$7.63		$8.37	$8.44	$10.47	$7.35	$8.52

Total Return(b)	(7.17)%		3.01%	(16.31)%	44.67%	(12.35)%	(4.07)%
Net Assets, End of Period (000’s)	$2,864		$2,836	$2,957	$4,015	$3,036	$4,871
Ratios to Average Net Assets
Gross Expense(c)	1.45	%(d)	1.48%	1.48%	1.48%	1.50%	1.50%
Net Expense(c),(e)	1.08	%(d)	1.09%	1.10%	1.06%	0.98%	1.00%
Net Investment Income	1.82	%(d)	1.87%	1.00%	1.10%	1.57%	1.69%
Portfolio Turnover Rate	90%		76%	71%	74%	79%	70%

CLASS I	Six Months Ended October 31, 2023 (Unaudited)		Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019

Net Asset Value, Beginning of Period	$8.46		$8.52	$10.56	$7.41	$8.59	$9.18
Income (Loss) From Operations:
Net Investment Income(a)	0.09		0.17	0.13	0.12	0.13	0.17
Net Realized and Unrealized Gain (Loss)	(0.67)		0.08	(1.77)	3.18	(1.17)	(0.53)

Total Income (Loss) From Operations	(0.58)		0.25	(1.64)	3.30	(1.04)	(0.36)

Less Distributions From:
Net Investment Income	(0.16)		(0.14)	(0.18)	(0.15)	(0.14)	(0.15)
Net Realized Gains	—		(0.17)	(0.22)	—	—	(0.08)

Total Distributions	(0.16)		(0.31)	(0.40)	(0.15)	(0.14)	(0.23)

Net Asset Value, End of Period	$7.72		$8.46	$8.52	$10.56	$7.41	$8.59

Total Return(b)	(7.02)%		3.23%	(16.10)%	44.92%	(12.28)%	(3.91)%
Net Assets, End of Period (000’s)	$467,999		$515,032	$614,339	$713,463	$513,640	$570,749
Ratios to Average Net Assets
Gross Expense(c)	0.95	%(d)	0.98%	0.99%	1.16%	1.25%	1.26%
Net Expense(c),(e)	0.83	%(d)	0.84%	0.85%	0.85%	0.85%	0.87%
Net Investment Income	2.12	%(d)	2.12%	1.27%	1.32%	1.58%	1.95%
Portfolio Turnover Rate	90%		76%	71%	74%	79%	70%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

35	FINANCIAL HIGHLIGHTS (continued)

For a share outstanding throughout each period:

WILMINGTON GLOBAL ALPHA EQUITIES FUND

	Six Months Ended October 31, 2023		Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019
CLASS A	(Unaudited)

Net Asset Value, Beginning of Period	$11.76		$11.68	$11.97	$10.87	$11.28	$10.99
Income (Loss) From Operations:
Net Investment Income(a)	0.05		0.10	0.01	0.02	0.07	0.09
Net Realized and Unrealized Gain (Loss)	(0.06)		0.30	(0.24)	1.31	(0.35)	0.33

Total Income (Loss) From Operations	(0.01)		0.40	(0.23)	1.33	(0.28)	0.42

Less Distributions From:
Net Investment Income	—		(0.32)	(0.06)	(0.06)	(0.13)	(0.13)
Net Realized Gains	—		—	—	(0.17)	—	—

Total Distributions	—		(0.32)	(0.06)	(0.23)	(0.13)	(0.13)

Net Asset Value, End of Period	$11.75		$11.76	$11.68	$11.97	$10.87	$11.28

Total Return(b)	(0.09)%		3.51%	(1.97)%	12.27%	(2.57)%	3.87%
Net Assets, End of Period (000’s)	$302		$303	$295	$324	$208	$125
Ratios to Average Net Assets
Gross Expense(c)	1.94	%(d)	2.19%	2.30%	2.30%	2.29%	2.36%
Net Expense(c),(e)	1.49	%(d)	1.49%	1.49%	1.49%	1.49%	1.49%
Net Investment Income	0.92	%(d)	0.87%	0.12%	0.19%	0.63%	0.78%
Portfolio Turnover Rate	18%		68%	44%	58%	84%	61%

	Six Months Ended October 31, 2023		Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019
CLASS I	(Unaudited)

Net Asset Value, Beginning of Period	$11.99		$11.88	$12.14	$11.01	$11.40	$11.08
Income (Loss) From Operations:
Net Investment Income(a)	0.07		0.13	0.05	0.05	0.09	0.11
Net Realized and Unrealized Gain (Loss)	(0.07)		0.30	(0.25)	1.31	(0.34)	0.34

Total Income (Loss) From Operations	—		0.43	(0.20)	1.36	(0.25)	0.45

Less Distributions From:
Net Investment Income	—		(0.32)	(0.06)	(0.06)	(0.14)	(0.13)
Net Realized Gains	—		—	—	(0.17)	—	—

Total Distributions	—		(0.32)	(0.06)	(0.23)	(0.14)	(0.13)

Net Asset Value, End of Period	$11.99		$11.99	$11.88	$12.14	$11.01	$11.40

Total Return(b)	0.00%		3.75%	(1.63)%	12.46%	(2.31)%	4.18%
Net Assets, End of Period (000’s)	$212,789		$213,027	$211,957	$206,232	$211,911	$168,199
Ratios to Average Net Assets
Gross Expense(c)	1.44	%(d)	1.69%	1.80%	1.99%	2.04%	2.11%
Net Expense(c),(e)	1.24	%(d)	1.24%	1.24%	1.24%	1.24%	1.24%
Net Investment Income	1.17	%(d)	1.12%	0.38%	0.44%	0.82%	1.02%
Portfolio Turnover Rate	18%		68%	44%	58%	84%	61%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)	36

For a share outstanding throughout each period:

WILMINGTON REAL ASSET FUND

	Six Months Ended October 31, 2023		Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019
CLASS A	(Unaudited)

Net Asset Value, Beginning of Period	$13.26		$16.30		$15.58		$12.33		$14.40	$14.48
Income (Loss) From Operations:
Net Investment Income(a)	0.09		0.69		1.64	(b)	0.17		0.45	0.34
Net Realized and Unrealized Gain (Loss)	(0.73)		(3.04)		0.82		3.32		(2.03)	(0.07)

Total Income (Loss) From Operations	(0.64)		(2.35)		2.46		3.49		(1.58)	0.27

Less Distributions From:
Net Investment Income	(0.05)		(0.69	)(c)	(1.74)		(0.24)		(0.49)	(0.35)

Total Distributions	(0.05)		(0.69)		(1.74)		(0.24)		(0.49)	(0.35)

Net Asset Value, End of Period	$12.57		$13.26		$16.30		$15.58		$12.33	$14.40

Total Return(d)	(4.87)%		(14.44)%		16.34%		28.65%		(11.35)%	2.05%
Net Assets, End of Period (000’s)	$849		$941		$1,169		$995		$932	$1,173
Ratios to Average Net Assets
Gross Expense(e)	1.17	%(f)	1.17%		1.17%		1.30%		1.30%	1.32%
Net Expense(e),(g)	0.82	%(f)	0.85%		0.89%		0.96%		0.96%	0.96%
Net Investment Income	1.30	%(f)	4.78%		10.04	%(b)	1.25%		3.16%	2.44%
Portfolio Turnover Rate	0	%(h)	20%		32%		40	%(i)	411%	347%

	Six Months Ended October 31, 2023		Year Ended April 30, 2023		Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019
CLASS I	(Unaudited)

Net Asset Value, Beginning of Period	$13.48		$16.54		$15.77		$12.47		$14.56	$14.63
Income (Loss) From Operations:
Net Investment Income(a)	0.10		0.74		1.65	(b)	0.17		0.49	0.38
Net Realized and Unrealized Gain (Loss)	(0.74)		(3.09)		0.89		3.40		(2.06)	(0.07)

Total Income (Loss) From Operations	(0.64)		(2.35)		2.54		3.57		(1.57)	0.31

Less Distributions From:
Net Investment Income	(0.06)		(0.71	)(c)	(1.77)		(0.27)		(0.52)	(0.38)

Total Distributions	(0.06)		(0.71)		(1.77)		(0.27)		(0.52)	(0.38)

Net Asset Value, End of Period	$12.78		$13.48		$16.54		$15.77		$12.47	$14.56

Total Return(d)	(4.79)%		(14.21)%		16.66%		29.00%		(11.13)%	2.29%
Net Assets, End of Period (000’s)	$384,775		$409,335		$486,959		$463,203		$199,115	$309,654
Ratios to Average Net Assets
Gross Expense(e)	0.67	%(f)	0.67%		0.67%		0.93%		1.05%	1.07%
Net Expense(e),(g)	0.57	%(f)	0.60%		0.64%		0.71%		0.71%	0.71%
Net Investment Income	1.55	%(f)	5.10%		9.98	%(b)	1.18%		3.41%	2.69%
Portfolio Turnover Rate	0	%(h)	20%		32%		40	%(i)	411%	347%

(a)	Per share amounts have been calculated using the average shares method.

(b)

The net investment income earned by the Fund increased significantly during the fiscal year ended April 30, 2022 due to larger than usual net investment income distributions from the commodity-related investments in its portfolio.

(c)	A portion of this distribution amounting to less than $0.005 per share was a tax return of capital.

(d)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(e)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(f)	Annualized for periods less than one year.

(g)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

(h)	Represents less than 0.5%.

(i)	In 2020, the Fund transitioned to a single sub-advisor strategy. As a result, the portfolio turnover rate for the year ended April 30, 2021 was significantly lower than that of previous fiscal years.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

37	NOTES TO FINANCIAL STATEMENTS

Wilmington Funds

October 31, 2023 (unaudited)

1.    ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 3 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 7 funds are presented in separate reports.

Fund	Investment Goal

Wilmington International Fund (“International Fund”)(d)	The Fund seeks to provide long-term capital appreciation, primarily through a diversified portfolio of non-U.S. equity securities.

Wilmington Global Alpha Equities Fund (“Global Alpha Equities Fund”)(d)	The Fund seeks to achieve long-term growth of capital with lower volatility than broader equity markets.

Wilmington Real Asset Fund (“Real Asset Fund”)(d)	The Fund seeks to achieve long-term preservation of capital with current income.

(d) Diversified

The Funds offer Class A and Class I shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (“NAV”) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Board of Trustees (“Trustees”) has adopted Valuation Policies and Procedures (“Valuation Procedures”) and has delegated responsibilities to Wilmington Funds Management Corporation (“WFMC” or the “Advisor”), in its role as the Trust’s investment advisor, with respect to the valuation of the Funds’ investments. The Advisor, acting through its Pricing Committee, carries out all of the functions set forth below to determine fair value in good faith with respect to a Fund’s investments. The fair value of the Funds’ portfolio securities are determined as follows:

●

for equity securities, according to the last sale price or official closing price reported in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

●	in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

●

financial futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Advisor may determine in good faith that another method of valuing such investments is necessary to appraise their fair value;

●	forward foreign currency contracts are valued at the mean between the last bid and asked prices;

●	investments in open-end regulated investment companies are valued at NAV;

●

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value;

●	price information on listed securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”), is taken from the exchange where the security is primarily traded; and

●	for all other securities, at fair value as determined by the Advisor in accordance with the Valuation Procedures.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	38

Trading in foreign securities may be completed at times which vary from the closing of the NYSE. In computing their NAV, the Funds value foreign securities using the latest closing price on the primary exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates are generally determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Trustees, although the actual calculation may be done by others. An event is considered material if there is both an affirmative expectation that the security’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. Each Fund may use fair value pricing more frequently for securities traded primarily in non-US markets because, among other things, most foreign markets close well before each Fund values its securities, generally as of 4:00pm Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. Whenever such a significant event occurs, each Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (Systematic International Fair Value Pricing (“SIFVP”)).

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, equity securities (including exchange traded securities and other open-end regulated investment companies) and exchange traded derivatives are generally categorized as Level 1 securities in the fair value hierarchy. The Funds may utilize SIFVP which could result in certain equity securities being categorized as Level 2. Fixed income securities, non-exchange traded derivatives and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with the Valuation Procedures. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2023, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

Real Asset Fund
Bank of Montreal	$884,669	$884,669	$—	$—
BNP Paribas SA	2,844,538	2,844,538	—	—
HSBC Securities USA, Inc.	2,787,648	2,787,648	—	—
National Bank Financial	2,844,538	2,844,538	—	—
Nomura Securities International, Inc.	2,844,538	2,844,538	—	—
TD Securities, Inc.	2,844,538	2,844,538	—	—

	$15,050,469	$15,050,469	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net exposure represents the receivable due from the counterparty in the event of default.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

39	NOTES TO FINANCIAL STATEMENTS (continued)

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to share-holders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Foreign dividends are recorded on the ex-dividend date or when the Funds are informed of the ex-dividend date. Distributions received from real estate investment trusts (“REITs”) are recorded as dividend income, capital gain, or return of capital as reported by such REITs, or based on management’s estimates to the extent actual information has not been reported. Estimates are adjusted to the actual amounts when the amounts are determined. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis and includes proceeds from litigation, if any. Withholding taxes and, where appropriate, deferred withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared and paid quarterly for the Funds, with the exception of the Global Alpha Equities Fund, which is paid annually.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Funds do not isolate that portion of results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in the net realized and unrealized gain or loss on investments.

Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities at period end, resulting from changes in the exchange rates.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with the Valuation Procedures.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	40

At October 31, 2023, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)

Real Asset Fund	$14,772,824	$14,772,824	$—

(1)

Collateral with a value of $15,050,469 has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to improve financial reporting for derivative instruments by enabling investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Risk of loss on derivatives, including written options, forward foreign currency contracts, and financial futures contracts, may exceed amounts recognized on the Statements of Assets and Liabilities.

Forward Foreign Currency Contracts – Certain Funds may enter into foreign currency commitments or foreign currency exchange transactions. A Fund may enter into foreign currency contract transactions to protect assets against adverse changes in foreign currency exchange rates or exchange control regulations. Purchased contracts are used to acquire exposure to foreign currencies; whereas, contracts to sell are used to hedge a Fund’s securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign currency transactions are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.

The International Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities. The Global Alpha Equities Fund entered into forward foreign currency contracts in connection with settling planned purchases or sales of securities, to hedge the currency exposure associated with some or all of the portfolio’s securities or as a means to express a view on the direction of a currency’s value as a part of the broader investment strategy.

Financial Futures Contracts – The Funds may invest in financial futures contracts to hedge their existing portfolios, manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, and prior to computing its NAV, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities.

For the six months ended October 31, 2023, the International Fund and Global Alpha Equities Fund used equity index futures contracts to manage equity market exposure.

The following is a summary of the location of derivatives on the Funds’ Statements of Assets and Liabilities and the fair value of the Funds’ derivative investments categorized by primary risk exposure as of October 31, 2023.

Location on the Statements of Assets and Liabilities
Derivative Type	Asset Derivatives	Liability Derivatives

Equity contracts	Variation margin receivable for financial futures contracts*	Variation margin payable for financial futures contracts*

Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts**	Unrealized depreciation on forward foreign currency contracts**

*

The variation margin shown on the Statements of Assets and Liabilities is the daily change in the unrealized appreciation (depreciation) for financial futures contracts. The amount presented below is the cumulative unrealized appreciation (depreciation) from the date the contract was opened until October 31, 2023.

**	The amounts shown represent the unrealized appreciation (depreciation) from the date the contract was open.

	Asset Derivatives Fair Value

Fund	Total Value	Equity Contracts	Foreign Exchange Contracts

Global Alpha Equities Fund
Financial Futures Contracts	$6,034,704	$6,034,704	$—
Forward Foreign Currency Contracts	683,443	—	683,443

Totals	$6,718,147	$6,034,704	$683,443

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

41	NOTES TO FINANCIAL STATEMENTS (continued)

	Liability Derivatives Fair Value

Fund	Total Value	Equity Contracts	Foreign Exchange Contracts

International Fund
Financial Futures Contracts	$(278,965)	$(278,965)	$—

Totals	$(278,965)	$(278,965)	$—

Global Alpha Equities Fund
Financial Futures Contracts	$(19,628)	$(19,628)	$—

Totals	$(19,628)	$(19,628)	$—

The following is a summary of the location of realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized on the Funds’ Statements of Operations categorized by primary risk exposure for the six months ended October 31, 2023.

Derivative Type	Location on the Statements of Operations
Equity contracts	Net realized gain (loss) on financial futures contracts.
Net change in unrealized appreciation (depreciation) on financial futures contracts.

Foreign exchange contracts	Net realized gain (loss) on forward foreign currency contracts.
Net change in unrealized appreciation (depreciation) on forward foreign currency contracts.

	Net Realized Gain (Loss) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts

International Fund
Financial Futures Contracts	$1,435,210	$1,435,210	$—
Forward Foreign Currency Contracts	(706)	—	(706)

Totals	$1,434,504	$1,435,210	$(706)

Global Alpha Equities Fund
Financial Futures Contracts	$(4,342,155)	$(4,342,155)	$—
Forward Foreign Currency Contracts	324,106	—	324,106

Totals	$(4,018,049)	$(4,342,155)	$324,106

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Results from Operations
Fund	Total	Equity Contracts	Foreign Exchange Contracts
International Fund
Financial Futures Contracts	$(755,602)	$(755,602)	$—

Totals	$(755,602)	$(755,602)	$—

Global Alpha Equities Fund
Financial Futures Contracts	$10,071,556	$10,071,556	$—
Forward Foreign Currency Contracts	1,364,380	—	1,364,380

Totals	$11,435,936	$10,071,556	$1,364,380

The average quarterly volume of derivative activities for the six months ended October 31, 2023 are as follows.

	Asset Derivative Volume

Fund	Financial Futures Contracts(1)	Forward Foreign Currency Contracts(2)

International Fund	$8,543,879	$—
Global Alpha Equities Fund	—	29,500,612

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	42

Fund	Liability Derivative Volume Financial Futures Contracts(1)

Global Alpha Equities Fund	$ 95,572,827

(1)	Notional Amount.
(2)	Contract Amount.

The International Fund had forward foreign currency activity during the period but did not have open positions at any quarter-end.

Certain Funds are parties to International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“MA”) with various counterparties that govern over-the-counter derivative and foreign exchange contracts entered into from time to time. The ISDA MA may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the ISDA MA, collateral posted to each Fund is held in a segregated account by each Fund’s custodian and, with respect to those amounts which can be sold or repledged, are presented in the Fund’s Portfolio of Investments or Statements of Assets and Liabilities.

At October 31, 2023, derivative assets and liabilities by counterparty net of amounts available for offset under a MA and net of the related collateral received by each Fund are as follows:

Fund/Counterparty	Derivative Assets Subject to a MA	Derivatives Available for Offset	Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure of Derivative Assets(2)

Global Alpha Equities Fund
Deutsche Bank AG	$105,765	$—	$—	$—	$105,765
Hong Kong & Shanghai Bank	3,593	—	—	—	3,593
Morgan Stanley	312,985	—	—	—	312,985
UBS AG	261,100	—	—	—	261,100

Total Derivative Assets	$683,443	$—	$—	$—	$683,443

(1)	Excess of collateral received is not shown for financial reporting purposes.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

4.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2023.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

As of October 31, 2023, the cost of investments and derivatives for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments and derivatives for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments and derivatives for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

International Fund	$455,060,503	$39,154,157	$(25,918,824)	$13,235,333
Global Alpha Equities Fund	185,482,634	43,852,874	(15,164,531)	28,688,343
Real Asset Fund	452,249,834	6,583,680	(58,155,591)	(51,571,911)

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

43	NOTES TO FINANCIAL STATEMENTS (continued)

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of April 30, 2023, character of capital loss carryforwards were as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards
International Fund	$(35,791,619)	$(9,311,401)	$(45,103,020)
Global Alpha Equities Fund	(11,689,760)	(6,205,310)	(17,895,070)
Real Asset Fund	(1,242,447)	(10,681,253)	(11,923,700)

Late year loss deferrals represent (1) net specified losses realized between November 1 and April 30 of each year and (2) ordinary losses realized between January 1 and April 30 of each year that the Fund has elected for U.S. federal income tax purposes to treat as occurring on the first day of the following tax year. As of April 30, 2023, late year loss deferrals were as follows:

Fund	Ordinary Losses	Short-Term Capital Losses	Long-Term Capital Losses
Global Alpha Equities Fund	$(464,295)	$—	$—

5.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – WFMC serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Each of the Funds utilizes a sub-advisor strategy, whereby WFMC allocates all or a portion of the Funds’ assets among one or more sub-advisors and strategies. For their services, the Funds pay each sub-advisor fees, accrued daily and paid monthly, as described below.

Fund	Gross Fees	Fees Waived/ Reimbursed	Current Fee as a % of average net assets of the Fund/Allocated Net Assets for Sub-advisors
International Fund
WFMC	$1,133,520	$(289,279)	0.45%
Sub-advisors:
Wellington Management Company LP (effective 10/01/2023)	132,815	—	0.33%
AXA Investment Managers, Inc. (terminated 9/15/23)	70,595	—	0.43% on the first $150 million; and 0.41% on assets in excess of $150 million.
Berenberg Asset Management LLC (terminated 9/15/23)	40,308	—	0.27%
Nikko Asset Management Americas, Inc. (terminated 9/15/23)	115,685	—	0.32%
Parametric Portfolio Associates LLC (terminated 9/15/23)	100,238	(20,360)	0.25% of the first $20 million in assets; 0.20% of the next $20 million in assets; and 0.15% of assets in excess of $110 million; and 0.10% of assets in excess of $150 million.
Schroder Investment Management North America, Inc. (terminated 9/15/23)	265,562	—	0.50%

Total(a)	$1,858,723	$(309,639)

Global Alpha Equities Fund
WFMC	$ 650,387	$(217,153)	0.60%
Sub-advisors:
Wellington Management Company LP	596,569	—	0.55%
Total(b)

	$1,246,956	$(217,153)

Real Asset Fund
WFMC	$ 910,395	$(190,752)	0.45% on all Assets except Assets allocated to the inflation-protected and fixed-income securities (“TIPS”) strategy or the Enhanced Cash Strategy. The fee for assets allocated to the TIPS strategy: 0.52% of the first $25 million; 0.49% of the next $25 million; and 0.47% of Assets over $50 million. The fee for assets allocated to the Enhanced Cash strategy is 0.53% on the assets.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	44

Fund	Gross Fees	Fees Waived/ Reimbursed	Current Fee as a % of average net assets of the Fund/Allocated Net Assets for Sub-advisors
Sub-advisors:
Parametric Portfolio Associates LLC	$ 124,756	$ (18,711)	0.25% of the first $20 million in assets; 0.20% of the next $20 million in assets; and 0.15% of assets in excess of $110 million; and 0.10% of assets in excess of $150 million.

Total(c)	$1,035,151	$(209,463)

(a)	The total gross advisory and sub-advisory fees during the period were 0.74% for the International Fund.

(b)	The total gross advisory and sub-advisory fees during the period were 1.15% for the Global Alpha Equities Fund.

(c)	The total gross advisory and sub-advisory fees during the period were 0.51% for the Real Asset Fund.

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2024 so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations

Fund	Class A	Class I

International Fund	1.08%	0.83%
Global Alpha Equities Fund	1.49%	1.24%
Real Asset Fund	0.82%	0.57%

Administrative Fees –The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. BNYM fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2023, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2023, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees

International Fund	$454
Global Alpha Equities Fund	3
Real Asset Fund	1

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

45	NOTES TO FINANCIAL STATEMENTS (continued)

Sales Charges – The Funds’ Class A shares bear front-end sales charges.

For the six months ended October 31, 2023, M&T received sales charges on the sale of Class A shares as follows:

Fund	Sales Charges

Global Alpha Equities Fund	$27

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2023, M&T did not receive any shareholder service fees from the Funds.

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

6.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2023 were as follows:

Fund	Purchases	Sales

International Fund	$444,948,969	$424,988,269
Global Alpha Equities Fund	38,398,212	35,880,984
Real Asset Fund	5,564,314	1,698,072

7.	MARKET RISK IN GENERAL

There is a risk that the value of a Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets. Market risk includes the risk that a particular style of investing, such as growth or value, may underperform the market generally.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

8.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)	46

9.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. The LOC expires on March 27, 2024.

The Funds did not utilize the LOC during the six months ended October 31, 2023.

10.	NEW REGULATORY PRONOUNCEMENTS

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds. The rule and form amendments will require mutual funds to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The compliance date for the amendments is for shareholder reports filed with the SEC on or after July 24, 2024.

11.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

47

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Approval of New Sub-Advisory Agreement for the Wilmington International Fund

At a meeting held on August 24, 2023 (the “August Meeting”), the Board of Trustees of the Trust (the “Board”), including the Independent Trustees, discussed and approved, for the Wilmington International Fund (the “Fund”), a new investment sub-advisory agreement (the “New Sub-Advisory Agreement”) with Wellington Management Company LLP (the “New Sub-Adviser”). The Trustees were provided with detailed materials relating to the New Sub-Adviser in advance of and at the meeting. The material factors and conclusions that formed the basis for the approval are discussed below.

At the August Meeting, the Trustees met in person with personnel from the New Sub-Adviser, Wilmington Funds Management Corporation (“WFMC”) and Wilmington Trust Investment Advisors, Inc. (“WTIA,” and together with WFMC, the “Adviser”), independent counsel to the Independent Trustees (“Counsel”), and others. The Independent Trustees met with and were advised by Counsel in executive session.

In evaluating the New Sub-Advisory Agreement, the Trustees took into account management style, investment strategy, and prevailing market conditions as well as the New Sub-Adviser’s investment philosophy and process, past performance, and personnel. The Trustees also took into account the Adviser’s evaluation and recommendation of the approval of the New Sub-Adviser and the Trustees’ general familiarity with the New Sub-Adviser in light of its role as a sub-adviser to the Wilmington Global Alpha Equities Fund. The Trustees also reviewed information concerning, among other things: (i) the nature, extent and quality of the services to be provided by the New Sub-Adviser to the Fund; (ii) the New Sub-Adviser’s expected ongoing profitability as an investment advisory firm; (iii) possible fall-out benefits to the New Sub-Adviser due to its position with the Fund; (iv) whether the Fund may benefit from possible economies of scale realized by the Adviser in the event of growth of assets of the Fund; (v) the proposed fee of the New Sub-Adviser; and (vi) the Adviser’s recommendation that the Independent Trustees approve the New Sub-Advisory Agreement and the Adviser’s view that the fee payable to the New Sub-Adviser was fair and reasonable.

After discussion and consideration among themselves, and with Counsel and the Adviser, the Board, including the Independent Trustees, determined that the fee to be paid by the Fund to the New Sub-Adviser under the New Sub-Advisory Agreement appeared to be fair and reasonable in light of the information provided. Based on all relevant information and factors, none of which was individually determinative of the outcome, the Board, including the Independent Trustees, concluded that the approval of the New Sub-Advisory Agreement was in the best interests of the Fund and its shareholders and approved the New Sub-Advisory Agreement.

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 26-27, 2023 (the “September Meeting”), the Board agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

At the August Meeting, the Board met with personnel of the Adviser and Counsel to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the Wilmington Global Alpha Equities Fund, Wilmington International Fund and Wilmington Real Asset Fund (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel that was sent on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;
•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;
•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;
•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

Semi-Annual Report	48

•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment performance, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements. The Board generally concluded that, for each Fund, the consideration of each factor above supported the renewal of each Advisory Agreement.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements, with the exception of the New Sub-Advisory Agreement which had been approved at the August Meeting, based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and
•	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington International Fund

Prior to September 29, 2023, the Fund was sub-advised by AXA Investment Managers, Inc.; Berenberg Asset Management LLC; Nikko Asset Management Americas, Inc.; Parametric Portfolio Associates, LLC; and Schroder Investment Management North America, Inc. (the “Former Sub-Advisers”).

The Board considered that the Fund’s net management fee rate and net total expense ratio were below the Fund’s expense group median. The Board also considered the performance of each Sub-Adviser against an appropriate benchmark and that the Fund had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2023. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be explained by sector allocation, with some additional underperformance attributed to style positioning. The Fund’s overexposure to emerging markets, particularly China, drove performance down as emerging markets trailed developed markets. Long-term performance was impacted by the war in Ukraine coupled with the rising interest rate environment, which put pressure on the Fund’s longer-duration growth holdings.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements with WFMC and WTIA and the approval of the Fund’s Sub-Advisory agreements with the Former Sub-Advisers. The Board acknowledged the pending replacement of the Former Sub-Advisers with the New Sub-Adviser (see the discussion above under “Approval of New Sub-Advisory Agreement for the Wilmington International Fund”), and agreed to renew the Fund’s Sub-Advisory agreements in order to allow for an appropriate transition to the New Sub-Adviser, which would be complete on or about September 29, 2023.

Wilmington Global Alpha Equities Fund

The Fund is sub-advised by Wellington Management Company LLP.

The Board considered that the Fund’s net management fee rate (which included both the Adviser and the Sub-Adviser fees) and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-, three- and five-year periods ended June 30, 2023.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Real Asset Fund

The Fund is sub-advised by Parametric Portfolio Associates LLC.

The Board considered that the Fund’s net management fee rate (which included both the Adviser and the Sub-Adviser fees) and net total expense ratio were below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance below the peer group average for the one-, three- and five-year periods ended June 30, 2023. The Board considered management’s explanation of the Fund’s underperformance and, in addition, its view that peer group comparisons are difficult due to differences in asset allocations among the funds in the peer group. The Board noted that the Fund had significantly lower exposure to non-real estate equities than its peers during a time period when non-real estate equities outperformed the asset classes in which the Fund invests over the relevant time periods, which led to the Fund’s underperformance as compared to its peers.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

49	Semi-Annual Report

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

50

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov.

Important information about the access and delivery of shareholder reports

Beginning on June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them. You will be notified by mail each time a report is posted on the Funds’ website and you will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive other communications electronically from the Fund by contacting your financial intermediary or, if you hold shares directly with the Fund, by calling 1-800-836-2211.

You may elect to receive paper copies of all future shareholder reports free of charge. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to receive paper copies of your shareholder reports. If you are a direct investor you can inform the Wilmington Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-836-2211. Your election to receive paper reports will apply to all funds held directly with Wilmington Funds and may apply to all funds held with your financial intermediary.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

51

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 1, 2023

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; insure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

52

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836- 2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information, username, or password to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement

The effective date of this Notice is March 1, 2023. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

Investment Advisor
Wilmington Funds Management Corp.
1100 North Market Street
9th Floor
Wilmington, DE 19890
Sub-Advisor
Wilmington Trust Investment Advisors, Inc.
1100 North Market Street
9th Floor
Wilmington, DE 19890
Additional Sub-Advisors to the
Wilmington International Fund
AXA Investment Managers, Inc.
100 West Putnam Avenue
Greenwich, Connecticut 06830
Berenberg Asset Management LLC
1251 Avenue of the Americas, 53rd Floor
New York, NY 10020
Nikko Asset Management Americas, Inc.
605 3rd Avenue, 38th Floor
New York, New York 10158
Parametric Portfolio Associates, LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Schroder Investment Management North America, Inc.
7 Bryant Park
New York, New York 10018
Wellington Management Company LLP
280 Congress Street
Boston, Massachusetts 02210
Additional Sub-Advisors to the
Wilmington Global Alpha Equities Fund
Wellington Management Company LLP
280 Congress Street
Boston, Massachusetts 02210
Additional Sub-Advisors to the
Wilmington Real Asset Fund
Parametric Portfolio Associates, LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Co-Administrator
Wilmington Funds Management Corp.
1100 North Market Street
9th Floor
Wilmington, DE 19890
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Distributor
ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
Fund Accountant, Co-Administrator, Transfer Agent
and Dividend Disbursing Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, DE 19809
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103
WT-SAR-MMgr-1023
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com
We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

WILLMINGTON FUNDS October 31, 2023 (unaudited) PRESIDENT’S MESSAGE AND Semi-Annual Report WILMINGTON FUNDS Money Market Funds Wilmington U.S. Government Money Market Fund Wilmington U.S. Treasury Money Market Fund

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)

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PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the U.S. Government Money Market Fund and U.S. Treasury Money Market Fund (the “Funds”), covering the semi-annual fiscal period of May 1, 2023, through October 31, 2023. Inside you will find a comprehensive review of the Funds’ holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

The semi-annual fiscal period between May and October proved challenging as higher interest rates continued to pass through into the economy. There were, however, areas of improvement as consumer prices showed broad based disinflation as evidenced by the closely monitored U.S. Consumer Price Index (“CPI”) which declined from 4.9% year-over-year to 3.2% year-over-year in October (reported in November). The labor market softened as the October payrolls number declined to 150,000 and wage pressures continued to relent, boosting the likelihood of an economic soft landing. Labor unions made major headlines during the period as the Writers Guild of America (WGA) reached a labor agreement with Hollywood studios, ending a five-month strike. In addition, thousands of United Auto Workers (UAW) walked off factory floors across 20 states. In late October, UAW members reached a tentative agreement with the Detroit Three automakers (Ford, General Motors, and Stellantis) after securing 25% pay increases over the next 4 ½ years. It’s estimated that the strikes cost the automakers several billion dollars in lost production.

The Federal Reserve (the “Fed”) raised interest rates by 25 basis points1 twice during the period, in May and July, but encouragingly left rates unchanged since as inflation dropped closer to the Fed’s 2% target level and the U.S. economy showed signs of slowing. Consumers remained in focus as retail sales largely came in better-than-expected despite excess savings being drained from the economy. Signs of weakening consumers became apparent in high frequency data as delinquency rates ticked up across several categories, though not yet to alarming levels. In addition, millions of student loan borrowers resumed monthly payments starting in October. Despite much of the noise, consumer spending was the largest contributor to growth of the U.S. economy in Q3 (defined as June 30-September 30) which surged 4.9% on a quarter-over-quarter basis. The surprise Gross Domestic Product (“GDP”) print was also helped by the inventories line item which suggested that companies undertook massive restocking efforts. The inventory component of GDP is notoriously volatile, and it is the firm view that growth will likely slow sharply in Q4 as a “give back” for the strong numbers in Q3.

Abroad, the economic picture continued to deteriorate. In Europe, activity in both the services and manufacturing economies continues to lose momentum as evidenced by Purchasing Managers Index (PMI) data materially below 50 and Eurozone GDP which contracted in Q3. There was positive news on the inflationary front as the economic contraction led to the lowest inflation reading since July 2021 (2.9%). Deflationary energy prices, in part driven by base effects, and easing food price inflation were the main driver of the decline in the headline inflation rate. The positive inflationary developments are likely to cast doubt on the European Central Bank’s (ECB) “higher for longer approach” to interest rates. Risks remain across the Eurozone as the war in Ukraine showed no signs of relenting and instability across China, a major European trading partner, could prolong growth concerns. Geopolitics remained a pressing concern during the period following attacks by the terrorist organization, known as Hamas, on Israeli civilians. The Israeli Defense Forces launched counterattacks into Gaza and the conflict remains ongoing.

In Asia, China’s teetering property market continued to sap investors’ risk appetite across the region. One of China’s largest developers, Country Garden Holdings, fought to stave off default amid a slump in property sales. In addition, China’s youth unemployment rate reached a record high of 21.3% in June, after rising for the first five months of the calendar year. Following the dismal June report, the Chinese government decided to suspend future data releases indefinitely.

Bond markets

Fixed income markets declined significantly during the period as yields pushed higher across the curve. The 10-year Treasury yield advanced 136 basis points to 4.93% while the 2-year Treasury yield pushed 95 basis points higher ending the period at 5.09%. Overall, the Bloomberg U.S. Aggregate Bond Index declined 6.1% in what was a difficult environment for fixed income assets. As for yield curve slopes, the 10y-minus-2y remained negative at -16 basis points but steepened after being inverted by 106 basis points in June. The 10y-minus-3m slope ended the period in deeply inverted territory at -71 basis points. Volatility in the bond market remained heightened, as measured by the MOVE Index, a gauge in volatility in the Treasury market, ending the period at 126.9 compared to its five-year average of 83.9, but volatility decreased significantly following the banking turmoil in March.

PRESIDENT’S MESSAGE / October 31, 2023 (unaudited)

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For the six-month period May 1, 2023 to October 31, 2023, certain Bloomberg indices performed as follows:2

Bloomberg U.S. Treasury Bond Index[3]	Bloomberg U.S. Aggregate Bond Index[4]	Bloomberg U.S. Credit Bond Index[5]	Bloomberg Municipal Bond Index[6]	Bloomberg U.S. Corporate High Yield Bond Index[7]
-6.05%	-6.13%	-5.77%	-4.65%	0.02%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Equity markets

Equity markets were a mixed bag as the performance of U.S. large-cap stocks was driven by a handful of mega cap tech companies. Overall, the S&P 500 gained 1.4% while the so called “magnificent 7” stocks increased 20.8% during the period. The magnificent 7 includes companies such as Apple, Microsoft, Nvidia, and Alphabet which benefitted from their strong balance sheets and investor enthusiasm around artificial intelligence (“AI”). Elsewhere in markets, U.S. small-cap stocks (as measured by the Russell 2000 index) declined 5.3% as higher interest rates continued to weigh on the smaller and less profitable companies. In international markets, returns were dismal with developed and emerging market equities down 7.9% and 4.8%, respectively.

For the six-month period May 1, 2023 to October 31, 2023, certain stock market indices performed as follows:

S&P 500® Index[8]	Russell 2000® Index[9]	MSCI EAFE (Net) Index[10]	MSCI Emerging Markets (Net) Index[11]
1.39%	-5.29%	-7.88%	-4.78%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Eric Taylor,

President

November 17, 2023

October 31, 2023 (unaudited) / PRESIDENT’S MESSAGE

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Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

You could lose money by investing in the money market funds. Although the money market funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in money market funds is not a deposit of M&T Bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The investment advisor has no legal obligation to provide financial support to the money market funds, and you should not expect that the investment advisor will provide financial support to the money market funds at any time.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

9.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $152.3 million to $5 billion. The index is unmanaged and investments cannot be made directly in an index.

10.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

11.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2023 (unaudited)

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 to October 31, 2023.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Expenses Paid During Period(1)	Annualized Net Expense Ratio

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

Actual

Administrative Class	$1,000.00	$1,023.80	$3.05	0.60%

Institutional Class	$1,000.00	$1,025.60	$1.27	0.25%

Select Class	$1,000.00	$1,025.10	$1.78	0.35%

Service Class	$1,000.00	$1,023.00	$3.81	0.75%

Hypothetical (assuming a 5% return before expenses)

Administrative Class	$1,000.00	$1,022.12	$3.05	0.60%

Institutional Class	$1,000.00	$1,023.88	$1.27	0.25%

Select Class	$1,000.00	$1,023.38	$1.78	0.35%

Service Class	$1,000.00	$1,021.37	$3.81	0.75%

WILMINGTON U.S. TREASURY MONEY MARKET FUND

Actual

Administrative Class	$1,000.00	$1,023.80	$3.05	0.60%

Institutional Class	$1,000.00	$1,025.60	$1.27	0.25%

Select Class	$1,000.00	$1,025.00	$1.78	0.35%

Service Class	$1,000.00	$1,023.00	$3.81	0.75%

Hypothetical (assuming a 5% return before expenses)

Administrative Class	$1,000.00	$1,022.12	$3.05	0.60%

Institutional Class	$1,000.00	$1,023.88	$1.27	0.25%

Select Class	$1,000.00	$1,023.38	$1.78	0.35%

Service Class	$1,000.00	$1,021.37	$3.81	0.75%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent one-half year period).

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Government Money Market Fund

At October 31, 2023, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
U.S. Treasury Obligations	53.6%
Repurchase Agreements	31.7%
U.S. Government Agency Obligations	21.3%
Money Market Funds	0.5%
Other Assets and Liabilities - Net(1)	(7.1)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2023 (unaudited)

Description	Par Value	Value

U.S. GOVERNMENT AGENCY OBLIGATIONS – 21.3%

FEDERAL FARM CREDIT BANK (FFCB) – 1.4%
(SOFR + 0.05%), 5.36%, 04/12/24Δ	$15,000,000	$15,000,000
(Prime - 3.13%), 5.37%, 05/24/24Δ	50,000,000	50,000,000
(SOFR + 0.13%), 5.44%, 11/01/24Δ	80,000,000	80,000,000

TOTAL FEDERAL FARM CREDIT BANK (FFCB)		$145,000,000

FEDERAL HOME LOAN BANK (FHLB) – 18.9%
5.40%, 12/11/23‡	100,000,000	99,405,555
5.43%, 01/17/24‡	76,000,000	75,133,579
5.00%, 11/01/23	25,000,000	25,000,000
(SOFR + 0.03%), 5.34%, 11/10/23Δ	50,000,000	50,000,000
(SOFR + 0.04%), 5.35%, 11/16/23Δ	75,000,000	75,000,000
(SOFR + 0.03%), 5.34%, 11/17/23Δ	200,000,000	200,000,000
(SOFR + 0.06%), 5.37%, 11/28/23Δ	25,000,000	25,000,000
(SOFR + 0.04%), 5.35%, 12/18/23Δ	100,000,000	100,000,000
(SOFR + 0.09%), 5.40%, 12/27/23Δ	75,000,000	75,000,000
(SOFR + 0.03%), 5.34%, 12/29/23 Δ	25,000,000	25,000,000
(SOFR + 0.03%), 5.34%, 01/05/24Δ	100,000,000	100,000,000
(SOFR + 0.03%), 5.34%, 01/12/24Δ	50,000,000	50,000,000
(SOFR + 0.04%), 5.35%, 01/23/24Δ	80,000,000	80,000,000
(SOFR + 0.04%), 5.35%, 01/26/24Δ	50,000,000	50,000,000
(SOFR + 0.04%), 5.35%, 01/26/24Δ	100,000,000	100,000,000
(SOFR + 0.04%), 5.35%, 02/01/24Δ	75,000,000	75,000,000
(SOFR + 0.04%), 5.35%, 02/05/24Δ	25,000,000	25,000,000
(SOFR + 0.04%), 5.35%, 02/16/24Δ	100,000,000	100,000,000
(SOFR + 0.08%), 5.39%, 02/26/24Δ	25,000,000	25,000,000
(SOFR + 0.04%), 5.35%, 02/27/24Δ	50,000,000	50,000,000
(SOFR + 0.05%), 5.36%, 03/08/24Δ	50,000,000	50,000,000
5.35%, 05/03/24	50,000,000	50,000,000
5.28%, 05/10/24	50,000,000	50,000,000
5.30%, 05/17/24	50,000,000	50,000,000
5.25%, 05/17/24	50,000,000	50,000,000
5.37%, 05/21/24	25,000,000	25,000,000
5.40%, 05/30/24	25,000,000	25,000,000
5.62%, 08/26/24	50,000,000	50,000,000

Description	Par Value	Value
5.71%, 11/15/24	$25,000,000	$25,000,000
(SOFR + 0.16%), 5.47%, 09/02/25Δ	25,000,000	25,000,000
(SOFR + 0.16%), 5.47%, 09/11/25Δ	25,000,000	25,000,000
(SOFR + 0.16%), 5.47%, 10/16/25Δ	100,000,000	100,000,000

TOTAL FEDERAL HOME LOAN BANK (FHLB)		$1,929,539,134

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.0%
0.25%, 11/06/23	52,000,000	51,963,477
5.42%, 06/17/24	25,000,000	25,000,000
5.50%, 06/18/24	25,000,000	25,000,000

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$101,963,477

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (COST $2,176,502,611)		$2,176,502,611

U.S. TREASURY OBLIGATIONS – 53.6%

U.S. TREASURY BILLS – 47.7%
5.29%, 11/02/23‡	450,000,000	449,934,472
5.34%, 11/07/23‡	125,000,000	124,889,771
5.32%, 11/09/23‡	327,000,000	326,615,593
5.34%, 11/14/23‡	160,000,000	159,694,067
5.36%, 11/21/23‡	100,000,000	99,707,222
5.37%, 11/24/23‡	315,000,000	313,926,986
5.38%, 11/28/23‡	80,000,000	79,680,200
5.36%, 11/30/23‡	480,000,000	477,941,471
5.40%, 12/05/23‡	160,000,000	159,199,111
5.33%, 12/07/23‡	263,000,000	261,606,100
5.39%, 12/12/23‡	150,000,000	149,087,322
5.33%, 12/14/23‡	380,000,000	377,652,550
5.37%, 12/19/23‡	320,000,000	317,728,001
5.40%, 12/28/23‡	160,000,000	158,649,733
5.41%, 01/11/24‡	155,000,000	153,367,592
5.43%, 01/16/24‡	160,000,000	158,199,645
5.47%, 02/01/24‡	160,000,000	157,846,333
5.45%, 02/13/24‡	240,000,000	236,287,200
5.45%, 02/20/24‡	240,000,000	236,037,300

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

3                      PORTFOLIOS OF INVESTMENTS

Wilmington U.S. Government Money Market Fund (continued)

Description	Par Value	Value

5.43%, 02/27/24‡	$320,000,000	$314,404,178
5.56%, 05/02/24‡	160,000,000	155,696,711

TOTAL U.S. TREASURY BILLS		$4,868,151,558

U.S. TREASURY NOTES – 5.9%
(U.S. Treasury 3 Month Bill Money Market Yield - 0.02%), 5.37%, 01/31/24Δ	120,000,000	120,000,000
(U.S. Treasury 3 Month Bill Money Market Yield - 0.08%), 5.31%, 04/30/24Δ	75,000,000	74,985,064
(U.S. Treasury 3 Month Bill Money Market Yield + 0.04%), 5.42%, 07/31/24Δ	150,000,000	149,970,482
(U.S. Treasury 3 Month Bill Money Market Yield + 0.14%), 5.52%, 10/31/24Δ	129,950,000	130,025,354
(U.S. Treasury 3 Month Bill Money Market Yield + 0.13%), 5.51%, 07/31/25Δ	120,000,000	119,911,877

TOTAL U.S. TREASURY NOTES		$594,892,777

TOTAL U.S. TREASURY OBLIGATIONS (COST $5,463,044,335)		$5,463,044,335

	Number of Shares

MONEY MARKET FUNDS – 0.5%

Blackrock Liquidity Funds T-Fund, Institutional Shares, 5.24%^	10,992,805	10,992,805

Goldman Sachs Financial Square Government Fund, Institutional Shares, 5.26%^	40,487,678	40,487,678

TOTAL MONEY MARKET FUNDS (COST $51,480,483)		$51,480,483

	Par Value

REPURCHASE AGREEMENTS – 31.7%

Deutsche Bank Securities, Inc., 5.30%, dated 10/31/23, due 11/01/23, repurchase price $165,024,292, collateralized by U.S. Treasury Securities, 3.13% to 4.88%, maturing 10/31/27 to 10/31/30; total market value $168,300,031.	$165,000,000	165,000,000

Description	Par Value	Value

Federal Reserve Bank of New York, 5.30%, dated 10/31/23, due 11/01/23, repurchase price $2,575,379,097, collateralized by U.S. Treasury Securities, 0.25% to 4.00%, maturing 08/31/24 to 05/15/47; total market value $2,575,379,177.	$2,575,000,000	$2,575,000,000

FICC Bank of New York, 5.30%, dated 10/31/23, due 11/01/23, repurchase price $200,029,444, collateralized by U.S. Treasury Security, 4.00%, maturing 11/15/42; total market value $204,000,008.	200,000,000	200,000,000

TD Securities, Inc., 5.30%, dated 10/31/23, due 11/01/23, repurchase price $290,042,694, collateralized by U.S. Treasury Securities, 1.13% to 1.38%, maturing 05/31/28 to 12/31/28; total market value $295,800,030.	290,000,000	290,000,000

TOTAL REPURCHASE AGREEMENTS (COST $3,230,000,000)		$3,230,000,000

TOTAL INVESTMENTS – 107.1% (COST $10,921,027,429)		$10,921,027,429
OTHER ASSETS LESS LIABILITIES – (7.1)%		(719,941,238)

TOTAL NET ASSETS – 100.0%		$10,201,086,191

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS        4

Wilmington U.S. Government Money Market Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Government Agency Obligations	$—	$2,176,502,611	$—	$2,176,502,611

U.S. Treasury Obligations	—	5,463,044,335	—	5,463,044,335

Money Market Funds	51,480,483	—	—	51,480,483

Repurchase Agreements	—	3,230,000,000	—	3,230,000,000

Total	$51,480,483	$10,869,546,946	$—	$10,921,027,429

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

‡	The rate shown reflects the effective yield at purchase date.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

SOFR	Secured Overnight Financing Rate

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington U.S. Treasury Money Market Fund

At October 31, 2023, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets
U.S. Treasury Obligations	83.0%
Repurchase Agreements	25.4%
Money Market Funds	2.0%
Other Assets and Liabilities - Net(1)	(10.4)%

TOTAL	100.0%

(1)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

PORTFOLIO OF INVESTMENTS

October 31, 2023 (unaudited)

Description	Par Value	Value

U.S. TREASURY OBLIGATIONS – 83.0%

U.S. TREASURY BILLS – 74.6%
5.17%, 11/02/23‡	$200,000,000	$199,971,708
5.34%, 11/07/23‡	115,000,000	114,898,589
5.33%, 11/09/23‡	103,780,000	103,658,001
5.34%, 11/14/23‡	40,000,000	39,923,517
5.36%, 11/21/23‡	31,240,000	31,148,536
5.37%, 11/24/23‡	85,000,000	84,710,583
5.38%, 11/28/23‡	20,000,000	19,920,050
5.36%, 11/30/23‡	120,000,000	119,485,368
5.40%, 12/05/23‡	40,000,000	39,799,778
5.33%, 12/07/23‡	90,000,000	89,523,000
5.39%, 12/12/23‡	50,000,000	49,695,774
5.33%, 12/14/23‡	120,000,000	119,258,700
5.37%, 12/19/23‡	80,000,000	79,432,000
5.40%, 12/28/23‡	40,000,000	39,662,433
5.41%, 01/11/24‡	41,320,000	40,884,832
5.43%, 01/16/24‡	40,000,000	39,549,911
5.47%, 02/01/24‡	40,000,000	39,461,583
5.45%, 02/13/24‡	60,000,000	59,071,800
5.45%, 02/20/24‡	60,000,000	59,009,325
5.43%, 02/27/24‡	80,000,000	78,601,045
5.56%, 05/02/24‡	39,580,000	38,515,474

TOTAL U.S. TREASURY BILLS		$1,486,182,007

U.S. TREASURY NOTES – 8.4%
(U.S. Treasury 3 Month Bill Money Market Yield -0.02%), 5.37%, 01/31/24Δ	22,975,000	22,975,000
(U.S. Treasury 3 Month Bill Money Market Yield -0.08%), 5.31%, 04/30/24Δ	25,000,000	24,995,021
(U.S. Treasury 3 Month Bill Money Market Yield + 0.04%), 5.42%, 07/31/24Δ	50,000,000	49,990,161
(U.S. Treasury 3 Month Bill Money Market Yield + 0.14%), 5.52%, 10/31/24Δ	40,000,000	40,018,839

Description	Par Value	Value
(U.S. Treasury 3 Month Bill Money Market Yield + 0.13%), 5.51%, 07/31/25Δ	$30,000,000	$29,977,969

TOTAL U.S. TREASURY NOTES		$167,956,990

TOTAL U.S. TREASURY OBLIGATIONS (COST $1,654,138,997)		$1,654,138,997

	Number of Shares

MONEY MARKET FUNDS – 2.0%
Blackrock Liquidity Funds T-Fund, Institutional Shares, 5.24%^	23,328,049	23,328,049
Goldman Sachs Financial Square Treasury Obligations Fund, Institutional Shares, 5.26%^	16,565,558	16,565,558

TOTAL MONEY MARKET FUNDS (COST $39,893,607)		$39,893,607

	Par Value

REPURCHASE AGREEMENTS – 25.4%
Deutsche Bank Securities, Inc., 5.30%, dated 10/31/23, due 11/1/23, repurchase price $55,008,097, collateralized by U.S. Treasury Securities, 3.00% to 4.25%, maturing 11/15/40 to 11/15/52; total market value $56,100,027.	$55,000,000	55,000,000
FICC Bank of New York, 5.30%, dated 10/31/23, due 11/1/23, repurchase price $200,029,444, collateralized by U.S. Treasury Security, 4.00%, maturing 11/15/42; total market value $204,000,008.	200,000,000	200,000,000

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS        6

Wilmington U.S. Treasury Money Market Fund (concluded)

Description	Par Value	Value

Mizuho Securities USA, 5.30%, dated 10/31/23, due 11/1/23, repurchase price $100,014,722, collateralized by U.S. Treasury Securities, 0.25% to 4.63%, maturing 11/15/23 to 09/30/30; total market value $102,000,024.	$100,000,000	$100,000,000

TD Securities, Inc., 5.30%, dated 10/31/23, due 11/1/23, repurchase price $150,022,083, collateralized by U.S. Treasury Securities, 2.00% to 4.00%, maturing 11/15/24 to 2/28/30; total market value $153,000,097.	150,000,000	150,000,000

TOTAL REPURCHASE AGREEMENTS (COST $505,000,000)		$505,000,000

TOTAL INVESTMENTS – 110.4% (COST $2,199,032,604)		$2,199,032,604
OTHER ASSETS LESS LIABILITIES – (10.4)%		(206,776,420)

TOTAL NET ASSETS – 100.0%		$1,992,256,184

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

U.S. Treasury Obligations	$—	$1,654,138,997	$—	$1,654,138,997

Money Market Funds	39,893,607	—	—	39,893,607

Repurchase Agreements	—	505,000,000	—	505,000,000

Total	$39,893,607	$2,159,138,997	$—	$2,199,032,604

‡	The rate shown reflects the effective yield at purchase date.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date, and the date shown is the final maturity date, not the next reset or put date. Information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floors and caps.

^	7-Day net yield.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

7        STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2023 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
ASSETS:
Investments, at identified cost	$10,921,027,429	$2,199,032,604

Investments in securities, at value (including repurchase agreements of $ 3,230,000,000 and $ 505,000,000, respectively)	$10,921,027,429	$2,199,032,604
Income receivable	16,026,488	241,972
Receivable for shares sold	1,694,307	7,767
Prepaid assets	85,846	46,440

TOTAL ASSETS	10,938,834,070	2,199,328,783

LIABILITIES:
Payable for investments purchased	691,195,594	197,235,757
Income distribution payable	42,381,493	8,873,447
Payable for shares redeemed	312,046	22,109
Payable for Trustees’ fees	2,984	2,984
Payable for administration fees	242,748	51,760
Payable for distribution services fees	290,508	90,203
Payable for shareholder services fees	690,675	128,388
Payable for investment advisory fees	1,630,983	326,334
Other accrued expenses	1,000,848	341,617

TOTAL LIABILITIES	737,747,879	207,072,599

NET ASSETS	$10,201,086,191	$1,992,256,184

NET ASSETS CONSIST OF:
Paid-in capital	$10,201,254,103	$1,992,260,181
Distributable earnings (loss)	(167,912)	(3,997)

TOTAL NET ASSETS	$10,201,086,191	$1,992,256,184

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Administrative Class
Net Assets	$933,476,364	$266,836,780

Shares outstanding (unlimited shares authorized)	933,741,130	266,873,151

Net Asset Value and Offering Price per share	$1.000	$1.000

Institutional Class
Net Assets	$2,692,341,532	$612,074,964

Shares outstanding (unlimited shares authorized)	2,692,456,885	612,077,242

Net Asset Value and Offering Price per share	$1.000	$1.000

Select Class
Net Assets	$5,986,525,466	$1,113,150,383

Shares outstanding (unlimited shares authorized)	5,987,072,868	1,113,170,619

Net Asset Value and Offering Price per share	$1.000	$1.000

Service Class
Net Assets	$588,742,829	$194,057

Shares outstanding (unlimited shares authorized)	588,715,614	194,051

Net Asset Value and Offering Price per share	$1.000	$1.000

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS        8

Six Months Ended October 31, 2023 (unaudited)	Wilmington U.S. Government Money Market Fund	Wilmington U.S. Treasury Money Market Fund
INVESTMENT INCOME:
Dividends	$3,438,617	$942,202
Interest	257,928,229	55,262,572

TOTAL INVESTMENT INCOME	261,366,846	56,204,774

EXPENSES:
Investment advisory fees	12,358,528	2,663,780
Administration fees	1,421,600	306,489
Portfolio accounting and administration fees	873,130	191,855
Custodian fees	68,460	37,745
Transfer and dividend disbursing agent fees and expenses	83,901	16,445
Trustees’ fees	31,346	31,346
Professional fees	88,475	60,303
Distribution services fee—Administrative Class	1,044,218	426,236
Distribution services fee—Service Class	712,155	230
Shareholder services fee—Administrative Class	1,044,218	426,236
Shareholder services fee—Select Class	7,504,964	1,530,978
Shareholder services fee—Service Class	712,155	230
Share registration costs	25,419	23,224
Printing and postage	18,031	6,466
Miscellaneous	189,308	57,881

TOTAL EXPENSES	26,175,908	5,779,444

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(2,799,671)	(731,754)
Waiver of shareholder services fee—Administrative Class	(626,531)	(255,741)
Waiver of shareholder services fee—Select Class	(4,502,979)	(918,587)

TOTAL WAIVERS AND REIMBURSEMENTS	(7,929,181)	(1,906,082)

Net expenses	18,246,727	3,873,362

Net investment income	243,120,119	52,331,412

REALIZED GAIN (LOSS):
Net realized gain (loss) on investments	—	(1)

Net realized gain (loss)	—	(1)

Change in net assets resulting from operations	$243,120,119	$52,331,411

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

9        STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington U.S. Government Money Market Fund		Wilmington U.S. Treasury Money Market Fund

	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
OPERATIONS:
Net investment income	$243,120,119	$237,470,507	$52,331,412	$50,061,916
Net realized gain (loss)	—	(143,767)	(1)	4,134

Change in net assets resulting from operations	243,120,119	237,326,740	52,331,411	50,066,050

DISTRIBUTIONS TO SHAREHOLDERS:
Administrative Class	(19,624,464)	(23,684,619)	(8,015,921)	(7,575,585)
Institutional Class	(62,431,083)	(67,361,005)	(14,211,314)	(13,181,142)
Select Class	(148,149,160)	(133,401,248)	(30,159,043)	(29,245,861)
Service Class	(12,914,912)	(13,029,293)	(4,171)	(5,385)

Total distributions to shareholders	(243,119,619)	(237,476,165)	(52,390,449)	(50,007,973)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Administrative Class	2,781,872,695	4,327,979,078	689,855,655	1,037,004,831
Institutional Class	3,415,966,129	4,860,190,455	1,133,913,882	1,529,792,034
Select Class	6,015,812,875	11,030,810,421	1,155,028,096	3,092,875,204
Service Class	989,417,795	1,807,227,793	24,000	22,000
Distributions reinvested
Administrative Class	2,372	2,486	9,113	11,321
Institutional Class	334,996	393,739	—	27
Select Class	1,275,045	1,275,369	950,371	1,113,247
Service Class	264,619	396,269	4,171	5,095
Cost of shares redeemed
Administrative Class	(2,621,734,458)	(4,718,367,228)	(661,392,720)	(1,134,788,568)
Institutional Class	(3,193,622,286)	(4,147,644,156)	(1,033,647,453)	(1,360,810,004)
Select Class	(6,093,288,690)	(8,966,460,438)	(1,165,470,607)	(2,587,200,392)
Service Class	(1,046,913,197)	(1,662,638,272)	—	(151,512)

Change in net assets resulting from share transactions	249,387,895	2,533,165,516	119,274,508	577,873,283

Change in net assets	249,388,395	2,533,016,091	119,215,470	577,931,360
NET ASSETS:
Beginning of period	9,951,697,796	7,418,681,705	1,873,040,714	1,295,109,354

End of period	$10,201,086,191	$9,951,697,796	$1,992,256,184	$1,873,040,714

SHARES OF BENEFICIAL INTEREST:
Shares sold
Administrative Class	2,781,872,695	4,327,979,078	689,855,655	1,037,004,831
Institutional Class	3,415,966,129	4,860,190,455	1,133,913,882	1,529,792,034
Select Class	6,015,812,875	11,030,810,421	1,155,028,096	3,092,875,204
Service Class	989,417,795	1,807,227,793	24,000	22,000
Distributions reinvested
Administrative Class	2,372	2,486	9,113	11,321
Institutional Class	334,996	393,739	—	27
Select Class	1,275,045	1,275,369	950,371	1,113,247
Service Class	264,619	396,269	4,171	5,095
Shares redeemed
Administrative Class	(2,621,734,458)	(4,718,367,228)	(661,392,720)	(1,134,788,568)
Institutional Class	(3,193,622,286)	(4,147,644,156)	(1,033,647,453)	(1,360,810,004)
Select Class	(6,093,288,690)	(8,966,460,438)	(1,165,470,607)	(2,587,200,392)
Service Class	(1,046,913,197)	(1,662,638,272)	—	(151,512)

Net change resulting from share transactions	249,387,895	2,533,165,516	119,274,508	577,873,283

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS        10

For a share outstanding throughout each period:

WILMINGTON U.S. GOVERNMENT MONEY MARKET FUND

	Six Months Ended October 31, 2023		Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019
ADMINISTRATIVE CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000	$1.000

Income (Loss) From Operations:
Net Investment Income	0.024		0.026	0.000	(a)	0.000	(a)	0.013	0.016
Net Realized Gain (Loss)	0.000		0.000 (a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)
Total Income (Loss) From Operations	0.024		0.026	0.000		0.000		0.013	0.016
Less Distributions From:
Net Investment Income	(0.024)		(0.026)	(0.000	)(a)	(0.000	)(a)	(0.013)	(0.016)
Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000		$1.000	$1.000

Total Return	2.38	%(b)	2.59%	0.02%		0.01%		1.21%	1.57%
Net Assets, End of Period (000’s)	$933,476		$773,332	$1,163,736		$1,728,081		$1,509,322	$1,297,285
Ratios to Average Net Assets
Gross Expense(c)	0.81	%(d)	0.81%	0.81%		0.81%		0.81%	0.82%
Net Expense(c),(e)	0.60	%(d)	0.54%	0.08%		0.15%		0.61%	0.62%
Net Investment Income	4.70	%(d)	2.42%	0.02%		0.01%		1.18%	1.57%
	Six Months Ended October 31, 2023		Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019
INSTITUTIONAL CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.025		0.029	0.000	(a)	0.000	(a)	0.016	0.019
Net Realized Gain (Loss)	0.000		0.000 (a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)
Total Income (Loss) From Operations	0.025		0.029	0.000		0.000		0.016	0.019
Less Distributions From:
Net Investment Income	(0.025)		(0.029)	(0.000	)(a)	(0.000	)(a)	(0.016)	(0.019)
Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000		$1.000	$1.000

Total Return	2.56	%(b)	2.90%	0.02%		0.02%		1.56%	1.92%
Net Assets, End of Period (000’s)	$2,692,342		$2,469,665	$1,756,769		$1,735,456		$1,745,742	$427,114
Ratios to Average Net Assets
Gross Expense(c)	0.31	%(d)	0.31%	0.31%		0.31%		0.31%	0.32%
Net Expense(c),(e)	0.25	%(d)	0.25%	0.08%		0.14%		0.27%	0.27%
Net Investment Income	5.04	%(d)	2.96%	0.02%		0.01%		1.39%	1.92%
	Six Months Ended October 31, 2023		Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019
SELECT CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.025		0.028	0.000	(a)	0.000	(a)	0.015	0.018
Net Realized Gain (Loss)	0.000		0.000 (a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)
Total Income (Loss) From Operations	0.025		0.028	0.000		0.000		0.015	0.018
Less Distributions From:
Net Investment Income	(0.025)		(0.028)	(0.000	)(a)	(0.000	)(a)	(0.015)	(0.018)
Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000		$1.000	$1.000

Total Return	2.51	%(b)	2.81%	0.02%		0.02%		1.46%	1.82%
Net Assets, End of Period (000’s)	$5,986,525		$6,062,727	$3,997,179		$4,168,651		$4,912,640	$4,410,116
Ratios to Average Net Assets
Gross Expense(c)	0.56	%(d)	0.56%	0.56%		0.56%		0.56%	0.57%
Net Expense(c),(e)	0.35	%(d)	0.34%	0.08%		0.15%		0.37%	0.37%
Net Investment Income	4.94	%(d)	2.91%	0.02%		0.01%		1.42%	1.82%

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

11                    FINANCIAL HIGHLIGHTS (continued)

	Six Months Ended October 31, 2023		Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019
SERVICE CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.023		0.024	0.000	(a)	0.000	(a)	0.011	0.014
Net Realized Gain (Loss)	0.000		0.000 (a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)
Total Income (Loss) From Operations	0.023		0.024	0.000		0.000		0.011	0.014
Less Distributions From:
Net Investment Income	(0.023)		(0.024)	(0.000	)(a)	(0.000	)(a)	(0.011)	(0.014)
Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000		$1.000	$1.000

Total Return	2.30	%(b)	2.43%	0.01%		0.01%		1.08%	1.42%
Net Assets, End of Period (000’s)	$588,743		$645,974	$500,998		$1,190,711		$1,168,185	$1,191,211
Ratios to Average Net Assets
Gross Expense(c)	0.81	%(d)	0.81%	0.81%		0.81%		0.81%	0.82%
Net Expense(c),(e)	0.75	%(d)	0.72%	0.08%		0.15%		0.74%	0.77%

Net Investment Income	4.53	%(d)	2.49%	0.01%		0.01%		1.07%	1.41%

(a)	Represents less than $0.001.

(b)	Total returns for periods of less than one year are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)                    12

For a share outstanding throughout each period:

WILMINGTON U.S. TREASURY MONEY MARKET FUND

	Six Months Ended October 31, 2023		Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019
ADMINISTRATIVE CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.024		0.026	0.000	(a)	0.000	(a)	0.013	0.016
Net Realized Gain (Loss)	0.000	(a)	0.000 (a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)
Total Income (Loss) From Operations	0.024		0.026	0.000		0.000		0.013	0.016
Less Distributions From:
Net Investment Income	(0.024)		(0.026)	(0.000	)(a)	(0.000	)(a)	(0.013)	(0.016)
Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000		$1.000	$1.000

Total Return	2.38	%(b)	2.59%	0.02%		0.01%		1.20%	1.58%
Net Assets, End of Period (000’s)	$266,837		$238,372	$336,133		$361,438		$360,463	$283,323
Ratios to Average Net Assets
Gross Expense(c)	0.82	%(d)	0.83%	0.82%		0.82%		0.83%	0.83%
Net Expense(c),(e)	0.60	%(d)	0.54%	0.07%		0.14%		0.59%	0.60%

Net Investment Income	4.70	%(d)	2.40%	0.02%		0.01%		1.15%	1.54%

	Six Months Ended October 31, 2023		Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		For the Period October 16, 2019* through April 30, 2020
INSTITUTIONAL CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000
Income (Loss) From Operations:
Net Investment Income	0.025		0.029	0.000	(a)	0.000	(a)	0.007
Net Realized Gain (Loss)	0.000	(a)	0.000 (a)	0.000	(a)	0.000	(a)	0.000	(a)
Total Income (Loss) From Operations	0.025		0.029	0.000		0.000		0.007
Less Distributions From:
Net Investment Income	(0.025)		(0.029)	(0.000	)(a)	(0.000	)(a)	(0.007)
Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000		$1.000

Total Return	2.56	%(b)	2.90%	0.02%		0.02%		0.61	%(b)
Net Assets, End of Period (000’s)	$612,075		$511,825	$342,827		$201,157		$50,788
Ratios to Average Net Assets
Gross Expense(c)	0.32	%(d)	0.33%	0.32%		0.32%		0.32	%(d)
Net Expense(c),(e)	0.25	%(d)	0.25%	0.09%		0.12%		0.25	%(d)

Net Investment Income	5.02	%(d)	3.04%	0.02%		0.01%		1.18	%(d)

	Six Months Ended October 31, 2023		Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019
SELECT CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.025		0.028	0.000	(a)	0.000	(a)	0.015	0.018
Net Realized Gain (Loss)	0.000	(a)	0.000 (a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)
Total Income (Loss) From Operations	0.025		0.028	0.000		0.000		0.015	0.018
Less Distributions From:
Net Investment Income	(0.025)		(0.028)	(0.000	)(a)	(0.000	)(a)	(0.015)	(0.018)
Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000		$1.000	$1.000

Total Return	2.50	%(b)	2.81%	0.02%		0.02%		1.44%	1.83%
Net Assets, End of Period (000’s)	$1,113,150		$1,122,678	$615,858		$816,980		$992,205	$1,203,639
Ratios to Average Net Assets
Gross Expense(c)	0.57	%(d)	0.58%	0.57%		0.57%		0.58%	0.58%
Net Expense(c),(e)	0.35	%(d)	0.34%	0.08%		0.15%		0.35%	0.35%

Net Investment Income	4.92	%(d)	2.95%	0.02%		0.02%		1.45%	1.85%

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

13                FINANCIAL HIGHLIGHTS (concluded)

	Six Months Ended October 31, 2023		Year Ended April 30, 2023	Year Ended April 30, 2022		Year Ended April 30, 2021		Year Ended April 30, 2020	Year Ended April 30, 2019
SERVICE CLASS	(Unaudited)

Net Asset Value, Beginning of Period	$1.000		$1.000	$1.000		$1.000		$1.000	$1.000
Income (Loss) From Operations:
Net Investment Income	0.023		0.024	0.000	(a)	0.000	(a)	0.011	0.014
Net Realized Gain (Loss)	0.000	(a)	0.000 (a)	0.000	(a)	0.000	(a)	0.000 (a)	0.000 (a)
Total Income (Loss) From Operations	0.023		0.024	0.000		0.000		0.011	0.014
Less Distributions From:
Net Investment Income	(0.023)		(0.024)	(0.000	)(a)	(0.000	)(a)	(0.011)	(0.014)
Net Asset Value, End of Period	$1.000		$1.000	$1.000		$1.000		$1.000	$1.000

Total Return	2.30	%(b)	2.43%	0.01%		0.01%		1.07%	1.43%
Net Assets, End of Period (000’s)	$194		$166	$290		$111		$188	$85
Ratios to Average Net Assets
Gross Expense(c)	0.82	%(d)	0.83%	0.82%		0.83%		0.84%	0.83%
Net Expense(c),(e)	0.75	%(d)	0.71%	0.09%		0.17%		0.70%	0.75%

Net Investment Income	4.53	%(d)	2.16%	0.01%		0.01%		0.97%	1.40%

(a)	Represents less than $0.001.

(b)	Total returns for periods of less than one year are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

*	Commencement of operations.

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS         14

Wilmington Funds

October 31, 2023 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 2 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 8 funds are presented in separate reports.

Fund	Investment Goal

Wilmington U.S. Government Money Market Fund (“U.S. Government Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

Wilmington U.S. Treasury Money Market Fund (“U.S. Treasury Money Market Fund”)(d)	The Fund seeks to provide current income while maintaining liquidity and stability of principal.

(d) Diversified

The Funds offers Service Class, Select Class, Administrative Class and Institutional Class shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – It is each Fund’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares of the class outstanding at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the ‘‘Fed’’) is open. In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

Investment Valuation – The Funds use the amortized cost method to value their portfolio securities, when it represents the best estimate of fair value in accordance with Rule 2a-7 under the Act.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, investments in open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

15        NOTES TO FINANCIAL STATEMENTS (continued)

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2023, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

U.S. Government Money Market Fund
Deutsche Bank Securities, Inc.	$165,000,000	$165,000,000	$—	$—
Federal Reserve Bank of New York	2,575,000,000	2,575,000,000	—	—
FICC Bank of New York	200,000,000	200,000,000	—	—
TD Securities, Inc.	290,000,000	290,000,000	—	—

	$3,230,000,000	$3,230,000,000	$—	$—

U.S. Treasury Money Market Fund
Deutsche Bank Securities, Inc.	$55,000,000	$55,000,000	$—	$—
FICC Bank of New York	200,000,000	200,000,000	—	—
Mizuho Securities USA	100,000,000	100,000,000	—	—
TD Securities, Inc.	150,000,000	150,000,000	—	—

	$505,000,000	$505,000,000	$—	$—

(1) The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2) Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Dividends and distributions to shareholders are recorded on the ex-dividend date. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the six months ended October 31, 2023.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

Cost of investments for federal income tax purposes is the same as for financial statement purposes.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)        16

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – Wilmington Funds Management Corporation (“WFMC” or the “Advisor”) serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

U.S. Government Money Market Fund	0.25%
U.S. Treasury Money Market Fund	0.25%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2024, so that total annual fund operating expenses paid by the Funds (not including the effects of acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

	Current Contractual
	Expense Limitations
Fund	Administrative Class	Institutional Class	Select Class	Service Class

U.S. Government Money Market Fund	0.60%	0.25%	0.35%	0.75%
U.S. Treasury Money Market Fund	0.60%	0.25%	0.35%	0.75%

In addition, WFMC has voluntarily agreed to waive and/or reimburse sufficient expenses of any class of the Funds to the extent necessary to maintain a yield of not less than zero. There is no guarantee that any class of the Funds will maintain such a yield. WFMC may amend or terminate this voluntary waiver and/or reimbursement at any time without prior notice to shareholders.

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. BNYM fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

	Maximum	Average Aggregate Daily Net
Administrator	Fee	Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2023, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Administrative Class and Service Class shares for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

17        NOTES TO FINANCIAL STATEMENTS (continued)

For the six months ended October 31, 2023, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees, net of waivers, paid by the Funds as follows:

Distribution
Fund	Fees

U.S. Government Money Market Fund	$1,748,260
U.S. Treasury Money Market Fund	427,192

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of each Fund’s Administrative Class, Select Class and Service Class shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts. M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of each Fund’s shares for whom M&T provides shareholder services. The Funds may reduce the maximum amount of shareholder service fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including M&T) may voluntarily waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2023, M&T received shareholder service fees, net of waivers, paid by the Funds as follows:

Shareholder
Services
Fund	Fees

U.S. Government Money Market Fund	$4,107,486
U.S. Treasury Money Market Fund	766,028

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	MARKET RISK IN GENERAL

Market risk is the risk that one or more markets in which a Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. The value of a security or other asset may decline due to changes in general market conditions, economic trends or events that are not specifically related to the issuer of the security or other asset, or factors that affect a particular issuer or issuers, exchange, country, group of countries, region, market, industry, group of industries, sector or asset class. Local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses or other public health issues, recessions, natural disasters or other events could have a significant impact on a Fund and its investments.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

6.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

7.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. The LOC expires on March 27, 2024.

The Funds did not utilize the LOC during the six months ended October 31, 2023.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (concluded)        18

8.	NEW REGULATORY PRONOUNCEMENT

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds. The rule and form amendments will require mutual funds to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The compliance date for the amendments is for shareholder reports filed on or after July 24, 2024.

9.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 26-27, 2023 (the “September Meeting”), the Board agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 24, 2023, the Board held a special meeting (the "August Meeting") with personnel of the Adviser and Counsel to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the Wilmington Global Alpha Equities Fund, Wilmington International Fund and Wilmington Real Asset Fund (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel that was sent on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

•

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;

•	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative perfor- mance data;

•	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;

•	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;

•

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and rec- ommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

•

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

•	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment performance, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements. The Board generally concluded that, for each Fund, the consideration of each factor above supported the renewal of each Advisory Agreement.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

•

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

•	The prospects for satisfactory investment performance were reasonable; and

•	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington U.S. Government Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median and considered the fee waivers in place for the Fund. The Board also considered that the Fund outperformed the Lipper Institutional U.S. Government Money Market Funds peer group average for each of the one-, three- and five-year periods ended June 30, 2023. The Board also

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

Semi-Annual Report        20

considered that the Fund outperformed the iMoneyNet, Inc. Government and Agency Institutional Average for each of the one- and three-year periods ended June 30, 2023, and underperformed by one basis point in the five-year period.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington U.S. Treasury Money Market Fund

The Board considered that the Fund’s net management fee rate and net total expense ratio were above the Fund’s expense group median and considered the fee waivers in place for the Fund. The Board also considered that the Fund outperformed the Lipper Institutional U.S. Treasury Money Market Funds peer group average for each of the one-, three- and five-year periods ended June 30, 2023. The Board also considered that the Fund outperformed the iMoneyNet, Inc. Treasury and Repo Institutional Average for each of the one- and three-year periods ended June 30, 2023, and matched the performance in the five-year period.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC monthly on Form N-MFP. The Funds’ Form N-MFPs are available on the SEC’s website at www.sec.gov.

Important information about the access and delivery of shareholder reports

Beginning on June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them. You will be notified by mail each time a report is posted on the Funds’ website and you will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive other communications electronically from the Fund by contacting your financial intermediary or, if you hold shares directly with the Fund, by calling 1-800-836-2211.

You may elect to receive paper copies of all future shareholder reports free of charge. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to receive paper copies of your shareholder reports. If you are a direct investor you can inform the Wilmington Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-836-2211. Your election to receive paper reports will apply to all funds held directly with Wilmington Funds and may apply to all funds held with your financial intermediary.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 1, 2023

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; insure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

•

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

•

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

•	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

•

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

•

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

•

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

•	Information or data entered into a website will be retained.

•

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website.

•

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836- 2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information, username, or password to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement

The effective date of this Notice is March 1, 2023. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

[This Page Intentionally Left Blank]

Investment Advisor	Distributor
Wilmington Funds Management Corp.	ALPS Distributors, Inc.
1100 North Market Street	1290 Broadway, Suite 1100
9th Floor	Denver, CO 80203
Wilmington, DE 19890	Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent
Sub-Advisor
Wilmington Trust Investment Advisors, Inc.	BNY Mellon Investment Servicing (U.S.) Inc. 301 Bellevue Parkway Wilmington, DE 19809
1100 North Market Street
9th Floor
Wilmington, DE 19890	Independent Registered Public Accounting Firm
Co-Administrator	PricewaterhouseCoopers LLP Two Commerce Square 2001 Market Street, Suite 1800 Philadelphia, PA 19103
Wilmington Funds Management Corp.
1100 North Market Street
9th Floor
Wilmington, DE 19890
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

WT-SAR-MM-1023
Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)

[This Page Intentionally Left Blank]

i

PRESIDENT’S MESSAGE (unaudited)

Esteemed Shareholder:

I am pleased to present the Semi-Annual Report of the Broad Market Bond Fund, Municipal Bond Fund and New York Municipal Bond Fund (the “Funds”), covering the semi-annual fiscal period of May 1, 2023, through October 31, 2023. Inside you will find a comprehensive review of the Funds’ holdings and financial statements.

The economy and financial markets in review

Wilmington Funds Management Corporation and Wilmington Trust Investment Advisors, Inc. (the Funds’ investment advisor and subadvisor, respectively), have provided the following review of the economy, bond markets, and stock markets for the Funds’ semi-annual fiscal period.

The economy

The semi-annual fiscal period between May and October proved challenging as higher interest rates continued to pass through into the economy. There were, however, areas of improvement as consumer prices showed broad based disinflation as evidenced by the closely monitored U.S. Consumer Price Index (“CPI”) which declined from 4.9% year-over-year to 3.2% year-over-year in October (reported in November). The labor market softened as the October payrolls number declined to 150,000 and wage pressures continued to relent, boosting the likelihood of an economic soft landing. Labor unions made major headlines during the period as the Writers Guild of America (WGA) reached a labor agreement with Hollywood studios, ending a five-month strike. In addition, thousands of United Auto Workers (UAW) walked off factory floors across 20 states. In late October, UAW members reached a tentative agreement with the Detroit Three automakers (Ford, General Motors, and Stellantis) after securing 25% pay increases over the next 4 1⁄2 years. It’s estimated that the strikes cost the automakers several billion dollars in lost production.

The Federal Reserve (the “Fed”) raised interest rates by 25 basis points1 twice during the period, in May and July, but encouragingly left rates unchanged since as inflation dropped closer to the Fed’s 2% target level and the U.S. economy showed signs of slowing. Consumers remained in focus as retail sales largely came in better-than-expected despite excess savings being drained from the economy. Signs of weakening consumers became apparent in high frequency data as delinquency rates ticked up across several categories, though not yet to alarming levels. In addition, millions of student loan borrowers resumed monthly payments starting in October. Despite much of the noise, consumer spending was the largest contributor to growth of the U.S. economy in Q3 (defined as June 30-September 30) which surged 4.9% on a quarter-over-quarter basis. The surprise Gross Domestic Product (“GDP”) print was also helped by the inventories line item which suggested that companies undertook massive restocking efforts. The inventory component of GDP is notoriously volatile, and it is the firm view that growth will likely slow sharply in Q4 as a “give back” for the strong numbers in Q3.

Abroad, the economic picture continued to deteriorate. In Europe, activity in both the services and manufacturing economies continues to lose momentum as evidenced by Purchasing Managers Index (PMI) data materially below 50 and Eurozone GDP which contracted in Q3. There was positive news on the inflationary front as the economic contraction led to the lowest inflation reading since July 2021 (2.9%). Deflationary energy prices, in part driven by base effects, and easing food price inflation were the main driver of the decline in the headline inflation rate. The positive inflationary developments are likely to cast doubt on the European Central Bank’s (ECB) “higher for longer approach” to interest rates. Risks remain across the Eurozone as the war in Ukraine showed no signs of relenting and instability across China, a major European trading partner, could prolong growth concerns. Geopolitics remained a pressing concern during the period following attacks by the terrorist organization, known as Hamas, on Israeli civilians. The Israeli Defense Forces launched counterattacks into Gaza and the conflict remains ongoing.

In Asia, China’s teetering property market continued to sap investors’ risk appetite across the region. One of China’s largest developers, Country Garden Holdings, fought to stave off default amid a slump in property sales. In addition, China’s youth unemployment rate reached a record high of 21.3% in June, after rising for the first five months of the calendar year. Following the dismal June report, the Chinese government decided to suspend future data releases indefinitely.

Bond markets

Fixed income markets declined significantly during the period as yields pushed higher across the curve. The 10-year Treasury yield advanced 136 basis points to 4.93% while the 2-year Treasury yield pushed 95 basis points higher ending the period at 5.09%. Overall, the Bloomberg U.S. Aggregate Bond Index declined 6.1% in what was a difficult environment for fixed income assets. As for yield curve slopes, the 10y-minus-2y remained negative at -16 basis points but steepened after being inverted by 106 basis points in June. The 10y-minus-3m slope ended the period in deeply inverted territory at -71 basis points. Volatility in the bond market remained heightened, as measured by the MOVE Index, a gauge in volatility in the Treasury market, ending the period at 126.9 compared to its five-year average of 83.9, but volatility decreased significantly following the banking turmoil in March.

PRESIDENT’S MESSAGE / October 31, 2023 (unaudited)

ii

For the six-month period May 1, 2023 to October 31, 2023, certain Bloomberg indices performed as follows:2

Bloomberg U.S. Treasury Bond Index[3]	Bloomberg U.S. Aggregate Bond Index[4]	Bloomberg U.S. Credit Bond Index[5]	Bloomberg Municipal Bond Index[6]	Bloomberg U.S. Corporate High Yield Bond Index[7]
-6.05%	-6.13%	-5.77%	-4.65%	0.02%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Equity markets

Equity markets were a mixed bag as the performance of U.S. large-cap stocks was driven by a handful of mega cap tech companies. Overall, the S&P 500 gained 1.4% while the so called “magnificent 7” stocks increased 20.8% during the period. The magnificent 7 includes companies such as Apple, Microsoft, Nvidia, and Alphabet which benefitted from their strong balance sheets and investor enthusiasm around artificial intelligence (“AI”). Elsewhere in markets, U.S. small-cap stocks (as measured by the Russell 2000 index) declined 5.3% as higher interest rates continued to weigh on the smaller and less profitable companies. In international markets, returns were dismal with developed and emerging market equities down 7.9% and 4.8%, respectively.

For the six-month period May 1, 2023 to October 31, 2023, certain stock market indices performed as follows:

S&P 500® Index[8]	Russell 2000® Index[9]	MSCI EAFE (Net) Index[10]	MSCI Emerging Markets (Net) Index[11]
1.39%	-5.29%	-7.88%	-4.78%

Past performance is no guarantee of future results.

Source: Lipper. You cannot invest directly in an index.

Sincerely,

Eric Taylor,

President

November 17, 2023

October 31, 2023 (unaudited) / PRESIDENT’S MESSAGE

iii

Must be preceded or accompanied by a prospectus.

Past performance is no guarantee of future results. The index performance quoted is for illustrative purposes only and is not representative of any specific investment. Diversification does not ensure a profit nor protect against loss.

All investments involve risk, including the possible loss of principal. Equity securities are subject to price fluctuation and possible loss of principal. Small- and mid-cap stocks involve greater risks and volatility than large-cap stocks. International investments are subject to special risks, including currency fluctuations, social, economic, and political uncertainties, which could increase volatility. These risks are magnified in emerging markets.

High-yield, lower-rated securities generally entail greater market, credit, and liquidity risks than investment grade securities and may include higher volatility and higher risk of default.

1.

Basis Points (“BPS”) is a unit that is equal to 1/100th of 1% and is used to denote the change in a financial instrument. The basis point is commonly used for calculating changes in interest rates, equity indices and the yield of a fixed-income security.

2.	Bond prices are sensitive to changes in interest rates and a rise in interest rates can cause decline in their prices.

3.

Bloomberg U.S. Treasury Bond Index is a market capitalization weighted index that includes all publicly issued, U.S. Treasury securities that have a remaining maturity of at least one year, are rated investment-grade, and have $250 million or more of outstanding face value. The index is unmanaged and investments cannot be made directly in an index.

4.

Bloomberg U.S. Aggregate Bond Index is a widely used benchmark index for the domestic investment-grade bond market composed of securities from the Bloomberg Government/Corporate Bond Index, Mortgage-Backed Securities Index and Asset-Backed Securities Index. The index typically includes fixed income securities with overall intermediate- to long-term average maturities. The index is unmanaged and investments cannot be made directly in an index.

5.

Bloomberg U.S. Credit Bond Index tracks the performance of domestic investment-grade corporate bonds and is composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. The index is unmanaged and investments cannot be made directly in an index.

6.

Bloomberg Municipal Bond Index tracks the performance of the long-term, tax-exempt, investment-grade bond market. To be included in the index, bonds must have an outstanding par balance of at least $7 million and be issued as part of a transaction of at least $75 million. The index is unmanaged and investments cannot be made directly in an index.

7.

Bloomberg U.S. Corporate High Yield Bond Index measures the USD-denominated, high yield, fixed-rate corporate bond market. Securities are classified as high yield if the middle rating of Moody’s, Fitch, and S&P is Ba1/BB+/BB+ or below. Bonds from issuers with an emerging markets country of risk, based on the Bloomberg EM country definition, are excluded. The U.S. Corporate High Yield Bond Index is a component of the U.S. Universal and Global High Yield Indices. An investment cannot be made directly in an index.

8.

The S&P 500® Index is a capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The index is unmanaged and investments cannot be made directly in an index.

9.

The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. As of its latest reconstitution, the index had a total market capitalization range of approximately $152.3 million to $5 billion. The index is unmanaged and investments cannot be made directly in an index.

10.

MSCI EAFE (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed markets, excluding the U.S. & Canada. The MSCI EAFE (Net) Index is an equity index which captures large and mid-cap representation across 21 Developed Markets countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

11.

MSCI Emerging Markets (Net) Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. The MSCI Emerging Markets (Net) Index captures large and mid-cap representation across 24 Emerging Markets countries: Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Peru, Philippines, Poland, Qatar, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. The index is unmanaged and investments cannot be made directly in an index. The performance of this index is reduced by the taxes on dividends paid by the international securities issuers in the index.

PRESIDENT’S MESSAGE / October 31, 2023 (unaudited)

1

SHAREHOLDER EXPENSE EXAMPLE (unaudited)

As a shareholder of a mutual fund, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2023 to October 31, 2023.

Actual Expenses

This section of the following table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for

Comparison Purposes

This section of the following table provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and assumed rates of return of 5% per year before expenses, which are not the Funds’ actual returns. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Funds with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the Annualized Net Expense Ratio section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 05/01/23	Ending Account Value 10/31/23	Expenses Paid During Period(1)	Annualized Net Expense Ratio(2)

WILMINGTON BROAD MARKET BOND FUND

Actual

Class A	$1,000.00	$ 941.50	$3.71	0.76%

Class I	$1,000.00	$ 943.00	$2.10	0.43%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,021.32	$3.86	0.76%

Class I	$1,000.00	$1,022.97	$2.19	0.43%

WILMINGTON MUNICIPAL BOND FUND

Actual

Class A	$1,000.00	$ 957.00	$3.59	0.73%

Class I	$1,000.00	$ 958.30	$2.36	0.48%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,021.47	$3.71	0.73%

Class I	$1,000.00	$1,022.72	$2.44	0.48%

WILMINGTON NEW YORK MUNICIPAL BOND FUND

Actual

Class A	$1,000.00	$ 954.40	$4.03	0.82%

Class I	$1,000.00	$ 954.70	$2.80	0.57%

Hypothetical (assuming a 5% return before expenses)

Class A	$1,000.00	$1,021.01	$4.17	0.82%

Class I	$1,000.00	$1,022.27	$2.90	0.57%

(1)	Expenses are equal to the Funds’ annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent one-half year period).

(2)	Expense ratio does not reflect the indirect expenses of the underlying funds in which the Fund invests.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

2

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Broad Market Bond Fund

At October 31, 2023, the Fund’s portfolio composition was as follows (unaudited):

	Percentage of Total Net Assets

Corporate Bonds	39.0%

U.S. Treasury Obligations	32.6%

Mortgage-Backed Securities	22.8%

Government Agencies	3.0%

Municipal Bond	0.3%

Collateralized Mortgage Obligations	0.0	%(1)

Adjustable Rate Mortgage	0.0	%(1)

Cash Equivalents(2)	1.5%

Cash Collateral Invested for Securities on Loan(3)	3.3%

Other Assets and Liabilities - Net(4)	(2.5)%

TOTAL	100.0%

Credit Quality Diversification(5)	Percentage of Total Net Assets

U.S. Government Agency Securities	22.8%

U.S. Treasury	32.6%

AA / Aa	3.1%

A / A	7.9%

BBB / Baa	30.0%

BB / Ba	0.9%

B / B	0.4%

Not Rated	4.8%

Other Assets and Liabilities - Net(4)	(2.5)%

TOTAL	100.0%

(1)	Represents less than 0.05%.

(2)	Cash Equivalents include investments in a money market fund.

(3)	Cash Collateral Invested for Securities on Loan include investments in repurchase agreements.

(4)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(5)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2023 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**
Pool 612514, (RFUCCT1Y + 1.72%, Cap 9.04%, Floor 1.72%), 5.47%, 05/01/33Δ	$5,306	$5,371

TOTAL ADJUSTABLE RATE MORTGAGE (COST $5,298)		$5,371

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Series 2005-29, Class WC, 4.75%, 04/25/35	5,211	5,113

WHOLE LOAN – 0.0%**

Banc of America Mortgage Securities, Inc., Series 2004-A, Class 2A1, 4.17%, 02/25/34Δ	23,767	22,663

IndyMac INDA Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 4.81%, 11/25/35Δ	14,649	14,884

TOTAL WHOLE LOAN		$37,547

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (COST $43,426)		$42,660

Description	Par Value	Value

CORPORATE BONDS – 39.0%

AEROSPACE & DEFENSE – 1.9%
Boeing Co. (The), Sr. Unsecured 1.95%, 02/01/24	$3,050,000	$3,020,008
1.43%, 02/04/24	2,500,000	2,470,627
2.75%, 02/01/26	2,000,000	1,864,088
3.20%, 03/01/29	150,000	129,795
L3Harris Technologies, Inc., Sr. Unsecured,
2.90%, 12/15/29	835,000	701,990
Northrop Grumman Corp., Sr. Unsecured
2.93%, 01/15/25	1,000,000	966,110
4.03%, 10/15/47	1,765,000	1,283,346

TOTAL AEROSPACE & DEFENSE		$10,435,964

AUTOMOTIVE – 2.1%
Ford Motor Credit Co. LLC, Sr. Unsecured 3.37%, 11/17/23	1,000,000	998,932
5.58%, 03/18/24	1,250,000	1,244,230
5.13%, 06/16/25	1,500,000	1,461,137
2.90%, 02/16/28	250,000	213,497
General Motors Co., Sr. Unsecured, 6.25%, 10/02/43	1,000,000	858,095

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

3	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

General Motors Financial Co., Inc., Sr.
Unsecured
1.05%, 03/08/24	$100,000	$98,152
2.90%, 02/26/25	230,000	219,625
1.25%, 01/08/26	1,000,000	895,521
1.50%, 06/10/26	3,000,000	2,646,220
Mercedes-Benz Finance North America LLC, Company Guaranteed,
0.75%, 03/01/24Ω	3,000,000	2,950,228

TOTAL AUTOMOTIVE		$11,585,637

BEVERAGES – 0.6%
Anheuser-Busch Cos. LLC, Company
Guaranteed,
4.90%, 02/01/46	1,125,000	934,506
Keurig Dr. Pepper, Inc., Company Guaranteed
0.75%, 03/15/24	1,490,000	1,461,195
3.20%, 05/01/30	775,000	654,037

TOTAL BEVERAGES		$3,049,738

BIOTECHNOLOGY – 0.2%
Amgen, Inc., Sr. Unsecured,
5.65%, 03/02/53	1,280,000	1,129,788

BUILDING PRODUCTS – 0.2%
Carrier Global Corp., Sr. Unsecured
2.24%, 02/15/25	418,000	397,856
2.49%, 02/15/27	56,000	50,093
Johnson Controls International PLC, Sr.
Unsecured
3.63%, 07/02/24ÿ	373,000	366,787
4.63%, 07/02/44	100,000	77,106

TOTAL BUILDING PRODUCTS		$891,842

CAPITAL MARKETS – 2.9%
Bank of New York Mellon Corp. (The),
Subordinated, MTN,
3.00%, 10/30/28	775,000	668,841
Goldman Sachs Group, Inc. (The), Sr.
Unsecured
(3 Month Term SOFR + 1.46%), 3.27%, 09/29/25Δ	1,010,000	980,546
(3 Month Term SOFR + 1.77%), 3.69%, 06/05/28Δ	2,080,000	1,899,292
(SOFR + 1.25%), 2.38%, 07/21/32Δ	1,115,000	832,570
Morgan Stanley, Sr. Unsecured, (SOFR + 0.72%),
0.99%, 12/10/26Δ	175,000	155,036
Morgan Stanley, Sr. Unsecured, MTN
(SOFR + 0.46%), 5.80%, 01/25/24Δ	3,000,000	2,996,563
3.13%, 07/27/26	340,000	313,852
(SOFR + 3.12%), 3.62%, 04/01/31Δ	890,000	756,787
Morgan Stanley, Subordinated, GMTN,
4.35%, 09/08/26	505,000	477,740
PNC Financial Services Group, Inc. (The), Sr. Unsecured, (SOFR + 1.32%),
5.81%, 06/12/26Δ	1,125,000	1,108,665
Toronto-Dominion Bank (The), Sr.
Unsecured, GMTN,
3.25%, 03/11/24#	275,000	272,282

Description	Par Value	Value

Truist Financial Corp., Sr. Unsecured, MTN, (SOFR + 2.36%),
5.87%, 06/08/34Δ	$1,500,000	$1,367,588
U.S. Bancorp, Sr. Unsecured, (SOFR +
2.09%),
5.85%, 10/21/33Δ	4,400,000	4,050,420

TOTAL CAPITAL MARKETS		$15,880,182

CHEMICALS – 0.2%
Sherwin-Williams Co. (The), Sr. Unsecured,
2.20%, 03/15/32#	1,480,000	1,101,297

COMMERCIAL SERVICES & SUPPLIES – 0.2%
Global Payments, Inc., Sr. Unsecured
2.65%, 02/15/25	275,000	262,350
2.90%, 05/15/30	1,000,000	803,515

TOTAL COMMERCIAL SERVICES & SUPPLIES		$1,065,865

COMPUTERS – 1.0%
Apple, Inc., Sr. Unsecured,
0.70%, 02/08/26	110,000	99,457
Hewlett Packard Enterprise Co., Sr.
Unsecured
1.45%, 04/01/24	150,000	147,198
6.10%, 04/01/26	5,000,000	4,993,487

TOTAL COMPUTERS		$5,240,142

COSMETICS/PERSONAL CARE – 0.2%
Haleon U.S. Capital LLC, Company
Guaranteed,
3.02%, 03/24/24	1,000,000	989,028

DIVERSIFIED FINANCIAL SERVICES – 5.9%
American Express Co., Sr. Unsecured,
3.13%, 05/20/26	150,000	140,628
Bank of America Corp., Sr. Unsecured, MTN
(SOFR + 1.15%), 1.32%, 06/19/26Δ	250,000	230,002
3.25%, 10/21/27	1,095,000	988,872
(SOFR + 1.88%), 2.83%, 10/24/51Δ	250,000	137,261
Bank of America Corp., Subordinated, MTN,
4.25%, 10/22/26	1,000,000	944,311
Capital One Financial Corp., Sr. Unsecured,
3.90%, 01/29/24	250,000	248,506
Charles Schwab Corp. (The), Sr. Unsecured,
3.20%, 03/02/27	2,894,000	2,620,107
Citigroup, Inc., Sr. Unsecured, (SOFR + 0.77%),
1.12%, 01/28/27Δ	2,750,000	2,436,507
Citigroup, Inc., Subordinated,
4.13%, 07/25/28	1,900,000	1,705,254
Fifth Third Bancorp, Sr. Unsecured,
2.55%, 05/05/27	780,000	672,745
Fifth Third Bancorp, Subordinated,
4.30%, 01/16/24	780,000	775,460
FMR LLC, Sr. Unsecured,
6.45%, 11/15/39Ω	1,000,000	944,989
Huntington Bancshares, Inc., Sr. Unsecured,
2.63%, 08/06/24	4,325,000	4,202,432
JPMorgan Chase & Co., Series W, Jr.
Subordinated, (3 Month Term SOFR + 1.26%),
6.63%, 05/15/47Δ	1,000,000	851,488

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	4

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

JPMorgan Chase & Co., Sr. Unsecured
(SOFR + 0.92%), 2.60%, 02/24/26Δ	$6,000,000	$5,715,651
(3 Month Term SOFR + 1.59%), 2.01%,
03/13/26Δ	150,000	141,300
KeyCorp., Sr. Unsecured, MTN, (SOFR +
1.25%),
3.88%, 05/23/25Δ	1,980,000	1,900,986
PNC Bank NA, Subordinated, BKNT,
2.70%, 10/22/29	1,125,000	894,146
PNC Financial Services Group, Inc. (The), Sr. Unsecured,
3.45%, 04/23/29	100,000	86,453
PNC Financial Services Group, Inc. (The),
Subordinated,
3.90%, 04/29/24	1,700,000	1,678,698
Truist Bank, Sr. Unsecured, BKNT,
3.20%, 04/01/24	175,000	172,842
Truist Bank, Subordinated, BKNT
3.63%, 09/16/25	250,000	235,719
3.80%, 10/30/26	1,000,000	913,407
2.25%, 03/11/30	1,850,000	1,361,890
Wells Fargo & Co., Sr. Unsecured, (SOFR +
2.00%),
2.19%, 04/30/26Δ	1,170,000	1,102,224
Wells Fargo & Co., Sr. Unsecured, MTN,
(3 Month Term SOFR + 1.01%),
2.16%, 02/11/26Δ	140,000	132,451
Wells Fargo & Co., Subordinated, MTN,
4.40%, 06/14/46	1,000,000	701,102

TOTAL DIVERSIFIED FINANCIAL SERVICES		$31,935,431

ELECTRIC – 1.7%
American Electric Power Co., Inc., Series M,
Sr. Unsecured,
0.75%, 11/01/23	1,870,000	1,871,169
Dominion Energy, Inc., Series A, Sr.
Unsecured,
1.45%, 04/15/26	1,950,000	1,757,085
Entergy Arkansas LLC, 1st Mortgage,
4.95%, 12/15/44	1,000,000	802,237
Entergy Corp., Sr. Unsecured,
0.90%, 09/15/25	1,000,000	911,768
Exelon Corp., Sr. Unsecured,
4.70%, 04/15/50	2,000,000	1,513,135
FirstEnergy Corp., Series B, Sr. Unsecured,
4.15%, 07/15/27	800,000	740,707
Southern Co. (The), Series 21-B, Sr.
Unsecured,
1.75%, 03/15/28#	40,000	33,690
Union Electric Co., 1st Mortgage,
3.50%, 03/15/29	220,000	197,217
WEC Energy Group, Inc., Sr. Unsecured
1.38%, 10/15/27	750,000	634,043
1.80%, 10/15/30	1,150,000	863,622

TOTAL ELECTRIC		$9,324,673

ENTERTAINMENT – 0.7%
Warnermedia Holdings, Inc., Company
Guaranteed,
5.14%, 03/15/52	5,000,000	3,539,725

Description	Par Value	Value

FOOD & STAPLES RETAILING – 1.3%
Campbell Soup Co., Sr. Unsecured,
3.30%, 03/19/25	$2,050,000	$1,971,220
Conagra Brands, Inc., Sr. Unsecured
1.38%, 11/01/27	200,000	166,660
5.40%, 11/01/48	665,000	533,185
Kroger Co. (The), Sr. Unsecured,
3.95%, 01/15/50#	1,000,000	676,790
McCormick & Co., Inc., Sr. Unsecured,
0.90%, 02/15/26	3,050,000	2,732,115
Mondelez International Holdings Netherlands
BV, Company Guaranteed,
0.75%, 09/24/24Ω	860,000	821,082

TOTAL FOOD & STAPLES RETAILING		$6,901,052

GAS – 0.2%
Southern Co. Gas Capital Corp., Company
Guaranteed,
3.95%, 10/01/46	1,425,000	934,764

HEALTHCARE-PRODUCTS – 0.7%
DH Europe Finance II Sarl, Company
Guaranteed,
2.20%, 11/15/24	2,330,000	2,245,363
Zimmer Biomet Holdings, Inc., Sr.
Unsecured,
1.45%, 11/22/24	1,480,000	1,410,182

TOTAL HEALTHCARE-PRODUCTS		$3,655,545

HEALTHCARE-SERVICES – 2.5%
Cardinal Health, Inc., Sr. Unsecured,
4.50%, 11/15/44	650,000	473,203
Cigna Group (The), Company Guaranteed,
4.80%, 07/15/46	1,000,000	799,709
Cigna Group (The), Sr. Unsecured
5.69%, 03/15/26	2,740,000	2,726,461
2.38%, 03/15/31	250,000	195,413
CommonSpirit Health, Sr. Secured
2.76%, 10/01/24	3,140,000	3,046,202
3.35%, 10/01/29	150,000	128,725
Elevance Health, Inc., Sr. Unsecured,
3.65%, 12/01/27	1,650,000	1,520,091
McKesson Corp., Sr. Unsecured,
5.25%, 02/15/26	2,745,000	2,713,132
NYU Langone Hospitals, Series 2020,
Secured,
3.38%, 07/01/55	1,000,000	598,110
UnitedHealth Group, Inc., Sr. Unsecured
2.95%, 10/15/27	1,350,000	1,228,704
3.95%, 10/15/42	290,000	215,968

TOTAL HEALTHCARE-SERVICES		$13,645,718

HOME FURNISHINGS – 0.2%
Whirlpool Corp., Sr. Unsecured,
4.60%, 05/15/50#	1,405,000	1,011,707

INSURANCE – 1.3%
Aon Global Ltd., Company Guaranteed,
4.00%, 11/27/23	1,700,000	1,692,545
Berkshire Hathaway Finance Corp.,
Company Guaranteed,
4.30%, 05/15/43	425,000	342,029

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

5	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

CNA Financial Corp., Sr. Unsecured
7.25%, 11/15/23	$200,000	$200,000
3.95%, 05/15/24	950,000	937,031
Lincoln National Corp., Sr. Unsecured,
3.63%, 12/12/26#	1,380,000	1,255,621
Principal Life Global Funding II, Secured,
1.63%, 11/19/30Ω	250,000	183,960
W.R. Berkley Corp., Sr. Unsecured
4.75%, 08/01/44	1,715,000	1,315,585
4.00%, 05/12/50	1,425,000	958,604

TOTAL INSURANCE		$6,885,375

MEDIA – 1.0%
CCO Holdings LLC, Sr. Unsecured,
4.25%, 02/01/31Ω	3,000,000	2,340,000
Discovery Communications LLC, Company
Guaranteed
3.95%, 03/20/28	1,000,000	902,778
3.63%, 05/15/30	1,000,000	833,208
Paramount Global, Sr. Unsecured
4.60%, 01/15/45	1,100,000	661,358
4.95%, 05/19/50	1,185,000	749,587

TOTAL MEDIA		$5,486,931

MISCELLANEOUS MANUFACTURING – 0.4%
Textron, Inc., Sr. Unsecured
3.88%, 03/01/25	750,000	729,252
2.45%, 03/15/31#	2,000,000	1,557,161

TOTAL MISCELLANEOUS MANUFACTURING		$2,286,413

OIL & GAS – 1.4%
Marathon Petroleum Corp., Sr. Unsecured,
3.63%, 09/15/24	745,000	729,571
Phillips 66, Company Guaranteed
0.90%, 02/15/24	1,065,000	1,049,293
3.85%, 04/09/25	575,000	559,378
Pioneer Natural Resources Co., Sr.
Unsecured
1.13%, 01/15/26	1,000,000	908,623
1.90%, 08/15/30	1,940,000	1,511,251
2.15%, 01/15/31	1,000,000	786,672
Valero Energy Corp., Sr. Unsecured
2.15%, 09/15/27	1,800,000	1,575,811
4.90%, 03/15/45#	563,000	441,654

TOTAL OIL & GAS		$7,562,253

ONLINE RETAILER – 0.1%
Amazon.com, Inc., Sr. Unsecured
1.20%, 06/03/27	100,000	86,789
3.25%, 05/12/61	1,000,000	600,367

TOTAL ONLINE RETAILER		$687,156

PHARMACEUTICALS – 1.8%
AbbVie, Inc., Sr. Unsecured
3.75%, 11/14/23	150,000	149,813
2.95%, 11/21/26	1,875,000	1,737,231
4.25%, 11/14/28	1,235,000	1,162,709
4.40%, 11/06/42	460,000	364,452
4.88%, 11/14/48	1,000,000	826,707

Description	Par Value	Value

4.25%, 11/21/49	$1,000,000	$752,797
AstraZeneca Finance LLC, Company
Guaranteed,
1.75%, 05/28/28	500,000	425,672
AstraZeneca PLC, Sr. Unsecured,
0.70%, 04/08/26	100,000	89,509
Becton Dickinson & Co., Sr. Unsecured,
1.96%, 02/11/31	100,000	76,060
Bristol-Myers Squibb Co., Sr. Unsecured,
3.40%, 07/26/29	310,000	278,528
CVS Health Corp., Sr. Unsecured
1.30%, 08/21/27	145,000	122,481
5.13%, 02/21/30	910,000	858,686
1.88%, 02/28/31	2,000,000	1,491,371
Pfizer, Inc., Sr. Unsecured,
2.63%, 04/01/30	650,000	543,141
Zoetis, Inc., Sr. Unsecured
3.00%, 09/12/27	125,000	113,613
3.95%, 09/12/47	1,005,000	718,640

TOTAL PHARMACEUTICALS		$9,711,410

PIPELINES – 3.2%
Enbridge, Inc., Company Guaranteed, (SOFR
+0.63%),
5.97%, 02/16/24Δ	3,000,000	3,001,369
Energy Transfer LP, Sr. Unsecured
3.75%, 05/15/30	715,000	613,409
5.30%, 04/15/47	1,250,000	970,112
Enterprise Products Operating LLC,
Company Guaranteed
4.20%, 01/31/50	1,120,000	823,374
4.95%, 10/15/54	500,000	405,812
Kinder Morgan Energy Partners LP, Company
Guaranteed,
5.40%, 09/01/44	1,000,000	802,555
Kinder Morgan, Inc., Company Guaranteed
5.20%, 03/01/48	2,040,000	1,589,488
3.60%, 02/15/51	1,315,000	790,865
MPLX LP, Sr. Unsecured
4.70%, 04/15/48	1,000,000	724,221
4.95%, 03/14/52	1,000,000	742,426
ONEOK Partners LP, Company Guaranteed,
6.20%, 09/15/43	1,000,000	896,112
ONEOK, Inc., Company Guaranteed,
6.10%, 11/15/32	335,000	325,159
Spectra Energy Partners LP, Company
Guaranteed,
3.50%, 03/15/25	670,000	646,349
Targa Resources Corp., Company
Guaranteed,
6.13%, 03/15/33	2,900,000	2,778,306
Targa Resources Partners LP, Company
Guaranteed,
4.88%, 02/01/31	1,245,000	1,100,269
Williams Cos., Inc. (The), Sr. Unsecured,
3.50%, 10/15/51	1,485,000	898,176

TOTAL PIPELINES		$17,108,002

REAL ESTATE INVESTMENT TRUSTS – 2.4%
American Tower Corp., Sr. Unsecured
5.00%, 02/15/24	665,000	662,621

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	6

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

3.13%, 01/15/27	$1,000,000	$908,052
4.05%, 03/15/32	1,000,000	839,216
3.10%, 06/15/50	1,500,000	827,257
AvalonBay Communities, Inc., Sr. Unsecured, MTN,
3.35%, 05/15/27	1,420,000	1,309,476
Healthcare Realty Holdings LP, Company
Guaranteed
3.88%, 05/01/25	1,215,000	1,146,982
3.63%, 01/15/28	1,100,000	973,309
Healthpeak OP LLC, Company Guaranteed
3.25%, 07/15/26	110,000	103,060
2.88%, 01/15/31	2,350,000	1,854,746
Ventas Realty LP, Company Guaranteed,
4.00%, 03/01/28	250,000	227,301
Welltower OP LLC, Company Guaranteed
3.63%, 03/15/24	250,000	247,197
4.00%, 06/01/25	3,000,000	2,905,497
4.95%, 09/01/48	1,000,000	779,287

TOTAL REAL ESTATE INVESTMENT TRUSTS		$12,784,001

RETAIL – 0.1%
Lowe’s Cos., Inc., Sr. Unsecured,
3.65%, 04/05/29	200,000	179,432
Nordstrom, Inc., Sr. Unsecured,
5.00%, 01/15/44	1,000,000	597,500

TOTAL RETAIL		$776,932

SEMICONDUCTORS – 0.2%
Micron Technology, Inc., Sr. Unsecured,
2.70%, 04/15/32	1,500,000	1,115,704

SOFTWARE – 0.4%
Roper Technologies, Inc., Sr. Unsecured,
2.00%, 06/30/30	1,345,000	1,042,091
Workday, Inc., Sr. Unsecured,
3.50%, 04/01/27	1,385,000	1,287,122

TOTAL SOFTWARE		$2,329,213

TELECOMMUNICATIONS – 1.5%
AT&T, Inc., Sr. Unsecured
0.90%, 03/25/24	2,125,000	2,077,893
4.50%, 05/15/35	845,000	700,734
3.55%, 09/15/55	1,423,000	826,549
T-Mobile USA, Inc., Company Guaranteed,
5.75%, 01/15/34	1,275,000	1,207,195
Verizon Communications, Inc., Sr. Unsecured
2.10%, 03/22/28	50,000	42,789
1.75%, 01/20/31	2,310,000	1,712,677
2.36%, 03/15/32	305,000	228,710
3.40%, 03/22/41	1,515,000	1,022,436

TOTAL TELECOMMUNICATIONS		$7,818,983

TRANSPORTATION – 1.7%
FedEx Corp., Company Guaranteed,
2.40%, 05/15/31#	2,500,000	1,955,026
Ryder System, Inc., Sr. Unsecured, MTN
3.65%, 03/18/24	1,670,000	1,654,522
2.85%, 03/01/27	2,645,000	2,390,256
Union Pacific Corp., Sr. Unsecured
3.15%, 03/01/24	2,565,000	2,542,955

Description	Par Value	Value

4.30%, 03/01/49	$675,000	$506,017

TOTAL TRANSPORTATION		$9,048,776

TRUCKING & LEASING – 0.8%
GATX Corp., Sr. Unsecured
3.25%, 09/15/26	1,570,000	1,452,758
3.85%, 03/30/27	1,500,000	1,385,272
4.00%, 06/30/30	1,000,000	861,341
5.20%, 03/15/44	640,000	507,153

TOTAL TRUCKING & LEASING		$4,206,524

TOTAL CORPORATE BONDS (COST $240,006,399)		$210,125,771

GOVERNMENT AGENCIES – 3.0%

FEDERAL HOME LOAN BANK (FHLB) – 1.2%
3.25%, 11/16/28#	6,960,000	6,445,360

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 1.6%
0.38%, 07/21/25#	9,250,000	8,522,057

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.2%
6.25%, 05/15/29#	750,000	794,117
7.25%, 05/15/30	400,000	445,953

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,240,070

TOTAL GOVERNMENT AGENCIES (COST $18,057,843)		$16,207,487

MORTGAGE-BACKED SECURITIES – 22.8%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 8.6%
Pool C00478, 8.50%, 09/01/26	2,750	2,813
Pool E09010, 2.50%, 09/01/27	153,861	143,850
Pool G18497, 3.00%, 01/01/29	23,723	21,900
Pool C01272, 6.00%, 12/01/31	6,653	6,555
Pool A13990, 4.50%, 10/01/33	4,338	3,958
Pool G01625, 5.00%, 11/01/33	19,395	18,191
Pool A18401, 6.00%, 02/01/34	7,689	7,822
Pool QN1900, 3.00%, 04/01/35	657,958	598,493
Pool G08097, 6.50%, 11/01/35	12,068	12,826
Pool G02296, 5.00%, 06/01/36	49,235	47,579
Pool G02390, 6.00%, 09/01/36	4,594	4,712
Pool G05317, 5.00%, 04/01/37	195,900	188,581
Pool G08193, 6.00%, 04/01/37	9,034	9,136
Pool G03703, 5.50%, 12/01/37	5,522	5,512
Pool G04776, 5.50%, 07/01/38	18,320	17,622
Pool G05500, 5.00%, 05/01/39	184,351	177,123
Pool A93415, 4.00%, 08/01/40	239,349	212,759
Pool A93505, 4.50%, 08/01/40	306,849	282,954
Pool A93996, 4.50%, 09/01/40	231,533	213,502
Pool G06222, 4.00%, 01/01/41	365,462	329,836
Pool A97047, 4.50%, 02/01/41	233,507	209,588
Pool G06956, 4.50%, 08/01/41	233,025	209,157
Pool C03750, 3.50%, 02/01/42	101,259	86,947
Pool C03849, 3.50%, 04/01/42	55,144	49,336
Pool Q08305, 3.50%, 05/01/42	411,061	353,323
Pool C04305, 3.00%, 11/01/42	1,111,589	963,723
Pool C09020, 3.50%, 11/01/42	796,521	684,101
Pool G07266, 4.00%, 12/01/42	684,673	609,039
Pool C04444, 3.00%, 01/01/43	35,333	29,363

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

7	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value

Pool C09029, 3.00%, 03/01/43	$150,093	$123,473
Pool G08534, 3.00%, 06/01/43	184,995	152,187
Pool Q19476, 3.50%, 06/01/43	299,354	256,370
Pool C09044, 3.50%, 07/01/43	355,194	304,192
Pool G07889, 3.50%, 08/01/43	323,559	279,608
Pool G07624, 4.00%, 12/01/43	324,221	293,849
Pool G60038, 3.50%, 01/01/44	1,725,063	1,491,150
Pool G07680, 4.00%, 04/01/44	580,644	516,524
Pool G07943, 4.50%, 08/01/44	31,230	28,902
Pool G08607, 4.50%, 09/01/44	201,707	187,749
Pool Q33547, 3.50%, 05/01/45	272,005	228,481
Pool Q36970, 4.00%, 10/01/45	129,904	114,802
Pool G60384, 4.50%, 12/01/45	20,157	18,604
Pool Q39644, 3.50%, 03/01/46	842,562	714,787
Pool Q39438, 4.00%, 03/01/46	839,324	739,145
Pool G08705, 3.00%, 05/01/46	75,621	61,690
Pool G08708, 4.50%, 05/01/46	129,366	118,147
Pool ZS4671, 3.00%, 08/01/46	489,310	398,714
Pool Q44452, 3.00%, 11/01/46	711,972	580,792
Pool ZS4693, 3.00%, 12/01/46	1,355,458	1,104,454
Pool SD8037, 2.50%, 01/01/50	2,705,380	2,092,753
Pool RA2341, 2.50%, 04/01/50	2,338,350	1,800,707
Pool SD8104, 1.50%, 11/01/50	2,389,683	1,665,749
Pool RA4349, 2.50%, 01/01/51	1,204,233	939,636
Pool SD8141, 2.50%, 04/01/51	1,108,915	853,553
Pool SD8190, 3.00%, 01/01/52	2,154,395	1,736,974
Pool QE2363, 3.50%, 05/01/52	3,748,212	3,124,982
Pool RA7777, 4.50%, 08/01/52	3,217,801	2,879,289
Pool SD2066, 4.00%, 12/01/52	635,213	549,967
Pool SD3238, 5.50%, 12/01/52	2,067,055	1,962,428
Pool SD2617, 5.00%, 03/01/53	5,937,875	5,475,180
Pool RA8647, 4.50%, 05/01/53	2,345,322	2,096,515
Pool SD3786, 5.00%, 05/01/53	1,294,101	1,196,021
Pool RA9431, 5.50%, 07/01/53	3,437,611	3,271,922
Pool SD3745, 6.00%, 09/01/53	3,711,278	3,611,576

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$46,471,173

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 14.2%
Pool AE2520, 3.00%, 01/01/26	86,360	79,751
Pool 329794, 7.00%, 02/01/26	1,286	1,295
Pool 256639, 5.00%, 02/01/27	8,018	8,050
Pool 256752, 6.00%, 06/01/27	9,599	9,558
Pool 257007, 6.00%, 12/01/27	8,933	8,894
Pool 402255, 6.50%, 12/01/27	152	152
Pool AB8997, 2.50%, 04/01/28	44,644	41,331
Pool AS4480, 2.50%, 02/01/30	258,538	233,329
Pool AS7462, 2.50%, 06/01/31	125,897	110,813
Pool 254007, 6.50%, 10/01/31	3,266	3,355
Pool 254240, 7.00%, 03/01/32	10,381	10,274
Pool 638023, 6.50%, 04/01/32	29,833	30,569
Pool 642345, 6.50%, 05/01/32	18,794	19,265
Pool 651292, 6.50%, 07/01/32	41,032	41,937
Pool 686398, 6.00%, 03/01/33	47,792	48,794
Pool BP6496, 2.00%, 07/01/35	751,505	641,698
Pool MA4095, 2.00%, 08/01/35	946,479	808,162
Pool 745412, 5.50%, 12/01/35	14,529	14,562
Pool 888789, 5.00%, 07/01/36	78,971	75,703

Description	Par Value	Value

Pool 256515, 6.50%, 12/01/36	$5,427	$5,618
Pool AE0217, 4.50%, 08/01/40	37,563	34,493
Pool AB1796, 3.50%, 11/01/40	229,268	198,184
Pool AH5583, 4.50%, 02/01/41	100,525	92,571
Pool 890551, 4.50%, 08/01/41	23,728	22,005
Pool AL0658, 4.50%, 08/01/41	137,885	128,427
Pool AL1319, 4.50%, 10/01/41	167,170	153,998
Pool AL6302, 4.50%, 10/01/41	248,371	228,718
Pool AX5302, 4.00%, 01/01/42	421,475	373,206
Pool AK4523, 4.00%, 03/01/42	480,647	427,529
Pool AL2034, 4.50%, 04/01/42	63,085	58,758
Pool AB7936, 3.00%, 02/01/43	666,005	548,455
Pool AL3761, 4.50%, 02/01/43	69,332	64,534
Pool MA1458, 3.00%, 06/01/43	147,938	121,426
Pool AT7899, 3.50%, 07/01/43	1,022,949	881,071
Pool AS0302, 3.00%, 08/01/43	1,590,729	1,305,641
Pool AU4279, 3.00%, 09/01/43	330,343	271,133
Pool AL5537, 4.50%, 04/01/44	113,108	104,827
Pool AS3155, 4.00%, 08/01/44	16,173	14,361
Pool AX0833, 3.50%, 09/01/44	279,763	240,985
Pool AL6325, 3.00%, 10/01/44	1,018,096	835,489
Pool AS5136, 4.00%, 06/01/45	93,760	82,585
Pool AZ7362, 4.00%, 11/01/45	277,173	244,951
Pool AZ9565, 3.50%, 12/01/45	373,111	317,447
Pool BC0326, 3.50%, 12/01/45	329,342	280,198
Pool BC0245, 3.00%, 02/01/46	202,110	164,691
Pool BC0830, 3.00%, 04/01/46	305,621	249,037
Pool AS7568, 4.50%, 07/01/46	42,806	39,847
Pool BC4764, 3.00%, 10/01/46	418,338	340,869
Pool MA2771, 3.00%, 10/01/46	124,399	101,363
Pool AS8276, 3.00%, 11/01/46	423,643	345,185
Pool BC9003, 3.00%, 11/01/46	436,178	355,412
Pool BE1899, 3.00%, 11/01/46	1,680,206	1,369,054
Pool BE3767, 3.50%, 07/01/47	381,120	322,714
Pool BH2618, 3.50%, 08/01/47	110,970	93,964
Pool MA3088, 4.00%, 08/01/47	335,046	293,877
Pool BH4010, 4.50%, 09/01/47	328,455	300,532
Pool BH9215, 3.50%, 01/01/48	545,351	461,605
Pool BJ0650, 3.50%, 03/01/48	2,257,657	1,906,017
Pool BJ0639, 4.00%, 03/01/48	128,483	112,600
Pool BJ9169, 4.00%, 05/01/48	608,056	532,848
Pool BK4764, 4.00%, 08/01/48	557,622	488,646
Pool BN1628, 4.50%, 11/01/48	282,021	255,526
Pool BM5334, 3.50%, 01/01/49	527,474	448,537
Pool MA3871, 3.00%, 12/01/49	1,384,127	1,116,854
Pool CA5306, 3.00%, 03/01/50	1,185,613	956,397
Pool CA5353, 3.50%, 03/01/50	1,044,922	877,523
Pool MA4100, 2.00%, 08/01/50	1,286,444	948,150
Pool FM3989, 2.50%, 08/01/50	836,710	647,700
Pool CA6983, 2.00%, 09/01/50	2,280,344	1,697,303
Pool CA7106, 2.00%, 09/01/50	1,465,881	1,091,101
Pool MA4119, 2.00%, 09/01/50	964,496	710,800
Pool BQ2999, 2.50%, 10/01/50	1,953,982	1,518,414
Pool CA7383, 3.00%, 10/01/50	1,272,313	1,020,205
Pool CA7734, 2.50%, 11/01/50	1,383,954	1,072,032
Pool FM5297, 3.00%, 11/01/50	1,763,998	1,442,856
Pool MA4208, 2.00%, 12/01/50	995,028	733,324

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	8

Wilmington Broad Market Bond Fund (continued)

Description	Par Value	Value
Pool CA8021, 2.50%, 12/01/50	$3,918,419	$3,027,483
Pool FM5166, 3.00%, 12/01/50	898,041	720,910
Pool BQ4495, 2.00%, 02/01/51	5,441,868	4,015,106
Pool CA8929, 2.00%, 02/01/51	2,568,733	1,899,662
Pool FM6426, 2.00%, 03/01/51	2,238,605	1,668,615
Pool BR7857, 2.50%, 05/01/51	3,436,332	2,645,190
Pool FM7188, 2.50%, 05/01/51	2,417,209	1,895,619
Pool CB0727, 2.50%, 06/01/51	6,103,240	4,746,697
Pool FM8440, 2.50%, 08/01/51	1,381,873	1,074,330
Pool FM9949, 2.00%, 12/01/51	901,354	672,041
Pool FM9871, 2.50%, 12/01/51	6,171,869	4,800,218
Pool BU1416, 3.00%, 01/01/52	2,205,132	1,772,511
Pool FS0982, 3.00%, 03/01/52	1,836,663	1,478,934
Pool FS1571, 2.00%, 04/01/52	3,776,592	2,775,242
Pool CB3334, 3.50%, 04/01/52	5,641,421	4,724,079
Pool BV7245, 4.00%, 05/01/52	6,505,677	5,663,488
Pool MA4644, 4.00%, 05/01/52	1,302,126	1,127,263
Pool FS5113, 5.50%, 07/01/53	683,015	648,230

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$76,594,703

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.0%**
Pool 354765, 7.00%, 02/15/24	296	296
Pool 354827, 7.00%, 05/15/24	156	155
Pool 385623, 7.00%, 05/15/24	741	741
Pool 2077, 7.00%, 09/20/25	868	870
Pool 780825, 6.50%, 07/15/28	14,590	14,598
Pool 2616, 7.00%, 07/20/28	8,563	8,744
Pool 2701, 6.50%, 01/20/29	17,833	18,149
Pool 426727, 7.00%, 02/15/29	2,199	2,184
Pool 503405, 6.50%, 04/15/29	6,852	6,751
Pool 781231, 7.00%, 12/15/30	9,203	9,309

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$61,797

TOTAL MORTGAGE-BACKED SECURITIES (COST $151,245,564)		$123,127,673

MUNICIPAL BOND – 0.3%

GENERAL – 0.3%
New Jersey Transportation Trust Fund Authority, Current Refunding Revenue Bonds, (Series B), 4.13%, 06/15/42	2,500,000	1,908,086

TOTAL MUNICIPAL BOND (COST $2,500,000)		$1,908,086

U.S. TREASURY OBLIGATIONS – 32.6%

U.S. TREASURY BONDS – 8.6%
6.38%, 08/15/27	450,000	471,494
5.25%, 02/15/29	12,500,000	12,666,382
6.25%, 05/15/30	500,000	535,868
5.38%, 02/15/31#	600,000	616,611
2.00%, 11/15/41	985,000	610,231
2.38%, 02/15/42	2,000,000	1,321,619
3.00%, 05/15/42#	500,000	366,449
3.63%, 08/15/43	881,000	702,600
3.75%, 11/15/43	365,000	296,293
3.63%, 02/15/44	2,106,000	1,671,718
3.13%, 08/15/44	6,637,000	4,830,564
3.00%, 11/15/44	2,000,000	1,420,636

Description	Par Value	Value

2.50%, 02/15/45	$2,135,000	$1,377,686
3.00%, 05/15/45	2,000,000	1,413,772
2.88%, 08/15/45	300,000	206,626
3.00%, 11/15/45	765,000	538,022
2.50%, 02/15/46	280,000	178,101
3.00%, 02/15/47	1,098,000	763,141
3.00%, 05/15/47	1,695,000	1,176,223
2.75%, 11/15/47	2,235,000	1,470,946
1.25%, 05/15/50	3,300,000	1,451,000
1.38%, 08/15/50	3,000,000	1,365,049
1.63%, 11/15/50	2,500,000	1,223,906
2.00%, 08/15/51	13,255,000	7,168,798
3.63%, 05/15/53	3,035,000	2,365,703

TOTAL U.S. TREASURY BONDS		$46,209,438

U.S. TREASURY NOTES – 24.0%
2.38%, 08/15/24	600,000	585,674
0.38%, 04/30/25	250,000	232,682
2.13%, 05/15/25	2,800,000	2,673,422
2.00%, 08/15/25	945,000	894,765
2.25%, 11/15/25	730,000	690,635
1.63%, 02/15/26	8,000,000	7,418,724
1.63%, 05/15/26	5,470,000	5,038,448
4.75%, 07/15/26	3,000,000	2,967,278
2.00%, 11/15/26	4,180,000	3,841,860
2.25%, 02/15/27	5,030,000	4,633,396
1.13%, 02/28/27	250,000	221,616
0.50%, 06/30/27	450,000	384,712
3.13%, 08/31/27	15,000,000	14,092,029
2.25%, 11/15/27	300,000	271,343
2.75%, 02/15/28	6,750,000	6,202,301
4.00%, 02/29/28	10,000,000	9,671,449
1.25%, 06/30/28	500,000	425,213
2.88%, 08/15/28	5,000,000	4,576,383
4.38%, 08/31/28	5,500,000	5,394,993
1.38%, 10/31/28	8,000,000	6,768,776
3.13%, 11/15/28	350,000	322,770
2.38%, 05/15/29	7,900,000	6,943,534
1.63%, 08/15/29	5,000,000	4,193,091
1.50%, 02/15/30	5,000,000	4,088,217
3.50%, 04/30/30	3,500,000	3,225,473
0.63%, 05/15/30	550,000	419,282
1.13%, 02/15/31	4,000,000	3,098,133
1.63%, 05/15/31	10,000,000	7,964,147
1.38%, 11/15/31	1,880,000	1,443,220
1.88%, 02/15/32	6,000,000	4,769,190
2.75%, 08/15/32	7,000,000	5,922,909
4.13%, 11/15/32	4,000,000	3,768,683
3.38%, 05/15/33	7,000,000	6,190,514

TOTAL U.S. TREASURY NOTES		$129,334,862

TOTAL U.S. TREASURY OBLIGATIONS (COST $204,462,506)		$175,544,300

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

9	PORTFOLIOS OF INVESTMENTS

Wilmington Broad Market Bond Fund (continued)

Description	Number of Shares	Value

MONEY MARKET FUND – 1.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%^	7,840,384	$7,840,384

TOTAL MONEY MARKET FUND (COST $7,840,384)		$7,840,384

	Par Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 3.3%

REPURCHASE AGREEMENTS – 3.3%

Bank of America Securities, Inc., 5. 31%, dated 10/31/23, due 11/01/23, repurchase price $3,339,576, collateralized by U.S. Government Agency Securities, 2.00% to 6.50%, maturing 4/01/48 to 10/01/53; total market value of $3,405,865.	$3,339,083	3,339,083

BNP Paribas SA, 5.30%, dated 10/31/23, due 11/01/23, repurchase price $1,420,676, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 11/30/23 to 11/01/53; total market value of $1,448,876.	1,420,467	1,420,467

Deutsche Bank Securities, Inc., 5.31%, dated 10/31/23, due 11/01/23, repurchase price $3,339,576, collateralized by U.S. Government Agency Securities, 1.00% to 7.00%, maturing 9/01/28 to 1/01/61; total market value of $3,405,865.	3,339,083	3,339,083

Description	Par Value	Value

HSBC Securities USA, Inc., 5.31%, dated 10/31/23, due 11/01/23, repurchase price $3,272,784, collateralized by U.S. Government Agency Securities, 2.50% to 7.00%, maturing 6/20/33 to 10/20/53; total market value of $3,337,747.	$3,272,301	$3,272,301

National Bank Financial, 5.34%, dated 10/31/23, due 11/01/23, repurchase price $3,339,578, collateralized by U.S. Treasury Securities, 0.00% to 4.38%, maturing 11/01/23 to 9/09/49; total market value of $3,405,877.	3,339,083	3,339,083

RBC Dominion Securities, Inc., 5.31%, dated 10/31/23, due 11/01/23, repurchase price $3,339,576, collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 6.50%, maturing 11/07/23 to 8/20/53; total market value of $3,405,865.	3,339,083	3,339,083

TOTAL REPURCHASE AGREEMENTS (COST $18,049,100)		$18,049,100

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $18,049,100)		$18,049,100

TOTAL INVESTMENTS – 102.5% (COST $642,210,520)		$552,850,832

COLLATERAL FOR SECURITIES ON LOAN – (3.3%)		(18,049,100)
OTHER ASSETS LESS LIABILITIES – 0.8%		4,312,027

TOTAL NET ASSETS – 100.0%		$539,113,759

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Adjustable Rate Mortgage	$—	$5,371	$—	$5,371
Collateralized Mortgage Obligations	—	42,660	—	42,660
Corporate Bonds	—	210,125,771	—	210,125,771
Government Agencies	—	16,207,487	—	16,207,487
Mortgage-Backed Securities	—	123,127,673	—	123,127,673
Municipal Bond	—	1,908,086	—	1,908,086
U.S. Treasury Obligations	—	175,544,300	—	175,544,300
Money Market Fund	7,840,384	—	—	7,840,384
Repurchase Agreements	—	18,049,100	—	18,049,100

Total	$7,840,384	$545,010,448	$—	$552,850,832

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	10

Wilmington Broad Market Bond Fund (concluded)

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At October 31, 2023, these liquid restricted securities amounted to $7,240,259, representing 1.34% of total net assets.

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.

#	Security, or a portion thereof, is on loan. See Note 2 in Notes to Financial Statements.

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

BKNT	Bank Notes

GMTN	Global Medium Term Note

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

NA	National Association

PLC	Public Limited Company

RFUCCT1Y	Refinitiv USD IBOR Consumer Cash Fallbacks Term 1 Year

SOFR	Secured Overnight Financing Rate

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

11

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington Municipal Bond Fund

At October 31, 2023, the Fund’s portfolio composition was as follows (unaudited):

Percentage of Total Net Assets

General	20.8%

General Obligations	12.8%

Medical	10.4%

Higher Education	9.6%

Airport	7.9%

Transportation	5.2%

Water	4.8%

Development	4.3%

Multifamily Hsg	4.3%

Power	3.9%

Education	3.2%

School District	2.6%

Student Loan	2.4%

Tobacco Settlement	2.1%

Utilities	1.4%

Housing	0.8%

Pollution	0.8%

Exchange-Traded Funds	1.7%

Cash Equivalents(1)	1.2%

Other Assets and Liabilities - Net(2)	(0.2)%

TOTAL	100.0%

Credit Quality Diversification(3)	Percentage of Total Net Assets

AAA / Aaa	11.8%

AA / Aa	28.0%

A / A	41.2%

BBB / Baa	11.7%

Not Rated	7.5%

Other Assets and Liabilities - Net(2)	(0.2)%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2023 (unaudited)

Description	Number of Shares	Value

EXCHANGE-TRADED FUNDS – 1.7%

SPDR Nuveen Bloomberg High Yield Municipal Bond ETF	235,500	$5,444,760

TOTAL EXCHANGE-TRADED FUNDS (Cost $5,994,679)		$5,444,760

	Par Value

MUNICIPAL BONDS – 97.3%

ALABAMA – 0.3%

HIGHER EDUCATION – 0.3%

University of South Alabama, AL, Advance Refunding Revenue Bonds, (AGM), 5.00%, 11/01/31	$1,000,000	1,017,740

TOTAL ALABAMA		$1,017,740

Description	Par Value	Value

ALASKA – 0.6%

HIGHER EDUCATION – 0.6%
University of Alaska, AK, Revenue Bonds, (Series T), 5.00%, 10/01/29	$1,810,000	$1,821,429

TOTAL ALASKA		$1,821,429

ARIZONA – 3.4%

DEVELOPMENT – 0.4%

Chandler Industrial Development Authority, AZ, Revenue Bonds, (Intel Corp. Project), 4.10%, 12/01/37	1,000,000	972,816

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	12

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

Industrial Development Authority of the City of Phoenix Arizona, IDA, Stadium Revenue Bonds, (Bank One Ballpark Project), (AMBAC), Prerefunded/ETM, 6.85%, 12/01/25	$90,000	$90,426

TOTAL DEVELOPMENT		$1,063,242

EDUCATION – 1.3%
Arizona Industrial Development Authority, AZ, Revenue Bonds, (Equitable School Revolving Fund), (Series A) 5.00%, 11/01/26	1,000,000	1,015,778
5.00%, 11/01/30	1,000,000	1,027,548
5.00%, 11/01/32	865,000	886,112
La Paz County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Charter School Solutions - Harmony Public Schools Project), (Series A), 5.00%, 02/15/28	1,300,000	1,293,775

TOTAL EDUCATION		$4,223,213

MEDICAL – 0.7%
Maricopa County Industrial Development Authority, AZ, IDA, Revenue Bonds, (Honor Health), (Series A)
5.00%, 09/01/34	1,000,000	1,023,655
5.00%, 09/01/35	725,000	738,067
5.00%, 09/01/36	500,000	504,767

TOTAL MEDICAL		$2,266,489

UTILITIES – 1.0%
Mesa, AZ, Utility System Revenue, Current Refunding Revenue Bonds, (Series C), 5.00%, 07/01/36	3,000,000	3,199,751

TOTAL ARIZONA		$10,752,695

CALIFORNIA – 0.8%

AIRPORT – 0.8%
City of Los Angeles Department of Airports, CA, Current Refunding Revenue Bonds, (Series B), 5.00%, 05/15/32	800,000	812,334

City of Los Angeles Department of Airports, CA, Revenue Bonds 4.00%, 05/15/35	600,000	562,761
4.00%, 05/15/36	800,000	735,046
4.00%, 05/15/37	500,000	450,492

TOTAL CALIFORNIA		$2,560,633

COLORADO – 4.7%

AIRPORT – 0.8%
City & County of Denver, CO, Airport System Revenue Bonds, (Sub-Series A), 5.00%, 12/01/31	2,500,000	2,531,426

HIGHER EDUCATION – 0.7%
Colorado Educational & Cultural Facilities Authority, CO, Refunding Revenue Bonds, (University of Denver Project), (NATL), 5.00%, 03/01/35	2,000,000	2,090,942

MEDICAL – 1.6%
Colorado Health Facilities Authority, CO, Refunding Revenue Bonds, Intermountain Healthcare, 5.00%, 05/15/62	3,000,000	3,124,574

Description	Par Value	Value

Colorado Health Facilities Authority, CO, Revenue Bonds, (CommonSpirit Health), (Series B-2), 5.00%, 08/01/49	$2,000,000	$2,018,707

TOTAL MEDICAL		$5,143,281

MULTIFAMILY HSG – 0.3%
Colorado Housing and Finance Authority, CO, Revenue Bonds, (Wintergreen Ridge Apartments Project), 4.00%, 05/01/41	1,000,000	984,621

TRANSPORTATION – 0.8%
E-470 Public Highway Authority, CO, Current Refunding Revenue Bonds, (Series A) 5.00%, 09/01/27	1,000,000	1,041,476
5.00%, 09/01/34	1,300,000	1,379,757

TOTAL TRANSPORTATION		$2,421,233

WATER – 0.5%
City & County of Denver, CO, Board of Water Commissioners, Refunding Revenue Bonds, (Series B), 4.00%, 09/15/33	1,750,000	1,749,141

TOTAL COLORADO		$14,920,644

CONNECTICUT – 2.1%

GENERAL OBLIGATIONS – 0.8%
State of Connecticut, CT, GO Unlimited, Public Improvements, AD Valorem Property Tax, (Series 2021 A), 3.00%, 01/15/35	2,900,000	2,445,211

HIGHER EDUCATION – 0.8%
Connecticut State Health & Educational Facilities Authority, CT, Advance Refunding Revenue Bonds, (Fairfield University), (Series R), 5.00%, 07/01/31	1,385,000	1,424,302

University of Connecticut, CT, Revenue Bonds, (Series A), 5.00%, 01/15/33	1,000,000	1,022,888

TOTAL HIGHER EDUCATION		$2,447,190

MEDICAL – 0.5%
Connecticut State Health & Educational Facilities Authority, CT, Current Refunding Revenue Bonds, (Stamford Hospital), (Series L-1)
4.00%, 07/01/28	685,000	663,471
4.00%, 07/01/29	500,000	480,444
4.00%, 07/01/30	600,000	571,549

TOTAL MEDICAL		$1,715,464

TOTAL CONNECTICUT		$6,607,865

DISTRICT OF COLUMBIA – 1.1%

GENERAL – 0.6%
Washington Convention & Sports Authority, DC, Current Refunding Revenue Bonds, (Series A)
5.00%, 10/01/30	610,000	649,930
5.00%, 10/01/31	875,000	930,281
5.00%, 10/01/32	500,000	529,365

TOTAL GENERAL		$2,109,576

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

13	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

TRANSPORTATION – 0.5%
Washington Metropolitan Area Transit Authority, DC, Revenue Bonds, (Series B), 5.00%, 07/01/30	$1,500,000	$1,538,126

TOTAL DISTRICT OF COLUMBIA		$3,647,702

FLORIDA – 3.8%

AIRPORT – 0.3%
Greater Orlando Aviation Authority, FL, Airport System Revenue Bonds, (Series A), 5.00%, 10/01/26	1,000,000	1,016,235

GENERAL OBLIGATIONS – 0.9%
Miami-Dade County, FL, GO Unlimited, AD Valorem Property Tax, 5.00%, 07/01/33	1,000,000	1,020,759

State of Florida, FL, GO Unlimited, Current Refunding, (Series D), 4.00%, 06/01/34	1,975,000	1,961,698

TOTAL GENERAL OBLIGATIONS		$2,982,457

HIGHER EDUCATION – 1.5%
Davie Florida Education Facilities, FL, Revenue Bonds, (Nova Southeastern University Project) 5.00%, 04/01/28	750,000	767,891
5.00%, 04/01/30	750,000	765,737
5.00%, 04/01/31	750,000	765,857
5.00%, 04/01/33	750,000	766,556

Florida Higher Educational Facilities Financial Authority, FL, Revenue Bonds, (Educational Facilities Ringling College Project), 5.00%, 03/01/28	1,600,000	1,611,527

TOTAL HIGHER EDUCATION		$4,677,568

HOUSING – 0.3%
Florida Gulf Coast University Financing Corp., FL, Current Refunding Revenue Bonds, (Housing Project), (Series A) 5.00%, 02/01/25	500,000	504,114
5.00%, 02/01/26	500,000	506,489

TOTAL HOUSING		$1,010,603

MULTIFAMILY HSG – 0.8%
Miami-Dade County Housing Finance Authority, FL, Revenue Bonds, (HUD SECT 8), 5.00%, 10/01/26	2,500,000	2,531,427

TOTAL FLORIDA		$12,218,290

GEORGIA – 3.1%

GENERAL – 3.1%
Georgia Local Government, GA, Certificates of Participation, (Grantor Trust), (Series A), (NATL), 4.75%, 06/01/28	3,085,000	3,054,538

Main Street Natural Gas, Inc., GA, Revenue Bonds, (Series B), 5.00%, 07/01/53	1,000,000	993,968

Main Street Natural Gas, Inc., GA, Revenue Bonds, Natural Gas Utility Improvements, (Series A) 4.00%, 07/01/52	3,000,000	2,887,382
5.00%, 06/01/53	3,000,000	2,951,814

TOTAL GEORGIA		$9,887,702

Description	Par Value	Value

IDAHO – 0.9%

HIGHER EDUCATION – 0.9%
Idaho Housing & Finance Association, ID, Current Refunding Revenue Bonds, (The College of Idaho Project), 5.38%, 11/01/38	$3,000,000	$2,894,387

TOTAL IDAHO		$2,894,387

ILLINOIS – 8.1%

GENERAL – 3.1%
Metropolitan Pier & Exposition Authority, IL, Revenue Bonds, Public Improvements, (McCormick Place Convention), Prerefunded/ETM, 7.00%, 07/01/26	4,875,000	5,082,055

Regional Transportation Authority, IL, Revenue Bonds, (Series A), (BHAC-CR FGIC), 6.00%, 07/01/31	1,450,000	1,619,908

Sales Tax Securitization Corp., IL, Current Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/26	2,000,000	2,036,344

Sales Tax Securitization Corp., IL, Refunding Revenue Bonds, (Second Lien), (Series A), 5.00%, 01/01/28	1,000,000	1,035,351

TOTAL GENERAL		$9,773,658

GENERAL OBLIGATIONS – 4.2%
Chicago Park District, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series D), 5.00%, 01/01/26	1,250,000	1,246,094

Chicago, IL, GO Unlimited, Current Refunding, AD Valorem Property Tax, (Series A) 5.00%, 01/01/25	3,000,000	3,015,965
5.00%, 01/01/32	3,000,000	3,050,485

State of Illinois, IL, GO Unlimited, Current Refunding, (Series A) 5.00%, 10/01/29	2,000,000	2,053,459
5.00%, 10/01/33	1,000,000	1,012,933

State of Illinois, IL, GO Unlimited, (Series D), 5.00%, 11/01/28	3,000,000	3,067,975

TOTAL GENERAL OBLIGATIONS		$13,446,911

MULTIFAMILY HSG – 0.3%
Illinois Housing Development Authority, IL, Revenue Bonds, Ogden Commons, 4.00%, 07/01/43	1,000,000	983,266

TRANSPORTATION – 0.5%
Regional Transportation Authority, IL, Revenue Bonds, (Series B), 5.00%, 06/01/33	1,450,000	1,521,001

TOTAL ILLINOIS		$25,724,836

INDIANA – 2.0%

DEVELOPMENT – 2.0%
Whiting, IN, Current Refunding Revenue Bonds, (BP Products North America Inc., Project), 5.00%, 12/01/44	6,500,000	6,491,893

TOTAL INDIANA		$6,491,893

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	14

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

IOWA – 0.9%

EDUCATION – 0.9%
Waterloo Community School District Infrastructure Sales Services & Use Tax, IA, Revenue Bonds, (AGM), 4.00%, 07/01/29	$3,000,000	$2,970,418

TOTAL IOWA		$2,970,418

KENTUCKY – 1.5%

GENERAL – 1.5%
Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series A), 4.00%, 08/01/52	3,000,000	2,773,035

Kentucky Public Energy Authority, KY, Revenue Bonds, Natural Gas Utility Improvements, (Series C), 4.00%, 02/01/50	2,000,000	1,898,174

TOTAL KENTUCKY		$4,671,209

MARYLAND – 0.8%

AIRPORT – 0.8%
Maryland State Department of Transportation, MD, Revenue Bonds, (Baltimore Washington International), (Series B) 5.00%, 08/01/28	730,000	743,922
5.00%, 08/01/29	500,000	511,011
5.00%, 08/01/30	515,000	526,528
5.00%, 08/01/31	650,000	666,061

TOTAL MARYLAND		$2,447,522

MASSACHUSETTS – 2.8%

GENERAL – 1.0%
Commonwealth of Massachusetts, MA, Refunding Revenue Bonds, (BHAC-CR FGIC), 5.50%, 01/01/34	2,790,000	3,120,126

HIGHER EDUCATION – 0.7%
Massachusetts Development Finance Agency, MA, Current Refunding Revenue Bonds, (Simmons University), (Series L) 5.00%, 10/01/30	1,180,000	1,186,082
5.00%, 10/01/31	1,000,000	1,003,534

TOTAL HIGHER EDUCATION		$2,189,616

MEDICAL – 0.3%
Massachusetts Development Finance Agency, MA, Advance Refunding Revenue Bonds, (Care Group), (Series I), 5.00%, 07/01/33	1,000,000	1,007,107

STUDENT LOAN – 0.8%
Massachusetts Educational Financing Authority, MA, Revenue Bonds, (Series B) 5.00%, 07/01/33	1,800,000	1,804,391
4.25%, 07/01/44	1,000,000	915,237

TOTAL STUDENT LOAN		$2,719,628

TOTAL MASSACHUSETTS		$9,036,477

Description	Par Value	Value

MICHIGAN – 4.0%

MULTIFAMILY HSG – 1.4%
Michigan State Housing Development Authority, MI, Revenue Bonds, (Clark Road Senior Apartment Project), 4.50%, 12/01/42	$4,300,000	$4,268,840

SCHOOL DISTRICT – 1.0%
Kalamazoo Public Schools, MI, GO Unlimited, AD Valorem Property Tax 4.00%, 05/01/33	1,330,000	1,304,199
4.00%, 05/01/34	1,000,000	964,119

Saginaw City School District, MI, GO Unlimited, School Improvements, AD Valorem Property Tax, (Qualified School Bond Loan Fund), 4.00%, 05/01/35	1,000,000	952,972

TOTAL SCHOOL DISTRICT		$3,221,290

WATER – 1.6%
Detroit Sewage Disposal System, MI, Revenue Bonds, (Second Lien), (Series B), (AGC-ICC FGIC) AGC, 5.50%, 07/01/29	145,000	147,806

Great Lakes Water Authority Sewage Disposal System Revenue, MI, Advance Refunding Revenue Bonds, (Senior Lien), (Series B), 5.00%, 07/01/30	3,500,000	3,581,320

Michigan Finance Authority, MI, Current Refunding Revenue Bonds, (Local Government Loan Program), (Series C), 5.00%, 07/01/34	1,450,000	1,460,676

TOTAL WATER		$5,189,802

TOTAL MICHIGAN		$12,679,932

MINNESOTA – 2.1%

GENERAL OBLIGATIONS – 0.6%
State of Minnesota, MN, GO Unlimited, AD Valorem Property Tax, (Series A), 4.00%, 09/01/38	2,000,000	1,874,973

MEDICAL – 0.8%
Rochester, MN, Current Refunding Revenue Bonds, (Mayo Clinic), 4.00%, 11/15/39	3,000,000	2,699,946

MULTIFAMILY HSG – 0.7%
Coon Rapids, MN, Multi Family Revenue Bonds, (Galway Place Community Plaza Projects), (Series A), 2.70%, 08/01/35	2,583,378	2,146,457

TOTAL MINNESOTA		$6,721,376

NEVADA – 1.2%

GENERAL OBLIGATIONS – 1.2%
Las Vegas Valley Water District, NV, GO Limited, AD Valorem Property Tax, (Series A), 4.00%, 06/01/46	1,250,000	1,071,789

Las Vegas Valley Water District, NV, GO Limited, Current Refunding, AD Valorem Property Tax, (Series C), 4.00%, 06/01/37	3,000,000	2,827,875

TOTAL NEVADA		$3,899,664

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

15	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

NEW HAMPSHIRE – 0.8%

POLLUTION – 0.8%
New Hampshire Business Finance Authority, NH, Revenue Bonds, (Waste Management), 3.13%, 08/01/24	$2,750,000	$2,711,323

TOTAL NEW HAMPSHIRE		$2,711,323

NEW JERSEY – 5.1%

GENERAL – 2.9%
Garden State Preservation Trust, NJ, Revenue Bonds, (2005 Series A), (AGM), 5.75%, 11/01/28	3,000,000	3,131,687

New Jersey Economic Development Authority, NJ, Current Refunding Revenue Bonds, (Series A), 5.00%, 06/15/24	225,000	226,344

New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Series A), (Transportation System)
5.00%, 12/15/28	2,135,000	2,231,448
5.00%, 12/15/34	3,000,000	3,076,705
New Jersey Transportation Trust Fund Authority, NJ, Current Refunding Revenue Bonds, (Transportation System), 5.00%, 12/15/32	500,000	520,577

TOTAL GENERAL		$9,186,761

HIGHER EDUCATION – 1.0%

Gloucester County Improvement Authority, NJ, Advance Refunding Revenue Bonds, (Rowan University Project), (Series B), ETM, 5.00%, 07/01/27	2,000,000	2,020,128

New Jersey Educational Facilities Authority, NJ, Revenue Bonds, (Series A), (Stevens Institute of Technology), 5.00%, 07/01/31	1,000,000	1,013,107

TOTAL HIGHER EDUCATION		$3,033,235

MULTIFAMILY HSG – 0.1%
New Jersey Housing & Mortgage Finance Agency, NJ, Current Refunding Revenue Bonds, (Series A), 3.60%, 11/01/33	400,000	360,142

SCHOOL DISTRICT – 0.2%
Newark Board of Education, NJ, GO Unlimited, AD Valorem Property Tax, (Sustainability Bonds), (BAM)
5.00%, 07/15/28	250,000	259,643
5.00%, 07/15/29	250,000	260,451
5.00%, 07/15/30	250,000	261,880

TOTAL SCHOOL DISTRICT		$781,974

STUDENT LOAN – 0.9%
New Jersey Higher Education Student Assistance Authority, NJ, Current Refunding Revenue Bonds, (Series B)
5.00%, 12/01/26	2,000,000	2,014,880
4.00%, 12/01/44	1,000,000	886,690

TOTAL STUDENT LOAN		$2,901,570

TOTAL NEW JERSEY		$16,263,682

Description	Par Value	Value

NEW YORK – 7.6%

AIRPORT – 1.1%
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (207th Series)
4.00%, 03/15/30	$1,000,000	$960,114
5.00%, 09/15/31	2,500,000	2,535,399

TOTAL AIRPORT		$3,495,513

DEVELOPMENT – 1.0%
New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	3,000,000	3,147,432

GENERAL – 2.9%

New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Revenue Bonds, (Series D), 4.00%, 11/01/46	990,000	846,952

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	2,500,000	2,285,484

New York State Thruway Authority, NY, Refunding Revenue Bonds, (Series A), 5.00%, 03/15/33	4,000,000	4,347,740

New York State Urban Development Corp., NY, Revenue Bonds, Personal Income Tax, (Series A), 4.00%, 03/15/38	2,005,000	1,839,605

TOTAL GENERAL		$9,319,781

GENERAL OBLIGATIONS – 1.0%
New York City, NY, GO Unlimited, AD Valorem Property Tax, (Series A)
5.00%, 09/01/36	1,600,000	1,694,006
4.00%, 08/01/37	1,500,000	1,394,020

TOTAL GENERAL OBLIGATIONS		$3,088,026

HIGHER EDUCATION – 0.7%

New York State Dormitory Authority, NY, Refunding Revenue Bonds, (Series C), (NATL), 5.25%, 07/01/30	1,040,000	1,083,303

Tompkins County Development Corp., NY, Current Refunding Revenue Bonds, (Ithaca College Project), 5.00%, 07/01/30	990,000	1,011,867

TOTAL HIGHER EDUCATION		$2,095,170

HOUSING – 0.5%
Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (Series A), (UBF Faculty-Student Housing Corp.), (AGM), 5.00%, 10/01/32	1,660,000	1,733,006

MULTIFAMILY HSG – 0.4%
New York State Housing Finance Agency, NY, Revenue Bonds, (Series A), (SONYMA HUD SECT 8), 3.75%, 11/01/62	1,405,000	1,341,924

TOTAL NEW YORK		$24,220,852

NORTH CAROLINA – 1.8%

POWER – 1.4%
North Carolina Municipal Power Agency No. 1, NC, Current Refunding Revenue Bonds, (Series A), 5.00%, 01/01/32	4,250,000	4,463,770

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	16

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

TRANSPORTATION – 0.4%
North Carolina Turnpike Authority, NC, Current Refunding Revenue Bonds, (Senior Lien), (AGM), 5.00%, 01/01/32	$1,250,000	$1,297,793

TOTAL NORTH CAROLINA		$5,761,563

OHIO – 3.9%

GENERAL OBLIGATIONS – 0.7%
State of Ohio, OH, GO Unlimited, Public Improvements, (Series A) 5.00%, 03/01/34	1,000,000	1,094,377
5.00%, 03/01/35	1,000,000	1,089,788

TOTAL GENERAL OBLIGATIONS		$2,184,165

HIGHER EDUCATION – 0.9%
Ohio Higher Educational Facility Commission, OH, Current Refunding Revenue Bonds, University & College Improvements, (University of Dayton 2020), 5.00%, 02/01/34	1,000,000	1,036,984
Ohio State University (The), OH, Revenue Bonds, (Series A), (Multiyear Debt ISS), 4.00%, 12/01/43	2,000,000	1,767,401

TOTAL HIGHER EDUCATION		$2,804,385

MEDICAL – 1.3%
Montgomery County, OH, Current Refunding Revenue Bonds, (Premier Health Partners Obligated Group), 5.00%, 11/15/28	3,035,000	3,083,523
Montgomery County, OH, Hospital Improvement Revenue Bonds, (Unrefunded - Catholic Health Initiatives), Prerefunded/ETM, 5.25%, 05/01/29	5,000	5,002
State of Ohio, OH, Refunding Revenue Bonds, (Cleveland Clinic Health System Obligated Group), 4.00%, 01/01/34	1,250,000	1,184,718

TOTAL MEDICAL		$4,273,243

POWER – 1.0%
American Municipal Power, Inc., OH, Current Refunding Revenue Bonds, (Prairie State Energy Campus Project), (Series A), 5.00%, 02/15/32	3,000,000	3,145,677

TOTAL OHIO		$12,407,470

OKLAHOMA – 1.0%

GENERAL – 1.0%
Canadian County Educational Facilities Authority, OK, Revenue Bonds, (Mustang Public Schools Project), (Series A), 5.25%, 09/01/34	3,000,000	3,156,671

TOTAL OKLAHOMA		$3,156,671

OREGON – 0.3%

GENERAL – 0.3%
Oregon State Lottery, OR, Revenue Bonds, (Series A), (MORAL OBLG), 5.00%, 04/01/39	1,000,000	1,046,786

TOTAL OREGON		$1,046,786

Description	Par Value	Value

PENNSYLVANIA – 10.9%

AIRPORT – 1.4%
Allegheny County Airport Authority, PA, Revenue Bonds, (Series A)
5.00%, 01/01/28	$1,500,000	$1,524,281
4.00%, 01/01/38	1,500,000	1,321,341
Philadelphia Airport, PA, Refunding Revenue Bonds, (Series B), 5.00%, 07/01/30	1,500,000	1,509,444

TOTAL AIRPORT		$4,355,066

DEVELOPMENT – 0.9%
Pennsylvania Economic Development Financing Authority, PA, Resource Recovery Improvement Revenue Bonds, (Waste Management Inc., Project), (Series A), 1.75%, 08/01/38	3,000,000	2,934,397

GENERAL – 1.8%
Delaware Valley Regional Finance Authority, PA, Refunding Revenue Bonds, (Series A), 4.00%, 03/01/35	3,000,000	2,856,652
Sports & Exhibition Authority of Pittsburgh and Allegheny County, PA, Current Refunding Revenue Bonds, (AGM), 5.00%, 02/01/26	2,930,000	2,991,306

TOTAL GENERAL		$5,847,958

HIGHER EDUCATION – 1.5%
Lackawanna County Industrial Development Authority, PA, Advance Refunding Revenue Bonds, (Scranton University), 5.00%, 11/01/30	1,000,000	1,023,603
Montgomery County Higher Education and Health Authority, PA, Current Refunding Revenue Bonds, (AICUP Financing Program) , 5.00%, 05/01/35	1,130,000	1,073,130
Pennsylvania Higher Educational Facilities Authority, PA, Current Refunding Revenue Bonds, (Ursinus College Project), (Series A)
5.00%, 11/01/25	700,000	698,885
5.00%, 11/01/26	350,000	349,403
5.00%, 11/01/27	600,000	599,081
5.00%, 11/01/28	1,100,000	1,097,173

TOTAL HIGHER EDUCATION		$4,841,275

MEDICAL – 0.8%
Hospitals & Higher Education Facilities Authority of Philadelphia, PA, Current Refunding Revenue Bonds, (AGM), 5.00%, 07/01/35	2,500,000	2,559,133

TOBACCO SETTLEMENT – 0.3%
Commonwealth Financing Authority, PA, Revenue Bonds, (Tobacco Master Settlement Payment), 5.00%, 06/01/34	1,000,000	1,021,823

TRANSPORTATION – 1.1%
Pennsylvania Turnpike Commission, PA, Advance Refunding Revenue Bonds, (2nd Series), Motor License Fund Enhanced, 5.00%, 12/01/32	2,000,000	2,071,310
Pennsylvania Turnpike Commission, PA, Refunding Revenue Bonds, Public Improvements, (Series B) 5.00%, 12/01/35	500,000	535,127

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

17	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

5.00%, 12/01/36	$500,000	$525,592
5.00%, 12/01/37	500,000	522,320

TOTAL TRANSPORTATION		$3,654,349

UTILITIES – 0.4%
Philadelphia Gas Works Co., PA, Revenue Bonds, Natural Gas Utility Improvements, (1998 General Ordinance), (15th Series), 5.00%, 08/01/26	1,100,000	1,125,617

WATER – 2.7%
Philadelphia Water & Wastewater, PA, Advance Refunding Revenue Bonds, (Series B), 5.00%, 11/01/31	5,655,000	5,849,769
Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (First Lien), (Series B), (AGM)
5.00%, 09/01/38	1,250,000	1,305,405
5.00%, 09/01/39	1,000,000	1,037,901
Pittsburgh Water & Sewer Authority, PA, Current Refunding Revenue Bonds, (Sub-Series B), (AGM), 5.00%, 09/01/33	340,000	365,138

TOTAL WATER		$8,558,213

TOTAL PENNSYLVANIA		$34,897,831

SOUTH CAROLINA – 1.8%

TOBACCO SETTLEMENT – 1.8%
Tobacco Settlement Revenue Management Authority, SC, Revenue Bonds, (Series B), Prerefunded/ETM, 6.38%, 05/15/30	5,215,000	5,858,300

TOTAL SOUTH CAROLINA		$5,858,300

TENNESSEE – 0.4%

AIRPORT – 0.4%
Memphis-Shelby County Airport Authority, TN, Revenue Bonds, (Series A), 5.00%, 07/01/32	1,100,000	1,123,152

TOTAL TENNESSEE		$1,123,152

TEXAS – 9.5%

AIRPORT – 0.6%
Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series A), 4.00%, 11/01/35	1,000,000	961,812
Dallas Fort Worth International Airport, TX, Current Refunding Revenue Bonds, (Series B), 5.00%, 11/01/38	1,000,000	1,029,508

TOTAL AIRPORT		$1,991,320

EDUCATION – 1.0%
Arlington Higher Education Finance Corp., TX, Revenue Bonds, (Trinity Basin Preparatory, Inc.), (PSF-GTD)
5.00%, 08/15/39	500,000	511,329
5.00%, 08/15/40	500,000	509,145
Clifton Higher Education Finance Corp., TX, Revenue Bonds, (Idea Public Schools)
5.00%, 08/15/27	1,000,000	1,037,344
5.00%, 08/15/29	1,000,000	1,042,232

TOTAL EDUCATION		$3,100,050

Description	Par Value	Value

GENERAL – 0.6%
Dallas, TX, Current Refunding Revenue Bonds, Hotel Occupancy Tax
4.00%, 08/15/31	$1,000,000	$944,933
4.00%, 08/15/32	1,000,000	933,376

TOTAL GENERAL		$1,878,309

GENERAL OBLIGATIONS – 3.4%
Dallas, TX, GO Limited, AD Valorem Property Tax, (Series A)
5.00%, 02/15/40	1,250,000	1,281,949
5.00%, 02/15/41	1,000,000	1,021,380
Martin County Hospital District, TX, GO Limited, Current Refunding, AD Valorem Property Tax
4.00%, 04/01/24	100,000	99,806
4.00%, 04/01/25	100,000	99,907
4.00%, 04/01/26	100,000	99,231
4.00%, 04/01/27	100,000	99,420
4.00%, 04/01/28	535,000	530,958
4.00%, 04/01/29	100,000	98,847
4.00%, 04/01/30	100,000	98,511
4.00%, 04/01/31	350,000	338,442
4.00%, 04/01/32	100,000	95,481
4.00%, 04/01/33	495,000	466,533
4.00%, 04/01/34	100,000	93,144
4.00%, 04/01/35	100,000	92,020
4.00%, 04/01/36	380,000	341,647
State of Texas, TX, GO Unlimited, (Series A), 4.50%, 08/01/29	2,125,000	2,147,530
State of Texas, TX, GO Unlimited, Current Refunding, (Series B), 5.00%, 08/01/29	3,735,000	3,863,042

TOTAL GENERAL OBLIGATIONS		$10,867,848

MEDICAL – 1.2%
Harris County Health Facilities Development Corp., TX, Refunding Revenue Bonds, School Health Care System (Series B) 5.75%, 07/01/27	1,035,000	1,066,971
6.25%, 07/01/27	1,100,000	1,141,784
Tarrant County Cultural Education Facilities Finance Corp., TX, Revenue Bonds, (Christus Health), (Series B), 5.00%, 07/01/32	1,465,000	1,498,835

TOTAL MEDICAL		$3,707,590

MULTIFAMILY HSG – 0.3%
El Paso Housing Finance Corp., TX, Revenue Bonds, (HUD SECT 8), 4.50%, 03/01/26	1,000,000	995,772

SCHOOL DISTRICT – 0.5%
Hays Consolidated Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/37	1,000,000	949,320
Royal Independent School District, TX, GO Unlimited, AD Valorem Property Tax, (Permanent School Fund - Guaranteed), 4.00%, 02/15/48	1,000,000	837,316

TOTAL SCHOOL DISTRICT		$1,786,636

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	18

Wilmington Municipal Bond Fund (continued)

Description	Par Value	Value

STUDENT LOAN – 0.7%
Brazos Higher Education Authority, Inc., TX, Revenue Bonds, (Series 1A), 5.13%, 04/01/43	$2,295,000	$2,224,377

TRANSPORTATION – 1.2%
Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Senior Lien), 5.00%, 01/01/33	1,470,000	1,514,321
Central Texas Regional Mobility Authority, TX, Highways Improvement Revenue Bonds, (Series F), 5.00%, 01/01/25	1,000,000	1,003,944
Central Texas Turnpike System, TX, Revenue Bonds, (Series C), 5.00%, 08/15/32	1,225,000	1,207,002

TOTAL TRANSPORTATION		$3,725,267

TOTAL TEXAS		$30,277,169

UTAH – 4.1%

AIRPORT – 1.7%
Salt Lake City, UT, Revenue Bonds, (Series A)
5.00%, 07/01/32	3,000,000	3,028,460
5.00%, 07/01/33	2,500,000	2,522,898

TOTAL AIRPORT		$5,551,358

MEDICAL – 2.4%
Salt Lake County, UT, Revenue Bonds, (IHC Health Services), (AMBAC), Prerefunded/ETM
5.40%, 02/15/28	2,500,000	2,535,527
5.13%, 02/15/33	5,090,000	5,146,601

TOTAL MEDICAL		$7,682,128

TOTAL UTAH		$13,233,486

WASHINGTON – 5.1%

GENERAL – 2.0%
Central Puget Sound Regional Transit Authority, WA, Revenue Bonds, (NATL), 4.75%, 02/01/28	6,245,000	6,241,586

MEDICAL – 0.5%
Washington Health Care Facilities Authority, WA, Advance Refunding Revenue Bonds, (Overlake Hospital Medical Center), 5.00%, 07/01/33	1,750,000	1,710,952

POWER – 1.0%
Energy Northwest, WA, Current Refunding Revenue Bonds, Columbia Generating Station, 5.00%, 07/01/33	3,000,000	3,268,021

Description	Par Value	Value

SCHOOL DISTRICT – 0.9%
Clark County School District No. 114 Evergreen, WA, GO Unlimited, AD Valorem Property Tax, (SCH BD GTY), 4.00%, 12/01/33	$3,000,000	$2,971,397

TRANSPORTATION – 0.7%
Port of Seattle, WA, Revenue Bonds, 5.00%, 04/01/29	2,090,000	2,136,627

TOTAL WASHINGTON		$16,328,583

WISCONSIN – 0.8%

MEDICAL – 0.3%
Public Finance Authority, WI, Revenue Bonds, (The Obligated Group of National Senior Communities, Inc.)
4.00%, 01/01/32	500,000	467,171
4.00%, 01/01/33	500,000	463,515

TOTAL MEDICAL		$930,686

POWER – 0.5%
Public Finance Authority, WI, Refunding Revenue Bonds, (Duke Energy Progress Project), (Series P), 3.30%, 10/01/46	1,750,000	1,705,831

TOTAL WISCONSIN		$2,636,517

TOTAL MUNICIPAL BONDS (Cost $339,686,276)		$310,895,799

	Number of Shares

MONEY MARKET FUND – 1.2%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%^	3,833,145	3,833,145

TOTAL MONEY MARKET FUND (Cost $3,833,145)		$3,833,145

TOTAL INVESTMENTS – 100.2% (Cost $349,514,100)		$320,173,704

OTHER ASSETS LESS LIABILITIES – (0.2)%		(596,116)

TOTAL NET ASSETS – 100.0%		$319,577,588

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

19	PORTFOLIOS OF INVESTMENTS

Wilmington Municipal Bond Fund (concluded)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Exchange-Traded Funds	$5,444,760	$—	$—	$5,444,760
Municipal Bonds	—	310,895,799	—	310,895,799
Money Market Fund	3,833,145	—	—	3,833,145

Total	$9,277,905	$310,895,799	$—	$320,173,704

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AGC	Assured Guaranty Corporation

AGM	Assured Guaranty Municipal

AMBAC	American Municipal Bond Assurance Corporation

BAM	Build America Mutual Assurance Company

BHAC	Berkshire Hathaway Assurance Corporation

CR	Custodial Receipts

ETF	Exchange-Traded Fund

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Corporation

GO	General Obligation

ICC	Insured Custody Certificates

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

SCH BD GTY	School Bond Guaranty

SPDR	Standard & Poor’s Depositary Receipt

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

20

PORTFOLIO OF INVESTMENTS SUMMARY TABLE

Wilmington New York Municipal Bond Fund

At October 31, 2023, the Fund’s portfolio composition was as follows (unaudited):

Percentage of
Total Net Assets

General	22.6%

Higher Education	18.2%

General Obligations	9.1%

Medical	7.7%

Multifamily Hsg	6.8%

Transportation	6.2%

Education	5.6%

Development	4.1%

Utilities	3.8%

Housing	2.5%

Power	2.5%

Airport	2.5%

School District	2.1%

Water	2.0%

Cash Equivalents(1)	3.0%

Other Assets and Liabilities - Net(2)	1.3%

TOTAL	100.0%

Percentage of
Credit Quality Diversification(3)	Total Net Assets

AAA / Aaa	5.2%

AA / Aa	45.4%

A / A	29.7%

BBB / Baa	15.4%

Not Rated	3.0%

Other Assets and Liabilities - Net(2)	1.3%

TOTAL	100.0%

(1)	Cash Equivalents include investments in a money market fund.

(2)	Assets, other than investments in securities, less liabilities. See Statements of Assets and Liabilities.

(3)

For financial reporting purposes, the Credit Quality Diversification table reflects the lowest rating assigned by either Moody’s Investors Service or Standard and Poor’s if the ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated as “Not Rated” are not rated by either rating agency and do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

PORTFOLIO OF INVESTMENTS

October 31, 2023 (unaudited)

Description	Par Value	Value

MUNICIPAL BONDS – 95.7%

NEW YORK – 95.7%

AIRPORT – 2.5%
Port Authority of New York & New Jersey, NY, Current Refunding Revenue Bonds, (Series 231ST), 5.00%, 08/01/31	$1,000,000	$1,029,305

DEVELOPMENT – 4.1%
Battery Park City Authority, NY, Revenue Bonds, 5.00%, 11/01/41	500,000	520,888
New York Liberty Development Corp., NY, Refunding Revenue Bonds, (Goldman Sachs Headquarters), 5.25%, 10/01/35	1,095,000	1,148,812

TOTAL DEVELOPMENT		$1,669,700

EDUCATION – 5.6%
New York State Dormitory Authority, NY, Revenue Bonds, (AMG St. Aid Withhldg), 5.00%, 10/01/32	1,000,000	1,079,802
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Brooklyn Law School), (Series A), 5.00%, 07/01/33	1,200,000	1,197,460

Description	Par Value	Value

New York State Dormitory Authority, NY, Prerefunded Revenue Bonds, School District, School Improvements, (Series A), (AGM), 5.00%, 10/01/29	$5,000	$5,298

TOTAL EDUCATION		$2,282,560

GENERAL – 22.6%
Hudson Yards Infrastructure Corp., NY, Current Refunding Revenue Bonds, (Series A), 5.00%, 02/15/33	1,175,000	1,204,477
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, 5.00%, 07/01/31	565,000	611,822
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (Lincoln Center For Performing Arts), (Series A), 4.00%, 12/01/34	1,600,000	1,542,043
New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series A-1), 5.00%, 05/01/34	800,000	814,863

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

21	PORTFOLIOS OF INVESTMENTS

Wilmington New York Municipal Bond Fund (continued)

Description	Par Value	Value

New York City, NY, Transitional Finance Authority Future Tax Secured Revenue, Revenue Bonds, Public Improvements, (Sub-Series E-1), 4.00%, 02/01/38	$655,000	$598,797
New York State Dormitory Authority, NY, Revenue Bonds, Public Improvements, (Series A), 5.00%, 03/15/32	2,000,000	2,045,587
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), 4.00%, 03/15/37	1,000,000	933,881
Syracuse, NY, IDA, Revenue Bonds, Syracuse City School District Project, School Improvements, (Series B), (State Aid Withholding), 5.00%, 05/01/32	1,435,000	1,472,782

TOTAL GENERAL		$9,224,252

GENERAL OBLIGATIONS – 9.1%
Binghamton, NY, GO, Public Facilities, AD Valorem Property Tax, (BAM), 4.00%, 04/15/32	500,000	501,683
New York City, NY, GO Unlimited, Current Refunding, (Series A-1), 5.00%, 08/01/31	1,000,000	1,066,731
North Hempstead, NY, GO, Public Improvements, AD Valorem Property Tax, (Series A), (BAM), 4.00%, 03/15/42	650,000	591,458
Yonkers, NY, GO, Refunding Notes, AD Valorem Property Tax, (Series A), (BAM) 5.00%, 05/01/26	500,000	513,525
5.00%, 05/01/30	1,000,000	1,051,344

TOTAL GENERAL OBLIGATIONS		$3,724,741

HIGHER EDUCATION – 18.2%
Albany Capital Resource Corp., NY, Refunding Revenue Bonds, (Albany Law School of Union University Project), (Series A) 4.00%, 07/01/26	800,000	779,853
5.00%, 07/01/29	1,195,000	1,206,201
Dutchess County Local Development Corp., NY, Current Refunding Revenue Bonds, (The Culinary Institute of America), 5.00%, 07/01/32	1,040,000	1,043,826
Hempstead Town Local Development Corp., NY, Revenue Bonds, University & College Improvements, (Hofstra University Project), (Series A), 5.00%, 07/01/33	725,000	759,382
New York City Trust for Cultural Resources, NY, Current Refunding Revenue Bonds, (The Juilliard School), (Series A), 5.00%, 01/01/33	1,025,000	1,087,972
New York State Dormitory Authority, NY, Revenue Bonds, University & College Improvements, (Series A), (NATL), 5.75%, 07/01/27	1,685,000	1,739,159
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (St. John’s University), (Series A) , 5.00%, 07/01/30	800,000	816,612

TOTAL HIGHER EDUCATION		$7,433,005

HOUSING – 2.5%
Amherst Development Corp., NY, Advance Refunding Revenue Bonds, (UBF Facility Student Housing Corp.), (AGM), (Series A), 5.00%, 10/01/31	1,000,000	1,043,702

Description	Par Value	Value

MEDICAL – 7.7%
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (Montefiore Obligated Group), (Series A), 5.00%, 09/01/29	$1,000,000	$994,894
New York State Dormitory Authority, NY, Current Refunding Revenue Bonds, (North Shore-Long Island Jewish Obligated Group), (Series A), 5.00%, 05/01/24	1,160,000	1,164,999
New York State Dormitory Authority, NY, Advance Refunding Revenue Bonds, (NYU Hospitals Center), 5.00%, 07/01/27	1,000,000	998,749

TOTAL MEDICAL		$3,158,642

MULTIFAMILY HSG – 6.8%
New York City, NY, Housing Development Corp., Revenue Bonds, (Series C-1A), 3.50%, 11/01/33	1,890,000	1,688,242
New York City, NY, Housing Development Corp., Revenue Bonds, (Sustainable Neighborhood Bonds), (Series B-1A) 2.45%, 05/01/31	390,000	331,442
3.10%, 11/01/34	890,000	758,730

TOTAL MULTIFAMILY HSG		$2,778,414

POWER – 2.5%
Utility Debt Securitization Authority, NY, Refunding Revenue Bonds, (Series TE), 5.00%, 12/15/38	950,000	1,008,674

SCHOOL DISTRICT – 2.1%
Genesee Valley Central School District, NY, GO Unlimited, Current Refunding, AD Valorem Property Tax, 5.00%, 06/15/29	825,000	878,270

TRANSPORTATION – 6.2%
Metropolitan Transportation Authority, NY, Revenue Green Bonds, (Series C-1), 5.00%, 11/15/29	1,530,000	1,560,151
Port Authority of New York & New Jersey, NY, Refunding Revenue Bonds, (Series 242), 5.00%, 12/01/39	1,000,000	995,861

TOTAL TRANSPORTATION		$2,556,012

UTILITIES – 3.8%
Long Island Power Authority, NY, Electric, Light and Power Improvements, Revenue Bonds, (Series A) 5.00%, 09/01/33	700,000	747,096
5.00%, 09/01/34	750,000	797,708

TOTAL UTILITIES		$1,544,804

WATER – 2.0%
New York City Municipal Water Finance Authority, NY, Current Refunding Revenue Bonds, 2nd General Resolution, (Series EE), 5.00%, 06/15/31	750,000	817,574

TOTAL NEW YORK		$39,149,655

TOTAL MUNICIPAL BONDS (Cost $43,052,622)		$39,149,655

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

PORTFOLIOS OF INVESTMENTS	22

Wilmington New York Municipal Bond Fund (concluded)

Description	Number of Shares	Value

MONEY MARKET FUND – 3.0%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.23%^	1,234,511	$1,234,511

TOTAL MONEY MARKET FUND (Cost $1,234,511)		$1,234,511

TOTAL INVESTMENTS – 98.7% (Cost $44,287,133)		$40,384,166
OTHER ASSETS LESS LIABILITIES – 1.3%		511,305

TOTAL NET ASSETS – 100.0%		$40,895,471

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of October 31, 2023 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities
Municipal Bonds	$—	$39,149,655	$—	$39,149,655
Money Market Fund	1,234,511	—	—	1,234,511

Total	$1,234,511	$39,149,655	$—	$40,384,166

^	7-Day net yield.

The following acronyms are used throughout this Portfolio of Investments:

AGM	Assured Guaranty Municipal

BAM	Build America Mutual Assurance Company

GO	General Obligation

IDA	Industrial Development Authority/Agency

NATL	National Public Finance Guarantee Corporation

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

23	STATEMENTS OF ASSETS AND LIABILITIES

October 31, 2023 (unaudited)	Wilmington Broad Market Bond Fund		Wilmington Municipal Bond Fund		Wilmington New York Municipal Bond Fund
ASSETS:
Investments, at identified cost	$642,210,520		$349,514,100		$44,287,133

Investments in securities, at value	$552,850,832	(a)	$320,173,704		$40,384,166
Income receivable	3,974,851		4,350,930		603,409
Foreign tax reclaim receivable	1,561		—		—
Due from advisor	—		—		2,753
Receivable for shares sold	1,914,199		58,965		—
Receivable for investments sold	—		1,093,858		—
Prepaid assets	42,408		33,081		16,382

TOTAL ASSETS	558,783,851		325,710,538		41,006,710

LIABILITIES:
Collateral for securities on loan	18,049,100		—		—
Due to custodian	—		3,765		—
Payable for investments purchased	—		5,200,304		—
Income distribution payable	817,165		527,727		16,237
Payable for shares redeemed	474,647		186,626		24,477
Payable for Trustees’ fees	2,697		2,799		2,799
Payable for administration fees	13,044		7,880		1,017
Payable for distribution services fees	392		3,163		1,034
Payable for shareholder services fees	156		—		—
Payable for investment advisory fees	141,369		88,763		—
Other accrued expenses	171,522		111,923		65,675

TOTAL LIABILITIES	19,670,092		6,132,950		111,239

NET ASSETS	$539,113,759		$319,577,588		$40,895,471

NET ASSETS CONSIST OF:

Paid-in capital	$633,275,186		$355,540,133		$45,723,503
Distributable earnings (loss)	(94,161,427)		(35,962,545)		(4,828,032)

TOTAL NET ASSETS	$539,113,759		$319,577,588		$40,895,471

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE:
Class A
Net Assets	$1,837,942		$14,454,505		$4,849,533

Shares outstanding (unlimited shares authorized)	220,882		1,245,636		521,620

Net Asset Value per share	$8.32		$11.60		$9.30

Offering Price per share*	$8.71	**	$12.15	**	$9.74	**

Class I
Net Assets	$537,275,817		$305,123,083		$36,045,938

Shares outstanding (unlimited shares authorized)	65,679,849		26,283,543		3,874,592

Net Asset Value and Offering Price per share	$8.18		$11.61		$9.30

(a)	Including $17,350,310 of securities on loan (Note 2).
*	See “How are Shares Priced?’’ in the Prospectus.
**	Computation of offering price per share: 100/95.50 of net asset value.

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF OPERATIONS	24

Six Months Ended October 31, 2023 (unaudited)	Wilmington Broad Market Bond Fund	Wilmington Municipal Bond Fund	Wilmington New York Municipal Bond Fund
INVESTMENT INCOME:
Dividends	$128,530	$229,921	$18,164
Interest	9,274,290	4,487,797	550,039
Securities lending income, net	27,654	—	—

TOTAL INVESTMENT INCOME	9,430,474	4,717,718	568,203

EXPENSES:
Investment advisory fees	1,235,351	751,390	100,252
Administration fees	78,852	47,962	6,400
Portfolio accounting and administration fees	77,098	50,452	16,223
Custodian fees	8,710	2,172	644
Transfer and dividend disbursing agent fees and expenses	14,875	9,351	2,077
Trustees’ fees	31,346	31,346	31,346
Professional fees	55,646	53,879	52,820
Distribution services fee—Class A	2,439	20,082	6,392
Shareholder services fee—Class A	2,439	20,082	6,392
Share registration costs	18,804	16,672	6,748
Printing and postage	7,429	4,865	3,703
Miscellaneous	33,348	25,692	15,191

TOTAL EXPENSES	1,566,337	1,033,945	248,188

WAIVERS AND REIMBURSEMENTS:
Waiver/reimbursement by investment advisor	(381,013)	(186,561)	(109,130)
Waiver of shareholder services fee—Class A	(1,645)	(20,082)	(6,392)

TOTAL WAIVERS AND REIMBURSEMENTS	(382,658)	(206,643)	(115,522)

Net expenses	1,183,679	827,302	132,666

Net investment income	8,246,795	3,890,416	435,537

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on investments	(783,894)	(1,290,906)	(635,310)
Net change in unrealized appreciation (depreciation) on investments	(39,655,725)	(16,655,212)	(1,788,384)

Net realized and unrealized gain (loss)	(40,439,619)	(17,946,118)	(2,423,694)

Change in net assets resulting from operations	$(32,192,824)	$(14,055,702)	$(1,988,157)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

25	STATEMENTS OF CHANGES IN NET ASSETS

	Wilmington Broad Market Bond Fund		Wilmington Municipal Bond Fund

	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
OPERATIONS:
Net investment income	$8,246,795	$13,422,643	$3,890,416	$6,455,599
Net realized gain (loss)	(783,894)	(1,389,476)	(1,290,906)	(3,507,838)
Net change in unrealized appreciation (depreciation)	(39,655,725)	(13,711,445)	(16,655,212)	6,174,791

Change in net assets resulting from operations	(32,192,824)	(1,678,278)	(14,055,702)	9,122,552

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(26,645)	(51,252)	(167,794)	(307,455)
Class I	(8,390,819)	(13,800,456)	(3,722,680)	(6,148,073)

Total distributions to shareholders	(8,417,464)	(13,851,708)	(3,890,474)	(6,455,528)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	48	4,398	65,627	74,402
Class I	62,671,469	138,135,255	39,680,650	156,929,028
Distributions reinvested
Class A	25,250	48,598	141,253	259,919
Class I	3,836,917	6,652,102	725,778	1,292,031
Cost of shares redeemed
Class A	(62,445)	(644,010)	(1,648,985)	(1,709,134)
Class I	(38,852,605)	(150,077,210)	(40,990,568)	(141,612,365)

Change in net assets resulting from share transactions	27,618,634	(5,880,867)	(2,026,245)	15,233,881

Change in net assets	(12,991,654)	(21,410,853)	(19,972,421)	17,900,905
NET ASSETS:
Beginning of period	552,105,413	573,516,266	339,550,009	321,649,104

End of period	$539,113,759	$552,105,413	$319,577,588	$339,550,009

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	6	491	5,374	6,166
Class I	7,342,283	15,779,027	3,302,115	12,922,540
Distributions reinvested
Class A	2,920	5,450	11,805	21,476
Class I	451,482	759,267	60,653	106,705
Shares redeemed
Class A	(7,235)	(72,183)	(138,470)	(141,071)
Class I	(4,547,755)	(16,980,125)	(3,419,896)	(11,735,846)

Net change resulting from share transactions	3,241,701	(508,073)	(178,419)	1,179,970

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

STATEMENTS OF CHANGES IN NET ASSETS (concluded)	26

	Wilmington New York Municipal Bond Fund

	Six Months Ended October 31, 2023 (Unaudited)	Year Ended April 30, 2023
OPERATIONS:
Net investment income	$435,537	$829,574
Net realized gain (loss)	(635,310)	(280,917)
Net change in unrealized appreciation (depreciation)	(1,788,384)	786,657

Change in net assets resulting from operations	(1,988,157)	1,335,314

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(44,353)	(81,040)
Class I	(391,189)	(748,542)

Total distributions to shareholders	(435,542)	(829,582)

SHARE TRANSACTIONS:
Proceeds from sale of shares
Class A	1,737	8,739
Class I	1,181,329	4,392,474
Distributions reinvested
Class A	39,701	70,051
Class I	298,803	544,724
Cost of shares redeemed
Class A	(124,613)	(467,287)
Class I	(3,709,380)	(12,908,995)

Change in net assets resulting from share transactions	(2,312,423)	(8,360,294)

Change in net assets	(4,736,122)	(7,854,562)
NET ASSETS:
Beginning of period	45,631,593	53,486,155

End of period	$40,895,471	$45,631,593

SHARES OF BENEFICIAL INTEREST:
Shares sold
Class A	179	901
Class I	121,723	448,846
Distributions reinvested
Class A	4,141	7,213
Class I	31,125	56,051
Shares redeemed
Class A	(12,931)	(48,016)
Class I	(387,654)	(1,330,851)

Net change resulting from share transactions	(243,417)	(865,856)

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

27	FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period:

WILMINGTON BROAD MARKET BOND FUND

	Six Months Ended October 31, 2023		Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019
CLASS A	(Unaudited)
Net Asset Value, Beginning of Period	$ 8.96		$ 9.23	$10.25	$10.39	$ 9.71	$ 9.51
Income (Loss) From Operations:
Net Investment Income(a)	0.12		0.19	0.15	0.15	0.21	0.21
Net Realized and Unrealized Gain (Loss)	(0.64)		(0.26)	(0.99)	(0.10)	0.69	0.21
Total Income (Loss) From Operations	(0.52)		(0.07)	(0.84)	0.05	0.90	0.42
Less Distributions From:
Net Investment Income	(0.12)		(0.20)	(0.18)	(0.18)	(0.22)	(0.22)
Net Realized Gains	—		—	—	(0.01)	—	—
Total Distributions	(0.12)		(0.20)	(0.18)	(0.19)	(0.22)	(0.22)
Net Asset Value, End of Period	$ 8.32		$ 8.96	$ 9.23	$10.25	$10.39	$ 9.71

Total Return(b)	(5.85)%		(0.71)%	(8.37)%	0.51%	9.35%	4.45%
Net Assets, End of Period (000’s)	$1,838		$2,018	$2,691	$2,234	$3,242	$3,501
Ratios to Average Net Assets
Gross Expense(c)	1.07	%(d)	1.07%	1.06%	1.06%	1.07%	1.08%
Net Expense(c),(e)	0.76	%(d)	0.77%	0.77%	0.81%	0.83%	0.83%
Net Investment Income	2.67	%(d)	2.16%	1.45%	1.46%	2.06%	2.18%
Portfolio Turnover Rate	7%		24%	26%	34%	46%	36%

	Six Months Ended October 31, 2023		Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019
CLASS I	(Unaudited)
Net Asset Value, Beginning of Period	$ 8.81		$ 9.08	$ 10.08	$ 10.22	$ 9.55	$ 9.35
Income (Loss) From Operations:
Net Investment Income(a)	0.13		0.22	0.18	0.18	0.24	0.24
Net Realized and Unrealized Gain (Loss)	(0.63)		(0.26)	(0.97)	(0.09)	0.68	0.21
Total Income (Loss) From Operations	(0.50)		(0.04)	(0.79)	0.09	0.92	0.45
Less Distributions From:
Net Investment Income	(0.13)		(0.23)	(0.21)	(0.22)	(0.25)	(0.25)
Net Realized Gains	—		—	—	(0.01)	—	—
Total Distributions	(0.13)		(0.23)	(0.21)	(0.23)	(0.25)	(0.25)
Net Asset Value, End of Period	$ 8.18		$ 8.81	$ 9.08	$ 10.08	$ 10.22	$ 9.55

Total Return(b)	(5.70)%		(0.42)%	(8.02)%	0.83%	9.74%	4.84%
Net Assets, End of Period (000’s)	$537,276		$550,087	$570,825	$623,556	$535,825	$544,092
Ratios to Average Net Assets
Gross Expense(c)	0.57	%(d)	0.57%	0.56%	0.75%	0.82%	0.83%
Net Expense(c),(e)	0.43	%(d)	0.43%	0.43%	0.47%	0.49%	0.49%
Net Investment Income	3.01	%(d)	2.51%	1.79%	1.79%	2.40%	2.52%
Portfolio Turnover Rate	7%		24%	26%	34%	46%	36%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

FINANCIAL HIGHLIGHTS (continued)	28

For a share outstanding throughout each period:

WILMINGTON MUNICIPAL BOND FUND

	Six Months Ended October 31, 2023		Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019
CLASS A	(Unaudited)
Net Asset Value, Beginning of Period	$ 12.25		$ 12.12	$ 13.41	$ 12.72	$ 13.22	$ 12.78
Income (Loss) From Operations:
Net Investment Income(a)	0.13		0.22	0.19	0.20	0.25	0.26
Net Realized and Unrealized Gain (Loss)	(0.65)		0.13	(1.25)	0.70	(0.28)	0.44
Total Income (Loss) From Operations	(0.52)		0.35	(1.06)	0.90	(0.03)	0.70
Less Distributions From:
Net Investment Income	(0.13)		(0.22)	(0.19)	(0.21)	(0.25)	(0.26)
Net Realized Gains	—		—	(0.04)	—	(0.22)	—
Total Distributions	(0.13)		(0.22)	(0.23)	(0.21)	(0.47)	(0.26)
Net Asset Value, End of Period	$ 11.60		$ 12.25	$ 12.12	$ 13.41	$ 12.72	$ 13.22

Total Return(b)	(4.30)%		2.92%	(8.08)%	7.05%	(0.36)%	5.52%
Net Assets, End of Period (000’s)	$14,455		$16,745	$17,942	$23,716	$24,052	$29,050
Ratios to Average Net Assets
Gross Expense(c)	1.09	%(d)	1.11%	1.08%	1.10%	1.09%	1.10%
Net Expense(c),(e)	0.73	%(d)	0.74%	0.74%	0.74%	0.74%	0.74%
Net Investment Income	2.09	%(d)	1.81%	1.42%	1.53%	1.90%	1.99%
Portfolio Turnover Rate	9%		28%	23%	24%	81%	83%

	Six Months Ended October 31, 2023		Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019
CLASS I	(Unaudited)
Net Asset Value, Beginning of Period	$ 12.26		$ 12.13	$ 13.42	$ 12.73	$ 13.23	$ 12.79
Income (Loss) From Operations:
Net Investment Income(a)	0.14		0.25	0.22	0.24	0.29	0.29
Net Realized and Unrealized Gain (Loss)	(0.65)		0.13	(1.25)	0.69	(0.28)	0.44
Total Income (Loss) From Operations	(0.51)		0.38	(1.03)	0.93	0.01	0.73
Less Distributions From:
Net Investment Income	(0.14)		(0.25)	(0.22)	(0.24)	(0.29)	(0.29)
Net Realized Gains	—		—	(0.04)	—	(0.22)	—
Total Distributions	(0.14)		(0.25)	(0.26)	(0.24)	(0.51)	(0.29)
Net Asset Value, End of Period	$ 11.61		$ 12.26	$ 12.13	$ 13.42	$ 12.73	$ 13.23

Total Return(b)	(4.17)%		3.18%	(7.83)%	7.32%	(0.10)%	5.78%
Net Assets, End of Period (000’s)	$305,123		$322,805	$303,707	$338,952	$316,617	$260,800
Ratios to Average Net Assets
Gross Expense(c)	0.60	%(d)	0.61%	0.59%	0.79%	0.84%	0.85%
Net Expense(c),(e)	0.48	%(d)	0.49%	0.49%	0.49%	0.49%	0.49%
Net Investment Income	2.34	%(d)	2.06%	1.67%	1.78%	2.14%	2.24%
Portfolio Turnover Rate	9%		28%	23%	24%	81%	83%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

29	FINANCIAL HIGHLIGHTS (concluded)

For a share outstanding throughout each period:

WILMINGTON NEW YORK MUNICIPAL BOND FUND

	Six Months Ended October 31, 2023		Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019
CLASS A	(Unaudited)
Net Asset Value, Beginning of Period	$ 9.83		$ 9.71	$10.69	$10.20	$10.43	$10.18
Income (Loss) From Operations:
Net Investment Income(a)	0.08		0.15	0.13	0.14	0.15	0.15
Net Realized and Unrealized Gain (Loss)	(0.53)		0.12	(0.95)	0.51	(0.16)	0.36
Total Income (Loss) From Operations	(0.45)		0.27	(0.82)	0.65	(0.01)	0.51
Less Distributions From:
Net Investment Income	(0.08)		(0.15)	(0.13)	(0.14)	(0.15)	(0.15)
Net Realized Gains	—		—	(0.03)	(0.02)	(0.07)	(0.11)
Total Distributions	(0.08)		(0.15)	(0.16)	(0.16)	(0.22)	(0.26)
Net Asset Value, End of Period	$ 9.30		$ 9.83	$ 9.71	$10.69	$10.20	$10.43

Total Return(b)	(4.56)%		2.79%	(7.74)%	6.38%	(0.12)%	5.16%
Net Assets, End of Period (000’s)	$4,850		$5,212	$5,536	$6,789	$7,251	$8,630
Ratios to Average Net Assets
Gross Expense(c)	1.56	%(d)	1.53%	1.37%	1.34%	1.34%	1.33%
Net Expense(c),(e)	0.82	%(d)	0.82%	0.82%	0.82%	0.82%	0.83%
Net Investment Income	1.73	%(d)	1.52%	1.24%	1.31%	1.43%	1.50%
Portfolio Turnover Rate	20%		6%	7%	14%	60%	45%

	Six Months Ended October 31, 2023		Year Ended April 30, 2023	Year Ended April 30, 2022	Year Ended April 30, 2021	Year Ended April 30, 2020	Year Ended April 30, 2019
CLASS I	(Unaudited)
Net Asset Value, Beginning of Period	$ 9.84		$ 9.72	$ 10.70	$ 10.20	$ 10.43	$ 10.19
Income (Loss) From Operations:
Net Investment Income(a)	0.10		0.17	0.16	0.16	0.18	0.18
Net Realized and Unrealized Gain (Loss)	(0.54)		0.12	(0.95)	0.53	(0.16)	0.35
Total Income (Loss) From Operations	(0.44)		0.29	(0.79)	0.69	0.02	0.53
Less Distributions From:
Net Investment Income	(0.10)		(0.17)	(0.16)	(0.17)	(0.18)	(0.18)
Net Realized Gains	—		—	(0.03)	(0.02)	(0.07)	(0.11)
Total Distributions	(0.10)		(0.17)	(0.19)	(0.19)	(0.25)	(0.29)
Net Asset Value, End of Period	$ 9.30		$ 9.84	$ 9.72	$ 10.70	$ 10.20	$ 10.43

Total Return(b)	(4.53)%		3.04%	(7.50)%	6.74%	0.13%	5.32%
Net Assets, End of Period (000’s)	$36,046		$40,420	$47,950	$59,887	$54,979	$53,379
Ratios to Average Net Assets
Gross Expense(c)	1.06	%(d)	1.03%	0.87%	1.03%	1.09%	1.09%
Net Expense(c),(e)	0.57	%(d)	0.57%	0.57%	0.57%	0.57%	0.58%
Net Investment Income	1.98	%(d)	1.77%	1.49%	1.55%	1.68%	1.76%
Portfolio Turnover Rate	20%		6%	7%	14%	60%	45%

(a)	Per share amounts have been calculated using the average shares method.

(b)	Based on net asset value, which does not reflect the sales charge, if applicable. Total returns for periods of less than one year, if any, are not annualized.

(c)

The Fund may invest in other underlying funds and indirectly bears its proportionate share of fees and expenses incurred by the underlying funds. This ratio does not include these indirect fees and expenses.

(d)	Annualized for periods less than one year.

(e)	Net expenses reflect fee waivers/expense reimbursements by the advisor and/or other service providers.

See Notes which are an integral part of the Financial Statements

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS	30

Wilmington Funds

October 31, 2023 (unaudited)

1.	ORGANIZATION

Wilmington Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 funds, 3 of which are presented herein (individually referred to as a “Fund” or collectively as the “Funds”). The remaining 7 funds are presented in separate reports.

Fund	Investment Goal

Wilmington Broad Market Bond Fund (“Broad Market Bond Fund”)(d)	The Fund seeks to provide current income and secondarily, capital growth.

Wilmington Municipal Bond Fund (“Municipal Bond Fund”)(d)	The Fund seeks a high level of income exempt from federal income tax, consistent with the preservation of capital.

Wilmington New York Municipal Bond Fund (“New York Municipal Bond Fund”)(n)	The Fund seeks to provide current income that is exempt from both federal and New York personal income taxes.

(d) Diversified

(n) Non-diversified

The Funds offer Class A and Class I shares. All shares of the Trust have equal rights with respect to voting, except on class-specific matters.

The assets of each fund are segregated and a shareholder’s interest is limited to the fund in which shares are held.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The Trust is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, “Financial Services - Investment Companies.” The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated and the differences could be material.

Computation of Net Asset Value – The net asset value (‘‘NAV’’) per share for each class of a Fund is computed by dividing the total current value of the assets of the Fund, less its liabilities, attributable to the class by the total number of shares outstanding of the class at the time of such computation. The NAV per share for each class of a Fund is computed as of 4:00 p.m. (Eastern Time) on days when the New York Stock Exchange (“NYSE”) is open for regular trading.

Investment Valuation – The Board of Trustees (“Trustees”) has adopted Valuation Policies and Procedures (“Valuation Procedures”) and has delegated responsibilities to Wilmington Funds Management Corporation (“WFMC” or the “Advisor”), in its role as the Trust’s investment advisor, with respect to the valuation of the Funds’ investments. The Advisor, acting through its Pricing Committee, carries out all of the functions set forth below to determine fair value in good faith with respect to a Fund’s investments. The fair value of the Funds’ portfolio securities are determined as follows:

●	investments in open-end regulated investment companies are valued at NAV;

●

for fixed income securities, according to prices as furnished by an independent pricing service, except that fixed income securities with remaining maturities of less than 60 days at the time of purchase are valued at amortized cost provided such amount approximates fair value; and

●	for all other securities, at fair value as determined by the Advisor in accordance with the Valuation Procedures.

The Trust follows the authoritative guidance (GAAP) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. The three tiers of inputs are summarized at the end of each Fund’s Portfolio of Investments. The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Pursuant to the Funds’ fair value procedures noted previously, investments in open-end regulated investment companies are generally categorized as Level 1 securities in the fair value hierarchy. Fixed income securities and money market instruments are generally categorized as Level 2 securities in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value as determined in accordance with the Valuation Procedures. These valuations are typically categorized as Level 2 or Level 3 securities in the fair value hierarchy.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

31	NOTES TO FINANCIAL STATEMENTS (continued)

Repurchase Agreements – Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting each Fund’s return on the transaction. It is each Fund’s policy to require the counterparty to a repurchase agreement to transfer to the Funds’ custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Funds hold a “securities entitlement” and exercise “control” as those terms are defined in the Uniform Commercial Code. The Funds have established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities, if necessary, to equal at least the repurchase price. These procedures also allow the counterparty to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.

The insolvency of the counterparty or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Funds to receive less than the full repurchase price.

Repurchase agreements are entered into by the Funds under Master Repurchase Agreements (“MRA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from each Fund.

At October 31, 2023, the open repurchase agreements by counterparty which are subject to a MRA on a net payment basis are as follows:

Fund/Counterparty	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Exposure(2)

Broad Market Bond Fund
Bank of America Securities, Inc.	$3,339,083	$3,339,083	$—	$—
BNP Paribas SA	1,420,467	1,420,467	—	—
Deutsche Bank Securities, Inc.	3,339,083	3,339,083	—	—
HSBC Securities USA, Inc.	3,272,301	3,272,301	—	—
National Bank Financial	3,339,083	3,339,083	—	—
RBC Dominion Securities, Inc.	3,339,083	3,339,083	—	—

	$18,049,100	$18,049,100	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net exposure represents the receivable due from the counterparty in the event of default.

Investment Income, Gains and Losses, Expenses and Distributions – Interest income and expenses are accrued daily. All premiums and discounts on fixed income securities are amortized/accreted for financial reporting purposes. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Dividends and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment transactions are accounted for on a trade date basis for financial reporting purposes. Realized gains and losses from investment transactions are recorded on an identified cost basis.

Expenses of the Trust, which are directly identifiable to a specific fund, are applied to that fund. Expenses which are not identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense.

Each Fund offers multiple classes of shares. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Distributions are declared separately for each class. No class has preferential distribution rights; differences in per share distributions rates are generally due to differences in class specific expenses. Distributions from net realized gains, if any, are declared and paid to shareholders annually. Distributions from net investment income are declared daily and paid monthly.

Restricted Securities – Restricted securities are securities that either (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933, as amended, or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Funds or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. A Fund will not incur any registration costs upon such resales. The Funds’ restricted securities are valued at the price provided by dealers in the secondary market or, if no market prices are available, at the fair value as determined in accordance with the Valuation Procedures.

Lending of Portfolio Securities – The Trust has entered into an agreement with its custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. Any increase or decrease in the fair value of securities loaned and any interest or dividends earned on those securities during the term of the loan would be for the account of the Funds. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	32

Funds have the right under the lending agreement to recover the securities from the borrower on demand. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day.

Under the terms of the agreement, cash collateral received is invested in one or more approved investments. Investments purchased with cash collateral are presented on the Portfolios of Investments under the caption “Cash Collateral Invested for Securities on Loan.”

The Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (“MSLA”) which permit the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

At October 31, 2023, the securities loaned which are subject to a MSLA on a net payment basis are as follows:

Fund	Value of Securities on Loan	Cash Collateral Received(1)	Net Exposure(2)
Broad Market Bond Fund	$17,350,310	$17,350,310	$—

(1)

Collateral with a value of $18,049,100 has been received in connection with securities lending transactions. The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.

(2)	Net exposure represents the receivable due from the counterparty in the event of default.

3.	FEDERAL TAX INFORMATION

No provision for federal income taxes has been made, as it is each Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986, as amended, and to distribute to shareholders each year all of its taxable income and realized gains.

Each Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the tax returns are filed. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. The Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the for the six months ended October 31, 2023.

The amount and character of tax-basis distributions and composition of distributable earnings are finalized at fiscal year-end. Accordingly, tax-basis balances have not been determined as of the date of this report.

As of October 31, 2023, the cost of investments for U.S. federal income tax purposes, the aggregate gross unrealized appreciation for all investments for which there was an excess of value over tax cost and the aggregate gross unrealized depreciation for all investments for which there was an excess of tax cost over value, were as follows:

Fund	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Tax Unrealized Appreciation/ (Depreciation)

Broad Market Bond Fund	$642,210,525	$30,694	$(89,390,387)	$(89,359,693)
Municipal Bond Fund	349,545,914	—	(29,372,210)	(29,372,210)
New York Municipal Bond Fund	44,287,133	—	(3,902,967)	(3,902,967)

Capital loss carryforwards represent realized losses that may be carried forward for an unlimited period and applied against future capital gains for U.S. federal income tax purposes. Such capital loss carryforwards will retain their character as either short-term or long-term capital losses. As of April 30, 2023, character of capital loss carryforwards were as follows:

Fund	Short-Term No Expiration	Long-Term No Expiration	Total Capital Loss Carryforwards

Broad Market Bond Fund	$(1,755,876)	$(2,236,176)	$(3,992,052)
Municipal Bond Fund	(1,053,201)	(4,235,363)	(5,288,564)
New York Municipal Bond Fund	—	(289,547)	(289,547)

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

33	NOTES TO FINANCIAL STATEMENTS (continued)

4.	ADVISORY FEES, SERVICING FEES, AND OTHER SERVICE PROVIDERS

Investment Advisor – WFMC serves as the Investment Advisor to each of the Funds. Wilmington Trust Investment Advisors, Inc. (“WTIA”) provides sub-advisory services to the Funds. WFMC and WTIA are wholly-owned subsidiaries of M&T Bank Corporation. For its services, the Funds pay WFMC an annual investment advisory fee, accrued daily and paid monthly, based on a percentage of each Fund’s average daily net assets as described below. WFMC, not the Funds, pays WTIA for its services.

Fund	Advisory Fee Annual Rate

Broad Market Bond Fund	0.45%
Municipal Bond Fund	0.45%
New York Municipal Bond Fund	0.45%

WFMC and the Funds’ distributor and shareholder service provider have contractually agreed to waive their fees and/or reimburse expenses through August 31, 2024 so that total annual fund operating expenses paid by the Funds (not including the effects of dividends or interest on short positions, acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest expressed as an annualized percentage of average daily net assets), will not exceed the expense limitations set forth below. Neither WFMC nor the Funds’ distributor and shareholder service provider will recoup previously waived fees/expenses in subsequent years.

The contractual expense limitations are as follows:

	Current Contractual Expense Limitations
Fund	Class A	Class I

Broad Market Bond Fund	0.78%	0.43%
Municipal Bond Fund*	0.72%	0.47%
New York Municipal Bond Fund**	0.81%	0.56%

*	Prior to August 31, 2023, the Municipal Bond Fund’s contractual expense limitation was 0.74% and 0.49% for Class A and Class I, respectively.

**	Prior to August 31, 2023, the New York Municipal Bond Fund’s contractual expense limitation was 0.82% and 0.57% for Class A and Class I, respectively.

Administrative Fees – The Bank of New York Mellon (“BNYM”) provides the Trust with fund administration services. BNYM fees as described in the table below are a component of “Portfolio accounting and administration fees” as disclosed in the Statements of Operations. WFMC, in its role as Co-Administrator, provides the Funds with certain administrative personnel and services necessary to operate the Funds. WFMC fees as described in the table below are accrued daily and paid monthly, and are disclosed on the Statements of Operations as “Administration fees.”

Administrator	Maximum Fee	Average Aggregate Daily Net Assets of the Trust

WFMC	0.040%	on the first $5 billion
	0.030%	on the next $2 billion
	0.025%	on the next $3 billion
	0.018%	on assets in excess of $10 billion

BNYM	0.0175%	on the first $15 billion
	0.0150%	on the next $10 billion
	0.0125%	on assets in excess of $25 billion

WFMC and BNYM may voluntarily choose to waive any portion of their fee and can add, modify or terminate a voluntary wavier at any time at their sole discretion. Neither WFMC nor BNYM will recoup previously waived fees/expenses in subsequent years. For the six months ended October 31, 2023, neither WFMC nor BNYM waived any administrative fees.

Distribution Services Fee – The Trust has adopted a Distribution Services Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan allows the Funds to pay fees to financial intermediaries, which may be paid through ALPS Distributors, Inc. (“ALPS”), the principal distributor, at an annual rate of up to 0.25% of the average daily net assets of the Funds’ Class A shares, for the sale, distribution, administration, customer servicing and record keeping of these shares.

The Trust may reduce the maximum amount of distribution services fees it pays from time to time at its sole discretion. In addition, a financial intermediary (including ALPS, the Advisor or their affiliates) may voluntarily waive or reduce any fees to which they are entitled.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

NOTES TO FINANCIAL STATEMENTS (continued)	34

For the six months ended October 31, 2023, M&T Securities, Inc., Manufacturers and Traders Trust Company, and Wilmington Trust, NA (together “M&T”), affiliates of the Advisor, received distribution services fees paid by the Funds as follows:

Fund	Distribution Fees

Broad Market Bond Fund	$ 25

Municipal Bond Fund	2,178

New York Municipal Bond Fund	28

Sales Charges – The Funds’ Class A shares bear front-end sales charges.

For the six months ended October 31, 2023, M&T received sales charges on the sale of Class A shares as follows:

Fund	Sales Charges

Municipal Bond Fund	$23

New York Municipal Bond Fund	22

Shareholder Services Fee – Pursuant to a Shareholder Services Plan adopted by the Funds and administered by ALPS, the Funds may pay up to 0.25% of the average daily net assets of the Funds’ Class A shares to financial intermediaries (which may include ALPS, the Advisor or their affiliates) for providing shareholder services and maintaining shareholder accounts.

M&T has entered into a Shareholder Services Agreement with ALPS, under which it is entitled to receive up to 0.25% of the average daily net assets of the Funds’ Class A shares. The Funds may reduce the maximum amount of shareholder service fees they pay from time to time at their sole discretion. In addition, a financial intermediary (including M&T) may waive or reduce any fees to which they are entitled.

For the six months ended October 31, 2023, M&T received shareholder service fees, net of waivers, paid by the Funds as follows:

Fund	Shareholder Services Fees

Broad Market Bond Fund	$10

Other Service Providers – Foreside Management Services, LLC (“FMS”) provides a Principal Executive Officer and Principal Financial Officer to the Trust. FMS has no role in determining the investment policies or which securities are to be sold or purchased by the Trust or its funds.

BNYM provides custody services to the Trust.

BNY Mellon Investment Servicing (U.S.) Inc. provides fund accounting and transfer agency services to the Trust.

General – Certain Trustees and Officers of the Trust are also Officers or employees of the above companies that provide services to the Funds, and during their terms of office, receive no compensation from the Funds. The Trust’s Statement of Additional Information includes additional information about the Trustees.

5.	INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term obligations and U.S. Government Securities, for the six months ended October 31, 2023 were as follows:

Fund	Purchases	Sales

Broad Market Bond Fund	$26,473,678	$22,751,047
Municipal Bond Fund	35,407,470	29,393,740
New York Municipal Bond Fund	8,432,747	10,378,241

Purchases and sales of investments of U.S. Government Securities for the six months ended October 31, 2023 were as follows:

Fund	Purchases	Sales

Broad Market Bond Fund	$45,195,514	$13,457,605

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

35	NOTES TO FINANCIAL STATEMENTS (concluded)

6.	MARKET RISK IN GENERAL

There is a risk that the value of a Fund’s investments may decrease in response to expected, real or perceived economic, political or financial events in the U.S. or global markets. The frequency and magnitude of such changes in value cannot be predicted. Certain securities and other investments held by a Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment or other political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide due to increasingly interconnected global economies and financial markets.

The principal risks of investing in the Funds are described more fully in the Funds’ prospectus.

7.	CONTRACTUAL OBLIGATIONS

In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

8.	LINE OF CREDIT

The Trust participates in a $10,000,000 unsecured, committed revolving line of credit (“LOC”) agreement with BNYM. The LOC is available for extraordinary or emergency purposes, primarily for financing redemption payments. Borrowings are charged interest at a rate of 1.25% per annum over the highest of (a) the federal funds effective rate for such day, (b) the Daily Simple Secured Overnight Financing Rate (SOFR) for such day plus 0.10%, or (c) zero percent. The LOC includes a commitment fee of 0.20% per annum on the daily unused portion. The LOC expires on March 27, 2024.

The Funds did not utilize the LOC during the six months ended October 31, 2023.

9.	NEW REGULATORY PRONOUNCEMENTS

In October 2022, the Securities and Exchange Commission (SEC) adopted a rule and form amendments relating to tailored shareholder reports for mutual funds. The rule and form amendments will require mutual funds to transmit streamlined shareholder reports that highlight key information to investors. The rule amendments will require that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The compliance date for the amendments is for shareholder reports filed with the SEC on or after July 24, 2024.

10.	SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure in the financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements through this date.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

36

DISCUSSION OF RENEWAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

Renewal of Advisory and Sub-Advisory Agreements Generally

At a meeting held on September 26-27, 2023 (the “September Meeting”), the Board agreed to approve the renewal of the Trust’s investment advisory agreements and sub-advisory agreements (collectively, the “Advisory Agreements”). The agreement renewal process was divided into two Board meetings of the Independent Trustees of the Trust to consider information relating to each Fund of the Trust, as generally described below.

On August 24, 2023, the Board held a special meeting (the “August Meeting”) with personnel of the Adviser and Counsel to give preliminary consideration to information bearing on the continuation of the Advisory Agreements with WFMC and with WTIA and the Advisory Agreements between the Wilmington Global Alpha Equities Fund, Wilmington International Fund and Wilmington Real Asset Fund (the “Sub-Advised Funds”) and their respective sub-advisers (the “Sub-Advisers”). At the August Meeting, the Independent Trustees evaluated the information that the Adviser provided in response to a written request from Counsel that was sent on behalf of the Independent Trustees and developed a request for additional and clarifying information that was responded to by the Adviser and discussed at the September Meeting.

At the August Meeting, the Adviser also provided the Board with an initial basis for the approval of each Advisory Agreement between the Sub-Advised Funds and their respective Sub-Advisers and discussed with the Board a variety of information about the Sub-Advised Funds and their Sub-Advisers, including information that each Sub-Adviser provided in response to a written request from Counsel on behalf of the Independent Trustees concerning its investment advisory services, operations, compliance program and other matters.

In agreeing to renew the Advisory Agreements, the Board considered, among other things:

●

Information about the nature and quality of the services provided by the Adviser, including management style, particular investment strategies and prevailing market conditions experienced in the prior year; the fees and expenses of each Fund, including any applicable fee waiver or expense cap; the costs of the services and potential economies of scale; and fallout or ancillary benefits to the Adviser from managing each Fund;

●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparisons of fee and expense data;
●	Reports from a leading, independent source of mutual fund industry data describing, on a Fund-by-Fund basis, peer comparative performance data;
●	Information from the Adviser describing, on a Fund-by-Fund basis, each Fund’s performance (over multiple periods) compared with the Fund’s benchmark(s) and peer groups, as applicable;
●	Information about fees paid by other clients of the Adviser (and each Sub-Adviser, as relevant and available) that have substantially similar investment objectives to the corresponding Fund;
●

The nature and quality of the services provided by the Adviser with respect to the Sub-Advisers and the Adviser’s evaluation and recommendation of the approval of the renewal of the Advisory Agreements with each Sub-Adviser;

●

For each Sub-Adviser, the nature and quality of services provided; the costs to the Sub-Adviser of providing those services, as available; the potential for economies of scale; potential fall-out benefits to the Sub-Adviser; and the financial stability of the Sub-Adviser and its parent companies, as relevant; and

●	The financial stability of the Adviser and each Sub-Adviser and their parent companies, when relevant.

During the agreement renewal process, the Board reviewed, considered and discussed, among themselves and with the Adviser and Counsel, the information described above. Counsel advised the Independent Trustees on their responsibilities under state and federal law with respect to the renewals and met with the Independent Trustees in executive sessions. The Board also considered reports provided by the Adviser throughout the year concerning each Fund with respect to, among other things, investment performance, compliance and operational matters; brokerage and portfolio transactions; allocation of soft dollars for research products and services; portfolio turnover rates; and other benefits from the allocation of transactions to certain brokers. The Board took into account information provided by the Adviser with respect to the effect on performance of asset allocations required by a Fund’s investment strategy or implemented by the Adviser at its discretion. The Board also considered the Adviser’s profitability in providing services under the Advisory Agreements. The Board generally concluded that, for each Fund, the consideration of each factor above supported the renewal of each Advisory Agreement.

At the September Meeting, the Board approved the renewal of each of the Advisory Agreements based on all of the relevant information and factors, none of which was individually determinative of the outcome, and concluded the following:

●

The nature and extent of the investment advisory services to be provided to each Fund by the Adviser and each Sub-Adviser, as applicable, were consistent with the terms of the relevant Advisory Agreements;

●	The prospects for satisfactory investment performance were reasonable; and
●	Renewal of the Advisory Agreements was in the best interest of each Fund and its shareholders.

Wilmington Broad Market Bond Fund

The Board considered that the Fund’s net management fee rate was equal to the Fund’s expense group median and net total expense ratio was below the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one- and three-year periods, and below the peer group average for the five-year period, ended June 30, 2023.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

37	Semi-Annual Report

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington Municipal Bond Fund

The Board considered that the Fund’s net management fee rate was above the Fund’s expense group median and net total expense ratio was equal to the Fund’s expense group median. The Board also considered that the Fund achieved total return performance above the peer group average for the one-year period, and below the peer group average for the three- and five-year periods, ended June 30, 2023. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be explained by the Fund’s allocation to investment grade tax-exempt municipal securities, while the Fund’s peers invest in fixed income securities and derivatives that outperformed relative to the Fund’s holdings. In March 2022, to diversify the Fund’s investments, the Board approved an up to 10% investment in high yield municipal securities, generally through ETFs.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

Wilmington New York Municipal Bond Fund

The Board considered that the Fund’s net management fee rate was below the Fund’s expense group median and net total expense ratio was slightly above the Fund’s expense group median. The Board also considered that the Fund had achieved total return performance above the peer group average for the one-year period, and below the peer group average for the three- and five-year periods, ended June 30, 2023. The Board considered management’s explanation of the Fund’s underperformance and its view that underperformance could be explained by the Fund’s allocation to investment grade tax-exempt municipal securities, while the Fund’s peers invest in fixed income securities and derivatives that outperformed relative to the Fund’s holdings.

The Board determined that the Fund’s level of performance and expense generally supported the renewal of the Fund’s Advisory Agreements.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

38

Shares of the Wilmington Funds are not FDIC insured or otherwise protected by the U.S. government, are not deposits or other obligations of, or guaranteed by, Manufacturers and Traders Trust Company, and are subject to investment risks, including possible loss of the principal amount invested.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-836-2211. A report on how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available through Wilmington Funds’ website. Go to www.wilmingtonfunds.com select “Proxy Voting Record” to access the link. This information is also available from the Edgar database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Form N-PORT is available on the SEC’s website at www.sec.gov.

Important information about the access and delivery of shareholder reports

Beginning on June 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of your Fund’s shareholder reports will no longer be sent to you by mail, unless you specifically request them. You will be notified by mail each time a report is posted on the Funds’ website and you will be provided with a link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you do not need to take any action. You may elect to receive other communications electronically from the Fund by contacting your financial intermediary or, if you hold shares directly with the Fund, by calling 1-800-836-2211.

You may elect to receive paper copies of all future shareholder reports free of charge. If you own these shares through a financial intermediary, you may contact your financial intermediary to elect to receive paper copies of your shareholder reports. If you are a direct investor you can inform the Wilmington Funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at 1-800-836-2211. Your election to receive paper reports will apply to all funds held directly with Wilmington Funds and may apply to all funds held with your financial intermediary.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

39

PRIVACY POLICY AND NOTICE

OF THE FUNDS AND THEIR DISTRIBUTOR

March 1, 2023

The Wilmington Funds, their distributor, and their agents (referred to as “the Funds”, “we” or “us”) recognize that consumers (referred to as “you” or “your”) expect us to protect both your assets and financial information. We respect your right to privacy and your expectation that all personal information about you or your account will be maintained in a secure manner. We are committed to maintaining the confidentiality, security and integrity of client and shareholder information. We want you to understand the Funds’ policy that governs the handling of your information, how the Funds gather information, how that information is used and how it is kept secure. In accordance with current regulations, the Funds will: collect from customers only the non-public personal information needed to conduct the Funds’ business; insure the security and confidentiality of customer records and information; protect against unauthorized access to or use of customer records and information; protect against any anticipated threats or hazards to the security or integrity of customer records and information; and require companies that service the Funds to have an information security program in place that is reasonably designed to safeguard customer records and information.

Information Collected by the Funds

The Funds collect nonpublic personal information about you from the following sources:

●

We may receive information from you, or from your financial representative, on account applications, other forms or electronically (such as through the Funds’ website or other electronic trading mechanisms). Examples of this information include your name, address, social security or taxpayer identification number, date of birth, assets, income, account balances, and investment activity.

●

We may receive information from you, or from your financial representative, through transactions with us or others, correspondence, and other communications. Examples of this information include specific investments and your account balances.

●	We may obtain other personal information from you in connection with providing you a financial product or service. Examples of this information include depository, debit or credit account numbers.

Information Sharing Policy

The Funds may share nonpublic personal information about you, as described above, with financial or non-financial companies or other entities, including companies that may be affiliated with the Funds and other nonaffiliated third parties, for the following purposes:

●

We may share information when it is necessary and required to process a transaction or to service a customer relationship. For example, information may be shared with a company that provides account record keeping services or a company that provides proxy services to shareholders.

●

We may share information when it is required or permitted by law. For example, information may be shared in response to a subpoena or to protect you against fraud or with someone who has established a legal beneficial interest, such as a power of attorney.

●

We may disclose some or all the information described above to companies that perform marketing or other services on our behalf. For example, we may share information about you with the financial intermediary (bank, investment bank or broker-dealer) through whom you purchased the Funds’ products or services, or with providers of marketing, legal, accounting, or other professional services. The Funds will not, however, disclose a consumer’s account number or similar form of access number or access code for credit card, deposit or transaction accounts to any nonaffiliated third party for use in telemarketing, direct mail or other marketing purposes. In all such cases, we provide the third party with only the information necessary to carry out its assigned responsibilities and direct such third parties to only use your information for the purpose it was provided. We require these third parties to treat your personal information with the same high degree of confidentiality that we do.

Except as described above, the Funds do not share customer information. We will not rent, sell, trade, or otherwise release or disclose any personal information about you. Any information you provide to us is for the Funds’ use only. If you decide to close your account(s) or become an inactive customer, we will adhere to the privacy policies and practices as described in this notice.

Information Security

When the Funds share nonpublic customer information with third parties hired to facilitate the delivery of certain products or services to our customers, such information is made available for limited purposes and under controlled circumstances designed to protect our customers’ privacy. We require third parties to comply with our standards regarding security and confidentiality of such information, and to have an information security program in place that is reasonably designed to safeguard customer records and information. We do not permit third parties to use that information for their own or any other purposes, or rent, sell, trade, or otherwise release or disclose the information to any other party. These requirements are reflected in written agreements between the Funds and the third-party service providers.

The Funds protect your personal information in several ways. We maintain physical, electronic, and procedural safeguards to guard your nonpublic personal information. In addition, the Funds’ Transfer Agent and Shareholder Servicing Agent have procedures in place for the appropriate disposal of nonpublic personal information when they are no longer required to maintain the information.

Each of the following sections explains an aspect of the Funds’ commitment to protecting your personal information and respecting your privacy.

October 31, 2023 (unaudited) / SEMI-ANNUAL REPORT

40

Employee Access to Information

Our Code of Ethics, which applies to all employees, restricts the use of customer information, and requires that it be held in the strictest of confidence. Employee access to customer information is authorized for business purposes only, and the degree of access is based on the sensitivity of the information and on an employee’s or agent’s need to know the information to service a customer’s account or comply with legal requirements.

Visiting the Funds’ Website

The Funds’ website gathers and maintains statistics about the number of visitors as well as what information is viewed most frequently. This information is used to improve the content and level of service we provide to our clients and shareholders.

●	Information or data entered into a website will be retained.

●

Where registration to a website or re-entering personal information on a website is required, “cookies” are used to improve your online experience. A cookie is a way for websites to recognize whether you have visited the site before. It is a small file that is stored on your computer that identifies you each time you re-visit the Funds’ website, so you don’t have to resubmit personal information. Cookies provide faster access into the website.

●

We may also collect non-personally identifiable Internet Protocol (“IP”) addresses for all other visitors to monitor the number of visitors to the site. These non-personally identifiable IP addresses are never shared with any third party.

E-mail

If you have opted to receive information from the Funds by e-mail, it is our policy to include instructions in all e-mail messages on how to unsubscribe from subsequent e-mail programs. Some products or services from the Funds are intended to be delivered and serviced electronically. E-mail communication may be utilized in such cases. If you participate in an employer-sponsored retirement plan administered by the Funds, we may, at your employer’s request, send you e-mails on matters pertaining to the retirement plan.

Please do not provide any account or personal information such as social security numbers, account numbers, or account balances within your e-mail correspondence to the Funds or its agents. We cannot use e-mail to execute transaction instructions, provide personal account information, or change account registration. We can, however, use e-mail to provide you with the necessary forms or you may contact customer service toll-free at 1-800-836- 2211.

What You Can Do

The safety and security of your Personal Information also depends on you. You are responsible for keeping your account information, such as your account number and login information for our website, confidential. For your protection, we recommend that you do not provide your account information, username, or password to anyone except a representative of the Funds as appropriate for a transaction or to set up an account. If you become aware of any suspicious activity relating to your account, please contact us immediately.

Surveys/Aggregate Data

Periodically, the Funds may conduct surveys about financial products and services or review elements of customer information to forecast future business needs. The Funds then generate reports that include aggregate data regarding its customers. Aggregate data classifies customer information in various ways but that does not identify individual customers. These reports may also include information on website traffic patterns and related information. These reports are used for the Funds’ planning, statistical and other corporate purposes. Aggregate data may also be shared with external parties, such as marketing organizations. However, no information is shared by which any individual customer could be identified.

Changes to Our Privacy Statement

The effective date of this Notice is March 1, 2023. We reserve the right to modify this Notice at any time. When it is revised, reviewed or materially changed, we will update the effective date. You can determine whether there have been changes since the last time you reviewed by simply checking the effective date.

Notice will be provided to you in advance of any changes that would affect your rights under this Notice.

SEMI-ANNUAL REPORT / October 31, 2023 (unaudited)

Investment Advisor	Distributor

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Sub-Advisor

Wilmington Trust Investment Advisors, Inc.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Co-Administrator

Wilmington Funds Management Corp.

1100 North Market Street

9th Floor

Wilmington, DE 19890

Custodian

The Bank of New York Mellon

240 Greenwich Street

New York, NY 10286

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Fund Accountant, Co-Administrator, Transfer Agent and Dividend Disbursing Agent

BNY Mellon Investment Servicing (U.S.) Inc.

301 Bellevue Parkway

Wilmington, DE 19809

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

Two Commerce Square

2001 Market Street, Suite 1800

Philadelphia, PA 19103

WT-SAR-FI-1023

Wilmington Funds | 1-800-836-2211 | www.wilmingtonfunds.com

We are pleased to send you this shareholder report for the Wilmington Funds. This report contains important information about your investments in the funds.

(b) Not applicable

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A), or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c)) under the Investment Company Act of 1940, as amended (the “1940 Act”) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Wilmington Funds

By (Signature and Title)*	/s/ Charles S. Todd
Charles S. Todd
(Principal Executive Officer)

Date: January 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Charles S. Todd
Charles S. Todd
(Principal Executive Officer)

Date: January 5, 2024

By (Signature and Title)*	/s/ Arthur W. Jasion
Arthur W. Jasion
(Principal Financial Officer)

Date: January 5, 2024

* Print the name and title of each signing officer under his or her signature.